As filed with the Securities and Exchange Commission on February 17, 2009

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

______________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 57

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 57

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

433 California Street, 11th Floor

San Francisco, California 94104

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

______________________

J. ALAN REID, JR.

Forward Funds

433 California Street, 11th Floor

San Francisco, California 94104

(Name and address of agent for service of process)

COPIES TO:

DOUGLAS P. DICK

Dechert LLP

4675 MacArthur Court, Suite 1400

Newport Beach, California 92660-8842

(Name and address of agent for service of process)

______________________

It is proposed that this filing will become effective:

Immediately upon filing pursuant to paragraph (b)
On (date) pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
X	On April 30, 2009 pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

This post-effective amendment designates a new effective date for a previously filed post-effective amendment

ACCESSOR FUNDS
ADVISOR, INVESTOR & INSTITUTIONAL CLASS SHARES

PROSPECTUS

ACCESSOR	[MAY 1, 2009]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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THE ACCESSOR FUNDS

A family of 18 mutual funds. This Prospectus describes 16 of the Accessor Funds that have Advisor, Investor and Institutional Class shares. These Accessor Funds are divided into ten “Underlying Funds” and six “Allocation Funds,” each a “Fund” and collectively the “Funds” as listed below. Each Fund (except for the Strategic Alternatives Fund) has other classes of shares that are described in separate prospectuses.

ALLOCATION FUNDS:	ALLOCATION FUNDS:
Income Allocation Fund	Growth & Income Allocation Fund
Income & Growth Allocation Fund	Growth Allocation Fund
Balanced Allocation Fund	Aggressive Growth Allocation Fund

UNDERLYING EQUITY FUNDS:	UNDERLYING FIXED-INCOME FUNDS:
Growth Fund	High Yield Bond Fund
International Equity Fund	Investment Grade Fixed-Income Fund
Small to Mid Cap Fund	Mortgage Securities Fund
Value Fund	U.S. Government Money Fund (The “Money Market Fund”)

UNDERLYING ALTERNATIVES FUNDS:
Frontier Markets Fund
Strategic Alternatives Fund

For information about the other classes and Funds of Accessor Funds, please request the current Accessor Funds Prospectuses.

A variety of equity, fixed-income, alternative and balanced mutual funds.

When used together, designed to help investors realize the benefits of asset allocation and diversification.

Each Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”), and managed by Forward Management, LLC (“Forward Management”).

The Underlying Funds are sub-advised by money managers (“Money Managers”) who are selected and supervised by Forward Management (other than the U.S. Government Money Fund, the Frontier Markets Fund and the Strategic Alternatives Fund, which are advised directly by Forward Management).

Each of the Accessor Allocation Funds is a “fund of funds” and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each may invest in a combination of the Institutional Class Shares of the Underlying Funds and shares of certain Forward series of the Trust as discussed below, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of the Underlying Funds, which include the Underlying Funds described in this Prospectus, and the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund (collectively, the “Underlying Forward Funds”), each of which is offered through a separate prospectus. You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund’s performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

Each Allocation Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments that are rising. The level of diversification the Allocation Funds obtain from being invested in a number of Underlying Funds may reduce the risk associated with an investment in a single Underlying Fund. This risk may be further reduced because each Underlying Fund’s investments are also spread over a range of issuers, industries and, in the case of the International Equity Fund, countries. For more details regarding the principal risks of the Allocation Funds based on the principal risks of the Underlying Funds, please see “Summary of Principal Risks” section.

DIVERSIFICATION is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities of a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.

ASSET ALLOCATION is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, stocks and bonds) in an effort to enhance returns and reduce risks.

Diversification and asset allocation do not, however, guarantee investment results.

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ALLOCATION FUND INCOME ALLOCATION FUND DETAILS

The Investment Objective The Accessor Income Allocation Fund seeks high current income and some stability of principal. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Fixed-Income Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	0.00%	10.00%
Accessor Growth	0.00%	5.00%
Accessor International Equity	0.00%	5.00%
Accessor Small to Mid Cap	0.00%	5.00%
Accessor Value	0.00%	5.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	10.00%
Accessor Strategic Alternatives	0.00%	15.00%

Underlying Fixed-Income Funds	50.00%	95.00%
Accessor High Yield Bond	10.00%	40.00%
Accessor Investment Grade Fixed-Income	10.00%	50.00%
Accessor Mortgage Securities	10.00%	50.00%

Underlying Money Market Fund/Cash*	5.00%	40.00%
Accessor U.S. Government Money**	5.00%	40.00%

Underlying Forward Fund***	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward International Fixed Income Fund is are offered through a separate prospectus.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Credit Risk

Custody Risk

Depositary Receipts Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

Foreign Currencies Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

International Sanctions Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Prepayment and Extension Risk

Repatriation Risk

Regulatory and Market Developments Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

INCOME ALLOCATION FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 2001 5.95% 2002 5.68% 2003 4.68% 2004 2.83% 2005 2.38% 2006 4.32% 2007 3.16% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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ALLOCATION FUND INCOME & GROWTH ALLOCATION FUND DETAILS

The Investment Objective The Accessor Income & Growth Allocation Fund seeks high current income and some potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Equity Underlying Funds and at least 25% in Fixed-Income Underlying Funds. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM
Underlying Equity Funds	15.00%	40.00%
Accessor Growth	0.00%	20.00%
Accessor International Equity	0.00%	15.00%
Accessor Small to Mid Cap	0.00%	10.00%
Accessor Value	0.00%	20.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	15.00%

Underlying Fixed-Income Funds	25.00%	80.00%
Accessor High Yield Bond	5.00%	30.00%
Accessor Investment Grade Fixed-Income	5.00%	40.00%
Accessor Mortgage Securities	5.00%	40.00%

Underlying Money Market Fund/Cash*	0.00%	35.00%
Accessor U.S. Government Money**	0.00%	35.00%

Underlying Forward Funds***	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through a separate prospectus.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Commodity Risk

Common Stocks Risk

Counterparty Credit Risk

Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipts Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Prepayment and Extension Risk

Regulatory and Market Developments Risk

Repatriation Risk

Small Market Volatility Risk

Small to Mid Cap Company Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

INCOME & GROWTH ALLOCATION FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 2001 -.057% 2002 -2.45% 2003 13.56% 2004 6.45% 2005 4.29% 2006 8.33% 2007 4.03% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION
Advisor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%
S&P 500[2]		[ ]%	[ ]%	[ ]%
Composite Index[3]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008 this index was published by Lehman Brothers.

[2]	The S&P500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 70% Barclays Capital Aggregate Bond Index and 30% S&P500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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ALLOCATION FUND BALANCED ALLOCATION FUND DETAILS

The Investment Objective The Accessor Balanced Allocation Fund seeks moderate current income and some potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds or the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section of the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Underlying Equity Funds and at least 25% in Underlying Fixed-Income Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM
Underlying Equity Funds	25.00%	60.00%
Accessor Growth	5.00%	25.00%
Accessor International Equity	0.00%	20.00%
Accessor Small to Mid Cap	0.00%	15.00%
Accessor Value	5.00%	25.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	20.00%

Underlying Fixed-Income Funds	25.00%	60.00%
Accessor High Yield Bond	0.00%	25.00%
Accessor Investment Grade Fixed-Income	0.00%	15.00%
Accessor Mortgage Securities	0.00%	15.00%

Underlying Money Market Fund/Cash*	0.00%	25.00%
Accessor U.S. Government Money**	0.00%	25.00%

Underlying Forward Funds***	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through a separate prospectus.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Commodity Risk

Common Stocks Risk

Counterparty Credit Risk

Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipts Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

ETF/ETN Net Asset Value/Market Price Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Prepayment and Extension Risk

Repatriation Risk

Regulatory and Market Developments Risk

Small Market Volatility Risk

Small to Mid Cap Company Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

BALANCED ALLOCATION FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 2001 -4.57% 2002 -7.94% 2003 19.52% 2004 9.00% 2005 5.72% 2006 10.81% 2007 4.57% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%
S&P 500[2]		[ ]%	[ ]%	[ ]%
Composite Index[3]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008 this index was published by Lehman Brothers.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital Aggregate Bond Index and 50% S&P500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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ALLOCATION FUND GROWTH & INCOME ALLOCATION FUND DETAILS

The Investment Objective The Accessor Growth & Income Allocation Fund seeks moderate potential capital appreciation and some current income. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	35.00%	70.00%
Accessor Growth	5.00%	30.00%
Accessor International Equity	0.00%	25.00%
Accessor Small to Mid Cap	0.00%	20.00%
Accessor Value	5.00%	30.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	15.00%

Underlying Fixed-Income Funds	10.00%	50.00%
Accessor High Yield Bond	0.00%	20.00%
Accessor Investment Grade Fixed-Income	0.00%	25.00%
Accessor Mortgage Securities	0.00%	25.00%

Underlying Money Market Fund/Cash*	0.00%	20.00%
Accessor U.S. Government Money**	0.00%	20.00%

Underlying Forward Funds***	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through a separate prospectus.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Common Stocks Risk

Commodity Risk

Counterparty Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipts Risk

Derivatives Risk

ETF and ETN Risk

Financial Market Risk

Foreign Exposure Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Inflation Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Regulatory and Market Developments Risk

Repatriation Risk

Prepayment and Extension Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

GROWTH & INCOME ALLOCATION FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 2001 -6.83% 2002 -10.84% 2003 22.09% 2004 10.21% 2005 6.43% 2006 11.96% 2007 4.66% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%
S&P 500[2]		[ ]%	[ ]%	[ ]%
Composite Index[3]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008 this index was published by Lehman Brothers.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 40% Barclays Capital Aggregate Bond Index and 60% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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ALLOCATION FUND GROWTH ALLOCATION FUND DETAILS

The Investment Objective The Accessor Growth Allocation Fund seeks high potential capital appreciation and some current income. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	50.00%	85.00%
Accessor Growth	10.00%	40.00%
Accessor International Equity	.50%	35.00%
Accessor Small to Mid Cap	0.00%	25.00%
Accessor Value	10.00%	40.00%
Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	15.00%
Underlying Fixed-Income Funds	0.00%	30.00%
Accessor High Yield Bond	0.00%	15.00%
Accessor Investment Grade Fixed-Income	0.00%	15.00%
Accessor Mortgage Securities	0.00%	15.00%
Underlying Money Market Fund/Cash*	0.00%	15.00%
Accessor U.S. Government Money**	0.00%	15.00%
Underlying Forward Funds***	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through a separate prospectus.

Principal Investment Risk The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Commodity Risk

Common Stocks Risk

Counterparty Credit Risk

Currency Transactions

Custody Risk

Depositary Receipt Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

ETF/ETN Net Asset Value/Market Price Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Prepayment and Extension Risk

Regulatory and Market Developments Risk

Repatriation Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

GROWTH ALLOCATION FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 2001 -11.70% 2002 -15.50% 2003 28.22% 2004 12.75% 2005 7.73% 2006 14.30% 2007 5.19% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%
S&P 500[2]		[ ]%	[ ]%	[ ]%
Composite Index[3]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008 this index was published by Lehman Brothers.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 20% Barclays Capital Aggregate Bond Index and 80% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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ALLOCATION FUND AGGRESSIVE GROWTH ALLOCATION FUND DETAILS

The Investment Objective The Accessor Aggressive Growth Allocation Fund seeks high potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in limited amounts of the Underlying Fixed-Income Funds and the Underlying Forward Funds. For information about securities in which the Underlying Funds or the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section of the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM
Underlying Equity Funds	70.00%	100.00%
Accessor Growth	10.00%	40.00%
Accessor International Equity	5.00%	40.00%
Accessor Small to Mid Cap	10.00%	25.00%
Accessor Value	10.00%	40.00%
Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	15.00%
Underlying Fixed-Income Funds	0.00%	15.00%
Accessor High Yield Bond	0.00%	10.00%
Accessor Investment Grade Fixed-Income	0.00%	5.00%
Accessor Mortgage Securities	0.00%	5.00%
Underlying Money Market Fund/Cash*	0.00%	5.00%
Accessor U.S. Government Money**	0.00%	5.00%
Underlying Forward Funds***	0.00%	20.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund and the Forward Legato Fund are offered through a separate prospectus.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Common Stocks Risk

Commodity Risk

Counterparty Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipt Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Management Risk

Market Risk

Options and Futures Transactions Risk

Regulatory and Market Developments Risk

Repatriation Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time.

All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

AGGRESSIVE GROWTH ALLOCATION FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 2001 -15.68% 2002 -20.02% 2003 30.74% 2004 14.60% 2005 8.86% 2006 15.95% 2007 5.71% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION
Advisor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	12/27/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	12/27/00	[ ]%	[ ]%	[ ]%
S&P 500[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND FRONTIER MARKETS FUND DETAILS

Investment Objective The Frontier Markets Fund seeks capital growth.

Principal Investment Strategies The Fund will seek to achieve its objective by investing at least 80% of its assets in securities with exposure to the returns of Frontier Markets. For purposes of this investment policy, “assets” includes not only the amount of the Fund’s net assets attributable to investments directly or indirectly providing investment exposure to the return of Frontier Markets, but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. This investment policy and name of the Fund with respect to Frontier Markets may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The term “Frontier Markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. For the purposes of the Fund, “Frontier Markets” will include countries identified in the Morgan Stanley Capital InternationalSM (“MSCI”) Frontier Emerging Markets Index.

The primary benchmark for the Fund will be the MSCI Frontier Markets Index (the “Benchmark”). See the Appendix for additional information about the Benchmark.

Forward Management employs an index-like approach to constructing the Fund’s portfolio. Forward Management seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Benchmark and will primarily invest directly or indirectly in swaps, P-notes, warrants, structured notes, futures and options (collectively, “Structured Products”), exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depository receipts (including, but not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts), and securities of companies in Frontier Market countries. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. Where exposure to Frontier Markets is not feasible, Forward Management will invest in securities with exposure to emerging markets.

To the extent that the Structured Products used by the Fund have economic characteristics similar to frontier market countries, they will be counted toward the 80% policy described above. The Fund may also invest in futures based on country indexes, industries and sectors, individual stocks and currencies, and in currency futures and forward contracts. Although Forward Management may seek to use Structured Products to achieve the Fund’s investment objective, no assurance can be given that the use of Structured Products will achieve this result or that Structured Products will be available or fully developed in the frontier market countries in which the Fund may invest.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. Forward Management will seek to minimize deviations whenever possible. When determining investment decisions, Forward Management will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, Forward Management will attempt to maximize the Fund’s overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

The Fund at all times will be required to have exposure of 25% or more of its total assets in securities of issuers in the bank industry. See “Securities and Risks – Bank Industry Concentration Risk” for a discussion of the risks associated with investing in the bank industry.

Principal Investment Risks The following risks are risks of the Fund or another investment company in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bank Industry Concentration Risk

Bank Loan Risk

Collateralized Mortgage Obligation Risk

Commodity Risk

Company or Specific Security Risk

Convertible Securities Risk

Counterparty Credit Risk

Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipt Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities

ETF and ETN Risk

Foreign Currencies Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

HOLDRs Risk

Interest Rate Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Maturity Risk

Mortgage-backed Securities Risk

Non-Diversified Risk

No Operating History Risk

Options and Futures Transactions Risk

Overall Market Risk

Real Estate Concentration Risk

Regulatory and Market Developments Risk

Repatriation Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance Because the Frontier Markets Fund commenced investment operations on December 31, 2008, it does not have one year of performance and no Fund performance information is presented.

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UNDERLYING FUND GROWTH FUND DETAILS

Investment Objective The Growth Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing principally in U.S. common and preferred stocks, securities convertible into common stocks, and rights and warrants. The Fund invests primarily in stocks of companies that Smith Asset Management Group, LP (“Smith Group”), the Fund’s Money Manager, selects for their potential contribution to the long-term growth of capital, utilizing Smith Group’s bottom-up stock selection process, while maintaining an overall risk level similar to that of the Fund’s benchmark, the S&P 500/Citigroup Growth Index. See Appendix for additional information about the index.

The primary emphasis of Smith Group’s stock selection process is on bottom-up stock selection. Excess returns are derived from two sources. First, all stocks must pass through a valuation screen designed to eliminate all companies trading above their historical relative price/earnings ratio. Secondly, stocks passing this screen are evaluated on the basis of their ability to produce improved earnings quality and report earnings above expectations.

Smith Group’s large cap core/growth investment process is best described as a core approach. Smith Group buys companies that are undervalued according to a number of commonly accepted value measures, but have improving business fundamentals. Smith  Group  believes  that  the  best  evidence  that  fundamentals  are

MARKET CAPITALIZATION: The Growth Fund generally invests in companies with market capitalizations within the range of the market capitalizations of the companies included in the S&P 500 Index. As of March 31, 2009, the market capitalization of the S&P 500 Index ranged from $[ ] billion for the smallest company to $[   ] billion for the largest company.

improving is that a company reports earnings that are better than expected, and that it follows through with a pattern of these positive earnings surprises. During the period in which a company is reporting a series of positive earnings surprises it is generally experiencing rapidly accelerating earnings growth that is above the company’s historic growth rate. Smith Group has developed a process of combining traditional fundamental research, behavioral finance, and the latest technological tools in order to find companies with hidden fundamental business improvement. Smith Group uses this process as a way of finding the undervalued companies that have a catalyst for unlocking their value, providing a balance within the portfolio to exposures to valuation and growth.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Common Stocks Risk

Growth Stocks Risk

Management Risk

Options and Futures Transactions Risk

Portfolio Turnover Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on September 21, 2007. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

GROWTH FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 1999 46.65% 2000 25.87% 2001 -23.58% 2002 -24.26% 2003 21.90% 2004 11.52% 2005 6.44% 2006 6.56% 2007 5.86% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
S&P 500/Citigroup Growth Index[1]	[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500/Citigroup Growth Index (formerly the S&P 500/Barra Growth Index) is an unmanaged index of growth stocks in the S&P 500. Large capitalization growth stocks are the stocks within the S&P 500 that generally have high expected earnings growth and higher than average price-to-book ratios. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND HIGH YIELD BOND FUND DETAILS

Investment Objective The High Yield Bond Fund seeks high current income.

Principal Investment Strategies The Fund invests in debt securities, which include corporate bonds. Under normal conditions, the Fund will invest at least 80% of its assets in lower-rated, high yield corporate bonds commonly referred to as “junk bonds.” This investment policy and the name of the Fund may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. High yield debt securities are those rated lower than BBB by Standard & Poor’s Corporation (“S&P”) or lower than Baa by Moody’s Investors Services, Inc. (“Moody’s”), or unrated securities judged to be of comparable quality by the Money Manager. The Fund will normally invest in securities that, at the time of initial investment, are rated lower than BBB and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody’s. The Fund will normally seek an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Fund’s benchmark, the Merrill Lynch U.S. High Yield Master II Index. See a Appendix for additional information about the index. The Money Manager will attempt to exceed the total return performance of the Merrill Lynch U.S. High Yield Master II Index. The Fund may also invest in dollar denominated, non-investment grade bonds of foreign issuers that, at the time of initial investment, are rated as lower than BBB and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody’s. The Money Manager may invest in unrated securities of domestic or foreign issuers that the Money Manager determines to be of comparable quality. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high yield bonds, such as zero coupon bonds, which pay interest only at maturity, or payment-in-kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation.

First   Western   Investment   Management, Inc.   (“First Western”), the

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of December 31, 2008, the Merrill Lynch U.S. High Yield Master II Index duration was [ ] years, although the duration will likely vary in the future.

Fund’s Money Manager, selects debt securities on a company-by-

company basis, emphasizing fundamental research and a long-term investment horizon. Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s objective. Their analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. Based on this analysis, First Western looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive, in the opinion of First Western, because they offer better assurance of debt repayment.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Bond Market Volatility Risk

Company Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Inflation Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Options and Futures Transactions Risk

Prepayment and Extension Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date. Effective June 1, 2008, the Fund’s current Money Manager acquired the former Money Manager, Financial Management Advisors, LLC, portfolio managers of which continue to manage the Fund (since inception). The chart and tables reflect results achieved by Financial Management Advisors, LLC for periods prior to June 1, 2008.

HIGH YIELD BOND FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 2001 5.19% 2002 1.42% 2003 24.24% 2004 9.49% 2005 2.20% 2006 10.82% 2007 2.10% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	05/01/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	05/01/00	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	05/01/00	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	05/01/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	05/01/00	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	05/01/00	[ ]%	[ ]%	[ ]%
Merrill Lynch U.S. High Yield Master II Index[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND INTERNATIONAL EQUITY FUND DETAILS

Investment Objective The International Equity Fund seeks capital growth.

Principal Investment Strategies Under normal conditions, the Fund will invest at least 80% of its assets, including borrowings for investment purposes, in equity securities (depositary receipts, common and preferred stock and securities convertible into common and preferred stock). This investment policy and the name of the Fund with respect to equity securities may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund will attempt to meet its object through the active selection of equity securities.

Lazard Asset Management LLC (“Lazard”) serves as the Fund’s Money Manager. Lazard will concentrate investments in holdings that are composed of but not limited to countries included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE + EM GDTR_D) Index. See Appendix for additional information about this index. The Fund normally intends to diversify its investments among at least 10 different countries throughout the world. A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. The Fund may invest a substantial part of its assets in just one country, which will be located outside the United States. The Fund may invest in securities of any market capitalization. Through the use of a proprietary model, a quantitative selection process is used to select the best securities within each underlying industry in the MSCI EAFE + EM GDTR_D Index.

Lazard utilizes a proprietary bottom-up stock selection process that is based on a quantitative multi-factor model used to select the best securities within each underlying industry in the MSCI EAFE + EM GDTR_D Index. Portfolio construction focuses on strong risk controls relative to the benchmark, specifically controls for country, sector and size exposures.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associates with an investment in the Fund.

Common Stocks Risk

Currency Risk

Derivatives Risk

Foreign Exposure Risk

Growth Stocks Risk

IPO Holding Risk

Liquidity Risk

Management Risk

Quantitative Strategy Risk

Options and Futures Transactions Risk

Small to Mid Cap Company Risk

Value Stocks Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on December 1, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

INTERNATIONAL EQUITY FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 1999 48.93% 2000 -24.55% 2001 -24.82% 2002 -14.83% 2003 34.30% 2004 17.76% 2005 14.33% 2006 33.13% 2007 12.97% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	1 YEAR	5 YEARS	10 YEARS

Advisor Class returns before taxes	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
MSCI EAFE + EM NDTR_D Index[1]	[ ]%	[ ]%	[ ]%
MSCI EAFE + EM GDTR_D Index[2,3]	[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The MSCI EAFE + EM NDTR_D Index is an unmanaged index of 46 developed (excluding the United States and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. “NDTR” indicates that the data series approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies. “D” indicates that the U.S. dollar is used as the base currency.

[2]	Effective December 1, 2008, the benchmark index for the Fund changed to the MSCI EAFE + EM GDTR_D Index.

[3]

The MSCI EAFE + EM GDTR_D Index is an unmanaged index of 46 developed (excluding the United States and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. “GDTR” indicates that the gross dividend is reinvested. “D” indicates that the U.S. dollar is used as the base currency.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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UNDERLYING FUND INVESTMENT GRADE FIXED-INCOME FUND DETAILS

Investment Objective The Investment Grade Fixed-Income Fund (formerly known as the Accessor Intermediate Fixed-Income Fund) seeks generation of current income.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities or synthetic instruments, such as options swaps, forwards and futures that are designed to correlate to a portfolio compressed of investment grade fixed-income securities. This investment policy and the name of the Fund with respect to fixed-income securities may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund will normally seek to have a dollar-weighted average portfolio duration that does not vary more or less than two years from that of the Fund’s benchmark, the Barclays Capital Government/Credit Index (the “BCGC Index”). See Appendix for additional information about the index. The Fund invests principally in investment grade debt securities rated  BBB  by S&P

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2009, the BCGC Index duration was [     ] years, although the duration will likely vary in the future.

or Baa by Moody’s and up to 5% of its net assets in securities rated BB or lower by S&P or Ba or lower by Moody’s or debt securities unrated but judged to be of comparable quality by the Money Manager. The Fund may purchase lower rated debt securities when the Money Manager views the issuer’s credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Fund may invest up to 5% in emerging markets debt. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation. The Money Manager will attempt to exceed the total return performance of the BCGC Index.

The portfolio construction of individual portfolios is determined by Pacific Investment Management Company LLC (“PIMCO”)’s portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist’s responsibility to see that all portfolios are structured to reflect the model portfolio defined by the PIMCO Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO’s investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO’s staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the “Secular Forum,” during which PIMCO establishes its outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for the risks associated with an investment in the Fund.

Asset-backed Securities Risk

Bond Market Volatility

Common Stocks Risk

Credit Risk

Currency Risk

Foreign Exposure

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Options and Futures Transactions Risk

Prepayment and Extension Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on May 19, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

INVESTMENT GRADE FIXED - INCOME FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 1999 -3.58% 2000 10.17% 2001 8.00% 2002 11.70% 2003 4.93% 2004 3.88% 2005 3.69% 2006 3.73% 2007 3.64% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	1 YEAR	5 YEARS	SINCE INCEPTION
Advisor Class returns before taxes	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Barclays Capital Government/Credit Index[1]	[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Government/Credit Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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UNDERLYING FUND MORTGAGE SECURITIES FUND DETAILS

Investment Objective The Mortgage Securities Fund seeks generation of current income.

Principal Investment Strategies Under normal market conditions, the Fund will invest at least 80% of its assets in mortgage-related securities. This investment policy and the name of the Fund may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund normally invests in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs and CMOs, and CMBSs, and asset-backed securities, rated A or higher by S&P or Moody’s or unrated but considered to be of comparable quality by the Money Manager. The Fund will normally seek an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Fund’s benchmark, the Barclays Capital Mortgage-Backed Securities Index (the “BCM Index”). See Appendix for additional information about the index. The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

BlackRock Financial Management, Inc. (“BlackRock”), the Fund’s Money Manager, uses quantitative risk control methods to ensure that the Fund’s overall risk and duration characteristics are consistent with the BCM Index. BlackRock’s investment philosophy and process centers around four key principles:

controlled duration (controlling sensitivity to interest rates);

relative value sector rotation and security selection (analyzing a sector’s and a security’s impact on the overall portfolio);

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2009, the duration of the BCM Index was [ ] years, although the duration will likely vary in the future.

rigorous quantitative analysis to security valuation (mathematically analyzing a security’s value); and

quality credit analysis (analyzing a security’s credit quality).

BlackRock’s Investment Strategy Committee determines the firm’s broad investment strategy based on macroeconomics (for example, interest rate trends) and market trends, as well as input from risk management and credit committee professionals. The Money Managers then implement this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s objective. The Money Manager will attempt to exceed the total return performance of the BCM Index.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Asset-backed Securities Risk
Bond Market Volatility

Credit Risk

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

Liquidity Risk

Management Risk

Options and Futures Transactions Risk

Portfolio Turnover Risk

Prepayment and Extension Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor and the current Money Manager for the periods prior to that date.

MORTGAGE SECURITIES FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 1999 1.19% 2000 11.11% 2001 7.68% 2002 7.90% 2003 2.34% 2004 3.87% 2005 1.95% 2006 3.92% 2007 6.28% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Barclays Capital Mortgage-Backed Securities Index[1]	[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capitals Mortgage-Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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UNDERLYING FUND SMALL TO MID CAP FUND DETAILS

Investment Objective The Small to Mid Cap Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of small and medium capitalization issuers. This investment policy and the name of the Fund with respect to market capitalization may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. Generally, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. In addition, the Fund will seek to maintain an average market capitalization similar to and will attempt to have a roughly similar distribution of stocks by market capitalization as the Fund’s benchmark, the Dow Jones Wilshire 4500 Completion Index. See Appendix for additional information about the index. The Fund invests principally in securities convertible into common stocks, and rights and warrants of such issuers. Investment selections may be based on fundamental economic, market and other factors which may lead to variation by economic sectors, industry or other appropriate to meet the Fund’s objective. The Fund may engage in various portfolio strategies (for example, options or futures but not for speculation) to reduce certain risks of its investments and may thereby enhance income.

SPECIAL NOTE: As of December 31, 2008, the market capitalization of the Dow Jones Wilshire 4500 Completion Index ranged from under $[   ] million for the smallest company to $[   ] billion for the largest company. The weighted average market value of the Index was $[   ] billion, which may vary from month to month.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), the Fund’s Money Manager, employs its multifactor Dynamic Alpha stock evaluation model to identify a portfolio of mid and small cap stocks which the manager believes offers the best long-term return potential subject to the Fund’s investment guidelines. The Money Manager will seek to meet the Fund’s investment objective by investing primarily in stocks of companies with risk characteristics which are in favor in the current market environment while underweighting stocks whose characteristics are presently out of favor.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of risks associated with an investment in the Fund.

Common Stocks Risk

Management Risk

Options and Futures Transactions Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on June 2, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

SMALL TO MID CAP FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 1999 27.26% 2000 -18.22% 2001 -14.13% 2002 -14.70% 2003 43.91% 2004 18.86% 2005 12.98% 2006 13.75% 2007 -2.89% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Dow Jones Wilshire 4500 Completion Index[1]	[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Dow Jones Wilshire 4500 Completion Index (float-adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND STRATEGIC ALTERNATIVES FUND DETAILS

Investment Objective The Strategic Alternatives Fund seeks to provide long-term capital appreciation and income. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies. The Fund seeks to achieve its objective by investing at least 80% of its assets in asset classes that exhibit low historical correlations with global stock and bond markets. For purposes of this investment policy, “assets” includes not only the amount of the Fund’s net assets attributable to investments in asset classes that exhibit low historical correlations with global stock and bond markets, but also the Fund’s net assets that are segregated on the Fund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. This investment policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. To achieve its objective, the Fund will invest primarily in alternative asset classes (such as real estate, a variety of commodity-related securities and currencies) that historically have had a low correlation to traditional asset classes (such as stocks, bonds and money market securities).

The Fund will seek exposure to alternative asset classes by investing in structured notes, exchanged traded notes (“ETNs”), exchange traded funds (“ETFs”), mutual funds, and closed-end funds (ETFs, mutual funds and closed-end funds are referred to as “Underlying Funds”). The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps.

The Fund’s manager, Forward Management, utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio will be more actively managed and may add additional assets that are not part of the core portfolio, as discussed below.

The core portfolio will consist generally of investments that provide exposure to the commodity markets through such instruments as structured notes, ETFs, ETNs and commodities futures contracts relating to such instruments, and exposure to the currency markets through such instruments as structured notes, ETFs, ETNs and currency options and forwards relating to such instruments and investments in underlying funds that (i) invest in domestic and international real estates including real estate investment trusts (“REITs”), (ii) seek to track a broad U.S. real estate benchmark, and (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but the Manager anticipates that the core portfolio will typically comprise approximately 75% of the Fund.

The remainder (or satellite portfolio) of the Fund will be allocated among other alternative asset classes not included in the core portfolio. These asset classes may include emerging markets debt, international sovereign bonds and bank loans. However, the Manager may invest in any other non-traditional asset class that the Manager believes may provide returns that have weak correlation to traditional asset classes.

The Fund will invest directly in fixed-income securities rated investment grade. However, Underlying Funds in which the Fund invests may themselves invest in underlying investments rated below investment grade.

At the Manager’s discretion, the Fund may invest a substantial portion of its assets in cash, cash equivalents, high quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, political or economic conditions.

The Manager uses a combination of techniques and strategies to achieve the Fund’s investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes the following four broad factors: Valuation, Growth, Macroeconomic Conditions, and Sentiment.

Valuation: This broad factor includes several sub-components that focus on relative market valuations using common metrics such as forward P/E (price to earnings ratio), earnings spreads, and yields. The Manager believes that capital markets have efficient characteristics, meaning that market participants receive and act on all information as soon as it is available. However, the value of certain asset classes may become disproportionately attractive to the general market and this might present an opportunity to take advantage of these perceived mispricings of assets in order to achieve the Fund’s investment objective. In the Manager’s opinion, valuation may help indicate how various asset classes perform over time relative to the broad securities market.

Growth: The second broad factor reviews the growth of corporate earnings and cash flows using metrics such as analyst estimate revisions, positive and negative earning surprises, and year-over-year revenue and earnings growths. The growth or decline of corporate earnings and cash flow can have widespread ramifications on global capital markets. The Manager believes that these fundamental changes in corporate financials may create unique opportunities to take advantage of long-term trends in order to achieve the Fund’s investment objective.

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Macroeconomic Conditions: The third broad factor is used for determining the long-term trends of the various asset classes in which the Fund invests. Macroeconomic data plays a significant role in the management of the Fund and includes items such as forecasted Gross Domestic Product (GDP) growth, leading indicators, inflation, trade balance/currency strength, monetary policy expectation and housing market. Overall, the Fund attempts to realize the investment objective by optimally positioning the portfolio in order to take advantage of long-term macroeconomic trends.

Sentiment: This last factor is used to track market momentum. This factor considers several items such as moving averages, investor sentiment polls, fund flows, Fed funds futures contracts and credit default swap spreads.

In addition to the above-mentioned factors, the Fund’s allocations are reviewed by the Manager’s Investment Policy Committee, which provides overall guidance on the Fund’s strategy. However, the Fund is subject to daily movements and the portfolio managers may deviate from the general strategy in order to meet the Fund’s investment objective and maintain liquidity.

The Manager may seek to protect a position or positions within the Fund’s portfolio through hedging techniques such as covered calls or through the use of swaps. These techniques are used primarily for managing the risk of specific positions and not for the purpose of speculation.

Principal Investment Risks. The following risks are risks of the Fund or another investment company in which the Fund may invest. Please see “Securities and Risks” for a description on the risks associated with an investment in the Fund.

Allocation Risk

Asset-backed Securities Risk

Asset Class Risk

Bank Loan Risk

Collateralized Mortgage Obligations Risk

Commodity Risk

Company or Security Specific Risk

Convertible Securities Risk

Counterparty Credit Risk

Credit Risk

Currency Risk

Currency Transactions Risk

Custody Risk

Derivatives Risk

Emerging Markets Risk

ETF and ETN Risk

Foreign Currencies Risk

Foreign Exposure Risk

Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

HOLDRs Risk

Inflation Risk

Interest Rate Risk

International Fixed Income Securities Risk

Investments in Other Investment Companies Risk

Issue Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Maturity Risks

Mortgage-backed Securities Risk

Non-Diversified Risk

Options and Futures Transactions Risk

Overall Market Risk

Prepayment and Extension Risk

Real Estate Concentration Risk

Real Estate Risk

Regulatory and Market Developments Risk

REITs Risk

Small to Mid Cap Company Risk

Structured Note Risk

U.S. Government Securities Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from January 29, 2008. Because the Fund commenced investment operations on January 29, 2008, one full calendar year of performance has not yet occurred. The bar chart shows the performance of the Fund’s Advisor Class shares since the Fund’s inception. The table compares the Fund’s Advisor Class and Investor Class shares’ average total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Investor Class shares of the Fund commenced investment operations on December 30, 2008, and the Fund has not issued any Institutional Class shares. Thus there is no prior performance history to report for either Class. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

STRATEGIC ALTERNATIVES FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR
Advisor Class returns before taxes	01/28/08	[ ]%
Advisor Class returns after taxes on distributions	01/29/08	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	01/29/08	[ ]%
S&P 500[1]		[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND U.S. GOVERNMENT MONEY FUND DETAILS

Investment Objective The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Principal Investment Strategies The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. This investment policy and the name of the Fund may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversifications of its investments. The Fund seeks to maintain an average dollar weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the U.S. Government Money Fund may be 100% invested in securities of the U.S. Government, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

Forward Management directly invests the assets of the Fund. Forward Management uses quantitative analysis to maximize the Fund’s yield. The U.S. Government Money Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

The U.S. Government Money Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and the National Credit Union Administration Rules and Regulations.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of risks associated with an investment in the Fund.

Credit Risk

Government Sponsored Enterprises (“GSE”) Risk

Income Risk

Inflation Risk

Management Risk

Repurchase Agreements Risk

Stable Net Asset Value Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date for the periods prior to that date.

U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 1999 4.72% 2000 5.99% 2001 3.81% 2002 1.45% 2003 0.72% 2004 0.93% 2005 2.75% 2006 4.49% 2007 4.67% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
CitiGroup 3 Month T-bill Index[1]	[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

The Fund’s 7-day effective yield on 3/31/09 was [     ]% for Advisor Class Shares and [     ]% for Investor Class Shares.

For the Fund’s current yield, call toll free (800) 759-3504 or visit www.accessor.com.

[1]

The CitiGroup 3 Month T-bill Index (formerly the Salomon Brothers U.S. 3 Month T-bill Index) is designed to measure the return of the 3 month Treasury bills. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes.

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UNDERLYING FUND VALUE FUND DETAILS

Investment Objective The Value Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing principally in common and preferred stocks, convertible securities, and rights and warrants of companies whose stocks appear attractively valued relative to their peers, in addition to having favorable earnings, quality and price characteristics. The Fund seeks to invest primarily in stocks of companies that Acadian Asset Management LLC (“Acadian”), the Fund’s Money Manager, believes are undervalued. Acadian attempts to exceed the performance of the Fund’s benchmark, the S&P 500/Citigroup Value Index. See Appendix for additional information about the Index. The Fund may also engage in various portfolio strategies (for example, futures) to reduce certain risks of its investments and to enhance income, but not for speculation.

Acadian uses stock factors in an effort to predict how well each stock in its 5,500-stock U.S. universe will perform relative to its peer group. Acadian also applies separate models to forecast industry group level returns, in an effort to predict how well the stock’s industry group will perform relative to other industry groups in the U.S., and then add that forecast to each stock’s forecast. At the individual stock level, Acadian uses a wide range of quantitative factors, including valuation, earnings, quality metrics, price movements and size. At the industry level, Acadian utilizes valuation, risk, growth and economic movements. Acadian combines and weights the values of all the factors, utilizing a proprietary methodology to determine a  return  forecast  for   each

MARKET CAPITALIZATION: The Value Fund generally invests in companies with market capitalizations within the range of the market capitalizations of the companies included in the S&P 500 Index. As of March 31, 2009, the market capitalization of the S&P 500 Index ranged from $[     ] billion for the smallest company to $[     ] billion for the largest company.

stock. The end result is a ranking of the entire 5,500-stock universe from most attractive to least attractive. The firm then uses a sophisticated portfolio optimization system to trade off the expected return of the stocks with such considerations as the Fund’s benchmark index, targeted level of risk, transaction cost estimates and other requirements. Industry weights fall out of the bottom-up stock selection process, with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding. The replacement stock’s expected return must be enough to more than cover the transaction costs of selling the current holding and buying the new opportunity.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks association with an investment in the Fund.

Common Stocks Risk

Management Risk

Options and Futures Transactions Risk

Portfolio Turnover Risk

Small to Mid-Cap Company Risk

Stock Market Volatility Risk

Value Stocks Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. The Fund has not issued any Institutional Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on March 1, 2007. The chart and table reflect results achieved by the previous investment advisor and by the previous Money Managers for the periods prior to those dates.

VALUE FUND ANNUAL RETURNS - ADVISOR CLASS

(BAR CHART) 1999 6.87% 2000 2.38% 2001 -9.48% 2002 -23.01% 2003 30.50% 2004 14.67% 2005 6.09% 2006 16.42% 2007 3.32% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	1 YEAR	5 YEARS	SINCE INCEPTION

Advisor Class returns before taxes	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Advisor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
Investor Class returns before taxes	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions	[ ]%	[ ]%	[ ]%
Investor Class returns after taxes on distributions & sale of Fund shares	[ ]%	[ ]%	[ ]%
S&P 500/Citigroup Value Index[1]	[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500/Citigroup Value Index (formerly the S&P500/BARRA Value Index) is an unmanaged index of value stocks in the S&P 500. Large capitalization value stocks are the stocks within the S&P500 that generally are priced below the market average based on earnings and lower than average price-to-book ratios. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you invest in Advisor Class, Investor Class and Institutional Class Shares of the Funds. The information in this section is intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The tables reflect estimated “Other Expenses” and “Acquired Funds Fees and Expenses” of the Frontier Markets Fund, which commenced investment operations on December 31, 2008. Shareholders of the Allocation Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by each of the Underlying Funds in which the Allocation Fund invests that are borne by all Underlying Fund shareholders, reflected in the Acquired Funds Fees and Expenses, below.

SHAREHOLDER FEES (fees paid directly from your investment)[1,2]
	Advisor Class	Investor Class	Institutional Class
Maximum Sales Charge Imposed On Purchases	None	None	None
Maximum Sales Charge Imposed On Reinvested Dividends	None	None	None
Maximum Deferred Sales Charge	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
	INCOME ALLOCATION			INCOME & GROWTH ALLOCATION
	Advisor	Investor	Institutional	Advisor	Investor	Institutional
Management Fees[3]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Shareholder Services Fee[5]	N/A	0.25%	N/A	N/A	0.25%	N/A
Other Expenses[6]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses[7]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[8]	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
	BALANCED ALLOCATION			GROWTH & INCOME ALLOCATION
	Advisor	Investor	Institutional	Advisor	Investor	Institutional
Management Fees[3]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Shareholder Services Fee[5]	N/A	0.25%	N/A	N/A	0.25%	N/A
Other Expenses[6]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses[7]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[8]	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
	GROWTH ALLOCATION			AGGRESSIVE GROWTH ALLOCATION
	Advisor	Investor	Institutional	Advisor	Investor	Institutional
Management Fees[3]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Shareholder Services Fee[5]	N/A	0.25%	N/A	N/A	0.25%	N/A
Other Expenses[6]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses[7]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[8]	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
	FRONTIER MARKETS			GROWTH
	Advisor	Investor	Institutional	Advisor	Investor	Institutional
Management Fees[3]	0.85%	0.85%	0.85%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Shareholder Services Fee[5]	N/A	0.15%	0.05%	N/A	0.25%	N/A
Other Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses[8]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[10]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

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FUND EXPENSES

	HIGH YIELD BOND			INTERMEDIATE FIXED-INCOME
	Advisor	Investor	Institutional	Advisor	Investor	Institutional
Management Fees[3]	0.61%	0.61%	0.61%	0.58%	0.58%	0.58%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Shareholder Services Fee[5]	N/A	0.25%	N/A	N/A	0.25%	N/A
Other Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[10]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
	INTERNATIONAL EQUITY			MORTGAGE SECURITIES
	Advisor	Investor	Institutional	Advisor	Investor	Institutional
Management Fees[3]	1.00%	1.00%	1.00%	0.61%	0.61%	0.61%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Shareholder Services Fee[5]	N/A	0.25%	N/A	N/A	0.25%	N/A
Other Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[10]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
	SMALL TO MID CAP			STRATEGIC ALTERNATIVES
	Advisor	Investor	Institutional	Advisor	Investor	Institutional
Management Fees[3]	1.00%	1.00%	1.00%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Shareholder Services Fee[5]	N/A	0.25%	N/A	N/A	0.15%	N/A
Other Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses[8]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[10]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
	U.S. GOVERNMENT MONEY			VALUE
	Advisor	Investor	Institutional	Advisor	Investor	Institutional
Management Fees[3]	0.08%	0.08%	0.08%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Shareholder Services Fee[5]	N/A	0.25%	N/A	N/A	0.25%	N/A
Other Expenses[9]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[10,12]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

[1]	Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the table.

[2]	Accessor Funds may charge a $30 fee for shareholders electing to receive redemption proceeds by wire.

[3]

Management fees consist of the management fee paid to Forward Management and the fees paid to the money managers of the Underlying Funds. Forward Management receives only the management fee and not a money manager fee for the Allocations Funds, the Frontier Markets Fund, the Strategic Alternatives Fund and the U.S. Government Money Fund, each of which it manages directly.

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FUND EXPENSES
[4]	The Funds have adopted a Distribution Plan pursuant to which up to 0.25% of each Fund’s average daily net assets attributable to the Investor Class shares may be used to pay distribution expenses.

[5]

Each of the Funds (except the Frontier Markets Fund and the Strategic Alternatives Fund) has adopted an Administrative Services Plan pursuant to which up to [     ]% of each Fund’s average daily net assets attributable to Advisor Class shares and up to 0.25% of each Fund’s average daily net assets attributable to the Investor Class shares may be used to pay shareholder servicing fees. Each of the Frontier Markets Fund and the Strategic Alternatives Fund has adopted a Shareholder Services Plan pursuant to which up to [     ]% of each Fund’s average daily net assets attributable to Advisor Class shares and up to 0.15% of each Fund’s average daily net assets attributable to the Investor Class shares may be used to pay shareholder servicing fees.

[6]

The Funds have applied for an exemptive order from the Securities and Exchange Commission allowing the Allocation Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Allocation Funds’ Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds. Investors in the Funds will indirectly bear a portion of such “Other Expenses” through the Allocation Funds’ investment in the Underlying Funds.

[7]	Acquired Funds Fees and Expenses are based on the estimated fees and expenses for the current fiscal year.

[8]	Forward Management has contractually agreed to waive its investment advisory fee until [ ], 20[ ].

[9]

Each of the Frontier Markets Fund and the Strategic Alternatives Fund indirectly bears a pro rata share of the fees and expenses of each exchange traded fund or other investment company in which they invest. Since “Acquired Fund Fees and Expenses” are not directly borne by the Frontier Markets Fund and the Strategic Alternatives Fund, they are not reflected in each Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights for each of the Frontier Markets Fund and the Strategic Alternatives Fund.

[10]

Forward Management has contractually agreed to waive a portion of its investment advisory fees and reimburse other expenses until [          ], 20[     ] in amounts necessary to limit the following Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses) for Advisor, Investor and Institutional Class shares to the following annual rates (expressed as a percentage of each Fund’s average daily net assets):

Fund	Advisor Class	Investor Class	Institutional Class
Frontier Markets Fund	[ ]%	[ ]%	[ ]%
Growth Fund	[ ]%	[ ]%	[ ]%
High Yield Bond Fund	[ ]%	[ ]%	[ ]%
International Equity Fund	[ ]%	[ ]%	[ ]%
Investment Grade Fixed-Income Fund	[ ]%	[ ]%	[ ]%
Mortgage Securities Fund	[ ]%	[ ]%	[ ]%
Small to Mid Cap Fund	[ ]%	[ ]%	[ ]%
Strategic Alternatives Fund	[ ]%	[ ]%	[ ]%
U.S. Government Money Fund	[ ]%	[ ]%	[ ]%
Value Fund	[ ]%	[ ]%	[ ]%

[11]

Pursuant to an Administrative Plan, each class of shares of the U.S. Government Money Fund (except Institutional Class) may pay Forward Management up to 0.25% of the average daily net assets to provide certain administrative services on behalf of the Fund.

[12]

In an attempt to enhance the yield of the U.S. Government Money Fund, effective February 1, 2009, the Board of Trustees of the Trust has eliminated the Distribution (12b-1) Fees for Investor Class shares of the U.S. Government Money Fund. When 12b-1 fees are reduced, dealer compensation will be reduced to the same extent. Any such reduction in the Distribution (12b-1) Fees may be revised or terminated by the Board at any time without notice accessor 39

FUND EXPENSES

EXPENSE EXAMPLE

Example shows what an investor in a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advisor Class, Institutional Class or Investor Class shares of the Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR		ADVISOR CLASS THREE YEARS		FIVE YEARS		TEN YEARS OR SINCE INCEPTION

Allocation Funds[1]
Income Allocation	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Income & Growth Allocation		[ ]		[ ]		[ ]		[ ]
Balanced Allocation		[ ]		[ ]		[ ]		[ ]
Growth & Income Allocation		[ ]		[ ]		[ ]		[ ]
Growth Allocation		[ ]		[ ]		[ ]		[ ]
Aggressive Growth h Allocation		[ ]		[ ]		[ ]		[ ]

Underlying Funds
Frontier Markets		[ ]		[ ]		[ ]		[ ]
Growth	$	[ ]	$	[ ]	$	[ ]	$	[ ]
High Yield Bond		[ ]		[ ]		[ ]		[ ]
International Equity		[ ]		[ ]		[ ]		[ ]
Investment Grade Fixed-Income		[ ]		[ ]		[ ]		[ ]
Mortgage Securities		[ ]		[ ]		[ ]		[ ]
Small to Mid Cap		[ ]		[ ]		[ ]		[ ]
Strategic Alternatives		[ ]		[ ]		[ ]		[ ]
U.S. Government		[ ]		[ ]		[ ]		[ ]
Value		[ ]		[ ]		[ ]		[ ]

	ONE YEAR		INVESTOR CLASS THREE YEARS		FIVE YEARS		TEN YEARS OR SINCE INCEPTION

Allocation Funds[1]
Income Allocation	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Income & Growth Allocation		[ ]		[ ]		[ ]		[ ]
Balanced Allocation		[ ]		[ ]		[ ]		[ ]
Growth & Income Allocation		[ ]		[ ]		[ ]		[ ]
Growth Allocation		[ ]		[ ]		[ ]		[ ]
Aggressive Growth Allocation		[ ]		[ ]		[ ]		[ ]

Underlying Funds
Frontier Markets		[ ]		[ ]		[ ]		[ ]
Growth	$	[ ]	$	[ ]	$	[ ]	$	[ ]
High Yield Bond		[ ]		[ ]		[ ]		[ ]
International Equity		[ ]		[ ]		[ ]		[ ]
Investment Grade Fixed-Income		[ ]		[ ]		[ ]		[ ]
Mortgage Securities		[ ]		[ ]		[ ]		[ ]
Small to Mid Cap		[ ]		[ ]		[ ]		[ ]
Strategic Alternatives		[ ]		[ ]		[ ]		[ ]
U.S. Government		[ ]		[ ]		[ ]		[ ]
Value		[ ]		[ ]		[ ]		[ ]

	ONE YEAR		INSTITUTIONAL CLASS THREE YEARS		FIVE YEARS		TEN YEARS OR SINCE INCEPTION

Allocation Funds[1]
Income Growth Allocation	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Income & Growth Allocation		[ ]		[ ]		[ ]		[ ]
Balanced Allocation		[ ]		[ ]		[ ]		[ ]
Growth & Income Allocation		[ ]		[ ]		[ ]		[ ]
Growth Allocation		[ ]		[ ]		[ ]		[ ]
Aggressive Growth Allocation		[ ]		[ ]		[ ]		[ ]

Underlying Funds
Frontier Markets		[ ]		[ ]		[ ]		[ ]
Growth	$	[ ]	$	[ ]	$	[ ]	$	[ ]
High Yield Bond		[ ]		[ ]		[ ]		[ ]
International Equity		[ ]		[ ]		[ ]		[ ]
Investment Grade Fixed-Income		[ ]		[ ]		[ ]		[ ]
Mortgage Securities		[ ]		[ ]		[ ]		[ ]
Small to Mid Cap		[ ]		[ ]		[ ]		[ ]
Strategic Alternatives		[ ]		[ ]		[ ]		[ ]
U.S. Government		[ ]		[ ]		[ ]		[ ]
Value		[ ]		[ ]		[ ]		[ ]

[1]The Expense Example for the Allocation Funds reflects the aggregate of the direct and indirect costs of investing in the Allocation Funds – that is, it includes the costs associated with investing in the Underlying Funds and the Accessor Strategic Alternatives Fund.

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SECURITIES AND RISKS
This section describes some of the security types for and risks of investing in the Funds. Each security type and risk is a primary security type or risk for the Fund name shown in parentheses.

Many factors affect each Fund’s performance. A Fund’s share price (except the U.S. Government Money Fund) yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. A Fund’s reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. A Fund’s reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of a Fund, they could be worth more or less than what you paid for them. The investments of each Allocation Fund are concentrated in the Underlying Funds, and each Allocation Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it.

Defensive Positions; Cash Reserves. Under adverse market conditions or to meet anticipated redemption requests, each Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

Portfolio Turnover. Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds, may result in increased taxable distributions to shareholders, and may adversely affect the Fund’s performance.

Change of Objectives and Policies. Each Underlying Fund’s (except the Frontier Markets Fund and the Strategic Alternatives Fund) investment objective stated in the Funds’ Fund Details section is fundamental and may not be changed without shareholder approval. The investment objective of the Allocation Funds, the Frontier Markets Fund and the Strategic Alternatives Fund are not fundamental and may be changed without shareholder approval by the Board of Trustees (subject to 60 days advance notice to Fund shareholders). For purposes of a Fund’s policy of investing at least 80% of its assets in a particular type of investment, “assets” means net assets plus any borrowings made for investment purposes. These policies may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed change.

Disclosure of Portfolio Holdings. A description of the Funds’ specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ SAI which is available upon request by calling: (800) 759-3504 and on the Accessor Funds’ website by visiting www.accessor.com.

SECURITY TYPES OF THE ALLOCATION FUNDS

The Allocation Funds expect to primarily invest in the Institutional Class Shares of the Underlying Funds and the Strategic Alternatives Fund. To provide liquidity as well as to assist in achieving the Allocation Fund’s investment objective, each Allocation Fund may invest in the underlying U.S. Government Money Fund. The Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities.

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SECURITIES AND RISKS

Each Allocation Fund may invest in shares of the same Underlying Fund; however the percentage of each Allocation Fund’s assets so invested will vary depending upon the Allocation Fund’s investment objective. Based on its asset allocation analysis, Forward Management determines the mix of Underlying Funds appropriate for each Allocation Fund.

The security types of the Allocation Funds are:

Underlying Accessor Funds

Repurchase Agreements – A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

SECURITY TYPES OF THE UNDERLYING FUNDS

The security types of the Underlying Funds are listed below:

Asset-Backed Securities. (Principal security type for: Mortgage Fund and Investment Grade Fixed-Income Fund) are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities (Principal security type for: All Fixed-Income Funds) are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

Dollar Rolls (Principal security type for: Mortgage Securities Fund) The Fund may enter into dollar roll transactions. When the Fund enters into a dollar roll, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Equity Securities (Principal security type for: All Equity Funds and High Yield Bond Fund) Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends. Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall (or rise, in the case of securities sold short) over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ETFs. (Principal security type for: Frontier Markets Fund and Strategic Alternatives Fund) ETFs are funds whose shares are traded on a national exchange or the National Association of Securities Dealers’ Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund’s investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund’s assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, accessor 42

SECURITIES AND RISKS

provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. ETFs add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

ETNs. (Principal Security Type for: Frontier Markets Fund and Strategic Alternatives Fund) ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Holding Company Depositary Receipts (HOLDRs) (Principal Security Type for: Frontier Markets Fund and Strategic Alternatives Fund) HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRs represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Government Sponsored Enterprises (“GSEs”) (Principal security type for: Frontier Markets Fund, Strategic Alternatives Fund and All Fixed-Income Funds except High Yield Bond). GSEs, are privately owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government. It is important to note that although GSEs are commonly referred to as “Agencies”, there is a difference between a GSE and a Government Agency. One example of a Government Agency is the Government National Mortgage Association (GNMA), known as Ginnie Mae, which has the explicit backing of the U.S. Government.

High-Yield Corporate Debt Securities (Principal security type for: High Yield Bond Fund) are a principal security type for the High Yield Bond Fund and also may be purchased by the Investment Grade Fixed-Income Fund. High yield corporate debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as “junk bonds”, are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody’s.

Interest Rate Swaps (Principal security type for: Mortgage Securities Fund). In entering into an interest rate swap, one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The Mortgage Securities Fund typically uses swaps as substitutes for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate risk.

Investment Companies (Principal security type for: Frontier Markets Fund and Strategic Alternatives Fund) are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and Unit Investment Trusts (UITs) are the three types of investment companies.

Money Market Securities (Principal security type for: U.S. Government Money Fund) are a principal security type for the U.S. Government Money Fund and may also be purchased by the other Fixed-Income Funds and Allocation Funds. Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities (Principal security type for: Mortgage Securities Fund and may also be purchased by the Investment Grade Fixed-Income and High Yield Bond Funds). Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Options, Futures and Other Derivatives (Principal security type for: All Underlying Funds except U.S. Government Money) Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.”

accessor 43

SECURITIES AND RISKS

Repurchase Agreements (Principal security type for: All Underlying Funds) are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

Structured Notes. (Principal security type for: Frontier Markets Fund) A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

The Frontier Markets and the Strategic Alternatives Funds’ investment in commodities will be effected primarily through the purchase of a levered structured note. However, it is not the intent to provide levered exposure to the commodities market. The Manager will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as Treasuries and agencies. The combination of the levered structured note and the separate pool of Treasuries and agencies is designed to replicate the performance of the broad commodity markets and will be managed for the exposure to the commodity market. For example, if either the Frontier Markets Fund or the Strategic Alternatives Fund was to hold a structured note with 3x exposure to a specified commodity index and the Manager hoped to achieve $15 million in exposure, the Manager would invest $5 million in the structured note and $10 million in Treasuries and agencies. When the investment performance of the structured note, Treasuries and agencies is viewed together, the total investment is designed to approximate the unlevered performance of the index underlying the structured note.

TBAs (Principal security type for: Mortgage Securities Fund). A TBA transaction is a contract for the purchase or sale of a mortgaged-backed security for future settlement at an agreed upon date but does not include a specified pool number and number of pools or precise amount to be delivered.

U.S. Government Securities (Principal security type for: U.S. Government Money Fund and may also be purchased by the Frontier Markets Fund, Strategic Alternatives Fund and other Fixed-Income Funds). U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

SUMMARY OF PRINCIPAL RISKS

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified under the “Fund Details” section of the prospectus and are described below. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because the Allocation Funds, Frontier Markets Fund and Strategic Alternatives Fund invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. To determine how much each Allocation Fund is subject to the risks below, please refer to each Allocation Fund’s Fund Details section to see what proportion of the Allocation Fund’s assets may be invested in each Underlying Fund. For additional information regarding risks of investing in the Fund, please see the SAI.

Allocation Risk. Each Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes, With respect to the Allocation Funds, each Allocation Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges.

A principal risk of investing in each Fund is that Forward Management or the Money Manager will make less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. You could lose money on your investment in a Fund as a result of these allocation decisions.

Asset Class Risk. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

accessor 44

SUMMARY OF PRINCIPAL RISKS

Asset-backed Securities Risk. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Industry Concentration Risk. Investment opportunities in many frontier market countries may be concentrated in the bank industry. Based on the Fund’s investment restriction regarding concentration, the Fund at all times will be required to invest 25% or more of its total asset in securities of issuers in the bank industry. As a result, the Fund will have a high concentration of investments in the bank industry.

Bank Loan Risk. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the underlying funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When a Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Bond Market Volatility. Changes in interest rates will affect the performance of debt instruments. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security’s price. When interest rates fall the yield of the U.S. Government Money Fund will generally fall as well but, unlike other Fixed-Income securities, in the U.S. Government Money Fund there will be no corresponding increase in price. When rates go up, the movement is very sharp, the principal value of the share in the U.S. Government Money Fund may fall below $1.00.

Collateralized Mortgage Obligation Risk. A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Counterparty Credit Risk. Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

Credit Risk. Credit risk is the possibility that a bond issuer (debtor) will fail to make timely payments of interest or principal or go bankrupt. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a accessor 45

SUMMARY OF PRINCIPAL RISKS

bond or other security can also affect the security’s liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities are more susceptible to these problems than higher quality obligations. Many U.S. Government securities in which the underlying funds may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve credit risk.

Credit Derivatives Risk. Certain Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, the Fund either delivers the defaulted bond (if the Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may increase any losses. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events.

Purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund, if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipt Risk. Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, current information about the underlying issuer may not be as available for sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Derivatives are securities whose value is based upon the value of another security or index.Certain Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Fund’s investment objective. A Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A Fund’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivatives are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Fund and may reduce a Fund’s returns. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that Forward Management or the Money Manager might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative. The SAI provides a more detailed description of the types of derivative instruments in which the Funds may invest and their associated risks.

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SUMMARY OF PRINCIPAL RISKS

With respect to the Strategic Alternatives Fund, the Fund’s investments in commodity-linked derivative instruments, such as structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The Fund’s ability to invest in commodity-related investments may be limited by tax considerations.

Emerging and Frontier Markets Risk. Investments in emerging and frontier market countries presents risks in a greater degree, and in addition to, those presented by investment in foreign issuers in general. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

In addition to a potentially greater magnitude of the risks listed under Foreign Securities, additional risks of investing in Emerging and Frontier Markets include the following:

Greater likelihood of economic, political or social instability;

Less liquid and more volatile stock markets;

Lower trading volume of markets;

Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;

Governmental restrictions on currency conversion or trading;

Difficulties in accurately valuing emerging or frontier market stocks or selling them at their fair value;

Greater possibility of imposition of international sanctions or embargoes on emerging or frontier market countries

ETF Risk. ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income ETF, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds) or commodities or currency. When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although ETFs are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indexes, the trusts may not be able to exactly replicate the performance of the indexes because of trust expenses and other factors. ETFs that are benchmarked to commodities or currencies often carry the additional risk of non-diversification. Additionally, many commodity or currency ETFs have a higher tracking error to their underlying benchmarks.

The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF holds. There may be times when an ETF share trades at a premium or discount to its NAV.

Trading in leveraged ETFs can be relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

ETN Risk. Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and

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preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase. Convertible securities with longer maturities tend to be more sensitive in changes to interest rates and more volatile than convertible securities with shorter maturities.

HOLDRs Risk. Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; and lack of management. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn’t change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, HOLDRs in which the Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Foreign Securities Risk. Investments in the securities of non-US issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations, caused by economic and political developments. As a result of investing in foreign securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

Unstable political, social and economic conditions;

Lower levels of liquidity and market efficiency;

Greater securities price volatility;

Exchange rate fluctuations and exchange controls;

Less availability of adequate or accurate public information about issuers;

Limitations on foreign ownership of securities;

Imposition of withholding or other taxes;

Imposition of restrictions on the expatriation of the funds or other assets of the Fund

Higher transaction and custody costs and delays in settlement procedures;

Difficulties in enforcing contractual obligations;

Lower levels of regulation of the securities market;

Weaker accounting, disclosure and reporting requirements;

     Legal principles relating to corporate governance, directors; fiduciary duties and liabilities  and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

Government Sponsored Enterprises (“GSE”) Risk. Certain GSE’s (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that

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reason, GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks. Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall.

Inflation Risk. Over time, the real value of an investment in a Fund may be eroded by inflation.

Interest Rate Risk. Interest rate risk is the risk that an investment’s value will change due to a change in the absolute level of interest rates, in the spread between two rates, in the shape of the yield curve or in any other interest rate relationship. Such changes usually affect securities inversely and can be reduced by diversifying (investing in fixed-income securities with different durations) or hedging (e.g., through an interest rate swap). Interest rate risk affects the value of bonds more directly than stocks, and it is a major risk to all bondholders. As interest rates rise, bond prices fall and vice versa. The rationale is that as interest rates increase, the opportunity cost of holding a bond decreases since investors are able to realize greater yields by switching to other investments that reflect the higher interest rate. For example, a 5% bond is worth more if interest rates decrease since the bondholder receives a fixed rate of return relative to the market, which is offering a lower rate of return as a result of the decrease in rates.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer’s securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity shortening structure are also affected by these types of changes. Any of a Fund’s holdings could have its credit downgraded or could default, which could affect the Fund’s performance.

International Sanctions Risk. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Investments in Other Investment Companies Risk. The Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, UITs and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Liquidity Risk. Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower Rated Debt Securities Risk. Lower rated debt securities are a principal risk for the High Yield Bond Fund, which concentrates its investments in lower rated debt securities, and are also a lesser risk for the Intermediate Fixed-Income Fund. Debt securities rated lower than BBB by S&P or lower than Baa by Moody’s are commonly referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more

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susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. The Funds’ Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis. For a description of ratings and a more detailed description of lower-rated debt securities, see the SAI.

Management Risk. The strategy that the Manager or Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Mortgage-backed Securities Risk. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Non-Diversification Risk. A Fund that is classified as a non-diversified fund under the 1940 Act may invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The investment of a large percentage of a Fund’s assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund and may cause the Fund’s share price to fluctuate more than that of a diversified fund.

Portfolio Turnover. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate (100% or more) generally involves correspondingly greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate will vary from year to year.

Regulatory and Market Developments. Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could diminish or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.

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SUMMARY OF PRINCIPAL RISKS

Real Estate Investment Trusts (“REITs”) Risk. REITs are issuers that invest in interests in real estate, including mortgages. Investing in REITS may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Repurchase Agreements. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund’s obligation to resell and the selling institution’s obligation to repurchase that security at a higher price normally within a seven day period. Each repurchase agreement entered into by the Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. There may be both delays in liquidating the underlying security and risks of loss if the seller is unable to meet its obligation to repurchase including (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period and (c) expenses of enforcing its rights.

Small to Mid Cap Company Risk. The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Stable Net Asset Value. Although the U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

Tax Risk. The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Value Stocks Risk. Although the Fund may invest in securities that the Money Manager believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CERTAIN ADDITIONAL INVESTMENT STRATEGIES & RISKS

The Funds may invest in other types of securities and employ additional investment techniques that are not the principal investment strategies of the Funds and therefore not described in this Prospectus. The additional security types, techniques and their accompanying risks are more fully described in the Funds’ SAI, which may be obtained free of charge by contacting the Fund.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

On the following pages is information on Forward Management and each Fund’s Money Manager and a description of how Forward Management and each Money Manager is compensated for the services it provides.

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Funds’ investment advisory contracts is contained in the Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2008.

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Each Fund paid the following management fees in fiscal year 2008 (reflected as a percentage of average net assets) to the Fund’s investment advisor and/or the Fund’s Money Manager. The Frontier Markets Fund commenced investment operations on December 31, 2008 and is not reflected in this table.

FUND	TOTAL ANNUAL MANAGEMENT FEES (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL MANAGEMENT FEE TO INVESTMENT ADVISOR* (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL FEE TO MONEY MANAGER (as a percentage of daily net assets) FOR FISCAL YEAR 2008

Allocation Funds	[ ]%	[ ]%	N/A
Growth	[ ]%	[ ]%	[ ]%
High Yield Bond	[ ]%	[ ]%	[ ]%
International Equity	[ ]%	[ ]%	[ ]%

Investment Grade Fixed-Income	[ ]%	[ ]%	[ ]%
Mortgage Securities	[ ]%	[ ]%	[ ]%
Small to Mid Cap	[ ]%	[ ]%	[ ]%
Strategic Alternatives Fund	[ ]%	[ ]%	N/A
U.S. Government Money	[ ]%	[ ]%	N/A
Value	[ ]%	[ ]%	[ ]%

*Forward Management became the Funds’ investment advisor on September 1, 2008. Payments of management fees prior to that date were made to the Funds’ previous investment advisor, Accessor Capital Management LP.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104.

Forward Management develops the investment programs for the Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Forward Management directly invests the assets of the Allocation Funds, the Frontier Markets Fund, Strategic Alternatives Fund and the U.S. Government Money Fund.

An Investment Committee consisting of Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst, is primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund’s Money Manager. Information concerning the members of the Investment Committee is provided below under the heading “Allocation Funds, Frontier Markets Fund, Strategic Alternatives Fund and U.S. Government Money Fund.”

Forward Management and the Accessor Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Each Fund pays Forward Management an annual management fee for providing management and administration services equal to the percentage of each Fund’s average daily net assets as shown above under “Annual Management Fee to Investment Advisor.”

Each Fund (except the Frontier Markets Fund) has also hired Forward Management to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Funds. For providing these services, Forward Management receives a fee equal to 0.15% of the average daily net assets of the Growth, Value, Small to Mid Cap and International Equity Funds; 0.14% of the average daily net assets of the Strategic Alternatives Fund; 0.13% of the average daily net assets of the High Yield Bond, Investment Grade Fixed-Income and Mortgage Securities Funds; and 0.05% of the average daily net assets of the U.S. Government Money Fund. In addition, Forward Management is reimbursed for certain out of pocket expenses. The Allocation Funds pay no fees for transfer agent or administrative services.

Forward Management has entered into a subadvisory agreement with each Money Manager and Accessor Funds on behalf of the respective Underlying Fund, whereby the Fund pays the Money Manager a subadvisory fee. For the High Yield Bond, International Equity, Investment Grade Fixed-Income, Mortgage Securities and Small to Mid Cap Funds, this fee is a fixed rate. The Money Managers for the Value and Growth Funds are compensated based, in part, on their performance and each subadvisory agreement contains a fulcrum fee arrangement.

A fulcrum fee has two parts, a base fee and a performance fee. In a typical fulcrum fee arrangement, the base fee is

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the predetermined rate at which the subadviser is paid when its net performance is in line with that of the fund’s benchmark. The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with predetermined rates of adjustment. In a fulcrum fee arrangement, a subadviser is rewarded for outperformance or penalized for underperformance in equal measure. Depending on a fund’s net performance versus its benchmark, the subadviser will receive a fee adjustment in accordance with a formula that equates a percentage of out or underperformance to a percentage of fee increases or decreases, respectively. This formula has matching maximum and minimum ranges in which the fees can be adjusted. Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months. In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease. The basic idea of a fulcrum fee is that when fund performance is bad, the adviser or subadviser should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a subadviser more than the base fee, even though the performance of both the fund and the fund’s benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund’s net performance.

The International Equity Fund entered into an advisory agreement with a new Money Manager, Lazard Asset Management LLC, effective December 1, 2008. The fee arrangement under this new agreement is at a fixed rate.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

ALLOCATION FUNDS, FRONTIER MARKETS FUND, STRATEGIC ALTERNATIVES FUND & U.S. GOVERNMENT MONEY FUND

Manager Forward Management, LLC (“Forward Management”), 433 California Street, 11th Floor, San Francisco, CA 94104.

Forward Management has managed the Allocation Funds, the Strategic Alternatives Fund and the U.S. Government Money Fund since September 1, 2008, and has managed the Frontier Markets Fund since it commenced investment operations on December 31, 2008. Forward Management was founded in 1997.

An Investment Committee is primarily responsible for the management of the Allocation Funds, the Frontier Markets Fund, the Strategic Alternatives Fund and the U.S. Government Money Fund. The members of the Investment Committee are Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Mr. Rowader has primary responsibility for the investment decisions and day-to-day management for the Allocation Funds and the Strategic Alternatives Fund, and co-primary responsibility for the investment decisions and day-to-day management for the Frontier Markets Fund and the U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the Allocation Funds and the U.S. Government Money Fund since February 2007, and has managed the Frontier Markets Fund and the Strategic Alternatives Fund since their inception.

Mr. O’Donnell has been with Forward Management since July 2006 as Chief Administrative Officer and as President of Forward Asset Management since May 2008. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Allocation Funds, the Frontier Markets Fund, the Strategic Alternatives Fund and the U.S. Government Money Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models,

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projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Allocation Funds, the Strategic Alternatives Fund and the U.S. Government Money Fund since September 2008, and has managed the Frontier Markets Fund since its inception.

Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the investment decisions and day-to-day management for the Frontier Markets Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Allocation Funds, the Strategic Alternatives Fund and the U.S. Government Money Fund since February 2008, and has managed the Frontier Markets Fund since its inception.

Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the investment decisions and day-to-day management of the U.S. Government Money Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Allocation Funds, the Strategic Alternatives Fund and the U.S. Government Money Fund since January 2007, and has managed the Frontier Markets Fund since their inception.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Forward Management directly invests the assets of the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund. Forward Management receives no additional fee beyond its management fee, as previously described, for these services.

GROWTH FUND

Money Manager Smith Asset Management Group, LP, 100 Crescent Court, Suite 1150, Dallas, TX 75201

Smith Asset Management Group, LP (“Smith Group”) has managed the Growth Fund since September 21, 2007. Founded in 1995, Smith Group has approximately $[     ] billion in assets under management as of December 31, 2008.

The Growth Fund is team-managed by the Smith Group. As Chief Investment Officer, Stephen S. Smith, CFA, directs the portfolio management team in implementing the investment process he designed. The team employs a process that combines quantitative and traditional research criteria that Stephen S. Smith, CFA has executed for over 25 years.

Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, William Ketterer, CFA, and A. Michelle Pryor, CFA have been jointly and primarily responsible for the day-to-day management of the Growth Fund since September 21, 2007.

Stephen S. Smith, CFA, CEO and Chief Investment Officer, is the founder of Smith Asset Group. Since the firm’s founding in 1995, he has served as both chief executive officer and chief investment officer. He began his investment management career as a portfolio manager with Wachovia Bank in 1976. In 1983 he joined the predecessor to Bank of America, where he held a variety of senior investment management positions.

John D. Brim, CFA, Portfolio Manager, joined Smith Group in March 1998. Mr. Brim has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the health care sector. From April 1997 to March 1998, he was a manager within the Institutional Investment Consulting Group of Deloitte & Touche, LLP. From June 1990 to April 1997, he held a variety of positions, including senior client manager, with NationsBank Asset Management in Dallas.

Royce W. Medlin, CFA, Portfolio Manager, joined Smith Group in January 2006 as a Senior Portfolio Manager.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Prior to joining Smith Group, he was President and Portfolio Manager of Belmont Wealth Management where he worked from 2002 to 2005. From 1991 to 2002, he served as a portfolio manager at U.S. Trust in Dallas and Team Bank Trust Investments in Fort Worth.

William Ketterer, CFA, Portfolio Manager, joined Smith Group in January of 2007 as a Senior Portfolio Manager. From March 1999 to January 2007, he served as Senior Vice President and Portfolio Manager with The Private Bank at Bank of America where he managed portfolios for institutions and high net worth individuals. From 1993 to 1999, he worked in corporate development within the healthcare industry. Prior to 1993, he was Vice President and General Manager of a west coast startup.

A. Michelle Pryor, CFA, Portfolio Manager, joined Smith Group in April 1998. Ms. Pryor has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the consumer discretionary sector. Prior to joining the company, she was a trading assistant for Bell Fundamental Futures, L.L.C., a commodity-trading advisor, in Memphis, Tennessee.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Beginning on September 21, 2007, the Fund agreed to pay Smith Group a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25%.of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from September 21, 2007 through September 20, 2008, the Money Manager was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.00% or minus 1.00%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of 0.15% and shall be made when the Performance Difference reaches plus or minus 3.50%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.10% and the maximum possible annual fee will be 0.40%.

The chart below illustrates how the Money Manager’s fees are calculated. Because of the higher expenses associated with A Class, C Class, Investor Class, and Institutional Class shares, the performance of Advisor Class shares is generally better. Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Advisor Class.

[CHART TO BE PROVIDED]

HIGH YIELD BOND FUND

Money Manager First Western Investment Management, Inc. (“First Western”), 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067

First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the High Yield Bond Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $[     ] million of assets under management as of December 31, 2008 and First Western Financial, Inc. has approximately $[     ] billion of assets under management as of December 31, 2008.

Mr. Steven S. Michaels has been directly responsible for the day-to-day management of the Fund since May 1, 2000 through his association with FMA. Mr. Michaels is Executive Vice President and Managing Director of High Yield at First Western, with 18 years of industry experience and had served as a member of the professional investment staff at FMA for 15 years. Mr. Michaels’ responsibility over the last six years include high yield fixed income portfolio management and directing the firm’s noninvestment grade bond research. Mr. Michaels, assisted by First Western’s Fixed Income Team, manages the Fund utilizing First Western’s risk management analytics to regularly evaluate the composition of the Fund and implements investment strategies that leverage the individual expertise of the team members.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager, a fee, computed daily and paid quarterly at the annual rate of 0.25% of the aggregate daily net assets of the Fund.

INTERNATIONAL EQUITY FUND

Money Manager Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, NY 10112

Lazard Asset Management LLC (“Lazard”) has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard is an investment adviser registered with the SEC and manages investments for corporations, endowments, public and private pension funds, individuals, private investment funds and mutual funds, with $[      ] billion in assets under management as of December 31, 2008.

Lazard uses a team approach to managing the Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

Paul Moghtader, CFA, Director, Portfolio Manager/Analyst. Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA) from 1998-2007. At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College.

Taras Ivanenko, CFA, Senior Vice President, Portfolio Manager/Analyst. Mr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2002. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute.

Peter Kashanek, Senior Vice President, Client Portfolio Manager/Analyst. Mr. Kashanek is a Client Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1994. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2005-2007. Previously, Mr. Kashanek was an investment analyst in the Institutional Equity Research Group at Bank of Montreal where he focused on global energy companies 2003-2004. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities. Mr. Kashanek also worked at Reliant Energy in Houston as a member of its Corporate Development team. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University.

Alex Lai, CFA, Vice President, Portfolio Manager/Analyst. Mr. Lai is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 2002. Prior to joining Lazard in 2008, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2003. Prior to that, Mr. Lai was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor.

Craig Scholl, CFA, Director, Portfolio Manager/Analyst. Mr. Scholl is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2000. Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Communications from Syracuse University. He is a member of the CFA Institute and the Boston Security Analysts Society.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager’s services, effective December 1, 2008, the Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.45% on the first $500,000,000
0.425% on the next $500,000,000
0.40% above $1,000,000,000

Prior to Lazard, the Money Manager was Pictet Asset Management Limited (“Pictet”), Moor House - Level 11, 120 London Wall, GB-London EC2Y 5ET, from October 1, 2005 through November 30, 2008. As compensation for Pictet’s service, effective May 1, 2007, the Fund agreed to pay Pictet a management fee comprised of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.45% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment was calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from May 1, 2007 through April 30, 2008, Pictet was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate increased or decreased proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.50% or minus 1.50%, the Performance Adjustment Rate was zero and there was no Performance Fee Adjustment. The Performance Adjustment Rate was not to exceed an absolute value of 0.20% and was made when the Performance Difference reached plus or minus 3.50%. Therefore, the minimum possible annual fee payable to Pictet was 0.25% and the maximum possible annual fee was 0.65%.

INVESTMENT GRADE FIXED-INCOME FUND

Money Manager Pacific Investment Management Company LLC (PIMCO), 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660

PIMCO has managed the Investment Grade Fixed-Income Fund since May 19, 2008. PIMCO* was founded in Newport Beach, California in 1971. PIMCO is one of the world’s largest fixed income managers, with a presence in every major global bond market. PIMCO started as a subsidiary of Pacific Life Insurance Company to manage separate accounts for institutional clients. Today, the PIMCO Group’s global client base is served from offices in New York, Singapore, Tokyo, London, Sydney, Munich, Toronto, Hong Kong, and Newport Beach. PIMCO has approximately $[     ] million in assets under management as of December 31, 2008.

PIMCO’s fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group’s structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO’s accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the fund. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-nine years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

The SAI provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, each Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate of 0.25% of the aggregate daily net assets of each Fund.

Prior to PIMCO, the Money Manager was Cypress Asset Management (“Cypress”), 26607 Carmel Center Place, Carmel, CA, from September 21, 1998 through May 18, 2008. As compensation for Cypress’ service, from June 1, 2007 through May 18, 2008, each Fund agreed to pay Cypress a fee, computed daily and paid quarterly at the annual rate of 0.15% of the aggregate daily net assets of each Fund.

* Includes PIMCO’s global affiliates, as appropriate.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

MORTGAGE SECURITIES FUND

Money Manager BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022

BlackRock or its predecessors have managed the Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $[     ] trillion in assets under management as of December 31, 2008.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Andrew J. Phillips, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. While Mr. Phillips is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Phillips has been a Managing Director of BlackRock since 1999. Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group and a member of the Leadership Committee. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager, a fee, computed daily and paid quarterly at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.25% of the first $100,000,000
0.20% of the next $100,000,000
0.15% above $200,000,000

SMALL TO MID CAP FUND

Money Manager Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025

LA Capital has managed the Small to Mid Cap Fund since June 2, 2008. LA Capital is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940. As of December 31, 2008, LA Capital managed approximately $[     ] billion in assets.

A team of investment professionals manages the portion of the Small to Mid Cap Fund’s assets allocated to LA Capital. The portfolio management team consists of Thomas D. Stevens, CFA, Hal Reynolds, CFA, David Borger, CFA, Stuart Matsuda and Christine Kugler. Thomas Stevens, Chairman, is responsible for developing and managing the firm’s resources for research, portfolio management, trading, operations, and relationship management. Hal Reynolds, Chief Investment Officer, chairs the Investment Committee and is responsible for the firm’s investment process. David Borger, Director of Research, is responsible for managing the firm’s research activities. Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation, are responsible for developing the firm’s trading strategies and implementing the trading program. All five members of the portfolio management team are principals of the firm and have been in the positions with LA Capital since the firm’s inception in 2002. All five members of the portfolio management team also serve on the Investment and Portfolio Review Committees. The Investment Committee is responsible for reviewing investment research in the areas of stock selection, risk management, portfolio construction, trading, and for approving all changes to the investment process. The Portfolio Review committee meets monthly and is responsible for monitoring the risk exposures of each portfolio to ensure compliance with written investment guidelines and the current outlook of the Dynamic Alpha stock selection model.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly at the annual rate of 0.40% of the aggregate daily net assets of the Fund.

Prior to LA Capital, the Money Manager of the Fund was SSgA Funds Management, Inc. (“SSgA FM”), One Lincoln Street, Boston, MA 02111 from June 1, 2001 through June 1, 2008. As compensation for SSgA FM’s services, the Fund paid SSgA FM as follows: Prior to May 1, 2007, the Fund paid SSgA FM a fee, computed daily and paid quarterly at the annual rate of 0.35% of the average daily net assets of the Fund. From May 1, 2007 through September 30, 2007, the Fund paid SSgA FM a monthly base fee payable at an annual rate of 0.30% of the Fund’s average daily net assets. Beginning October 1, 2008, the Fund paid SSgA FM a monthly base fee payable at an annual rate of 0.40% of the Fund’s average daily net assets of the Fund over such month.

VALUE FUND

Money Manager Acadian Asset Management LLC, One Post Office Square, 20th Floor, Boston, MA 02109

Acadian has managed the Value Fund since March 1, 2007. Acadian has approximately $[ ] billion of assets under management as of December 31, 2008.

The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 12 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives. Constantine P. Papageorgiou, CFA, Vice President and Portfolio Manager is the lead manager for the Growth Fund since March 1, 2007. Mr. Papageorgiou has been a portfolio manager with Acadian since August 2006 and is a member of the global research and portfolio management team. Prior to Acadian, Mr. Papageorgiou was with the AlphaSimplex Group in Cambridge as Vice President, Research Scientist from 2002 to 2006 and a software engineer at iSpheres Corporation from 2001 to 2002.

Qi Zeng, CFA, Senior Vice President and Portfolio Manager, is the backup portfolio manager. Ms. Zeng has been a portfolio manager with Acadian since November 2006. Prior to Acadian, Ms. Zeng was the head of the global quantitative research team at State Street Global Markets from 2005 to 2006 and head of US quantitative strategy at Morgan Stanley from 1999 to 2005.

The SAI provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s service, the Fund has agreed to pay the Money Manager a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from March 1, 2007 through February 29, 2008, the Money Manager was paid at the Base Fee without regard to any Performance Fee Adjustment. Effective March 1, 2008, the Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 0.75% or minus 0.75%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of .05% and shall be made when the Performance Difference reaches plus or minus 3.25%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.20% and the maximum possible annual fee will be 0.30%.

The chart below illustrates how the Money Manager’s fees are calculated. Because of the higher expenses associated with A Class, C Class, Investor Class, and Institutional Class shares, the performance of Advisor Class shares is generally better. Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Advisor Class.

[CHART TO BE PROVIDED]

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ADVISOR CLASS, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES – GENERAL

Except for the Investment Grade Fixed-Income Fund and Mortgage Securities Fund (which do not offer A Class Shares) and the Frontier Markets Fund (which does not offer C Class Shares) and the Strategic Alternatives Fund (which does not offer A Class or C Class Shares), each Fund offers the following five classes of shares to the public through the Distributor: Investor Class, Institutional Class, Advisor Class, A Class and C Class Shares. The Advisor Class Shares, Investor Class Shares and Institutional Class Shares of the Funds are offered in this prospectus. A Class and C Class Shares are offered through a separate prospectus. Each share class of a Fund represents investments in the same portfolio of securities, but each share class will differ principally in terms of sales charges and ongoing expenses, allowing you to choose the share class that best meets your current investment needs.

Institutional Class Shares

Certain financial institutions, pension or 401(k) plans, or investment advisors or individuals purchasing $100,000 or more of shares of a Fund ($1,000,000 or more of shares in the case of the U.S. Government Money Fund) may elect to purchase Institutional Class shares. Authorized firms may charge for certain shareholder services and should furnish clients who purchase Institutional Class shares with a schedule explaining the fees.

The Trust may waive or reduce the minimum investment requirement for Institutional Class shares of a Fund under certain circumstances and conditions including, without limitation, shares purchased by officers, directors, trustees and employees of the Trust, Forward Management and their affiliates, and shares purchased by retirement plans that have $250,000 or more in plan assets.

Advisor Class and Investor Class Shares

Minimum Initial Investment Amount for Advisor Class and Investor Class Shares:

•	$2,000 for accounts enrolled in eDelivery

•	$2,000 for Coverdell Education Savings accounts

•	$ 500 for Automatic Investment Plan accounts

•	$4,000 for all other accounts

Subsequent investments for a Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

The initial investment must be accompanied by an appropriate account application. The Trust reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. The Trust may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of a Fund. See the SAI for more information.

DISTRIBUTION AND SERVICE ARRANGEMENTS

Distribution and Service Plans. The Funds have adopted a Distribution and Service Plan that allows the Investor Class Shares of the Funds to pay distribution fees and/or service fees to financial intermediaries for sales and distribution related activities and/or providing non distribution related shareholder services. The fees under the Distribution and Service Plan will not exceed 0.25% in the aggregate annually. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Compensation to Dealers. The Distributor may pay or sponsor informational meetings for dealers as described in the SAI. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concessions to a dealer who sells a minimum dollar amount of Accessor Fund shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which

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ADVISOR CLASS, INVESTOR CLASS AND INSTITUTIONAL CLASS SHARES – GENERAL

payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds or cooperate with the Distributor’s provide marketing or service support to the Funds. For more information, please see the SAI.

Forward Management or its affiliates may make payments, out of their own assets, to certain intermediaries or their affiliates (including the Distributor) based on sales or assets attributable to the intermediary, or such other criteria agreed to by Forward Management. The intermediaries to which payments may be made are determined by Forward Management. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the SAI for more information.

Administrative Services Plans. Each of the Funds (except for the Frontier Markets Fund and the Strategic Alternatives Fund) has adopted an Administrative Services Plan to allow the Advisor Class Shares and Investor Class Shares of the Funds to pay financial intermediaries for non-distribution-related administrative services provided to shareholders. The administrative services fee under the Administrative Services Plan will not exceed [     ]% and 0.25% annually for the Advisor and Investor Class Shares, respectively, of the Funds.

The Frontier Markets Fund and the Strategic Alternatives Fund have adopted a Shareholder Services Plan to allow the Advisor Class Shares and Investor Class Shares of each Fund to pay financial intermediaries for non-distribution-related administrative services provided to shareholders. The administrative services fee under the Shareholder Services Plan will not exceed [     ]% and 0.15% annually for the Advisor and Investor Class Shares, respectively, of the Frontier Markets Fund and the Strategic Alternatives Fund.

Administrative Plan. The Funds have also adopted an administrative plan (the “Administrative Plan”) with respect to each class of shares of the U.S. Government Money Fund (except for the Institutional Class Shares). Pursuant to the Administrative Plan, the Funds will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the U.S. Government Money Fund, provided, however, that the U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class Shares (or Institutional Class Shares in the case of the Frontier Markets Fund and the Strategic Alternatives Fund) that will be allocated under the Funds’ Distribution and Service Plans.

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PURCHASING FUND SHARES

TRANSFER AGENT

The Transfer Agent for each of the Funds (except the Frontier Markets Fund) is Forward Management, LLC. The Transfer Agent for the Frontier Markets Fund is ALPS Fund Services, Inc. Forward Management, LLC and ALPS Fund Services, Inc. are herein collectively referred to as the “Transfer Agent.” Mail can be directed to the Transfer Agent at:

Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries. Shares of the Funds are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets who may receive a payment from Accessor Funds for distribution and services and/or administrative services. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Fund Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct. Investors may purchase Shares of the Funds directly from the transfer agent for Accessor Funds for no sales charge or commission.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Shares of the Funds may not be purchased on days when the NYSE is closed for trading: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer Agent. Purchase orders are accepted on each business day that the New York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Fund(s), allocation of investment, class of shares, and signature of authorized signer. In accordance with the USA PATRIOT Act, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV plus any initial sales charge that applies after receipt of the order by the Transfer Agent. In certain cases, a Fund will be deemed to have received a

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purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m. Eastern Time, except the U.S. Government Money Fund. If the Transfer Agent receives a purchase order for shares of U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 5:00 p.m. Eastern Time on the same day, the investor will be entitled to receive that day’s dividend. To allow Forward Management to manage the U.S. Government Money Fund most effectively, investors are encouraged to execute trades before 3:00 p.m. Eastern Time. For all purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 noon. Eastern Time on the business day following the purchase request. The Funds may restrict or close an account when necessary or appropriate to comply with antimoney laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check. Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

Accessor Funds P.O. Box 1345 Denver, CO 80201

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire. Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Shares of a Fund by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

By Automatic Investment Plan. Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in any of the Accessor Funds are made automatically on monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind. Under some circumstances, the Funds may accept securities as payment for Fund Shares. Such securities would be valued the same way the Funds’ securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

Portfolio Rebalancing. Your financial intermediary may provide one or more Model Investment Portfolios. Your financial intermediary may develop various investment models utilizing the Accessor Funds that will designate how, on a percent basis, the total value of your Accessor Funds holdings should be rebalanced, and at what frequency (quarterly, semi-annual or annual basis). Your portfolio will be rebalanced through the exchange of shares in one or more of your Accessor Funds for shares of the same class of one or more other Accessor Funds in your account. The Transfer Agent must receive requests to participate, make changes or cancel in good order from your financial intermediary at least five business days prior to the next rebalancing date. You may realize taxable gains from these exchanges. Accessor Funds may modify, suspend or terminate the program at any time on 60 days prior written notice.

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PURCHASING FUND SHARES

IRA/SIMPLE IRA/ROTH IRA/COVERDELL EDUCATION SAVINGS ACCOUNT PLANS

Investors may purchase Fund shares through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from the Transfer Agent by calling (800) 759-3504.

SHARE PRICING

Investors purchase shares of a Fund at its NAV. The NAV for each class is calculated by adding the value of Fund assets attributable to that class, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding class shares. While the assets of each class are invested in a single portfolio of securities, the NAV for each class will differ because the classes have different ongoing distribution fees and other expenses. The NAV is calculated each day that the NYSE is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, except for the U.S. Government Money Fund, which calculates its NAV at 5:00 p.m. Eastern Time each day the NYSE is open. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Funds in good order. The NAV may be published daily in the business section of many major newspapers. If you have access to the Internet, you also can check the NAV on the Accessor Funds’ website (www.accessor.com). For related information, see “Valuation of Securities” section.

ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

MARKET TIMING/EXCESSIVE TRADING

The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Funds that invest in assets in foreign securities (such as the Frontier Markets Fund, the International Equity Fund and the Allocation Funds, to the extent they invest in the Frontier Markets Fund and the International Equity Fund), may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, the Funds that invest in securities (such as the Frontier Markets Fund, the High Yield Bond Fund, the Strategic Alternatives Fund, and the Allocation Funds to the extent that they invest in the Underlying Funds) that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by the Fund, such as restricted securities and certain smallcap securities) are susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The Funds have procedures authorizing the Funds to use the fair value of a security if market prices are unavailable or deemed unreliable (see “Valuation of Securities”). The Funds’ restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Funds or Forward Management will restrict or refuse purchases or exchanges by those investors who, in the Funds’ or Forward Management’s opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. You may be considered a market timer or excessive trader if you (i) redeem

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PURCHASING FUND SHARES

or exchange shares within 90 days of purchase; (ii) exchange shares out of any of the Funds within 90 days of an earlier exchange request out of the respective Fund; (iii) exchange shares out of any Fund more than four times within a calendar year; or (iv) otherwise seem to follow a market timing pattern that the Funds or Forward Management believes may adversely affect the Fund. For these purposes, Forward Management may consider an investor’s trading history in that fund or other funds, and accounts under common ownership or control with an account that is covered by (i), (ii) or (iii) above are also subject to these limits.

The Funds have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies, retirement plan administrators and others) concerning the application of the Funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Funds. The Funds cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

The Funds apply these policies and procedures to all shareholders. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future. The Funds cannot ensure that they will be able to identify all cases of market timing activities and excessive trading, although they believe they have adequate procedures in place to attempt to do so.

FOR MORE INFORMATION

For additional information about purchasing shares of the Accessor Funds, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

EXCHANGING FUND SHARES

As a shareholder, you have the privilege of exchanging shares of the Funds for shares of other Accessor Funds. Shares of one Fund may be exchanged for shares of another Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. For exchanges into the C Class Shares from a different class of a Fund, the holding period for determining your contingent deferred sales charge (“CDSC”), if applicable, begins upon the exchange into the C Class Shares. Exchanges into the A Class Shares from a different class of a Fund will be subject to a front-end load, if applicable. Please read the A Class and C Class Prospectus carefully for a description of the sales loads and CDSC. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of one Fund per calendar year. Shareholders should read the prospectus of any other class of a Fund into which they are considering exchanging. An exchange of shares of a Fund for shares of another fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a tax basis for your new shares. Exchanges from shares of one class of a Fund into another class of the same Fund are not treated as a redemption and a sale for tax purposes. Not all Funds or all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the class of shares of the Fund you want to exchange is offered in your state of residence.

EXCHANGES THROUGH ACCESSOR FUNDS

Normally, your financial intermediary will send your exchange request to Accessor Funds’ Transfer Agent. Accessor Funds does not currently charge fees on exchanges made directly through it. Exchanges may be made any of the following ways:

By Mail. Share exchange instructions may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Fax. Instructions may be faxed to Accessor Funds at (303) 825-2575.

By Telephone. Shareholders who have previously authorized telephone exchanges (and Accessor Funds or the Transfer Agent has a record of such authorization) may call (800) 759-3504 to execute their exchange. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

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REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to the Transfer Agent. Shares held for  you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Fund shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. The Transfer Agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account,  you   must include an Authorization for  Distribution

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

from IRA Form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

If the Transfer Agent receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV, less any applicable CDSC, calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request by wire transfer to a shareholder’s domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:

By Mail. Redemption requests may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Fax. Redemption requests may be faxed to the Transfer Agent at (303) 825-2575.

By Telephone. Shareholders with aggregate account balances of at least $1 million among the Accessor Funds may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests, including personal identification requests and recording instructions given by telephone.

Redemption Proceeds. Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent will may charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan. Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances.  Accessor Funds may redeem any account with a balance of less than $100 in a Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. Forward Management at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

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DIVIDENDS AND DISTRIBUTIONS

Dividends. Each Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fixed-Income Funds, Balanced Allocation Fund, Income Allocation Fund and Income & Growth Allocation Fund normally pay dividend distributions monthly. The Equity Funds (except for the International Equity Fund), Strategic Alternatives Fund, Aggressive Growth Allocation Fund, Growth Allocation Fund and Growth & Income Allocation Fund normally pay dividend distributions quarterly in March, June, September and December. The Frontier Markets Fund and International Equity Fund normally pay dividend distributions annually in December.

Other Distributions. Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions, if any, annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions.  All dividends and other distributions on shares of a Fund will be automatically reinvested in additional shares of that Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

VALUATION OF SECURITIES

The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on an exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of a Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. This primarily applies to the International Equity Fund. Although not expected, each other Fund (except the U.S. Government Money Fund or the Allocation Funds) may purchase securities on foreign markets and thus may be subject to these NAV changes.

Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments in the U.S. Government Money Fund are valued at amortized cost. Short-term debt securities of other Funds maturing in less than 60 days may be valued using amortized cost, which approximates market value.

Over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets are based on the NASDAQ Official Price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices. All other over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the Fund’s net asset value calculation.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Equity Fund, and the Growth & Income Allocation, Growth Allocation and Aggressive Growth Allocation Funds, to the extent they invest in the International Equity Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets

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VALUATION OF SECURITIES

because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using the fair value procedures adopted by the Funds’ Board of Trustees.

On days when a change has occurred in the closing level of the Standard and Poor’s 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities in certain circumstances. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds and evaluate the accuracy of the prices provided.

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TAXATION

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Strategic Alternatives Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

The Frontier Markets Fund and the International Equity Fund each receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce each Fund’s total return. If the amount of taxes withheld by foreign governments is material, each Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

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HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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FINANCIAL HIGHLIGHTS

INCOME ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

INCOME & GROWTH ALLOCATION

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

BALANCED ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

GROWTH & INCOME ALLOCATION

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

FRONTIER MARKETS FUND

Because the Frontier Markets Fund commenced investment operations on December 31, 2008, financial highlight information for the Frontier Markets Fund is not available.

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FINANCIAL HIGHLIGHTS

GROWTH FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

HIGH YIELD BOND FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

INVESTMENT GRADE FIXED-INCOME FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

MORTGAGE SECURITIES FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

SMALL TO MID CAP FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

STRATEGIC ALTERNATIVES FUND

The financial highlights table is intended to help you understand the Fund’s financial performance. Because the Predecessor Fund commenced investment operations on January 29, 2008, one full calendar year of performance has not yet occurred. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

VALUE FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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APPENDIX – DESCRIPTION OF FUND INDICES

The following information has been supplied by the respective preparer of the index or has been obtained from other publicly available information.

MORGAN STANLEY CAPITAL INTERNATIONAL (“MSCI”) FRONTIER MARKETS INDEX*

The MSCI Frontier Markets Index is a market-capitalization-weighted index composed of companies representative of the market structure of 19 Frontier Market countries in Africa, Central & Eastern Europe, the Middle East and Asia. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. Dollars and local currencies.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market’s size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in Frontier Market countries.

As of December 31, 2008, the MSCI Frontier Markets Index consisted of the following countries:

Bahrain, Bulgaria, Croatia, Estonia, Kazakhstan, Kenya, Kuwait, Lebanon, Mauritius, Nigeria, Oman, Qatar, Romania, Slovenia, Sri Lanka, Tunisia, Ukraine, United Arab, Emirates, Vietnam

Unlike other broad-based indices, the number of stocks included in the MSCI Frontier Markets Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI Frontier Markets Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI Frontier Markets Index was equal to 1000.0 on November 30, 2007. As of December 31, 2008, the value of the MSCI Frontier Markets Index was [          ].

*“Morgan Stanley Capital International” and “MSCI” are service marks of Morgan Stanley Capital International Inc. The Frontier Markets Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International.

STANDARD & POOR’S 500 INDEX*

The purpose of the S&P 500 Index is to portray the pattern of common stock price movement. Construction of the index proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the index does not comprise the 500 largest companies. The S&P membership currently consists of 424 NYSE and 76 NASDAQ traded companies.

Component stocks are chosen solely with the aim of achieving a distribution by broad industry groupings for market size, liquidity and with the aim of achieving a distribution by broad industry groupings that are representative of the U.S. economy. Each stock added to the index must represent a viable enterprise and must be representative of the industry group to which it is assigned. Its market price movements must in general be responsive to changes in industry affairs.

The formula adopted by Standard & Poor’s is generally defined as a “baseweighted aggregative” expressed in relatives with the average value for the base period (1941-1943) equal to 10. Each component stock is weighted so that it will influence the index in proportion to its respective market importance. The most suitable weighting factor for this purpose is the number of shares outstanding, multiplied by its market price. This gives the current market value for that particular issue, and this market value determines the relative importance of the security.

Market values for individual stocks are added together to obtain their particular group market value. These group values are expressed as a relative, or index number, to the base period (1941-1943) market value. As the base period market value is relatively constant, the index number reflects only fluctuations in current market values.

Starting in September 2005, Standard & Poors uses a float adjusted market capitalization to weight the stocks in the S&P 500 Index. This approach endeavors to exclude strategic shareholders that are closely held by other publicly traded companies, control groups, or government agencies. The resulting stock weightings are believed to reflect the value available in the public markets.

*“Standard & Poor’s,” “S&P” and “S&P 500” are trademarks of Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. The Growth Fund and Value Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s.

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APPENDIX – DESCRIPTION OF FUND INDICES

S&P 500/CITIGROUP GROWTH INDEX/S&P 500/CITIGROUP VALUE INDEX

Standard and Poor’s, has renamed its style indices, the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index (the “Growth Index”) and S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index (the “Value Index”) as of December 16, 2005 and changed the calculation methodology used to separate the S&P 500 into two comparably sized style indices.

The Growth and Value Indices are constructed in a four-step process.

1. Every S&P 500 Index stock is scored on seven risk factors three measuring growth and four measuring value.

2. After standardizing the factor scores, each company is assigned a growth score and a value score by averaging its individual growth and value scores, respectively.

3. All 500 companies are then ranked twice, once by growth and once by value.

4. The ratio of a company’s growth rank divided by its value rank determines its style index membership. Stocks in the top 33% of this list as measured by weight in the S&P 500 Index have all of their market cap assigned to the S&P 500/Citigroup Growth Index. Stocks in the bottom 33% of this list as measured by weight in the S&P 500 Index have all of their market cap assigned to the S&P 500/Citigroup Value Index. Stocks in the middle 34% of this list have their market cap distributed between the growth and value style indices according to their similarity to the average stock in each of the “pure” style groups.

This methodology results in some stocks being members of both Growth and Value Indices. Because the market cap of these stocks is split between the two indices, however, the summed total capitalization of the Growth and Value Indices equals the total capitalization of the parent index, the S&P 500 Index.

As of December 31, 2008, there were [ ] companies in the Growth Index and [ ] companies in the Value Index.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX*

The US High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Index provided the issuer is domiciled in a country having an investment grade foreign currency long-term debt rating (based on a composite of Moody’s and S&P). 144a issues are not included in the Index until they are exchanged for registered securities. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of USD 100 million. Bonds must be rated below investment grade based on a composite of Moody’s and S&P. The index is rebalanced on the last calendar day of the month. Issues that meet the qualifying criteria are included in the index for the following month. Issues that no longer meet the criteria during the course of the month remain in the index until the next month-end balancing at which point they are dropped from the index. Additional sub-indices are available that segment the Index between cash pay and deferred interest bonds, as well as by rating and sector. The inception date of the index is August 31, 1986.

*The High Yield Bond Fund is not sponsored, endorsed, sold or promoted by Merrill Lynch.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

The Barclays Capital U.S. Aggregate Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of the SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. U.S. Agency Hybrid Adjustable Rate Mortgage (ARM) securities were added to the Barclays Capital U.S. Aggregate Index on April 1, 2007, but are not eligible for the Global Aggregate Index. The Barclays Capital U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. Prior to November 1, 2008 the index was published by Lehman Brothers.

BARCLAYS CAPITAL* GOVERNMENT/CREDIT INDEX GOVERNMENT/CREDIT 1-5 YEAR INDEX MORTGAGE-BACKED SECURITIES INDEX

The Barclays Capital Government/Credit Indices include fixed-rate debt issues rated investment grade (Baa3) or higher by Moody’s Investor Service (“Moody’s”). For issues not rated by Moody’s, the equivalent Standard & Poor’s (“S&P”) rating is used, and for those not rated by S&P, the equivalent Fitch Investors Service, Inc. rating is used. These indices also include fixed-rate debt securities issued by the U.S. Government, its agencies or

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APPENDIX – DESCRIPTION OF FUND INDICES

instrumentalities, which are generally not rated but have an implied rating greater than AAA. All issues must have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. Price, coupon and total return are reported for all sectors on a month-end to month-end basis. All returns are market value weighted inclusive of accrued interest.

The Barclays Capital Government/Credit Index is made up of the Government and Credit Bond Indices.

The Government Bond Index is made up of the Treasury Bond Index (public obligations of the United States Treasury that have remaining maturities of more than one year, excluding flower bonds and foreign targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasifederal corporations, and corporate debt or foreign debt guaranteed by the U.S. Government).

The Credit Bond Index includes publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are Yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies, or international agencies.

The Government/Credit 1-5 Year Index is composed of Agency and Treasury securities and corporate securities of the type referred to in the preceding paragraph, all with maturities of one to five years.

The Mortgage-Backed Securities Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

*The Investment Grade Fixed-Income Fund and the Mortgage Securities Fund are not sponsored, endorsed, sold or promoted by Barclays Capital.

MORGAN STANLEY CAPITAL EAFE + EM INDEX*

The MSCI EAFE + EM Index is a market capitalization-weighted index composed of companies representative of the market structure of 46 Developed and Emerging Market countries. The index is calculated without dividends or with gross dividends reinvested, in both U.S. dollars and local currencies.

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of companies representative of the market structure of 25 Emerging Market countries in Europe, Latin America and the Pacific Basin. The MSCI EM Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market’s size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.

As of December 31, 2008, the MSCI + EM Index consisted of the following countries:

Developed Market Countries: 21 Developed Countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom

Emerging Markets: 25 Emerging Market Countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey.

Unlike other broadbased indices, the number of stocks included in MSCI EAFE + EM Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI EAFE + EM Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI EAFE + EM Index was equal to 100.0 on January 1, 1988. As of December 31, 2008, the value of the MSCI EAFE + EM Index was [     ].

*“Morgan Stanley Capital International,” “MSCI” and “EAFE” are service marks of Morgan Stanley Capital International Inc. The International Equity Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International. This Index was formerly known as the MSCI EAFE + EMF Index.

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APPENDIX – DESCRIPTION OF FUND INDICES

DOW JONES WILSHIRE 4500 COMPLETION INDEX*

The Dow Jones Wilshire 4500 Completion Index (an unmanaged index) is constructed from the Dow Jones Wilshire 5000 Composite Index (“Dow Jones Wilshire 5000”), and contains all stocks in the Dow Jones Wilshire 5000 except components of the S&P 500. The Dow Jones Wilshire 4500 Completion Index was created to allow investors who are using the S&P 500 already to track the remainder of the U.S. market. Two versions of the index are calculated: one weighted by full market capitalization and the other weighted by float-adjusted market capitalization. The full market-cap version is intended as a “wealth” measure, representing the total dollar value of funds entering or leaving the U.S. equity markets. The float-adjusted version is meant to be a more realistic benchmark, because it reflects the shares of securities that are actually available to investors. The Small to Mid Cap Fund uses the float-adjusted Dow Jones Wilshire 4500 Completion Index as its benchmark index.

The Dow Jones Wilshire 5000 measures the performance of all U.S. headquartered equity securities with readily available price data. To be included in the index, a security must be the primary equity issue of a U.S. company. New issues must be traded on the New York Stock Exchange, American Stock Exchange or NASDAQ Stock Market; newly issued bulletin board stocks are not added to the index.

Originally called the Wilshire 5000 Total Market Index, the Dow Jones Wilshire 5000 was created in 1974 by the founder of Wilshire Associates to aid in performance measurement and was named for the nearly 5,000 stocks it contained at the time. The Wilshire 5000 Index was maintained by Wilshire Associates until April of 2004, when Wilshire and Dow Jones Indexes began co-branding it and other Wilshire indexes. As part of the agreement, Dow Jones Indexes assumed responsibility for calculating and maintaining the Dow Jones Wilshire 5000 Composite Index and the other indexes under the Dow Jones Wilshire umbrella.

*“Dow Jones”and “Wilshire” are registered trademarks of Dow Jones Wilshire Associates. The Small to Mid Cap Fund is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire Associates.

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SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

PORTFOLIO HOLDINGS. The Funds will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

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ACCESSOR FUNDS
A & C CLASS SHARES

PROSPECTUS

ACCESSOR	[MAY 1, 2009]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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THE ACCESSOR FUNDS

A family of 18 mutual funds. This Prospectus describes 13 of the Accessor Funds that have A Class shares and 14 of the Accessor Funds that have C Class shares. These Accessor Funds are divided into nine “Underlying Funds” and six “Allocation Funds,” each a “Fund” and collectively the “Funds” as listed below. Each Fund has other classes of shares that are described in separate prospectuses.

ALLOCATION FUNDS:	ALLOCATION FUNDS:
Income Allocation Fund	Growth & Income Allocation Fund
Income & Growth Allocation Fund	Growth Allocation Fund
Balanced Allocation Fund	Aggressive Growth Allocation Fund

UNDERLYING EQUITY FUNDS:	UNDERLYING FIXED-INCOME FUNDS:
Growth Fund	High Yield Bond Fund
International Equity Fund	Investment Grade Fixed-Income Fund+
Small to Mid Cap Fund	Mortgage Securities Fund+
Value Fund	U.S. Government Money Fund (The “Money Market Fund”)

UNDERLYING ALTERNATIVES FUND:
Frontier Markets Fund*

+ C Class only

* A Class only

For information about the other classes and Funds of Accessor Funds, please request the current Accessor Funds Prospectuses.

A variety of equity, fixed-income, alternative and balanced mutual funds.

When used together, designed to help investors realize the benefits of asset allocation and diversification.

Each Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”), and managed by Forward Management, LLC (“Forward Management”).

The Underlying Funds are sub-advised by money managers (“Money Managers”) who are selected and supervised by Forward Management (other than the U.S. Government Money Fund and the Frontier Markets Fund, which are advised directly by Forward Management).

Each of the Accessor Allocation Funds is a “fund of funds” and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each may invest in a combination of the Institutional Class Shares of the Underlying Funds, Institutional Class Shares of the Accessor Strategic Alternatives Fund, and shares of certain Forward series of the Trust as discussed below, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of the Underlying Funds, which include the Underlying Funds described in this Prospectus, the Accessor Strategic Alternatives Fund, which is offered through a separate prospectus, and the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund (collectively, the “Underlying Forward Funds”), each of which is also offered through a separate prospectus. You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund’s performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

Each Allocation Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments that are rising. The level of diversification the Allocation Funds obtain from being invested in a number of Underlying Funds may reduce the risk associated with an investment in a single Underlying Fund. This risk may be further reduced because each Underlying Fund’s investments are also spread over a range of issuers, industries and, in the case of the International Equity Fund, countries. For more details regarding the principal risks of the Allocation Funds based on the principal risks of the Underlying Funds, please see “Summary of Principal Risks” section.

DIVERSIFICATION is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities of a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.

ASSET ALLOCATION is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, stocks and bonds) in an effort to enhance returns and reduce risks.

Diversification and asset allocation do not, however, guarantee investment results.

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ALLOCATION FUND INCOME ALLOCATION FUND DETAILS

The Investment Objective The Accessor Income Allocation Fund seeks high current income and some stability of principal. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Fixed-Income Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	0.00%	10.00%
Accessor Growth	0.00%	5.00%
Accessor International Equity	0.00%	5.00%
Accessor Small to Mid Cap	0.00%	5.00%
Accessor Value	0.00%	5.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	10.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	50.00%	95.00%
Accessor High Yield Bond	10.00%	40.00%
Accessor Investment Grade Fixed-Income	10.00%	50.00%
Accessor Mortgage Securities	10.00%	50.00%

Underlying Money Market Fund/Cash**	5.00%	40.00%
Accessor U.S. Government Money***	5.00%	40.00%

Underlying Forward Fund*	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* The Accessor Strategic Alternatives Fund and the Forward International Fixed Income Fund are offered through a separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Credit Risk

Custody Risk

Depositary Receipts Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

Foreign Currencies Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

International Sanctions Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Prepayment and Extension Risk

Repatriation Risk

Regulatory and Market Developments Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

accessor 4

Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

INCOME ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 3.62% 2004 1.77% 2005 1.39% 2006 3.31% 2007 2.07% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

accessor 5

ALLOCATION FUND INCOME & GROWTH ALLOCATION FUND DETAILS

The Investment Objective The Accessor Income & Growth Allocation Fund seeks high current income and some potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Equity Underlying Funds and at least 25% in Fixed-Income Underlying Funds. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	15.00%	40.00%
Accessor Growth	0.00%	20.00%
Accessor International Equity	0.00%	15.00%
Accessor Small to Mid Cap	0.00%	10.00%
Accessor Value	0.00%	20.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	25.00%	80.00%
Accessor High Yield Bond	5.00%	30.00%
Accessor Investment Grade Fixed-Income	5.00%	40.00%
Accessor Mortgage Securities	5.00%	40.00%

Underlying Money Market Fund/Cash**	0.00%	35.00%
Accessor U.S. Government Money***	0.00%	35.00%

Underlying Forward Funds*	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Commodity Risk

Common Stocks Risk

Counterparty Credit Risk

Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipts Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Prepayment and Extension Risk

Regulatory and Market Developments Risk

Repatriation Risk

Small Market Volatility Risk

Small to Mid Cap Company Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

accessor 6

Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

INCOME & GROWTH ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 12.42% 2004 5.32% 2005 3.29% 2006 7.22% 2007 3.02% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%
S&P 500[2]		[ ]%	[ ]%	[ ]%
Composite Index[3]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 70% Barclays Capital Aggregate Bond Index and 30% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about these indices.

accessor 7

ALLOCATION FUND BALANCED ALLOCATION FUND DETAILS

The Investment Objective The Accessor Balanced Allocation Fund seeks moderate current income and some potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds or the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section of the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Underlying Equity Funds and at least 25% in Underlying Fixed-Income Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	25.00%	60.00%
Accessor Growth	5.00%	25.00%
Accessor International Equity	0.00%	20.00%
Accessor Small to Mid Cap	0.00%	15.00%
Accessor Value	5.00%	25.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	20.00%

Underlying Fixed-Income Funds	25.00%	60.00%
Accessor High Yield Bond	0.00%	25.00%
Accessor Investment Grade Fixed-Income	0.00%	15.00%
Accessor Mortgage Securities	0.00%	15.00%

Underlying Money Market Fund/Cash**	0.00%	25.00%
Accessor U.S. Government Money***	0.00%	25.00%

Underlying Forward Funds*	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Commodity Risk

Common Stocks Risk

Counterparty Credit Risk

Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipts Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

ETF/ETN Net Asset Value/Market Price Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Prepayment and Extension Risk

Repatriation Risk

Regulatory and Market Developments Risk

Small Market Volatility Risk

Small to Mid Cap Company Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

accessor 8

Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

BALANCED ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 18.33% 2004 8.01% 2005 4.64% 2006 9.75% 2007 3.49% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%
S&P 500[2]		[ ]%	[ ]%	[ ]%
Composite Index[3]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital Aggregate Bond Index and 50% S&P500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about these indices.

accessor 9

ALLOCATION FUND GROWTH & INCOME ALLOCATION FUND DETAILS

The Investment Objective The Accessor Growth & Income Allocation Fund seeks moderate potential capital appreciation and some current income. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	35.00%	70.00%
Accessor Growth	5.00%	30.00%
Accessor International Equity	0.00%	25.00%
Accessor Small to Mid Cap	0.00%	20.00%
Accessor Value	5.00%	30.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	10.00%	50.00%
Accessor High Yield Bond	0.00%	20.00%
Accessor Investment Grade Fixed-Income	0.00%	25.00%
Accessor Mortgage Securities	0.00%	25.00%

Underlying Money Market Fund/Cash**	0.00%	20.00%
Accessor U.S. Government Money***	0.00%	20.00%

Underlying Forward Funds*	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Common Stocks Risk

Commodity Risk

Counterparty Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipts Risk

Derivatives Risk

ETF and ETN Risk

Financial Market Risk

Foreign Exposure Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Inflation Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Regulatory and Market Developments Risk

Repatriation Risk

Prepayment and Extension Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

accessor 10

Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

GROWTH & INCOME ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 20.95% 2004 9.12% 2005 5.32% 2006 10.88% 2007 3.60% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%
S&P 500[2]		[ ]%	[ ]%	[ ]%
Composite Index[3]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 40% Barclays Capital Aggregate Bond Index and 60% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about these indices.

accessor 11

ALLOCATION FUND GROWTH ALLOCATION FUND DETAILS

The Investment Objective The Accessor Growth Allocation Fund seeks high potential capital appreciation and some current income. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in a limited amount of the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	50.00%	85.00%
Accessor Growth	10.00%	40.00%
Accessor International Equity	0.50%	35.00%
Accessor Small to Mid Cap	0.00%	25.00%
Accessor Value	10.00%	40.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	0.00%	30.00%
Accessor High Yield Bond	0.00%	15.00%
Accessor Investment Grade Fixed-Income	0.00%	15.00%
Accessor Mortgage Securities	0.00%	15.00%

Underlying Money Market Fund/Cash**	0.00%	15.00%
Accessor U.S. Government Money***	0.00%	15.00%

Underlying Forward Funds*	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bond Market Volatility Risk

Commodity Risk

Common Stocks Risk

Counterparty Credit Risk

Currency Transactions

Custody Risk

Depositary Receipt Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

ETF/ETN Net Asset Value/Market Price Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Prepayment and Extension Risk

Regulatory and Market Developments Risk

Repatriation Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

GROWTH ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 27.04% 2004 11.67% 2005 6.64% 2006 13.15% 2007 4.18% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Barclays Capital Aggregate Bond Index[1]		[ ]%	[ ]%	[ ]%
S&P 500[2]		[ ]%	[ ]%	[ ]%
Composite Index[3]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 20% Barclays Capital Aggregate Bond Index and 80% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about these indices.

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ALLOCATION FUND AGGRESSIVE GROWTH ALLOCATION FUND DETAILS

The Investment Objective The Accessor Aggressive Growth Allocation Fund seeks high potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and may invest in limited amounts of the Underlying Fixed-Income Funds and the Underlying Forward Funds. For information about securities in which the Underlying Funds or the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section of the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	70.00%	100.00%
Accessor Growth	10.00%	40.00%
Accessor International Equity	5.00%	40.00%
Accessor Small to Mid Cap	10.00%	25.00%
Accessor Value	10.00%	40.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	0.00%	15.00%
Accessor High Yield Bond	0.00%	10.00%
Accessor Investment Grade Fixed-Income	0.00%	5.00%
Accessor Mortgage Securities	0.00%	5.00%

Underlying Money Market Fund/Cash**	0.00%	5.00%
Accessor U.S. Government Money***	0.00%	5.00%

Underlying Forward Funds*	0.00%	20.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Institutional Class Shares of the Underlying Accessor Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund and the Forward Legato Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are risks of the Fund or an Underlying Fund in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Common Stocks Risk

Commodity Risk

Counterparty Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipt Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities Risk

ETF and ETN Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Management Risk

Market Risk

Options and Futures Transactions Risk

Regulatory and Market Developments Risk

Repatriation Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

AGGRESSIVE GROWTH ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 29.48% 2004 13.38% 2005 7.80% 2006 14.79% 2007 4.69% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
S&P 500[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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UNDERLYING FUND FRONTIER MARKETS FUND DETAILS

Investment Objective The Frontier Markets Fund seeks capital growth.

Principal Investment Strategies The Fund will seek to achieve its objective by investing at least 80% of its assets in securities with exposure to the returns of Frontier Markets. For purposes of this investment policy, “assets” includes not only the amount of the Fund’s net assets attributable to investments directly or indirectly providing investment exposure to the return of Frontier Markets, but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. This investment policy and name of the Fund with respect to Frontier Markets may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The term “Frontier Markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. For the purposes of the Fund, “Frontier Markets” will include countries identified in the Morgan Stanley Capital InternationalSM (“MSCI”) Frontier Emerging Markets Index.

The primary benchmark for the Fund will be the MSCI Frontier Markets Index (the “Benchmark”). See Appendix for additional information about the benchmark.

Forward Management employs an index-like approach to constructing the Fund’s portfolio. Forward Management seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Benchmark and will primarily invest directly or indirectly in swaps, P-notes, warrants, structured notes, futures and options (collectively, “Structured Products”), exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depository receipts (including, but not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts), and securities of companies in Frontier Market countries. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. Where exposure to Frontier Markets is not feasible, Forward Management will invest in securities with exposure to emerging markets.

To the extent that the Structured Products used by the Fund have economic characteristics similar to frontier market countries, they will be counted toward the 80% policy described above. The Fund may also invest in futures based on country indexes, industries and sectors, individual stocks and currencies, and in currency futures and forward contracts. Although Forward Management may seek to use Structured Products to achieve the Fund’s investment objective, no assurance can be given that the use of Structured Products will achieve this result or that Structured Products will be available or fully developed in the frontier market countries in which the Fund may invest.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. Forward Management will seek to minimize deviations whenever possible. When determining investment decisions, Forward Management will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, Forward Management will attempt to maximize the Fund’s overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

The Fund at all times will be required to have exposure of 25% or more of its total assets in securities of issuers in the bank industry. See “Securities and Risks – Bank Industry Concentration Risk” for a discussion of the risks associated with investing in the bank industry.

Principal Investment Risks The following risks are risks of the Fund or another investment company in which the Fund may invest. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Allocation Risk

Asset Class Risk

Bank Industry Concentration Risk

Bank Loan Risk

Collateralized Mortgage Obligation Risk

Commodity Risk

Company or Specific Security Risk

Convertible Securities Risk

Counterparty Credit Risk

Credit Risk

Currency Transactions Risk

Custody Risk

Depositary Receipt Risk

Derivatives Risk

Emerging Market Stocks and Foreign Securities

ETF and ETN Risk

Foreign Currencies Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

HOLDRs Risk

Interest Rate Risk

International Sanctions Risk

Investments in Other Investment Companies Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Maturity Risk

Mortgage-backed Securities Risk

Non-Diversified Risk

No Operating History Risk

Options and Futures Transactions Risk

Overall Market Risk

Real Estate Concentration Risk

Regulatory and Market Developments Risk

Repatriation Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

Structured Note Risk

Tax Regulation Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance Because the Frontier Markets Fund commenced investment operations on December 31, 2008, it does not have one year of performance and no Fund performance information is presented.

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UNDERLYING FUND GROWTH FUND DETAILS

Investment Objective The Growth Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing principally in U.S. common and preferred stocks, securities convertible into common stocks, and rights and warrants. The Fund invests primarily in stocks of companies that Smith Asset Management Group, LP (“Smith Group”), the Fund’s Money Manager, selects for their potential contribution to the long-term growth of capital, utilizing Smith Group’s bottom-up stock selection process, while maintaining an overall risk level similar to that of the Fund’s benchmark, the S&P 500/Citigroup Growth Index. See Appendix for additional information about the index.

The primary emphasis of Smith Group’s stock selection process is on bottom-up stock selection. Excess returns are derived from two sources. First, all stocks must pass through a valuation screen designed to eliminate all companies trading above their historical relative price/earnings ratio. Secondly, stocks passing this screen are evaluated on the basis of their ability to produce improved earnings quality and report earnings above expectations.

Smith Group’s large cap core/growth investment process is best described as a core approach. Smith Group buys companies that are undervalued according to a number of commonly accepted value measures, but have improving business fundamentals. Smith Group believes that the best evidence that fundamentals are improving is that a company reports earnings that are better than expected, and

MARKET CAPITALIZATION: The Growth Fund generally invests in companies with market capitalizations within the range of the market capitalizations of the companies included in the S&P 500 Index. As of March 31, 2009, the market capitalization of the S&P 500 Index ranged from $[     ] billion for the smallest company to $[     ] billion for the largest company.

that it follows through with a pattern of these positive earnings surprises. During the period in which a company is reporting a series of positive earnings surprises it is generally experiencing rapidly accelerating earnings growth that is above the company’s historic growth rate. Smith Group has developed a process of combining traditional fundamental research, behavioral finance, and the latest technological tools in order to find companies with hidden fundamental business improvement. Smith Group uses this process as a way of finding the undervalued companies that have a catalyst for unlocking their value, providing a balance within the portfolio to exposures to valuation and growth.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Common Stocks Risk
Growth Stocks Risk

Management Risk

Options and Futures Transactions Risk

Portfolio Turnover Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on September 21, 2007. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

GROWTH FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 20.72% 2004 10.40% 2005 5.43% 2006 5.48% 2007 4.81% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
S&P 500/Citigroup Growth Index[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500/Citigroup Growth Index (formerly the S&P 500/Barra Growth Index) is an unmanaged index of growth stocks in the S&P 500. Large capitalization growth stocks are the stocks within the S&P 500 that generally have high expected earnings growth and higher than average price-to-book ratios. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND HIGH YIELD BOND FUND DETAILS

Investment Objective The High Yield Bond Fund seeks high current income.

Principal Investment Strategies The Fund invests in debt securities, which include corporate bonds. Under normal conditions, the Fund will invest at least 80% of its assets in lower-rated, high yield corporate bonds commonly referred to as “junk bonds.” This investment policy and the name of the Fund may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. High yield debt securities are those rated lower than BBB by Standard & Poor’s Corporation (“S&P”) or lower than Baa by Moody’s Investors Services, Inc. (“Moody’s”), or unrated securities judged to be of  comparable quality  by  the

Money Manager. The Fund will normally invest in securities that, at the time of initial investment, are rated lower than BBB and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody’s. The Fund will normally seek an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Fund’s benchmark, the Merrill Lynch U.S. High Yield Master II Index. See Appendix for additional information about the index. The Money Manager will attempt to exceed the total return performance of the Merrill Lynch U.S. High Yield Master II Index. The Fund may also invest in dollar denominated, non-investment grade bonds of foreign issuers that, at the time of initial investment, are rated as lower than BBB and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody’s. The Money Manager may invest in unrated securities of domestic or foreign issuers that the Money Manager determines to be of comparable  quality.  The  Fund may  also invest  in  preferred

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of December 31, 2008, the Merrill Lynch U.S. High Yield Master II Index duration was [     ] years, although the duration will likely vary in the future.

stocks, convertible securities, and non-income producing high yield bonds, such as zero coupon bonds, which pay interest only at maturity, or payment-in-kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation.

First Western Investment Management, Inc. (“First Western”), the Fund’s Money Manager, selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s objective. Their analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. Based on this analysis, First Western looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive, in the opinion of First Western, because they offer better assurance of debt repayment.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Bond Market Volatility Risk
Company Risk

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Inflation Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Options and Futures Transactions Risk

Prepayment and Extension Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods before that date. Effective June 1, 2008, the Fund’s current Money Manager acquired the former Money Manager, Financial Management Advisors, LLC, portfolio managers of which continue to manage the Fund (since inception). The chart and tables reflect results achieved by Financial Management Advisors, LLC for periods prior to June 1, 2008.

HIGH YIELD BOND FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 22.95% 2004 8.39% 2005 1.29% 2006 9.65% 2007 1.17% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Merrill Lynch U.S. High Yield Master II Index[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND INTERNATIONAL EQUITY FUND DETAILS

Investment Objective The International Equity Fund seeks capital growth.

Principal Investment Strategies Under normal conditions, the Fund will invest at least 80% of its assets, including borrowings for investment purposes, in equity securities (depositary receipts, common and preferred stock and securities convertible into common and preferred stock). This investment policy and the name of the Fund with respect to equity securities may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund will attempt to meet its object through the active selection of equity securities.

Lazard Asset Management LLC (“Lazard”) serves as the Fund’s Money Manager. Lazard will concentrate investments in holdings that are composed of but not limited to countries included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE + EM GDTR_D) Index. See Appendix for additional information about this index. The Fund normally intends to diversify its investments among at least 10 different countries throughout the world. A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. The Fund may invest a substantial part of its assets in just one country, which will be located outside the United States. The Fund may invest in securities of any market capitalization. Through the use of a proprietary model, a quantitative selection process is used to select the best securities within each underlying industry in the MSCI EAFE + EM GDTR_D Index.

Lazard utilizes a proprietary bottom-up stock selection process that is based on a quantitative multi-factor model used to select the best securities within each underlying industry in the MSCI EAFE + EM GDTR_D Index. Portfolio construction focuses on strong risk controls relative to the benchmark, specifically controls for country, sector and size exposures.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Common Stocks Risk

Currency Risk

Derivatives Risk

Foreign Exposure Risk

Growth Stocks Risk

IPO Holding Risk

Liquidity Risk

Management Risk

Quantitative Strategy Risk

Options and Futures Transactions Risk

Small to Mid Cap Company Risk

Value Stocks Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on December 1, 2008. The chart and table reflect results achieved by the previous investment advisor and by the previous Money Managers for periods prior to those dates.

INTERNATIONAL EQUITY FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 33.09% 2004 16.68% 2005 13.16% 2006 31.82% 2007 11.85% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
MSCI EAFE + EM NDTR_D1		[ ]%	[ ]%	[ ]%
MSCI EAFE + EM GDTR_D2,3		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The MSCI EAFE + EM NDTR_D Index is an unmanaged index of 46 developed (excluding the United States and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. “NDTR” indicates that the data series approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate applicable to non-resident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies. “D” indicates that the U.S. dollar is used as the base currency.

[2]	Effective December 1, 2008, the benchmark index for the Fund changed to the MSCI EAFE + EM GDTR_D Index.

[3]

The MSCI EAFE + EM GDTR_D Index is an unmanaged index of 46 developed (excluding the United States and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. “GDTR” indicates that the gross dividend is reinvested. “D” indicates that the U.S. dollar is used as the base currency. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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UNDERLYING FUND INVESTMENT GRADE FIXED-INCOME FUND DETAILS

Investment Objective The Investment Grade Fixed-Income Fund (formerly known as the Accessor Intermediate Fixed-Income Fund) seeks generation of current income.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in fixed-income securities or synthetic instruments, such as options swaps, forwards and futures that are designed to correlate to a portfolio compressed of investment grade fixed-income securities. This investment policy and the name of the Fund with respect to fixed-income securities may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality or that are unrated but judged to be of comparable quality or higher by the Money Manager. The Fund will normally seek to have a dollar-weighted average portfolio duration that does not vary more or less than two years from that of the Fund’s benchmark, the Barclays Capital Government/Credit Index (the “BCGC Index”). See Appendix for additional information about the index. The Fund invests principally in investment grade debt securities rated BBB by S&P or Baa by Moody’s and up to 5% of its net assets in securities rated BB or lower by S&P or Ba or lower by Moody’s or debt securities unrated but judged to be of comparable quality by the Money Manager. The Fund may purchase lower rated debt securities when the Money Manager views the issuer’s credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Fund may invest up to 5% in emerging markets debt. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation. The Money Manager will attempt to exceed the total return performance of the BCGC Index.

The portfolio construction of individual portfolios is determined by Pacific Investment Management Company (“PIMCO”)’s portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist’s responsibility to see that all portfolios are structured to reflect the model portfolio defined by the PIMCO Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO’s investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO’s staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the “Secular Forum,” during which PIMCO establishes its outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Asset-backed Securities Risk

Bond Market Volatility

Common Stocks Risk

Credit Risk

Currency Risk

Foreign Exposure

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Options and Futures Transactions Risk

Prepayment and Extension Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on May 19, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

INVESTMENT GRADE FIXED-INCOME FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 3.85% 2004 2.95% 2005 2.59% 2006 2.76% 2007 2.51% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Barclays Capital Government/Credit Index[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Government/Credit Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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UNDERLYING FUND MORTGAGE SECURITIES FUND DETAILS

Investment Objective The Mortgage Securities Fund seeks generation of current income.

Principal Investment Strategies Under normal market conditions, the Fund will invest at least 80% of its assets in mortgage-related securities. This investment policy and the name of the Fund may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund normally invests in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs and CMOs, and CMBSs, and asset-backed securities, rated A or higher by S&P or Moody’s or unrated but considered to be of comparable quality by the Money Manager. The Fund will normally seek an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Fund’s benchmark, the Barclays Capital Mortgage-Backed Securities Index (the “BCM Index”). See Appendix for additional information about the index. The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

BlackRock Financial Management, Inc. (“BlackRock”), the Fund’s Money Manager, uses quantitative risk control methods to ensure that the Fund’s overall risk and duration characteristics are consistent with the BCM Index. BlackRock’s investment philosophy and process centers around four key principles:

controlled duration (controlling sensitivity to interest rates);

 relative value sector rotation and security selection (analyzing a sector’s and a security’s impact on the overall portfolio);

 rigorous quantitative analysis to security valuation (mathematically analyzing a security’s value); and

quality credit analysis (analyzing a security’s credit quality).

BlackRock’s Investment Strategy Committee determines the firm’s  broad  investment  strategy  based  on   macroeconomics   (for

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2009, the duration of the BCM Index was [     ] years, although the duration will likely vary in the future.

example, interest rate trends) and market trends, as well as input from risk management and credit committee professionals. The Money Manager then implement this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s objective. The Money Manager will attempt to exceed the total return performance of the BCM Index.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Asset-backed Securities Risk

Bond Market Volatility

Credit Risk

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

Liquidity Risk

Management Risk

Options and Futures Transactions Risk

Portfolio Turnover Risk

Prepayment and Extension Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor and the current Money Manager for the periods prior to that date.

MORTGAGE SECURITIES FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 1.30% 2004 2.85% 2005 0.90% 2006 2.94% 2007 5.22% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Barclays Capital Mortgage-Backed Securities Index[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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UNDERLYING FUND SMALL TO MID CAP FUND DETAILS

Investment Objective The Small to Mid Cap Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of small and medium capitalization issuers. This investment policy and the name of the Fund with respect to market capitalization may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. Generally, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. In addition, the Fund will seek to maintain an average market capitalization similar to and will attempt to have a roughly similar distribution of stocks by market capitalization as the Fund’s benchmark, the Dow Jones Wilshire 4500 Completion Index. See Appendix for additional information about the index. The Fund invests principally in securities convertible into common stocks, and rights and warrants of such issuers. Investment selections may be based on fundamental economic, market and other factors which may lead to variation by economic sectors, industry or other appropriate to meet the Fund’s objective. The Fund may engage in various portfolio strategies (for example, options or futures but not for speculation) to reduce certain risks of its investments and may thereby enhance income.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), the Fund’s Money Manager, employs its multifactor Dynamic Alpha stock evaluation model to identify a portfolio of mid and small cap stocks which the manager believes offers the best long-term return potential subject to the Fund’s investment guidelines. The Money Manager will seek to meet the Fund’s investment objective by investing primarily in stocks of companies with risk characteristics which are in favor in the current market environment while underweighting stocks whose characteristics are presently out of favor.

SPECIAL NOTE: As of December 31, 2008, the market capitalization of the Dow Jones Wilshire 4500 Completion Index ranged from under $[  ] million for the smallest company to $[     ] billion for the largest company. The weighted average market value of the Index was $[     ] billion, which may vary from month to month.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Common Stocks Risk

Management Risk

Options and Futures Transactions Risk

Small to Mid Cap Company Risk

Stock Market Volatility Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on June 2, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

SMALL TO MID CAP FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 42.54% 2004 17.66% 2005 11.87% 2006 12.58% 2007 -3.83% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Dow Jones Wilshire 4500 Completion Index[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Dow Jones Wilshire 4500 Completion Index (float-adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND U.S. GOVERNMENT MONEY FUND DETAILS

Investment Objective The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Principal Investment Strategies The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities“) or in repurchase agreements secured by such instruments. This investment policy and the name of the Fund may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversifications of its investments. The Fund seeks to maintain an average dollar weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the U.S. Government Money Fund may be 100% invested in securities of the U.S. Government, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

Forward Management directly invests the assets of the Fund. Forward Management uses quantitative analysis to maximize the Fund’s yield. The U.S. Government Money Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

The U.S. Government Money Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and the National Credit Union Administration Rules and Regulations.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks“ for a description of the risks associated with an investment in the Fund.

Credit Risk
Government Sponsored Enterprises (“GSE”) Risk

Income Risk

Inflation Risk

Management Risk

Repurchase Agreements Risk

Stable Net Asset Value Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 0.35% 2004 0.68% 2005 1.91% 2006 3.45% 2007 3.66% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
Citigroup 3 Month T-Bill Index[1]		[ ]%	[ ]%	[ ]%

The Fund’s 7-day effective yield on 3/31/09 was [ ]% for A Class Shares and [ ]% for C Class Shares.

For the Fund’s current yield, call toll free (800) 759-3504 or visit www.accessor.com.

[1]

The CitiGroup 3 Month T-bill Index (formerly the Salomon Brothers U.S. 3 Month T-bill Index) is designed to measure the return of the 3 month Treasury bills. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes.

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UNDERLYING FUND VALUE FUND DETAILS

Investment Objective The Value Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing principally in common and preferred stocks, convertible securities, and rights and warrants of companies whose stocks appear attractively valued relative to their peers, in addition to having favorable earnings, quality and price characteristics. The Fund seeks to invest primarily in stocks of companies that Acadian Asset Management LLC (“Acadian”), the Fund’s Money Manager, believes are undervalued. Acadian attempts to exceed the performance of the Fund’s benchmark, the S&P 500/Citigroup Value Index. See Appendix for additional information about the Index. The Fund may also engage in various portfolio strategies (for example, futures) to reduce certain risks of its investments and to enhance income, but not for speculation.

Acadian uses stock factors in an effort to predict how well each stock in its 5,500-stock U.S. universe will perform relative to its peer group. Acadian also applies separate models to forecast industry group level returns, in an effort to predict how well the stock’s industry group will perform relative to other industry groups in the U.S., and then add that forecast to each stock’s forecast. At the individual stock level, Acadian uses a wide range of quantitative factors, including valuation, earnings, quality metrics, price movements and size. At the industry level, Acadian utilizes valuation, risk, growth and economic movements. Acadian combines and weights the values of all the factors, utilizing a proprietary methodology to determine a return forecast for each stock. The end result is a ranking of the entire 5,500-stock universe

MARKET CAPITALIZATION: The Value Fund generally invests in companies with market capitalizations within the range of the market capitalizations of the companies included in the S&P 500 Index. As of March 31, 2009, the market capitalization of the S&P 500 Index ranged from $[  ] billion for the smallest company to $[     ] billion for the largest company.

from most attractive to least attractive. The firm then uses a sophisticated portfolio optimization system to trade off the expected return of the stocks with such considerations as the Fund’s benchmark index, targeted level of risk, transaction cost estimates and other requirements. Industry weights fall out of the bottom-up stock selection process, with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding. The replacement stock’s expected return must be enough to more than cover the transaction costs of selling the current holding and buying the new opportunity.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Common Stocks Risk
Management Risk

Options and Futures Transactions Risk

Portfolio Turnover Risk

Small to Mid-Cap Company Risk

Stock Market Volatility Risk

Value Stocks Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on March 1, 2007. The chart and table reflect results achieved by the previous investment advisor and by the previous Money Managers for the periods prior to those dates.

VALUE FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 29.20% 2004 13.56% 2005 5.02% 2006 15.31% 2007 2.23% 2008 [ ]%	C CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	9/29/03	[ ]%	[ ]%	[ ]%
C Class returns before taxes (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	[ ]%	[ ]%	[ ]%
S&P 500/Citigroup Value Index[1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500/Citigroup Value Index (formerly the S&P500/BARRA Value Index) is an unmanaged index of value stocks in the S&P 500. Large capitalization value stocks are the stocks within the S&P500 that generally are priced below the market average based on earnings and lower than average price-to-book ratios. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you invest in A Class Shares and C Class Shares of the Funds. The information in this section is intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The tables reflect estimated “Other Expenses” and “Acquired Funds Fees and Expenses” of the Frontier Markets Fund, which commenced investment operations on December 31, 2008. Shareholders of the Allocation Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by each of the Underlying Funds in which the Allocation Fund invests that are borne by all Underlying Fund shareholders, reflected in the Acquired Funds Fees and Expenses, below.

SHAREHOLDER FEES (fees paid directly from your investment)[1,2]
	A Class	C Class
Maximum Sales Charge Imposed On Purchases (as a percent of offering price)[3]
Equity Funds and Allocation Funds (except Income Allocation Fund)	5.75%	none
Fixed-Income Funds (except U.S. Government Money Fund) and Income Allocation Fund	4.75%	none
U.S. Government Money Fund	none	none
Maximum Sales Charge Imposed On Reinvested Dividends	none	none
Maximum Contingent Deferred Sales Charge (as a percentage of amount original purchase price or redemption proceeds, if applicable)[4,5]	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
	INCOME ALLOCATION		INCOME & GROWTH ALLOCATION		BALANCED ALLOCATION
	A CLASS	C CLASS	A CLASS	C CLASS	A CLASS	C CLASS
Management Fees[6]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution & Service (12b-1)Fees[7]	0.25%	1.00%	0.35%	1.00%	0.35%	1.00%
Other Expenses[8]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Funds Fees and Expenses[9]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[10]	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
	GROWTH & INCOME ALLOCATION		GROWTH ALLOCATION		AGGRESSIVE GROWTH ALLOCATION
	A CLASS	C CLASS	A CLASS	C CLASS	A CLASS	C CLASS
Management Fees[6]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution & Service (12b-1) Fees[7]	0.35%	1.00%	0.35%	1.00%	0.35%	1.00%
Other Expenses[8]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Funds Fees and Expenses[9]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[10]	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%	-0.10%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
	FRONTIER MARKETS	GROWTH		HIGH YIELD BOND		INTERMEDIATE FIXED-INCOME
	A CLASS	A CLASS	C CLASS	A CLASS	C CLASS	C CLASS
Management Fees[6]	0.70%	0.70%	0.70%	0.70%	1.00%	1.00%
Distribution and Service (12b-1) Fees[7]	0.35%	0.35%	1.00%	0.25%	1.00%	1.00%
Shareholder Services Fees[11]	0.20%	N/A	N/A	N/A	N/A	N/A
Other Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Acquired Funds Fees And Expenses[12]	[ ]%	N/A	N/A	N/A	N/A	N/A
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[13]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

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FUND EXPENSES

	INTERNATIONAL EQUITY		MORTGAGE SECURITIES	SMALL TO MID CAP		U.S. GOVERNMENT MONEY
	A CLASS	C CLASS	C CLASS	A CLASS	C CLASS	A CLASS	C CLASS
Management Fees[6]	1.00%	1.00%	0.61%	1.00%	1.00%	0.08%	0.08%
Distribution and Service (12b-1) Fees[7,12]	0.35%	1.00%	1.00%	0.35%	1.00%	0.25%	1.00%
Other Expenses[14]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Fee Waivers[13,15]	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
Net Expenses	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%
VALUE
	A CLASS	C CLASS
Management Fees[6]	0.70%%	0.70%
Distribution and Service (12b-1) Fees[7]	0.35%	1.00%
Other Expenses	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%
Fee Waivers[13]	[ ]%	[ ]%
Net Expenses	[ ]%	[ ]%

[1] Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the table.

[2] Accessor Funds may charge a $30 fee for shareholders electing to receive redemption proceeds by wire.

[3] Sales charges may be eliminated or reduced for purchases of A Class Shares in excess of certain dollar amounts. For more information on reducing the sales load, please review the section “Eliminating the Sales Charges” in this prospectus.

[4] A Class Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 0.50% if redeemed within 18 months.

[5] The CDSC on C Class Shares does not apply where shares were purchased through a financial intermediary who did not receive advance payments or commissions. See section of this prospectus entitled “Eliminating the CDSC” for more information.

[6] Management fees consist of the management fee paid to Forward Management and the fees paid to the money managers of the Underlying Funds. Forward Management receives only the management fee and not a money manager fee for the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund, each of which it manages directly.

[7] The Funds have adopted a Distribution Plan pursuant to which up to 0.35% and 1.00% of the Fund’s average daily net assets attributable to the A Class shares and C Class shares, respectively, may be used to pay distribution expenses.

[8] The Funds have applied for an exemptive order from the Securities and Exchange Commission allowing the Allocation Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Allocation Funds’ Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds. Investors in the Funds will indirectly bear a portion of such “Other Expenses” through the Allocation Funds’ investment in the Underlying Funds.

[9] Acquired Funds Fees and Expenses are based on the estimated fees and expenses for the current fiscal year..

[10] Forward Management has contractually agreed to waive its investment advisory fee until [ ], 20[ ].

[11] The Frontier Markets Fund has adopted a Shareholder Services Plan pursuant to which 0.20% of the fund’s average daily net assets attributable to A Class shares may be used to pay shareholder servicing fees.

[12] The Frontier Markets Fund indirectly bears a pro rata share of the fees and expenses of each exchange traded fund or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Fund, they are not reflected in the Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that to be presented in the Financial Highlights for the Frontier Markets Fund (when available).

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FUND EXPENSES

[13] Forward Management has contractually agreed to waive a portion of its investment advisory fees and reimburse other expenses until [          ], 20[     ] in amounts necessary to limit the following Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses) for A Class and C Class shares to the following annual rates (expressed as a percentage of each Fund’s average daily net assets):

Fund	A Class	C Class
Frontier Markets Fund	[ ]%	[ ]%
Growth Fund	[ ]%	[ ]%
High Yield Bond Fund	[ ]%	[ ]%
International Equity Fund	[ ]%	[ ]%
Investment Grade Fixed-Income Fund	[ ]%	[ ]%
Mortgage Securities Fund	[ ]%	[ ]%
Small to Mid Cap Fund	[ ]%	[ ]%
U.S. Government Money Fund	[ ]%	[ ]%
Value Fund	[ ]%	[ ]%

[14] Pursuant to an Administrative Plan, each class of shares of the U.S. Government Money Fund (except Institutional Class) may pay Forward Management up to 0.25% of the average daily net assets to provide certain administrative services on behalf of the Fund.

[15] In an attempt to enhance the yield of the U.S. Government Money Fund, effective February 1, 2009, the Board of Trustees of the Trust has reduced the rate for the Distribution (12b-1) Fees for C Class shares of the U.S. Government Money Fund to a rate of 0.25%. When 12b-1 fees are reduced, dealer compensation will be reduced to the same extent. Any such reduction in the Distribution (12b-1) Fees may be revised or terminated by the Board at any time without notice.

EXPENSE EXAMPLE

Example shows what an investor in a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. The following example reflects the maximum initial sales charge in the first year for A Class Shares and reflects the CDSC for C Class Shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR				THREE YEARS				FIVE YEARS				TEN YEARS
	A CLASS		C CLASS		A CLASS		C CLASS		A CLASS		C CLASS		A CLASS		C CLASS
Allocation Funds[1]
Income Allocation	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Income & Growth Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Balanced Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Growth & Income Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Growth Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Aggressive Growth Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Underlying Funds
Frontier Markets	$	[ ]	$	NA	$	[ ]	$	N/A	$	[ ]	$	NA	$	[ ]	$	NA
Growth		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
High Yield Bond		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
International Equity		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Investment Grade Fixed-Income		NA		[ ]		NA		[ ]		NA		[ ]		NA		[ ]
Mortgage Securities		NA		[ ]		NA		[ ]		NA		[ ]		NA		[ ]
Small to Mid Cap		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
U.S. Government		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Value		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

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FUND EXPENSES

You would pay the following expenses for C Class Shares if you did not redeem your shares:

	ONE YEAR				THREE YEARS				FIVE YEARS				TEN YEARS
	A CLASS		C CLASS		A CLASS		C CLASS		A CLASS		C CLASS		A CLASS		C CLASS
Allocation Funds[1]
Income Allocation	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]	$	[ ]
Income & Growth Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Balanced Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Growth & Income Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Growth Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Aggressive Growth Allocation		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

Underlying Funds
Frontier Markets	$	[ ]	$	NA	$	[ ]	$	N/A	$	[ ]	$	NA	$	[ ]	$	NA
Growth		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
High Yield Bond		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
International Equity		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Investment Grade Fixed-Income		NA		[ ]		NA		[ ]		NA		[ ]		NA		[ ]
Mortgage Securities		NA		[ ]		NA		[ ]		NA		[ ]		NA		[ ]
Small to Mid Cap		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
U.S. Government		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]
Value		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]		[ ]

[1]The Expense Example for the Allocation Funds reflects the aggregate of the direct and indirect costs of investing in the Allocation Funds — that is, it includes the costs associated with investing in the Underlying Funds and the Accessor Strategic Alternatives Fund.

While the C Class Shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) means that over time you could end up paying more for these shares than if you were to pay front-end sales charges for the A Class Shares.

SECURITIES AND RISKS

This section describes some of the security types for and risks of investing in the Funds. Each security type and risk is a primary security type or risk for the Fund name shown in parentheses.

Many factors affect each Fund’s performance. A Fund’s share price yield changes (except the U.S. Government Money Fund) changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. A Fund’s reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. A Fund’s reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of a Fund, they could be worth more or less than what you paid for them. The investments of each Allocation Fund are concentrated in the Underlying Funds, and each Allocation Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it.

Defensive Positions; Cash Reserves. Under adverse market conditions or to meet anticipated redemption requests, each Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

Portfolio Turnover. Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds, may result in increased taxable distributions to shareholders, and may adversely affect the Fund’s performance.

Change of Objectives and Policies. Each Underlying Fund’s (except the Frontier Markets Fund) investment objective stated in the Funds’ Fund Details section is fundamental and may not be changed without shareholder approval. The investment objective of the Allocation Funds and the Frontier Markets Fund are not fundamental and may be changed without shareholder approval by the Board of Trustees (subject to 60 days advance notice to Fund shareholders). For purposes of a Fund’s policy of investing at least 80% of its assets in a particular type of investment, “assets” means net assets plus any borrowings made for investment purposes. These

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SECURITIES AND RISKS

policies may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed change.

Disclosure of Portfolio Holdings. A description of the Funds’ specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ SAI which is available upon request by calling: (800) 759-3504 and on the Accessor Funds’ website by visiting www.accessor.com.

SECURITY TYPES OF THE ALLOCATION FUNDS

The Allocation Funds expect to primarily invest in the Institutional Class Shares of the Underlying Funds and the Strategic Alternatives Fund. To provide liquidity as well as to assist in achieving the Allocation Fund’s investment objective, each Allocation Fund may invest in the underlying U.S. Government Money Fund. The Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities. Each Allocation Fund may invest in shares of the same Underlying Fund; however the percentage of each Allocation Fund’s assets so invested will vary depending upon the Allocation Fund’s investment objective. Based on its asset allocation analysis, Forward Management determines the mix of Underlying Funds appropriate for each Allocation Fund.

The security types of the Allocation Funds are:

Underlying Accessor Funds

Repurchase Agreements – A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

SECURITY TYPES OF THE UNDERLYING FUNDS

The security types of the Underlying Funds are listed below:

Asset-Backed Securities (Principal security type for: Mortgage Fund and Investment Grade Fixed-Income Fund) are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities (Principal security type for: All Fixed-Income Funds) are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

Dollar Rolls (Principal security type for: Mortgage Securities Fund) The Fund may enter into dollar roll transactions. When the Fund enters into a dollar roll, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Equity Securities (Principal security type for: All Equity Funds and High Yield Bond Fund) Equity Securities such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends. Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall (or rise, in the case of securities sold short) over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ETFs (Principal security type for: Frontier Markets Fund) ETFs are funds whose shares are traded on a national exchange or the National Association of Securities Dealers’ Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not

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SECURITIES AND RISKS

sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund’s investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund’s assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. ETFs add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

ETNs (Principal Security Type for: Frontier Markets Fund) ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Holding Company Depositary Receipts (HOLDRs) (Principal Security Type for: Frontier Markets Fund) HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRs represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Government Sponsored Enterprises (“GSEs”) (Principal security type for: Frontier Markets Fund and All Fixed-Income Funds except High Yield Bond), GSEs, are privately owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government. It is important to note that although GSEs are commonly referred to as “Agencies”, there is a difference between a GSE and a Government Agency. One example of a Government Agency is the Government National Mortgage Association (GNMA), known as Ginnie Mae, which has the explicit backing of the U.S. Government.

High-Yield Corporate Debt Securities (Principal security type for: High Yield Bond Fund) are a principal security type for the High Yield Bond Fund and also may be purchased by the Investment Grade Fixed-Income Fund. High yield corporate debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as “junk bonds”, are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody’s.

Interest Rate Swaps (Principal security type for: Mortgage Securities Fund). In entering into an interest rate swap, one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. The Mortgage Securities Fund typically uses swaps as substitutes for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate risk.

Investment Companies (Principal security type for: Frontier Markets Fund) are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and Unit Investment Trusts (UITs) are the three types of investment companies.

Money Market Securities (Principal security type for: U.S. Government Money Fund) are a principal security type for the U.S. Government Money Fund and may also be purchased by the other Fixed-Income Funds and Allocation Funds. Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market accessor 39

SECURITIES AND RISKS

securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities (Principal security type for: Mortgage Securities Fund and may also be purchased by the Investment Grade Fixed-Income and High Yield Bond Funds). Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Options, Futures and Other Derivatives (Principal security type for: All Underlying Funds except U.S. Government Money) Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments. There is limited consensus as to what constitutes a “derivative.”

Repurchase Agreements (Principal security type for: All Underlying Funds) are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

Structured Notes (Principal security type for: Frontier Markets Fund) A debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

The Frontier Markets Fund’s investment in commodities will be effected primarily through the purchase of a levered structured note. However, it is not the intent to provide levered exposure to the commodities market. The Manager will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as Treasuries and agencies. The combination of the levered structured note and the separate pool of Treasuries and agencies is designed to replicate the performance of the broad commodity markets and will be managed for the exposure to the commodity market. For example, if the Frontier Markets Fund were to hold a structured note with 3x exposure to a specified commodity index and the Manager hoped to achieve $15 million in exposure, the Manager would invest $5 million in the structured note and $10 million in Treasuries and agencies. When the investment performance of the structured note, Treasuries and agencies is viewed together, the total investment is designed to approximate the unlevered performance of the index underlying the structured note.

TBAs (Principal security type for: Mortgage Securities Fund). A TBA transaction is a contract for the purchase or sale of a mortgaged-backed security for future settlement at an agreed upon date but does not include a specified pool number and number of pools or precise amount to be delivered.

U.S. Government Securities (Principal security type for: U.S. Government Money Fund and may also be purchased by the Frontier Markets Fund and other Fixed-Income Funds). U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

SUMMARY OF PRINCIPAL RISKS

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified under the “Fund Details” section of the prospectus and are described below. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because the Allocation Funds, Frontier Markets Fund and Strategic Alternatives Fund invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. To determine how much each Allocation Fund is subject to the risks below, please refer to each Allocation Fund’s Fund Details section to see what proportion of the Allocation Fund’s assets may be invested in each Underlying Fund. For additional information regarding risks of investing in the Fund, please see the SAI.

Allocation Risk. Each Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes, With respect to the Allocation Funds, each Allocation Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges.

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SUMMARY OF PRINCIPAL RISKS

A principal risk of investing in each Fund is that Forward Management or the Money Manager will make less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. You could lose money on your investment in a Fund as a result of these allocation decisions.

Asset Class Risk. Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

Asset-backed Securities Risk. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Bank Industry Concentration Risk. Investment opportunities in many frontier market countries may be concentrated in the bank industry. Based on the Fund’s investment restriction regarding concentration, the Fund at all times will be required to invest 25% or more of its total asset in securities of issuers in the bank industry. As a result, the Fund will have a high concentration of investments in the bank industry.

Bank Loan Risk. Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the underlying funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. When a Fund purchases assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. The Fund may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the Fund’s ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

Bond Market Volatility. Changes in interest rates will affect the performance of debt instruments. Debt and money market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money market security falls when interest rates rise. Securities with longer durations generally are more sensitive to interest rate changes. In other words, the longer the duration of a security, the greater the impact a change in interest rates is likely to have on the security’s price. When interest rates fall the yield of the U.S. Government Money Fund will generally fall as well but, unlike other Fixed-Income securities, in the U.S. Government Money Fund there will be no corresponding increase in price. When rates go up, the movement is very sharp, the principal value of the share in the U.S. Government Money Fund may fall below $1.00.

Collateralized Mortgage Obligation Risk. A Fund may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

Counterparty Credit Risk. Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. In addition, the Fund will invest in commodity- and financial-linked

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SUMMARY OF PRINCIPAL RISKS

structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

Credit Risk. Credit risk is the possibility that a bond issuer (debtor) will fail to make timely payments of interest or principal or go bankrupt. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security’s liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities are more susceptible to these problems than higher quality obligations. Many U.S. Government securities in which the underlying funds may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve credit risk.

Credit Derivatives Risk. Certain Funds may enter into credit default swaps, both directly and indirectly in the form of a swap embedded within a structured note, to protect against the risk that a security will default. A Fund pays a fee to enter into the trade and receives a fixed payment during the life of the swap. If there is a credit event, the Fund either delivers the defaulted bond (if the Fund has taken the short position in the credit default swap) or pays the par amount of the defaulted bond (if the Fund has taken the long position in the credit default swap note). Risks of credit default swaps include the cost of paying for credit protection if there are no credit events.

Currency Risk. Non-U.S. dollar-denominated securities are subject to fluctuations in the exchange rates between the U.S. dollar and foreign currencies which may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments, and may increase any losses. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events.

Purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to a Fund, if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Depositary Receipt Risk. Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, current information about the underlying issuer may not be as available for sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk. Derivatives are securities whose value is based upon the value of another security or index. Certain Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Fund’s investment objective. A Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A Fund’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivatives are subject to market

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risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Fund and may reduce a Fund’s returns. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that Forward Management or the Money Manager might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative. The SAI provides a more detailed description of the types of derivative instruments in which the Funds may invest and their associated risks.

Emerging and Frontier Markets Risk. Investments in emerging and frontier market countries presents risks in a greater degree, and in addition to, those presented by investment in foreign issuers in general. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

In addition to a potentially greater magnitude of the risks listed under Foreign Securities, additional risks of investing in Emerging and Frontier Markets include the following:

Greater likelihood of economic, political or social instability;

Less liquid and more volatile stock markets;

Lower trading volume of markets;

Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;

Governmental restrictions on currency conversion or trading;

Difficulties in accurately valuing emerging or frontier market stocks or selling them at their fair value;

Greater possibility of imposition of international sanctions or embargoes on emerging or frontier market countries

ETF Risk. ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income ETF, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds) or commodities or currency. When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although ETFs are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indexes, the trusts may not be able to exactly replicate the performance of the indexes because of trust expenses and other factors. ETFs that are benchmarked to commodities or currencies often carry the additional risk of non-diversification. Additionally, many commodity or currency ETFs have a higher tracking error to their underlying benchmarks.

The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF holds. There may be times when an ETF share trades at a premium or discount to its NAV.

Trading in leveraged ETFs can be relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

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SUMMARY OF PRINCIPAL RISKS

ETN Risk. Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

Equity Securities Risk. Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase. Convertible securities with longer maturities tend to be more sensitive in changes to interest rates and more volatile than convertible securities with shorter maturities.

HOLDRs Risk. Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; and lack of management. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn’t change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, HOLDRs in which the Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Foreign Currencies Risk. Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Foreign Securities Risk. Investments in the securities of non-US issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations, caused by economic and political developments. As a result of investing in foreign securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

Unstable political, social and economic conditions;

Lower levels of liquidity and market efficiency;

Greater securities price volatility;

Exchange rate fluctuations and exchange controls;

Less availability of adequate or accurate public information about issuers;

Limitations on foreign ownership of securities;

Imposition of withholding or other taxes;

Imposition of restrictions on the expatriation of the funds or other assets of the Fund

Higher transaction and custody costs and delays in settlement procedures;

Difficulties in enforcing contractual obligations;

Lower levels of regulation of the securities market;

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SUMMARY OF PRINCIPAL RISKS

Weaker accounting, disclosure and reporting requirements;

Legal principles relating to corporate governance, directors; fiduciary duties and liabilities and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

Government Sponsored Enterprises (“GSE”) Risk. Certain GSE’s (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks. Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall.

Inflation Risk. Over time, the real value of an investment in a Fund may be eroded by inflation.

Interest Rate Risk. Interest rate risk is the risk that an investment’s value will change due to a change in the absolute level of interest rates, in the spread between two rates, in the shape of the yield curve or in any other interest rate relationship. Such changes usually affect securities inversely and can be reduced by diversifying (investing in fixed-income securities with different durations) or hedging (e.g., through an interest rate swap). Interest rate risk affects the value of bonds more directly than stocks, and it is a major risk to all bondholders. As interest rates rise, bond prices fall and vice versa. The rationale is that as interest rates increase, the opportunity cost of holding a bond decreases since investors are able to realize greater yields by switching to other investments that reflect the higher interest rate. For example, a 5% bond is worth more if interest rates decrease since the bondholder receives a fixed rate of return relative to the market, which is offering a lower rate of return as a result of the decrease in rates.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer’s securities. The value of an individual security or category of securities may be more volatile than the debt market as a whole. Entities providing credit support or a maturity shortening structure are also affected by these types of changes. Any of a Fund’s holdings could have its credit downgraded or could default, which could affect the Fund’s performance.

International Sanctions Risk. From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.

Investments in Other Investment Companies Risk. The Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, UITs and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Liquidity Risk. Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

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SUMMARY OF PRINCIPAL RISKS

Lower Rated Debt Securities Risk. Lower rated debt securities are a principal risk for the High Yield Bond Fund, which concentrates its investments in lower rated debt securities, and are also a lesser risk for the Intermediate Fixed-Income Fund. Debt securities rated lower than BBB by S&P or lower than Baa by Moody’s are commonly referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. The Funds’ Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis. For a description of ratings and a more detailed description of lower-rated debt securities, see the SAI.

Management Risk. The strategy that the Manager or Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Mortgage-backed Securities Risk. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Non-Diversification Risk. A Fund that is classified as a non-diversified fund under the 1940 Act may invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The investment of a large percentage of a Fund’s assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund and may cause the Fund’s share price to fluctuate more than that of a diversified fund.

Portfolio Turnover. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate (100% or more) generally involves correspondingly greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate will vary from year to year.

Regulatory and Market Developments. Recent instability in the financial markets has led the U.S. government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the

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SUMMARY OF PRINCIPAL RISKS

regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund itself is regulated. Such legislation or regulation could diminish or preclude the Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of the Fund’s portfolio holdings.

Real Estate Investment Trusts (“REITs”) Risk. REITs are issuers that invest in interests in real estate, including mortgages. Investing in REITS may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Repurchase Agreements. Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund’s obligation to resell and the selling institution’s obligation to repurchase that security at a higher price normally within a seven day period. Each repurchase agreement entered into by the Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. There may be both delays in liquidating the underlying security and risks of loss if the seller is unable to meet its obligation to repurchase including (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period and (c) expenses of enforcing its rights.

Small to Mid Cap Company Risk. The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Stable Net Asset Value. Although the U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

Tax Risk. The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition, the Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Value Stocks Risk. Although the Fund may invest in securities that the Money Manager believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES & RISKS

The Funds may invest in other types of securities and employ additional investment techniques that are not the principal investment strategies of the Funds and therefore not described in this Prospectus. The additional security types, techniques and their accompanying risks are more fully described in the Funds’ SAI, which may be obtained free of charge by contacting the Fund.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

On the following pages is information on Forward Management and each Fund’s Money Manager and a description of how Forward Management and each Money Manager is compensated for the services it provides.

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Funds’ investment advisory contracts is contained in the Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2008.

Each Fund paid the following management fees in fiscal year 2008 (reflected as a percentage of average net assets) to the Fund’s investment advisor and/or the Fund’s Money Manager. The Frontier Markets Fund commenced investment operations on December 31, 2008 and is not reflected in this table.

FUND	TOTAL ANNUAL MANAGEMENT FEES (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL MANAGEMENT FEE TO INVESTMENT ADVISOR* (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL FEE TO MONEY MANAGER (as a percentage of daily net assets) FOR FISCAL YEAR 2008

Allocation Funds	[ ]%	[ ]%	N/A
Growth	[ ]%	[ ]%	[ ]%
High Yield Bond	[ ]%	[ ]%	[ ]%
International Equity	[ ]%	[ ]%	[ ]%
Investment Grade Fixed-Income	[ ]%	[ ]%	[ ]%
Mortgage Securities	[ ]%	[ ]%	[ ]%
Small to Mid Cap	[ ]%	[ ]%	[ ]%
Strategic Alternatives Fund	[ ]%	[ ]%	N/A
U.S. Government Money	[ ]%	[ ]%	N/A
Value	[ ]%	[ ]%	[ ]%

*Forward Management became the Funds’ investment advisor on September 1, 2008. Payments of management fees prior to that date were made to the Funds’ previous investment advisor, Accessor Capital Management LP.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104

Forward Management develops the investment programs for the Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Forward Management directly invests the assets of the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund.

An Investment Committee consisting of Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst, is primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund’s Money Manager. Information concerning the members of the Investment Committee is provided below under the heading “Allocation Funds, Frontier Markets Fund and U.S. Government Money Fund.”

Forward Management and the Accessor Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Each Fund pays Forward Management an annual management fee for providing management and administration services equal to the percentage of each Fund’s average daily net assets as shown above under “Annual Management Fee to Investment Advisor.”

Each Fund (except the Frontier Markets Fund) has also hired Forward Management to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Funds. For providing these services, Forward Management receives a fee equal to 0.15% of the average daily net assets of the Growth, Value, Small to Mid Cap and International Equity Funds; 0.13% of the average daily net assets of the High Yield Bond, Investment Grade Fixed-Income and Mortgage Securities Funds; and 0.05% of the average daily net assets of the U.S. Government Money Fund. In addition, Forward Management is reimbursed for certain out of pocket expenses. The Allocation Funds pay no fees for transfer agent or administrative services.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Forward Management has entered into a subadvisory agreement with each Money Manager and Accessor Funds on behalf of the respective Underlying Fund, whereby the Fund pays the Money Manager a subadvisory fee. For the High Yield Bond, International Equity, Investment Grade Fixed-Income, Mortgage Securities and Small to Mid Cap Funds, this fee is a fixed rate. The Money Managers for the Value and Growth Funds are compensated based, in part, on their performance and each subadvisory agreement contains a fulcrum fee arrangement.

A fulcrum fee has two parts, a base fee and a performance fee. In a typical fulcrum fee arrangement, the base fee is the predetermined rate at which the subadviser is paid when its net performance is in line with that of the fund’s benchmark. The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with predetermined rates of adjustment. In a fulcrum fee arrangement, a subadviser is rewarded for outperformance or penalized for underperformance in equal measure. Depending on a fund’s net performance versus its benchmark, the subadviser will receive a fee adjustment in accordance with a formula that equates a percentage of out or underperformance to a percentage of fee increases or decreases, respectively. This formula has matching maximum and minimum ranges in which the fees can be adjusted. Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months. In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease. The basic idea of a fulcrum fee is that when fund performance is bad, the adviser or subadviser should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a subadviser more than the base fee, even though the performance of both the fund and the fund’s benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund’s net performance.

The International Equity Fund entered into an advisory agreement with a new Money Manager, Lazard Asset Management LLC, effective December 1, 2008. The fee arrangement under this new agreement is at a fixed rate.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

ALLOCATION FUNDS, FRONTIER MARKETS FUND & U.S. GOVERNMENT MONEY FUND

Manager Forward Management, LLC (“Forward Management”), 433 California Street, 11th Floor, San Francisco, CA 94104

Forward Management has managed the Allocation Funds and the U.S. Government Money Fund since September 1, 2008, and has managed the Frontier Markets Fund since it commenced investment operations on December 31, 2008. Forward Management was founded in 1997.

An Investment Committee is primarily responsible for the management of the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund. The members of the Investment Committee are Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Mr. Rowader has primary responsibility for the investment decisions and day-to-day management for the Allocation Funds and co-primary responsibility for the investment decisions and day-to-day management for the Frontier Markets Fund and the U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the Allocation Funds and the U.S. Government Money Fund since February 2007, and has managed the Frontier Markets Fund since its inception.

Mr. O’Donnell has been with Forward Management since July 2006 as Chief Administrative Officer and as President of Forward Asset Management since May 2008. Mr. O’Donnell has overall responsibility for asset

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management at Forward Management, including the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Allocation Funds and the U.S. Government Money Fund since September 2008, and has managed the Frontier Markets Fund since its inception.

Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the investment decisions and day-to-day management for the Frontier Markets Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Allocation Funds and the U.S. Government Money Fund since February 2008, and has managed the Frontier Markets Fund since its inception.

Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the investment decisions and day-to-day management of the U.S. Government Money Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Allocation Funds and the U.S. Government Money Fund since January 2007, and has managed the Frontier Markets Fund since its inception.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Forward Management directly invests the assets of the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund. Forward Management receives no additional fee beyond its management fee, as previously described, for these services.

GROWTH FUND

Money Manager Smith Asset Management Group, LP, 100 Crescent Court, Suite 1150, Dallas, TX 75201

Smith Asset Management Group, LP (“Smith Group”) has managed the Growth Fund since September 21, 2007. Founded in 1995, Smith Group has approximately $[     ] billion in assets under management as of December 31, 2008.

The Growth Fund is team-managed by the Smith Group. As Chief Investment Officer, Stephen S. Smith, CFA, directs the portfolio management team in implementing the investment process he designed. The team employs a process that combines quantitative and traditional research criteria that Stephen S. Smith, CFA has executed for over 25 years.

Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, William Ketterer, CFA, and A. Michelle Pryor, CFA have been jointly and primarily responsible for the day-to-day management of the Growth Fund since September 21, 2007.

Stephen S. Smith, CFA, CEO and Chief Investment Officer, is the founder of Smith Asset Group. Since the firm’s founding in 1995, he has served as both chief executive officer and chief investment officer. He began his investment management career as a portfolio manager with Wachovia Bank in 1976. In 1983 he joined the predecessor to Bank of America, where he held a variety of senior investment management positions.

John D. Brim, CFA, Portfolio Manager, joined Smith Group in March 1998. Mr. Brim has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the health care sector. From

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

April 1997 to March 1998, he was a manager within the Institutional Investment Consulting Group of Deloitte & Touche, LLP. From June 1990 to April 1997, he held a variety of positions, including senior client manager, with NationsBank Asset Management in Dallas.

Royce W. Medlin, CFA, Portfolio Manager, joined Smith Group in January 2006 as a Senior Portfolio Manager. Prior to joining Smith Group, he was President and Portfolio Manager of Belmont Wealth Management where he worked from 2002 to 2005. From 1991 to 2002, he served as a portfolio manager at U.S. Trust in Dallas and Team Bank Trust Investments in Fort Worth.

William Ketterer, CFA, Portfolio Manager, joined Smith Group in January of 2007 as a Senior Portfolio Manager. From March 1999 to January 2007, he served as Senior Vice President and Portfolio Manager with The Private Bank at Bank of America where he managed portfolios for institutions and high net worth individuals. From 1993 to 1999, he worked in corporate development within the healthcare industry. Prior to 1993, he was Vice President and General Manager of a west coast startup.

A. Michelle Pryor, CFA, Portfolio Manager, joined Smith Group in April 1998. Ms. Pryor has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the consumer discretionary sector. Prior to joining the company, she was a trading assistant for Bell Fundamental Futures, L.L.C., a commodity-trading advisor, in Memphis, Tennessee.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Beginning on September 21, 2007, the Fund agreed to pay Smith Group a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25%.of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from September 21, 2007 through September 20, 2008, the Money Manager was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.00% or minus 1.00%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of 0.15% and shall be made when the Performance Difference reaches plus or minus 3.50%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.10% and the maximum possible annual fee will be 0.40%.

The chart below illustrates how the Money Manager’s fees are calculated. Because of the higher expenses associated with A Class, C Class and Investor Class shares, the performance of Advisor Class shares is generally better. Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Advisor Class.

[CHART TO BE PROVIDED]

HIGH YIELD BOND FUND

Money Manager First Western Investment Management, Inc. (“First Western”), 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067

First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the High Yield Bond Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $[     ] million of assets under management as of December 31, 2008 and First Western Financial, Inc. has approximately $[     ] billion of assets under management as of December 31, 2008.

Mr. Steven S. Michaels has been directly responsible for the day-to-day management of the Fund since May 1, 2000 through his association with FMA. Mr. Michaels is Executive Vice President and Managing Director of High Yield

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

at First Western, with 18 years of industry experience and had served as a member of the professional investment staff at FMA for 15 years. Mr. Michaels’ responsibility over the last six years include high yield fixed income portfolio management and directing the firm’s noninvestment grade bond research. Mr. Michaels, assisted by First Western’s Fixed Income Team, manages the Fund utilizing First Western’s risk management analytics to regularly evaluate the composition of the Fund and implements investment strategies that leverage the individual expertise of the team members.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager, a fee, computed daily and paid quarterly at the annual rate of 0.25% of the aggregate daily net assets of the Fund.

INTERNATIONAL EQUITY FUND

Money Manager Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, NY 10112

Lazard Asset Management LLC (“Lazard”) has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard is an investment adviser registered with the SEC and manages investments for corporations, endowments, public and private pension funds, individuals, private investment funds and mutual funds, with $[     ] billion in assets under management as of December 31, 2008.

Lazard uses a team approach to managing the Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

Paul Moghtader, CFA, Director, Portfolio Manager/Analyst. Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA) from 1998-2007. At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College.

Taras Ivanenko, CFA, Senior Vice President, Portfolio Manager/Analyst. Mr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2002. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute.

Peter Kashanek, Senior Vice President, Client Portfolio Manager/Analyst. Mr. Kashanek is a Client Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1994. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2005-2007. Previously, Mr. Kashanek was an investment analyst in the Institutional Equity Research Group at Bank of Montreal where he focused on global energy companies 2003-2004. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities. Mr. Kashanek also worked at Reliant Energy in Houston as a member of its Corporate Development team. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University.

Alex Lai, CFA, Vice President, Portfolio Manager/Analyst. Mr. Lai is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 2002. Prior to joining Lazard in 2008, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2003. Prior to that, Mr. Lai was an investment-banking analyst at Barclays Capital Asia in Hong Kong. He has a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor.

Craig Scholl, CFA, Director, Portfolio Manager/Analyst. Mr. Scholl is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1984. Prior to joining Lazard in 2007,

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Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2000. Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public Communications from Syracuse University. He is a member of the CFA Institute and the Boston Security Analysts Society.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager’s services, effective December 1, 2008, the Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.45% on the first $500,000,000
0.425% on the next $500,000,000
0.40% above $1,000,000,000

Prior to Lazard, the Money Manager was Pictet Asset Management Limited (“Pictet”), Moor House - Level 11, 120 London Wall, GB-London EC2Y 5ET, from October 1, 2005 through November 30, 2008. As compensation for Pictet’s service, effective May 1, 2007, the Fund agreed to pay Pictet a management fee comprised of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.45% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment was calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from May 1, 2007 through April 30, 2008, Pictet was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate increased or decreased proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.50% or minus 1.50%, the Performance Adjustment Rate was zero and there was no Performance Fee Adjustment. The Performance Adjustment Rate was not to exceed an absolute value of 0.20% and was made when the Performance Difference reached plus or minus 3.50%. Therefore, the minimum possible annual fee payable to Pictet was 0.25% and the maximum possible annual fee was 0.65%.

INVESTMENT GRADE FIXED-INCOME FUND

Money Manager Pacific Investment Management Company LLC (PIMCO), 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660

PIMCO has managed the Investment Grade Fixed-Income Fund since May 19, 2008. PIMCO* was founded in Newport Beach, California in 1971. PIMCO is one of the world’s largest fixed income managers, with a presence in every major global bond market. PIMCO started as a subsidiary of Pacific Life Insurance Company to manage separate accounts for institutional clients. Today, the PIMCO Group’s global client base is served from offices in New York, Singapore, Tokyo, London, Sydney, Munich, Toronto, Hong Kong, and Newport Beach. PIMCO has approximately $[     ] million in assets under management as of December 31, 2008.

PIMCO’s fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group’s structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO’s accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the fund. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-nine years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

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The SAI provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager’s services, each Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate of 0.25% of the aggregate daily net assets of each Fund.

Prior to PIMCO, the Money Manager was Cypress Asset Management (“Cypress”), 26607 Carmel Center Place, Carmel, CA, from September 21, 1998 through May 18, 2008. As compensation for Cypress’ service, from June 1, 2007 through May 18, 2008, each Fund agreed to pay Cypress a fee, computed daily and paid quarterly at the annual rate of 0.15% of the aggregate daily net assets of each Fund.

* Includes PIMCO’s global affiliates, as appropriate.

MORTGAGE SECURITIES FUND

Money Manager BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022

BlackRock or its predecessors have managed the Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $[     ] trillion in assets under management as of December 31, 2008.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Andrew J. Phillips, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. While Mr. Phillips is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Phillips has been a Managing Director of BlackRock since 1999. Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group and a member of the Leadership Committee. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager, a fee, computed daily and paid quarterly at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.25% of the first $100,000,000
0.20% of the next $100,000,000
0.15% above $200,000,000

SMALL TO MID CAP FUND

Money Manager Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025

LA Capital has managed the Small to Mid Cap Fund since June 2, 2008. LA Capital is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940. As of December 31, 2008, LA Capital managed approximately $[     ] billion in assets.

A team of investment professionals manages the portion of the Small to Mid Cap Fund’s assets allocated to LA Capital. The portfolio management team consists of Thomas D. Stevens, CFA, Hal Reynolds, CFA, David Borger, CFA, Stuart Matsuda and Christine Kugler. Thomas Stevens, Chairman, is responsible for developing and managing the firm’s resources for research, portfolio management, trading, operations, and relationship management. Hal Reynolds, Chief Investment Officer, chairs the Investment Committee and is responsible for the firm’s investment process. David Borger, Director of Research, is responsible for managing the firm’s research activities. Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation, are responsible for developing the firm’s trading strategies and implementing the trading program. All five members of the portfolio management team are principals of the firm and have been in the positions with LA Capital since the firm’s inception in 2002. All five members of the portfolio management team also serve on the Investment and Portfolio Review Committees. The Investment Committee is responsible for reviewing investment research in the areas of stock selection, risk management, portfolio construction, trading, and for approving all changes to the investment process. The Portfolio

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Review committee meets monthly and is responsible for monitoring the risk exposures of each portfolio to ensure compliance with written investment guidelines and the current outlook of the Dynamic Alpha stock selection model.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly at the annual rate of 0.40% of the aggregate daily net assets of the Fund.

Prior to LA Capital, the Money Manager of the Fund was SSgA Funds Management, Inc. (“SSgA FM”), One Lincoln Street, Boston, MA 02111 from June 1, 2001 through June 1, 2008. As compensation for SSgA FM’s services, the Fund paid SSgA FM as follows: Prior to May 1, 2007, the Fund paid SSgA FM a fee, computed daily and paid quarterly at the annual rate of 0.35% of the average daily net assets of the Fund. From May 1, 2007 through September 30, 2007, the Fund paid SSgA FM a monthly base fee payable at an annual rate of 0.30% of the Fund’s average daily net assets. Beginning October 1, 2008, the Fund paid SSgA FM a monthly base fee payable at an annual rate of 0.40% of the Fund’s average daily net assets of the Fund over such month.

Prior to the Smith Group, the sub-adviser was Enhanced Investment Technologies, LLC (“INTECH”). As compensation for INTECH’s services, prior to May 1, 2007, the Fund paid INTECH, a fee, computed daily and paid quarterly at the annual rate of 0.45% of the aggregate daily net assets of the Fund. Beginning on May 1, 2007 through September 21, 2007, the Fund agreed to pay INTECH, a management fee comprised of a monthly base fee payable at an annual rate of 0.40%.

VALUE FUND

Money Manager Acadian Asset Management LLC, One Post Office Square, 20th Floor, Boston, MA 02109

Acadian has managed the Value Fund since March 1, 2007. Acadian has approximately $[ ] billion of assets under management as of December 31, 2008.

The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 12 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives. Constantine P. Papageorgiou, CFA, Vice President and Portfolio Manager is the lead manager for the Growth Fund since March 1, 2007. Mr. Papageorgiou has been a portfolio manager with Acadian since August 2006 and is a member of the global research and portfolio management team. Prior to Acadian, Mr. Papageorgiou was with the AlphaSimplex Group in Cambridge as Vice President, Research Scientist from 2002 to 2006 and a software engineer at iSpheres Corporation from 2001 to 2002.

Qi Zeng, CFA, Senior Vice President and Portfolio Manager, is the backup portfolio manager. Ms. Zeng has been a portfolio manager with Acadian since November 2006. Prior to Acadian, Ms. Zeng was the head of the global quantitative research team at State Street Global Markets from 2005 to 2006 and head of US quantitative strategy at Morgan Stanley from 1999 to 2005.

The SAI provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s service, the Fund has agreed to pay the Money Manager a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from March 1, 2007 through February 29, 2008, the Money Manager was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 0.75% or minus 0.75%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. Effective March 1, 2008, the Performance Adjustment Rate shall not exceed an absolute value of .05% and shall be made when the Performance Difference reaches plus or minus 3.25%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.20% and the maximum possible annual fee will be 0.30%.

The chart below illustrates how the Money Manager’s fees are calculated. Because of the higher expenses associated with A Class, C Class and Investor Class shares, the performance of Advisor Class shares is generally better. Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Advisor Class.

[CHART TO BE PROVIDED]

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A CLASS AND C CLASS SHARES - GENERAL

Except for the Investment Grade Fixed-Income Fund and Mortgage Securities Fund (which do not offer A Class Shares) and the Frontier Markets Fund (which does not offer C Class Shares), each Fund offers the following five classes of shares to the public through the Distributor: : Investor Class, Institutional Class, Advisor Class, A Class and C Class Shares. The A Class Shares and C Class Shares of the Funds are offered in this prospectus. Investor, Institutional and Advisor Class Shares are offered through a separate prospectus. Each share class of a Fund represents investments in the same portfolio of securities, but each share class will differ principally in terms of sales charges and ongoing expenses, allowing you to choose the share class that best meets your current investment needs.

A Class Shares and C Class Shares are designed for people investing through a third party, such as a bank, broker dealer, a financial adviser, or in a 401(k) or other retirement plan. Third parties may impose policies or fees which are different from those described below. The services or share classes available to you may vary depending upon how you wish to purchase shares of a Fund. When you purchase shares of a Fund, you must choose a share class. If no share class is chosen, the Transfer Agent will reject your investment.

When choosing a share class you should consider the following:

How long you expect to own the shares;

How much you intend to invest;

Total expenses associated with owning shares of each class;

Whether you qualify for any reduction or waiver of sales charges (for example, A Class Shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver); and

Whether you plan to take any distribution in the near future (for example, the contingent deferred sales charge is waived when taken through a systematic withdrawal plan).

A Class Shares may be appropriate for investors who prefer to pay a Fund’s sales charge up front, want to take advantage of the reduced sales charges available on larger investments and/or have a longer term investment horizon.

C Class Shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter term investment horizon.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

Sales personnel may receive different compensation for selling each share class. The sales charges applicable to each Class provides for the distribution financing of shares of that Class.

Minimum Initial Investment Amount for A Class and C Class Shares:

•	$2,000	for accounts enrolled in eDelivery
•	$2,000	for Coverdell Education Savings accounts
•	$500	for Automatic Investment Plan accounts
•	$4,000	for all other accounts

Subsequent investments for a Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

The initial investment must be accompanied by an appropriate account application. The Trust reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. The Trust may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of a Fund. See the SAI for more information.

A CLASS SHARES – GENERAL

Sales Charges Front-End Sales Charge. A Class Shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

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A CLASS AND C CLASS SHARES - GENERAL

FOR EQUITY FUNDS AND ALLOCATION FUNDS (EXCEPT INCOME ALLOCATION FUND):

YOUR INVESTMENT	SALES CHARGE DEDUCTED AS A % OFFERING PRICE	SALES CHARGE AS A % OF YOUR NET INVESTMENT	BROKER-DEALER COMMISSIONS AS A % OF OFFERING PRICE
Less than $50,000	5.75%	6.10%	5.00%
$50,000 -$99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	4.00%	4.17%	3.25%
$250,000 - $499,999	3.00%	3.09%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.50%
$1 million or more*	0.00%	0.00%	up to 1.00%**

* A 0.50% CDSC may be charged on any shares sold within 18 months of purchase. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the 18 month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than 18 months, using the anniversary date of a transaction to determine the “18-month” mark. As an example, shares purchased on December 1, 2008 would be subject to the CDSC if they were redeemed on or prior to June 1, 2010. On or after June 2, 2010, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

** The Distributor may pay an upfront commission to financial intermediaries on sales of $1 million or more of up to 1.00%. Consult the SAI for additional information on A Class Shares Dealer Concessions.

FOR FIXED-INCOME FUNDS (EXCEPT INVESTMENT GRADE FIXED-INCOME FUND, MORTGAGE SECURITIES FUND AND THE U.S. GOVERNMENT MONEY FUND) AND THE INCOME ALLOCATION FUND:

YOUR INVESTMENT	SALES CHARGE DEDUCTED AS A % OFFERING PRICE	SALES CHARGE AS A % OF YOUR NET INVESTMENT	BROKER-DEALER COMMISSIONS AS A % OF OFFERING PRICE
Less than $100,000	4.75%	4.99%	4.00%
$100,000 - $249,999	4.00%	4.17%	3.25%
$250,000 - $499,999	3.00%	3.09%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.50%
$1 million or more*	0.00%	0.00%	up to 1.00%**

* A 0.50% CDSC may be charged on any shares sold within 18 months of purchase. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the 18 month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than 18 months, using the anniversary date of a transaction to determine the “18-month” mark. As an example, shares purchased on December 1, 2008 would be subject to the CDSC if they were redeemed on or prior to June 1, 2010. On or after June 2, 2010, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

** The Distributor may pay an upfront commission to financial intermediaries on sales of $1 million or more of up to 1.00%. Consult the SAI for additional information on A Class Shares Dealer Concessions.

You must let your investment dealer and Accessor Funds or the Transfer Agent know at the time you purchase A Class Shares that you qualify for a reduction in the initial sales charge. To have your A Class Shares sales charge, if any, waived, you must let your investment dealer and Accessor Funds or the Transfer Agent know at the time you redeem your shares that you qualify for such a waiver.

Eliminating the Sales Charges

U.S. Government Money Fund: You will not pay an initial sales charge on direct purchases of A Class Shares of the U.S. Government Money Fund. However, should you exchange or transfer out of the A Class Shares of the U.S. Government Money Fund into A Class Shares of another Fund, you will be subject to an initial sales charge upon the transfer or exchange.

Certain Defined Contribution Plans: Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more and with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the Accessor Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets. Retirement and benefit plans include qualified and nonqualified retirement plans, deferred compensation plans and certain other retirement, savings or benefit plans, excluding traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

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A CLASS AND C CLASS SHARES - GENERAL

Fee-Based Investment Programs: Purchases made by or on behalf of financial intermediaries or their trading agents that have entered into arrangements with Accessor Funds or the Distributor specifically for such purchases for clients participating in a fee-based investment program (subject to all its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) pursuant to which the client pays an asset based fee for investment advisory, administrative and/or brokerage services to the financial intermediary.

Other Investors: Certain other investors may qualify to purchase Fund shares without a sales charge, such as: officers, directors, trustees and employees of Forward Funds, Forward Management, sub-advisors, and their respective affiliates; registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or forward Management and their affiliates; clients of financial intermediaries using Accessor Funds in fee-based investment products under a signed agreement with the Distributor or Forward Management; advisory accounts managed by registered investment advisors or bank trust departments; employees of designated asset management firms, other service providers, and their affiliates; immediate family members of all such persons as described above; certain quailed plans (i.e., pensions funds, endowments, and other institutional funds); and financial intermediary supermarkets and feee-based platforms. Please see the SAI for more information.

You will not pay an initial sales charge on shares purchased by reinvesting dividends and distributions, when using the reinstatement privilege, or when a merger, consolidation or acquisition of assets of an Accessor Fund occurs.

Financial intermediaries may receive commissions or other concessions on investments made in A Class Shares with no initial sales charge, which are paid from various sources, such as from any CDSC and distribution and service fees or from the Distributor. These commissions and concessions are described herein and in the SAI. The Funds may reimburse the Distributor for some or all of these payments through their Plans of Distribution (see below). Financial intermediaries may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the A Class and C Class Shares, such as investment minimums, and certain trading restrictions, may be modified or waived by financial intermediaries.

Reducing the Sales Charges

You must let your investment dealer and Accessor Funds or the Transfer Agent know at the time you purchase A Class Shares that you qualify for a reduction in the initial sales charge. To have your A Class Shares sales charge, if any, waived, you must let your investment dealer and Accessor Funds or the transfer agent know at the time you redeem your shares that you qualify for such a waiver.

Aggregating Accounts. To receive a reduced sales charge on your A Class Shares, investments made by you and your “immediate family” (your spouse and your children under the age of 21) in A Class Shares may be aggregated if made for your own account(s) and/or certain other accounts, such as:

Trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

Solely controlled business accounts and

Single participant retirement plans.

Right of Accumulation. A right of accumulation lets you add the value of any A Class Shares you own in a Fund (including those shares acquired through re-investment of distributions) to the amount of your next A Class Shares investment for purposes of calculating the sales charge. You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in A Class Shares of any of the Accessor Funds to determine your A Class Shares sales charge. Direct purchases of the U.S. Government Money Fund are excluded.

You must notify your financial adviser and Accessor Funds or the Transfer Agent at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of your financial adviser or Accessor Fund’s Transfer Agent does not confirm your represented holdings.

Letter of Intent. You may reduce your A Class Shares sales charges by establishing, in writing, a Letter of Intent. A Letter of Intent lets you purchase A Class Shares over a 13-month period at the same sales charge as if all shares had been purchased at once. Shares of U.S. Government Money Market Fund are excluded.

A Letter of Intent allows you to combine all non-U.S. Government Money Fund purchases of A Class Shares that you intend to make over a 13-month period, to determine the applicable sales charge; however, the Letter of Intent is to be completed based on amounts purchased, not on market value. Capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases.

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A CLASS AND C CLASS SHARES - GENERAL

To determine the applicable sales charge reduction, at your request you may also include the cost of A Class Shares in other Accessor Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to Accessor Funds receiving the Letter of Intent. You can obtain a Letter of Intent by contacting your financial advisor or by calling Accessor Funds at (800) 759-3504.

If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. If you redeem all of your A Class Shares before the 13 months is up, the Letter of Intent is automatically cancelled and the difference in the sales charge is deducted from your redemption proceeds.

Information concerning Sales Charge Reductions and Waivers can be found free of charge on the Accessor website at www.accessor.com. The website also contains hyperlinks to the related portions of the Funds’ prospectus and SAI.

Consult the SAI or your financial representative for more details on reducing your A Class Shares’ sales charge.

C CLASS SHARES - GENERAL

You will not pay a front-end sales charge when you buy C Class Shares of a Fund. All of your money is invested upon your purchase of the shares.

The offering price for C Class Shares is their net asset value, without a front-end sales charge. However, under certain circumstances there is a contingent deferred sales charge (“CDSC”) of 1.00% on shares that you sell within two years of the date of purchase. Any shares held for more than two years will not be subject to a CDSC. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the Funds’ Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Funds will use the first-in, first-out (FIFO) method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than two years, using the anniversary date of a transaction to determine the “two-year” mark. As an example, shares purchased on December 1, 2008 would be subject to the CDSC if they were redeemed on or prior to December 1, 2010. On or after December 2, 2010, they would not be subject to the CDSC.

MORE ON CDSC

A CDSC regardless of class will not be charged on (i) increases in net asset value above the purchase price or (ii) shares you acquired by reinvesting your dividends or capital gains distributions. To keep your CDSC as low as possible, each time that you place a request to sell shares, we will first sell any shares in your account that are no longer subject to the CDSC.

Eliminating the CDSC. If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your financial intermediary should notify the Funds’ Transfer Agent at the time of the redemption. If the Transfer Agent is not notified at the time of redemption, the CDSC will apply. The imposition of a CDSC on redemptions of Class A and Class C Shares may be eliminated under the following circumstances and conditions: (i) redemptions within one year following the death or initial determination of permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder; (ii) redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested; (iii) required minimum distributions from a tax-deferred retirement plan or an IRA as required by the Internal Revenue Code; (iv) forced redemptions made by the Accessor Funds of shares held by shareholders whose account has a value less than $100; and (v) redemptions in cases of natural disaster affecting shareholders. If you think you may be eligible for a CDSC elimination, contact your financial intermediary or Accessor Funds. Check the SAI for additional details.

DISTRIBUTION AND SERVICE ARRANGEMENTS

Distribution and Service Plans. The Funds have adopted Distribution and Service Plans (Rule 12b-1 Plans) under which they may finance activities primarily intended to sell shares, to pay for marketing and other fees to support the sale and distribution of A Class Shares and C Class Shares and certain services provided to you by your financial intermediary, provided the categories of expenses are approved in advance by the Trust’s Board of Trustees and your financial intermediary is permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan. These annual distribution and service fees may equal up to 0.35% for the Funds’ A Class Shares and up to 1.00% for the Funds’ C Class Shares, and are paid out of the assets of the Funds’ A Class or C Class Shares. For

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A CLASS AND C CLASS SHARES - GENERAL

both share classes, up of 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses. These fees may not be paid where tracking data is not available for certain accounts or where the authorized institution waives part of the compensation. In such cases, the payment of any otherwise applicable CDSC may not be required.

Each class of shares pays distribution fees and service fees either to the Distributor, which may pay some or all of these fees to financial intermediaries for sales and distribution-related activities and providing nondistribution related shareholder services or directly to financial intermediaries.

Generally, the 12b-1 fees are paid to financial intermediaries on a monthly basis. The Distributor retains the first year of such fees where the Distributor pays financial intermediaries the 12b-1 fee upon initial purchase of C Class shares or for investments over $1 million in the A Class shares. The Distribution and Service Plan recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services and may be in the form of cash, or if permitted, noncash payments.

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost and reduce the return of your investment. The higher fees for C Class Shares may cost you more over time than paying the initial sales charge for A Class Shares and a lower ongoing 12b-1 fee.

Other Compensation to Dealers. The Distributor may pay or sponsor informational meetings for dealers as described in the SAI. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concessions to a dealer who sells a minimum dollar amount of Accessor Fund shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds or cooperate with the Distributor’s provide marketing or service support to the Funds. For more information, please see the SAI.

Forward Management or its affiliates may make payments, out of their own assets, to certain intermediaries or their affiliates (including the Distributor) based on sales or assets attributable to the intermediary, or such other criteria agreed to by Forward Management. The intermediaries to which payments may be made are determined by Forward Management. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the SAI for more information.

Administrative Services Plan. The Frontier Markets Fund has adopted a Shareholder Services Plan to allow the A Class Shares of the Fund to pay financial intermediaries for non-distribution-related administrative services provided to shareholders. The administrative services fee under the Shareholder Services Plan will not exceed 0.20% annually for the A Class Shares of the Frontier Markets Fund.

Administrative Plan. The Funds have also adopted an administrative plan (the “Administrative Plan”) with respect to each class of shares of the U.S. Government Money Fund (except Institutional Class). Pursuant to the Administrative Plan, the Funds will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the U.S. Government Money Fund, provided, however, that the U.S. Government Money Fund shall not directly or indirectly pay any distribution or nondistribution related amounts for the A Class Shares or C Class Shares that will be allocated under the Funds’ Distribution and Service Plans.

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TRANSFER AGENT

The Transfer Agent for each of the Funds (except the Frontier Markets Fund) is Forward Management, LLC. The Transfer Agent for the Frontier Markets Fund is ALPS Fund Services, Inc. Forward Management, LLC and ALPS Fund Services, Inc. are herein collectively referred to as the “Transfer Agent.” Mail can be directed to the Transfer Agent at:

Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries. Shares of the Funds are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets who may receive a payment from Accessor Funds for distribution and services and/or administrative services. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Fund Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct. Investors may purchase Shares of the Funds directly from the transfer agent for Accessor Funds for no sales charge or commission.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Shares of the Funds may not be purchased on days when the NYSE is closed for trading: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer Agent. Purchase orders are accepted on each business day that the New York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Fund(s), allocation of investment, class of shares, and signature of authorized signer. You must let the Transfer Agent know at the time you purchase A Class Shares that you qualify for a reduction in the initial sales charge. In accordance with the USA PATRIOT Act, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV plus any initial sales charge that applies after receipt of the order by the Transfer Agent. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m. Eastern Time, except the U.S. Government Money Fund. If the Transfer Agent receives a purchase order for shares of U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 5:00 p.m. Eastern Time on the same day, the investor will be entitled to receive that day’s dividend. To allow Forward Management to manage the U.S. Government Money Fund most effectively, investors are encouraged to

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PURCHASING FUND SHARES

execute trades before 3:00 p.m. Eastern Time. For all purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 noon. Eastern Time on the business day following the purchase request. The Funds may restrict or close an account when necessary or appropriate to comply with antimoney laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check. Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire. Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Shares of a Fund by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

By Automatic Investment Plan. Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in any of the Accessor Funds are made automatically on monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind. Under some circumstances, the Funds may accept securities as payment for Fund Shares. Such securities would be valued the same way the Funds’ securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

Portfolio Rebalancing. Your financial intermediary may provide one or more Model Investment Portfolios. Your financial intermediary may develop various investment models utilizing the Accessor Funds that will designate how, on a percent basis, the total value of your Accessor Funds holdings should be rebalanced, and at what frequency (quarterly, semi-annual or annual basis). Your portfolio will be rebalanced through the exchange of shares in one or more of your Accessor Funds for shares of the same class of one or more other Accessor Funds in your account. The Transfer Agent must receive requests to participate, make changes or cancel in good order from your financial intermediary at least five business days prior to the next rebalancing date. You may realize taxable gains from these exchanges. Accessor Funds may modify, suspend or terminate the program at any time on 60 days prior written notice.

IRA/SIMPLE IRA/ROTH IRA/COVERDELL EDUCATION SAVINGS ACCOUNT PLANS

Investors may purchase Fund shares through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from the Transfer Agent by calling (800) 759-3504.

SHARE PRICING

Investors purchase shares of a Fund at the offering price, which for the A Class Shares is the NAV plus any applicable sales charges, and C Class Shares is its NAV. The NAV for each class is calculated by adding the value of Fund assets attributable to that class, subtracting Fund liabilities attributable to the class, and dividing by the

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number of outstanding class shares. While the assets of each class are invested in a single portfolio of securities, the NAV for each class will differ because the classes have different ongoing distribution fees and other expenses. The NAV is calculated each day that the NYSE is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, except for the U.S. Government Money Fund, which calculates its NAV at 5:00 p.m. Eastern Time each day the NYSE is open. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Funds in good order. A Class Shares and C Class Shares may also be subject to a CDSC on redemptions (see A Class and C Class Shares General, above). The NAV may be published daily in the business section of many major newspapers. If you have access to the Internet, you also can check the NAV on the Accessor Funds’ website (www.accessor.com). For related information, see “Valuation of Securities” section.

ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

MARKET TIMING/EXCESSIVE TRADING

The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Funds that invest in assets in foreign securities (such as the Frontier Markets Fund, the International Equity Fund and the Allocation Funds, to the extent they invest in the Frontier Markets Fund and the International Equity Fund), may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, the Funds that invest in securities (such as the Frontier Markets Fund, the High Yield Bond Fund and the Allocation Funds to the extent that they invest in the Underlying Funds) that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by the Fund, such as restricted securities and certain smallcap securities) are susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The Funds have procedures authorizing the Funds to use the fair value of a security if market prices are unavailable or deemed unreliable (see “Valuation of Securities”). The Funds’ restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Funds or Forward Management will restrict or refuse purchases or exchanges by those investors who, in the Funds’ or Forward Management’s opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. You may be considered a market timer or excessive trader if you (i) redeem or exchange shares within 90 days of purchase; (ii) exchange shares out of any of the Funds within 90 days of an earlier exchange request out of the respective Fund; (iii) exchange shares out of any Fund more than four times within a calendar year; or (iv) otherwise seem to follow a market timing pattern that the Funds or Forward Management believes may adversely affect the Fund. For these purposes, Forward Management may consider an investor’s trading history in that fund or other funds, and accounts under common ownership or control with an account that is covered by (i), (ii) or (iii) above are also subject to these limits.

The Funds have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies, retirement plan administrators and others) concerning the application of the Funds’ market timing and excessive

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PURCHASING FUND SHARES

trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Funds. The Funds cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

The Funds apply these policies and procedures to all shareholders. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future. The Funds cannot ensure that they will be able to identify all cases of market timing activities and excessive trading, although they believe they have adequate procedures in place to attempt to do so.

FOR MORE INFORMATION

For additional information about purchasing shares of the Accessor Funds, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

EXCHANGING FUND SHARES

As a shareholder, you have the privilege of exchanging shares of any Accessor Fund for shares of any other Accessor Fund. Shares of one Fund may be exchanged for shares of another Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. Exchanges must be for amounts of at least $100 and an exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order.

A Class Shares of a Fund exchanged into A Class Shares of another Fund are not subject to a front-end load, except that exchanges of A Class Shares from the U.S. Government Money Fund initially purchased without a sales charge generally will be subject to the appropriate sales charge on exchanges into A Class Shares of another Fund. If you exchange A Class Shares of a Fund for A Class Shares of another Fund that is subject to a higher sales charge, you will be charged the difference between the two sales charges. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. Your CDSC will be calculated from the date of your original purchase.

Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending on when you originally purchased the shares you exchange. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of the original purchase of your shares and will not be affected by any exchange. For exchanges into a class of shares subject to a CDSC from different classes of a Fund, the holding period for determining your CDSC begins upon the exchange into the class subject to the CDSC. Upon exchanges from a class of shares subject to a CDSC into a different class of a Fund, you may be charged a CDSC, if applicable. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of one Fund per calendar year. Shareholders should read the prospectus of any other Fund into which they are considering exchanging.

An exchange of shares of a Fund for shares of another Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares. An exchange from one class of shares of a Fund into another class of the same Fund is not treated as a redemption and a sale for tax purposes.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the class of shares of the Fund you want to exchange into is offered in your state of residence.

Accessor Funds reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. Accessor Funds may terminate or change the terms of the exchange privilege at any time. In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees of Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

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EXCHANGING FUND SHARES

EXCHANGES THROUGH ACCESSOR FUNDS

Normally, your financial intermediary will send your exchange request to Accessor Funds’ Transfer Agent. Accessor Funds does not currently charge fees on exchanges made directly through it. Exchanges may be made any of the following ways:

By Mail. Share exchange instructions may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Fax. Instructions may be faxed to Accessor Funds at (303) 825-2575.

By Telephone. Shareholders who have previously authorized telephone exchanges (and Accessor Funds or the Transfer Agent has a record of such authorization) may call (800) 759-3504 to execute their exchange. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to the Transfer Agent. Shares held for you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Fund shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. The Transfer Agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

IRA account, you must include an Authorization for Distribution from IRA Form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

If the Transfer Agent receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV, less any applicable CDSC, calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request by wire transfer to a shareholder’s domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:

By Mail. Redemption requests may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Fax. Redemption requests may be faxed to the Transfer Agent at (303) 825-2575.

By Telephone. Shareholders with aggregate account balances of at least $1 million among the Accessor Funds may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests, including personal identification requests and recording instructions given by telephone.

Reinstatement Privilege.  You may, within 120 days after you sell shares, reinvest all or part of your redemption proceeds in A Class Shares of any Fund at net asset value in an identically registered account, provided the privilege has not been used more than once in the prior 12 months. The re-investment amount must meet the

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REDEEMING FUND SHARES

subsequent investment minimum as indicated in the section “Purchasing Shares”. If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of A Class Shares. If you paid a contingent deferred sales charge on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the Transfer Agent that you are exercising your reinstatement privilege in writing. Amounts redeemed within 90 days of investment in the Equity Funds, the Frontier Markets Fund or the High Yield Bond Fund may be subject to a 2% redemption fee in connection with the Funds’ Market Timing/Excessive Trading policy. See “Market Timing/Excessive Trading” above.

Redemption Proceeds. Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent will may charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan. Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances.  Accessor Funds may redeem any account with a balance of less than $100 in a Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. Forward Management at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

DIVIDENDS AND DISTRIBUTIONS

Dividends. Each Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fixed-Income Funds, Balanced Allocation Fund, Income Allocation Fund and Income & Growth Allocation Fund normally pay dividend distributions monthly. The Equity Funds (except for the International Equity Fund), Aggressive Growth Allocation Fund, Growth Allocation Fund and Growth & Income Allocation Fund normally pay dividend distributions quarterly in March, June, September and December. The Frontier Markets Fund and International Equity Fund normally pay dividend distributions annually in December.

Other Distributions. Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions, if any, annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions.  All dividends and other distributions on shares of a Fund will be automatically reinvested in additional shares of that Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

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VALUATION OF SECURITIES

The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on an exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of a Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. This primarily applies to the International Equity Fund. Although not expected, each other Fund (except the U.S. Government Money Fund or the Allocation Funds) may purchase securities on foreign markets and thus may be subject to these NAV changes.

Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments in the U.S. Government Money Fund are valued at amortized cost. Short-term debt securities of other Funds maturing in less than 60 days may be valued using amortized cost, which approximates market value.

Over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets are based on the NASDAQ Official Price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices. All other over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the Fund’s net asset value calculation.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Equity Fund, and the Growth & Income Allocation, Growth Allocation and Aggressive Growth Allocation Funds, to the extent they invest in the International Equity Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using the fair value procedures adopted by the Funds’ Board of Trustees.

On days when a change has occurred in the closing level of the Standard and Poor’s 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities in certain circumstances. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds and evaluate the accuracy of the prices provided.

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TAXATION

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

The Frontier Markets Fund and the International Equity Fund each receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce each Fund’s total return. If the amount of taxes withheld by foreign governments is material, each Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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FINANCIAL HIGHLIGHTS

INCOME ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

INCOME & GROWTH ALLOCATION

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

BALANCED ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

GROWTH & INCOME ALLOCATION

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

FRONTIER MARKETS FUND

Because the Frontier Markets Fund commenced investment operations on December 31, 2008, financial highlight information for the Frontier Markets Fund is not available.

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FINANCIAL HIGHLIGHTS

GROWTH FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

HIGH YIELD BOND FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

INVESTMENT GRADE FIXED-INCOME FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

MORTGAGE SECURITIES FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

SMALL TO MID CAP FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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FINANCIAL HIGHLIGHTS

VALUE FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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APPENDIX – DESCRIPTION OF FUND INDICES

The following information has been supplied by the respective preparer of the index or has been obtained from other publicly available information.

MORGAN STANLEY CAPITAL INTERNATIONAL (“MSCI”) FRONTIER MARKETS INDEX*

The MSCI Frontier Markets Index is a market-capitalization-weighted index composed of companies representative of the market structure of 19 Frontier Market countries in Africa, Central & Eastern Europe, the Middle East and Asia. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. Dollars and local currencies.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market’s size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in Frontier Market countries.

As of December 31, 2008, the MSCI Frontier Markets Index consisted of the following countries:

Bahrain, Bulgaria, Croatia, Estonia, Kazakhstan, Kenya, Kuwait, Lebanon, Mauritius, Nigeria, Oman, Qatar, Romania, Slovenia, Sri Lanka, Tunisia, Ukraine, United Arab, Emirates, Vietnam

Unlike other broad-based indices, the number of stocks included in the MSCI Frontier Markets Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI Frontier Markets Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI Frontier Markets Index was equal to 1000.0 on November 30, 2007. As of December 31, 2008, the value of the MSCI Frontier Markets Index was [          ].

*“Morgan Stanley Capital International” and “MSCI” are service marks of Morgan Stanley Capital International Inc. The Frontier Markets Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International.

STANDARD & POOR’S 500 INDEX*

The purpose of the S&P 500 Index is to portray the pattern of common stock price movement. Construction of the index proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the index does not comprise the 500 largest companies. The S&P membership currently consists of 424 NYSE and 76 NASDAQ traded companies.

Component stocks are chosen solely with the aim of achieving a distribution by broad industry groupings for market size, liquidity and with the aim of achieving a distribution by broad industry groupings that are representative of the U.S. economy. Each stock added to the index must represent a viable enterprise and must be representative of the industry group to which it is assigned. Its market price movements must in general be responsive to changes in industry affairs.

The formula adopted by Standard & Poor’s is generally defined as a “baseweighted aggregative” expressed in relatives with the average value for the base period (1941-1943) equal to 10. Each component stock is weighted so that it will influence the index in proportion to its respective market importance. The most suitable weighting factor for this purpose is the number of shares outstanding, multiplied by its market price. This gives the current market value for that particular issue, and this market value determines the relative importance of the security.

Market values for individual stocks are added together to obtain their particular group market value. These group values are expressed as a relative, or index number, to the base period (1941-1943) market value. As the base period market value is relatively constant, the index number reflects only fluctuations in current market values.

Starting in September 2005, Standard & Poors uses a float adjusted market capitalization to weight the stocks in the S&P 500 Index. This approach endeavors to exclude strategic shareholders that are closely held by other publicly traded companies, control groups, or government agencies. The resulting stock weightings are believed to reflect the value available in the public markets.

*“Standard & Poor’s,” “S&P” and “S&P 500” are trademarks of Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. The Growth Fund and Value Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s.

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APPENDIX – DESCRIPTION OF FUND INDICES

S&P 500/CITIGROUP GROWTH INDEX/S&P 500/CITIGROUP VALUE INDEX

Standard and Poor’s, has renamed its style indices, the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index (the “Growth Index”) and S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index (the “Value Index”) as of December 16, 2005 and changed the calculation methodology used to separate the S&P 500 into two comparably sized style indices.

The Growth and Value Indices are constructed in a four-step process.

1. Every S&P 500 Index stock is scored on seven risk factors three measuring growth and four measuring value.

2. After standardizing the factor scores, each company is assigned a growth score and a value score by averaging its individual growth and value scores, respectively.

3. All 500 companies are then ranked twice, once by growth and once by value.

4. The ratio of a company’s growth rank divided by its value rank determines its style index membership. Stocks in the top 33% of this list as measured by weight in the S&P 500 Index have all of their market cap assigned to the S&P 500/Citigroup Growth Index. Stocks in the bottom 33% of this list as measured by weight in the S&P 500 Index have all of their market cap assigned to the S&P 500/Citigroup Value Index. Stocks in the middle 34% of this list have their market cap distributed between the growth and value style indices according to their similarity to the average stock in each of the “pure” style groups.

This methodology results in some stocks being members of both Growth and Value Indices. Because the market cap of these stocks is split between the two indices, however, the summed total capitalization of the Growth and Value Indices equals the total capitalization of the parent index, the S&P 500 Index.

As of December 31, 2008, there were [ ] companies in the Growth Index and [ ] companies in the Value Index.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX*

The US High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Index provided the issuer is domiciled in a country having an investment grade foreign currency long-term debt rating (based on a composite of Moody’s and S&P). 144a issues are not included in the Index until they are exchanged for registered securities. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of USD 100 million. Bonds must be rated below investment grade based on a composite of Moody’s and S&P. The index is rebalanced on the last calendar day of the month. Issues that meet the qualifying criteria are included in the index for the following month. Issues that no longer meet the criteria during the course of the month remain in the index until the next month-end balancing at which point they are dropped from the index. Additional sub-indices are available that segment the Index between cash pay and deferred interest bonds, as well as by rating and sector. The inception date of the index is August 31, 1986.

*The High Yield Bond Fund is not sponsored, endorsed, sold or promoted by Merrill Lynch.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

The Barclays Capital U.S. Aggregate Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of the SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. U.S. Agency Hybrid Adjustable Rate Mortgage (ARM) securities were added to the Barclays Capital U.S. Aggregate Index on April 1, 2007, but are not eligible for the Global Aggregate Index. The Barclays Capital U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. Prior to November 1, 2008 the index was published by Lehman Brothers.

BARCLAYS CAPITAL* GOVERNMENT/CREDIT INDEX GOVERNMENT/CREDIT 1-5 YEAR INDEX MORTGAGE-BACKED SECURITIES INDEX

The Barclays Capital Government/Credit Indices include fixed-rate debt issues rated investment grade (Baa3) or higher by Moody’s Investor Service (“Moody’s”). For issues not rated by Moody’s, the equivalent Standard & Poor’s (“S&P”) rating is used, and for those not rated by S&P, the equivalent Fitch Investors Service, Inc. rating is

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APPENDIX – DESCRIPTION OF FUND INDICES

used. These indices also include fixed-rate debt securities issued by the U.S. Government, its agencies or instrumentalities, which are generally not rated but have an implied rating greater than AAA. All issues must have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. Price, coupon and total return are reported for all sectors on a month-end to month-end basis. All returns are market value weighted inclusive of accrued interest.

The Barclays Capital Government/Credit Index is made up of the Government and Credit Bond Indices.

The Government Bond Index is made up of the Treasury Bond Index (public obligations of the United States Treasury that have remaining maturities of more than one year, excluding flower bonds and foreign targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasifederal corporations, and corporate debt or foreign debt guaranteed by the U.S. Government).

The Credit Bond Index includes publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are Yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies, or international agencies.

The Government/Credit 1-5 Year Index is composed of Agency and Treasury securities and corporate securities of the type referred to in the preceding paragraph, all with maturities of one to five years.

The Mortgage-Backed Securities Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

*The Investment Grade Fixed-Income Fund and the Mortgage Securities Fund are not sponsored, endorsed, sold or promoted by Barclays Capital.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE + EM INDEX*

The MSCI EAFE + EM Index is a market capitalization-weighted index composed of companies representative of the market structure of 46 Developed and Emerging Market countries. The index is calculated without dividends or with gross dividends reinvested, in both U.S. dollars and local currencies.

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of companies representative of the market structure of 25 Emerging Market countries in Europe, Latin America and the Pacific Basin. The MSCI EM Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market’s size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.

As of December 31, 2008, the MSCI + EM Index consisted of the following countries:

Developed Market Countries: 21 Developed Countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom

Emerging Markets: 25 Emerging Market Countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey.

Unlike other broadbased indices, the number of stocks included in MSCI EAFE + EM Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI EAFE + EM Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI EAFE + EM Index was equal to 100.0 on January 1, 1988. As of December 31, 2008, the value of the MSCI EAFE + EM Index was [     ].

*“Morgan Stanley Capital International,” “MSCI” and “EAFE” are service marks of Morgan Stanley Capital International Inc. The International Equity Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International. This Index was formerly known as the MSCI EAFE + EMF Index.

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APPENDIX – DESCRIPTION OF FUND INDICES

DOW JONES WILSHIRE 4500 COMPLETION INDEX*

The Dow Jones Wilshire 4500 Completion Index (an unmanaged index) is constructed from the Dow Jones Wilshire 5000 Composite Index (“Dow Jones Wilshire 5000”), and contains all stocks in the Dow Jones Wilshire 5000 except components of the S&P 500. The Dow Jones Wilshire 4500 Completion Index was created to allow investors who are using the S&P 500 already to track the remainder of the U.S. market. Two versions of the index are calculated: one weighted by full market capitalization and the other weighted by float-adjusted market capitalization. The full market-cap version is intended as a “wealth” measure, representing the total dollar value of funds entering or leaving the U.S. equity markets. The float-adjusted version is meant to be a more realistic benchmark, because it reflects the shares of securities that are actually available to investors. The Small to Mid Cap Fund uses the float-adjusted Dow Jones Wilshire 4500 Completion Index as its benchmark index.

The Dow Jones Wilshire 5000 measures the performance of all U.S. headquartered equity securities with readily available price data. To be included in the index, a security must be the primary equity issue of a U.S. company. New issues must be traded on the New York Stock Exchange, American Stock Exchange or NASDAQ Stock Market; newly issued bulletin board stocks are not added to the index.

Originally called the Wilshire 5000 Total Market Index, the Dow Jones Wilshire 5000 was created in 1974 by the founder of Wilshire Associates to aid in performance measurement and was named for the nearly 5,000 stocks it contained at the time. The Wilshire 5000 Index was maintained by Wilshire Associates until April of 2004, when Wilshire and Dow Jones Indexes began co-branding it and other Wilshire indexes. As part of the agreement, Dow Jones Indexes assumed responsibility for calculating and maintaining the Dow Jones Wilshire 5000 Composite Index and the other indexes under the Dow Jones Wilshire umbrella.

*“Dow Jones”and “Wilshire” are registered trademarks of Dow Jones Wilshire Associates. The Small to Mid Cap Fund is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire Associates.

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SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

PORTFOLIO HOLDINGS. The Funds will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

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ACCESSOR FUNDS
ACCESSOR U.S. GOVERNMENT MONEY FUND - INSTITUTIONAL CLASS SHARES

PROSPECTUS

ACCESSOR	[MAY 1, 2009]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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U.S. GOVERNMENT MONEY FUND DETAILS

Investment Objective The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Principal Investment Strategies The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. This investment policy and the name of the Fund may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversifications of its investments. The Fund seeks to maintain an average dollar weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the U.S. Government Money Fund may be 100% invested in securities of the U.S. Government, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

Forward Management, LLC (“Forward Management”) directly invests the assets of the Fund. Forward Management uses quantitative analysis to maximize the Fund’s yield. The U.S. Government Money Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

The U.S. Government Money Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and the National Credit Union Administration Rules and Regulations.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of risks associated with an investment in the Fund.

Bond Market Volatility Risk

Credit Risk

Government Sponsored Enterprises (“GSE”) Risk

Income Risk

Inflation Risk

Management Risk

Repurchase Agreements Risk

Stable Net Asset Value Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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U.S. GOVERNMENT MONEY FUND DETAILS

Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares, which was launched on January 4, 2007. The table compares the Fund’s Institutional Class share’s average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS – INSTITUTIONAL CLASS

(BAR CHART) 2008 [ ]%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS – INSTITUTIONAL CLASS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	SINCE 1INCEPTION
Returns before taxes	1/4/07	[ ]%	[ ]%
Citigroup 3 Month T-Bill Index[1]	1/4/07	[ ]%	[ ]%

The Fund’s 7-day effective yield on 3/31/09 was [ ]%.
For the Fund’s current yield, call toll free (800) 759-3504 or visit www.accessor.com.

[1]

The CitiGroup 3 Month T-bill Index (formerly the Salomon Brothers U.S. 3 Month T-bill Index) is designed to measure the return of the 3 month Treasury bills. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you invest in Institutional Class Shares of the Fund. The information in this section is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

U.S. GOVERNMENT MONEY FUND

Shareholder Fees (fees paid directly from your investment)[1,2]
Maximum Sales Charge Imposed On Purchases	none
Maximum Sales Charge Imposed On Reinvested Dividends	none
Maximum Deferred Sales Charge	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.08%
Distribution and Service (12b-1) Fees	None
Other Expenses	[ ]%
Total Annual Fund Operating Expenses	[ ]%

[1]	Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the table.

[2]	Accessor Funds may charge a $30 fee for shareholders electing to receive redemption proceeds by wire.

EXPENSE EXAMPLE

Example shows what an investor in the Fund could pay over time. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS

U.S. Government Money Fund	[ ]	[ ]	[ ]	[ ]

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SECURITIES AND RISKS

This section describes some of the security types for and risks of investing in the Fund. Each security type and risk is a primary security type or risk for the Fund name shown in parentheses. Many factors affect the Fund’s performance. The Fund’s yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. The Fund’s reaction to these developments will be affected by the financial condition, and economic sector of an issuer, and the Fund’s level of investment in the securities of that issuer.

Change of Objectives and Policies. The Fund’s investment objective stated in the Fund Details section is fundamental and may not be changed without shareholder approval. For the purpose of the Fund’s policy of investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises or in repurchase agreements secured by such instruments, “assets” means net assets plus any borrowings made for investment purposes. This policy may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed changes.

Disclosure of Portfolio Holdings. A description of the Fund’s specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) which is available upon request by calling: (800) 759-3504 or on the Fund’s website by visiting www.accessor.com.

PRINCIPAL SECURITY TYPES

Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Government Sponsored Enterprises, known as GSEs, are privately owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government. It is important to note that although GSEs are commonly referred to as “Agencies”, there is a difference between a Government Sponsored Enterprise and a Government Agency. One example of a Government Agency is the Government National Mortgage Association (GNMA), known as Ginnie Mae, which has the explicit backing of the U.S. Government.

Repurchase Agreements are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

PRINCIPAL RISKS

Government Sponsored Enterprises (“GSE”) Risk. Certain GSE’s (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSE’s are subject to credit risk.

Inflation Risk. Over time, the real value of your investment in a Fund may be eroded by inflation.

Stable Net Asset Value Risk. Although the U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market conditions. In general, the price of a debt or money market security falls when interest rates rise.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal.

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SECURITIES AND RISKS

Income Risk. Falling interest rates will cause the Fund’s income to decline. Income risk is generally high for money marked funds, so investors should expect the Fund’s monthly income to fluctuate.

Management Risk. The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Repurchase Agreements Risk. Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells the Fund a security at one price and agrees to repurchase that security at a higher price. If the seller becomes subject to a bankruptcy or other insolvency proceeding or fails to repurchase the security from the Fund, the Fund may incur losses including as a result of a possible decline in the value of the underlying security and lack of access to the income on the underlying security during the period while the Fund seeks to enforce its rights thereto.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Fund’s investment advisory contracts is contained in the Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2008.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104

The Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”). Forward Management, LLC (“Forward Management” or the “Investment Advisor” or the “Manager”) has served as the investment advisor to the Fund since September 1, 2008. Forward Management has the authority to manage the Fund in accordance with the investment objective, policies and restrictions of the Fund and subject to the general supervision of the Trust’s Board of Trustees. Forward Management directly manages the assets of the Fund and also provides the Fund with ongoing management supervision and policy direction.

Forward Management was founded in 1997 and is a registered investment advisor under the Investment Advisers Act of 1940 (“Advisers Act”). The ReFlow Forward Family Holding Company, LLC (“ReFlow Forward Family Holding Company”) holds approximately 90% of Forward Management’s ownership interest, with the balance held by employees.

An Investment Committee is primarily responsible for the management of the Fund. The members of the Investment Committee are Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Mr. Rowader has co-primary responsibility for the investment decisions and day-to-day management for the Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the Fund since February 2007.

Mr. O’Donnell has been with Forward Management since July 2006 as Chief Administrative Officer and as President of Forward Asset Management since May 2008. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Fund since September 2008 since its inception.

Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Fund since February 2008.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the investment decisions and day-to-day management of the Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Fund since January 2007.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

The Fund currently does not employ a sub-advisor but, may do so in the future. Forward Management and the Accessor Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

The Fund pays Forward Management an annual management fee for its services as investment advisor to the Fund. The fee is computed daily and paid monthly at the annual rate. Forward Management (and the Fund’s predecessor investment advisor prior to September 1, 2008) received 0.08% of the Fund’s average daily net assets for providing its investment advisory services during the fiscal year 2008.

The Fund has also hired Forward Management to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Fund. The Fund pays Forward Management an annual fee based on a percentage of the average daily net assets of the Fund. In addition, Forward Management is reimbursed for certain out of pocket expenses. For providing these services, Forward Management (and the Fund’s predecessor investment advisor prior to September 1, 2008) received 0.05% of the Fund’s average daily net assets during the fiscal year 2008.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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PURCHASING FUND SHARES

TRANSFER AGENT

The Transfer Agent for the Fund is Forward Management (the Transfer Agent”). Mail can be directed to the Transfer Agent at:

Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries. Institutional Class Shares of the Fund are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets who may receive a payment from Accessor Funds for distribution and services and/or administrative services. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of Institutional Class Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct. Investors may purchase Institutional Class Shares of the Fund directly from the Transfer Agent for no sales charge or commission.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Institutional Class Shares of the Fund may not be purchased on days when the NYSE is closed for trading: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer Agent. Purchase orders are accepted on each business day that the New York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, class of shares, and signature of authorized signer. In accordance with the USA PATRIOT ACT, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV plus any initial sales charge that applies after receipt of the order by the Transfer Agent. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund.

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PURCHASING FUND SHARES

If the Transfer Agent receives a purchase order for shares of the Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 5:00 p.m. Eastern Time on the same day, the investor will be entitled to receive that day’s dividend. To allow Forward Management to manage the Fund most effectively, investors are encouraged to execute trades before 3:00 p.m. Eastern Time. For all purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 noon. Eastern Time on the business day following the purchase request. The Fund may restrict or close an account when necessary or appropriate to comply with anti-money laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check. Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire. Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Institutional Shares of the Fund by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

By Automatic Investment Plan. Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in the Fund are made automatically on monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind. Under some circumstances, the Fund may accept securities as payment for Fund Shares. Such securities would be valued the same way the Fund’s securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

INVESTMENT MINIMUMS – INSTITUTIONAL CLASS SHARES
INITIAL INVESTMENT	$1,000,000 per account
SUBSEQUENT INVESTMENTS	no minimum

The initial investment must be accompanied by an appropriate account application. Accessor Funds reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. Accessor Funds may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of the Fund.

See the SAI for more information.

SHARE PRICING

Investors purchase Institutional Class Shares of the the offering price, which for the Institutional Class is its net asset

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PURCHASING FUND SHARES

value (“NAV”). The NAV is calculated by adding the value of Fund assets attributable to Institutional Class Shares, subtracting Fund liabilities attributable to Institutional Class Shares, and dividing by the number of outstanding Institutional Class Shares. The NAV is calculated each day that the New York Stock Exchange (“NYSE”) is open for business. The Fund generally calculates its NAV at 5:00 p.m. Eastern Time each day that the NYSE is open. If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Fund in good order. For related information, see “Valuation of Securities” section.

ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

FOR MORE INFORMATION

For additional information about purchasing shares of the Fund, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

EXCHANGING FUND SHARES

As a shareholder, you have the privilege of exchanging shares of the Fund for shares of any other Accessor Funds. Institutional Class Shares of the Fund may be exchanged for shares of another Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. Exchanges must be for amounts of at least $100 and an exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. For exchanges into the C Class Shares from a different class of a Fund, the holding period for determining your contingent deferred sales charge (“CDSC”), if applicable, begins upon the exchange into the C Class Shares. Exchanges into the A Class Shares from a different class of a Fund will be subject to a front-end load, if applicable. Please read the A Class and C Class Prospectus carefully for a description of the sales loads and CDSC. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of one Fund per calendar year. Shareholders should read the prospectus of any other class of a Fund into which they are considering exchanging. An exchange of shares of a Fund for shares of another fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a tax basis for your new shares. Exchanges from shares of one class of a Fund into another class of the same Fund are not treated as a redemption and a sale for tax purposes. Not all Funds or all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the class of shares of the Fund you want to exchange is offered in your state of residence.

EXCHANGES THROUGH ACCESSOR FUNDS

Normally, your financial intermediary will send your exchange request to the Transfer Agent. The Transfer Agent does not currently charge fees on exchanges made directly through it. Exchanges may be made any of the following ways:

By Mail. Share exchange instructions may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Fax. Instructions may be faxed to Accessor Funds at (303) 825-2575.

By Telephone. Shareholders who have previously authorized telephone exchanges (and Accessor Funds or the Transfer Agent has a record of such authorization) may call (800) 759-3504 to execute their exchange. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

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REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to the Transfer Agent. Shares held for you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Institutional Class Shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. The Transfer Agent may require that

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA Form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

If the Transfer Agent receives a redemption request in good order from a shareholder of the Fund by 3:00 p.m. Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request by wire transfer to a shareholder’s domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:

By Mail. Redemption requests may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Fax. Redemption requests may be faxed to the Transfer Agent at (303) 825-2575.

By Telephone. Shareholders with aggregate account balances of at least $1 million among the Accessor Funds may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests, including personal identification requests and recording instructions given by telephone.

Redemption Proceeds. Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent may charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Fund. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of the Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of the Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan. Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances.  Accessor Funds may redeem any account with a balance of less than $100 in the Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. The Fund at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

DIVIDENDS AND DISTRIBUTIONS

Dividends. The Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fund normally declares dividends daily and pays dividend distributions monthly.

Other Distributions. The Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. The Fund normally pays capital gain distributions, if any, annually in December, although the Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions.  All dividends and other distributions on shares of the Fund will be automatically reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

VALUATION OF SECURITIES

The Fund generally values its securities using amortized cost, and securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. If a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

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TAXATION

The Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of the Fund may qualify as “qualified dividend income,” provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of the Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of the Fund’s shares or an exchange of the Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Fund during the preceding year. If you are neither a citizen nor a resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. The Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Fund. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of the Fund.

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SERVICE & DISTRIBUTION ARRANGEMENTS

Other Compensation to Dealers. The Distributor may pay or sponsor informational meetings for dealers as described in the SAI. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Fund shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds or cooperate with the Distributor’s in providing marketing or service support to the Funds. For more information, please see the SAI.

Forward Management or its affiliates may make payments, out of their own assets to certain intermediaries or their affiliates (including the Distributor) based on sales or assets attributable to the intermediary, or such other criteria agreed to by Forward Management. The intermediaries to which payments may be made are determined by Forward Management. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the SAI for more information.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

PORTFOLIO HOLDINGS.  The Funds will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”).  The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

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ACCESSOR FUNDS
ACCESSOR U.S. GOVERNMENT MONEY FUND - ADVISOR CLASS SHARES

PROSPECTUS

ACCESSOR	[MAY 1, 2009]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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U.S. GOVERNMENT MONEY FUND DETAILS

Investment Objective The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Principal Investment Strategies The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. This investment policy and the name of the Fund may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversifications of its investments. The Fund seeks to maintain an average dollar weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the U.S. Government Money Fund may be 100% invested in securities of the U.S. Government, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

Forward Management, LLC (“Forward Management”) directly invests the assets of the Fund. Forward Management uses quantitative analysis to maximize the Fund’s yield. The U.S. Government Money Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

The U.S. Government Money Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and the National Credit Union Administration Rules and Regulations.

Principal Investment Risks The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of the risks associates with an investment in the Fund.

Bond Market Volatility Risk

Credit Risk

Government Sponsored Enterprises (“GSE”) Risk

Income Risk

Inflation Risk

Management Risk

Repurchase Agreements Risk

Stable Net Asset Value Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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U.S. GOVERNMENT MONEY FUND DETAILS

Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Advisor Class shares. The table compares the Fund’s Advisor Class share’s average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS – ADVISOR CLASS

(BAR CHART) 1999 4.72% 2000 5.99% 2001 3.81% 2002 1.45% 2003 0.72% 2004 0.93% 2005 2.75% 2006 4.49% 2007 4.67% 2008 [ ]%	ADVISOR CLASS SHARES
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS – ADVISOR CLASS

FOR THE PERIODS ENDED 12/31/08	1 YEAR	5 YEARS	10 YEARS

Returns before taxes	[ ]%	[ ]%	[ ]%
Citigroup 3 Month T-Bill Index[1]	[ ]%	[ ]%	[ ]%

The Fund’s 7-day effective yield on 3/31/09 was [ ]%.

For the Fund’s current yield, call toll free (800) 759-3504 or visit www.accessor.com.

[1]The CitiGroup 3 Month T-bill Index (formerly the Salomon Brothers U.S. 3 Month T-bill Index) is designed to measure the return of the 3 month Treasury bills. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you invest in Advisor Class Shares of the Fund. The information in this section is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds.

U.S. GOVERNMENT MONEY FUND

Shareholder Fees (fees paid directly from your investment)[1,2]
Maximum Sales Charge Imposed On Purchases	none
Maximum Sales Charge Imposed On Reinvested Dividends	none
Maximum Deferred Sales Charge	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.08%
Distribution (12b-1) Fees	none
Shareholder Services Fees[3]	[ ]	%
Other Expenses[4]	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%
Fee Waivers[5]	[ ]	%
Net Expenses	[ ]	%

[1]Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the table.

[2]Accessor Funds may charge a $30 fee for shareholders electing to receive redemption proceeds by wire.

[3]The Fund has adopted an Administrative Services Plan pursuant to which up to [    ]% of the Fund’s average daily net assets attributable to the Advisor Class Shares may be used to pay Shareholder Servicing Fees.

[4]Pursuant to an Administrative Plan, the U.S. Government Money Fund may pay Forward Management up to 0.25% of the average daily net assets to provide certain administrative services on behalf of the Fund.

[5]Forward Management has contractually agreed to waive a portion of its investment advisory fees and reimburse other expenses until [    [, 20[    ], in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends and extraordinary expenses for Advisor Class shares to an annual rate of [    ]% (expressed as a percentage of average daily net assets).

EXPENSE EXAMPLE

Example shows what an investor in the Fund could pay over time. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Advisor Class shares of the Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS

U.S. Government Money Fund	[ ]	[ ]	[ ]	[ ]

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SECURITIES AND RISKS

This section describes some of the security types for and risks of investing in the Fund. Each security type and risk is a primary security type or risk for the Fund. Many factors affect the Fund’s performance. The Fund’s yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. The Fund’s reaction to these developments will be affected by the financial condition, and economic sector of an issuer, and the Fund’s level of investment in the securities of that issuer.

Change of Objectives and Policies. The Fund’s investment objective stated in the Fund Details section is fundamental and may not be changed without shareholder approval. For the purpose of the Fund’s policy of investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises or in repurchase agreements secured by such instruments, “assets” means net assets plus any borrowings made for investment purposes. This policy may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed changes.

Disclosure of Portfolio Holdings. A description of the Fund’s specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) which is available upon request by calling: (800) 759-3504 or on the Fund’s website by visiting www.accessor.com.

PRINCIPAL SECURITY TYPES

Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Government Sponsored Enterprises, known as GSEs, are privately owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government. It is important to note that although GSEs are commonly referred to as “Agencies”, there is a difference between a Government Sponsored Enterprise and a Government Agency. One example of a Government Agency is the Government National Mortgage Association (GNMA), known as Ginnie Mae, which has the explicit backing of the U.S. Government.

Repurchase Agreements are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

PRINCIPAL RISKS

Government Sponsored Enterprises (“GSE”) Risk. Certain GSE’s (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSE’s are subject to credit risk.

Inflation Risk. Over time, the real value of your investment in a Fund may be eroded by inflation.

Stable Net Asset Value. Although the U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

Bond Market Volatility. Individual securities are expected to fluctuate in response to issuer, general economic and market conditions. In general, the price of a debt or money market security falls when interest rates rise.

Credit Risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal.

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SECURITIES AND RISKS

Income Risk. Falling interest rates will cause the Fund’s income to decline. Income risk is generally high for money marked funds, so investors should expect the Fund’s monthly income to fluctuate.

Management Risk. The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Repurchase Agreements Risks. Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells the Fund a security at one price and agrees to repurchase that security at a higher price. If the seller becomes subject to a bankruptcy or other insolvency proceeding or fails to repurchase the security from the Fund, the Fund may incur losses including as a result of a possible decline in the value of the underlying security and lack of access to the income on the underlying security during the period while the Fund seeks to enforce its rights thereto.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Fund’s investment advisory contract is contained in the Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2008.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104

The Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”). Forward Management, LLC (“Forward Management” or the “Investment Advisor” or the “Manager”) has served as the investment advisor to the Fund since September 1, 2008. Forward Management has the authority to manage the Fund in accordance with the investment objective, policies and restrictions of the Fund and subject to the general supervision of the Trust’s Board of Trustees. Forward Management directly manages the assets of the Fund and also provides the Fund with ongoing management supervision and policy direction.

Forward Management was founded in 1997 and is a registered investment advisor under the Investment Advisers Act of 1940 (“Advisers Act”). The ReFlow Forward Family Holding Company, LLC (“ReFlow Forward Family Holding Company”) holds approximately 90% of Forward Management’s ownership interest, with the balance held by employees.

An Investment Committee is primarily responsible for the management of the Fund. The members of the Investment Committee are Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Mr. Rowader has co-primary responsibility for the investment decisions and day-to-day management for the Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the Fund since February 2007.

Mr. O’Donnell has been with Forward Management since July 2006 as Chief Administrative Officer and as President of Forward Asset Management since May 2008. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Fund since September 2008 since its inception.

Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Fund since February 2008.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the investment decisions and day-to-day management of the Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Fund since January 2007.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

The Fund currently does not employ a sub-advisor, but may do so in the future. Forward Management and the Accessor Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Fund without shareholder approval. Pursuant to such exemptive relief, shareholders of the Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

The Fund pays Forward Management an annual management fee for its services as investment advisor to the Fund. The fee is computed daily and paid monthly at the annual rate. Forward Management (and the Fund’s predecessor investment advisor prior to September 1, 2008) received 0.08% of the Fund’s average daily net assets for providing investment advisory services during the fiscal year 2008.

The Fund has also hired Forward Management to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Fund. The Fund pays Forward Management an annual fee based on a percentage of the average daily net assets of the Fund. In addition, Forward Management is reimbursed for certain out of pocket expenses. For providing these services, Forward Management (and the Fund’s predecessor investment advisor prior to September 1, 2008) received 0.05% of the Fund’s average daily net assets during the fiscal year 2008.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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PURCHASING FUND SHARES

TRANSFER AGENT

The Transfer Agent for the Fund is Forward Management (the “Transfer Agent”). Mail can be directed to the Transfer Agent at:

Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries. Advisor Class Shares of the Fund are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets who may receive a payment from Accessor Funds for distribution and services and/or administrative services. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of Advisor Class Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct. Investors may purchase Advisor Class Shares of the Fund directly from the Transfer Agent for no sales charge or commission.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Fundsthe Trust. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Advisor Class Shares of the Fund may not be purchased on days when the NYSE is closed for trading: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes of all Accessor Fund may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer Agent. Purchase orders are accepted on each business day that the New York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, class of shares, and signature of authorized signer. In accordance with the USA PATRIOT ACT, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV after receipt of the order by the Transfer Agent. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund.

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PURCHASING FUND SHARES

If the Transfer Agent receives a purchase order for shares of the Fund on any business day marked “Same Day Settlement” and the invested monies are received via federal funds wire before 5:00 p.m. Eastern Time on the same day, the investor will be entitled to receive that day’s dividend. To allow Forward Management to manage the Fund most effectively, investors are encouraged to execute trades before 3:00 p.m. Eastern Time. For all purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 noon. Eastern Time on the business day following the purchase request. The Fund may restrict or close an account when necessary or appropriate to comply with anti-money laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check. Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

               Accessor Funds
               P.O. Box 1345
               Denver, CO 80201

Neither initial nor subsequent investments should be made by third-party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire. Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Advisor Shares of the Fund by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

By Automatic Investment Plan. Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in the Fund are made automatically on a monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind. Under some circumstances, the Fund may accept securities as payment for Fund Shares. Such securities would be valued the same way the Fund’s securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

Portfolio Rebalancing. Your financial intermediary may provide one or more Model Investment Portfolios. Your financial intermediary may develop various investment models utilizing the Accessor Funds that will designate how, on a percent basis, the total value of your Accessor Funds holdings should be rebalanced, and at what frequency (quarterly, semi-annual or annual basis). Your portfolio will be rebalanced through the exchange of shares in one or more of your Accessor Funds for shares of the same class of one or more other Accessor Funds in your account. The Transfer Agent must receive requests to participate, make changes or cancel in good order from your financial intermediary at least five business days prior to the next rebalancing date. You may realize taxable gains from these exchanges. Accessor Funds may modify, suspend or terminate the program at any time on 60 days prior written notice.

IRA/SIMPLE IRA/ROTH IRA/COVERDELL EDUCATION SAVINGS ACCOUNT PLANS

Investors may purchase Fund shares through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from the Transfer Agent by calling (800) 759-3504.

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PURCHASING FUND SHARES

SHARE PRICING

Investors purchase Advisor Class Shares of the Fund at its offering price which is its net asset value (“NAV”). The NAV is calculated by adding the value of Fund assets attributable to Advisor Class Shares, subtracting Fund liabilities attributable to Advisor Class Shares, and dividing by the number of outstanding Advisor Class Shares. The NAV is calculated each day that the NYSE is open for business. The Fund generally calculates its NAV at 5:00 p.m. Eastern Time. If the markets close early, the Fund may value its shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Fund in good order. For related information, see “Valuation of Securities” section.

ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the Internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

FOR MORE INFORMATION

For additional information about purchasing shares of the Fund, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

EXCHANGING FUND SHARES

As a shareholder, you have the privilege of exchanging shares of the Fund for shares of any other Accessor Funds. Advisor Class Shares of the Fund may be exchanged for shares of another Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. For exchanges into the C Class Shares from a different class of a Fund, the holding period for determining your contingent deferred sales charge (“CDSC”), if applicable, begins upon the exchange into the C Class Shares. Exchanges into the A Class Shares from a different class of a Fund will be subject to a front-end load, if applicable. Please read the A Class and C Class Prospectus carefully for a description of the sales loads and CDSC. The Fund may temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of one Fund per calendar year. Shareholders should read the prospectus of any other class of a Fund into which they are considering exchanging. An exchange of shares of a Fund for shares of another fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a tax basis for your new shares. Exchanges from shares of one class of a Fund into another class of the same Fund are not treated as a redemption and a sale for tax purposes. Not all Funds or all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the class of shares of the Fund you want to exchange is offered in your state of residence.

EXCHANGES THROUGH ACCESSOR FUNDS

Normally, your financial intermediary will send your exchange request to the Transfer Agent. The Transfer Agent does not currently charge fees on exchanges made directly through it. Exchanges may be made any of the following ways:

By Mail. Share exchange instructions may be mailed to: Accessor Funds P.O. Box 1345 Denver, CO 80201

By Fax. Instructions may be faxed to Accessor Funds at (303) 825-2575.

By Telephone. Shareholders who have previously authorized telephone exchanges (and Accessor Funds or the Transfer Agent has a record of such authorization) may call (800) 759-3504 to execute their exchange. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

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REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to the Transfer Agent. Shares held for you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Advisor Class Shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment,

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

and signature of authorized signer. The Transfer Agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA Form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

If the Transfer Agent receives a redemption request in good order from a shareholder of the Fund by 3:00 p.m. Eastern Time, marked ”Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request by wire transfer to a shareholder’s domestic commercial bank account. Shares may be redeemed from Accessor Funds any of the following ways:

By Mail. Redemption requests may be mailed to: Accessor Funds P.O. Box 1345 Denver, CO 80201

By Fax. Redemption requests may be faxed to the Transfer Agent at (303) 825-2575.

By Telephone. Shareholders with aggregate account balances of at least $1 million among the Accessor Funds may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests, including personal identification requests and recording instructions given by telephone.

Redemption Proceeds. Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent may charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Fund. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of the Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of the Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan. Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances.  Accessor Funds may redeem any account with a balance of less than $100 in the Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. The Fund, at its discretion, reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

DIVIDENDS AND DISTRIBUTIONS

Dividends. The Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fund normally declares dividends daily and pays dividend distributions monthly.

Other Distributions. The Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. The Fund normally pays capital gain distributions, if any, annually in December, although the Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions.  All dividends and other distributions on shares of the Fund will be automatically reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

VALUATION OF SECURITIES

The Fund generally values its securities using amortized cost, and securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. If a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

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TAXATION

The Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of the Fund may qualify as “qualified dividend income,” provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of the Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of the Fund’s shares or an exchange of the Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Fund during the preceding year. If you are neither a citizen nor a resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. The Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Fund. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of the Fund.

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SERVICE & DISTRIBUTION ARRANGEMENTS

Other Compensation to Dealers. The Distributor may pay or sponsor informational meetings for dealers as described in the SAI. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Fund shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Fund or cooperate with the Distributor’s in providing marketing or service support to the Fund. For more information, please see the SAI.

Forward Management or its affiliates may make payments, out of their own assets to certain intermediaries or their affiliates (including the Distributor) based on sales or assets attributable to the intermediary, or such other criteria agreed to by Forward Management. The intermediaries to which payments may be made are determined by Forward Management. These payments are in addition to other payments such as sales charges, Rule 12b-1 fees or deferred sales charges and may provide an incentive, in addition to any sales charge, to these firms to actively promote the Accessor Funds or to provide marketing or service support to the Accessor Funds. Please see the SAI for more information.

Administrative Plan. Accessor Funds has also adopted an administrative plan (the “Administrative Services Plan”) with respect to shares of the Fund. Pursuant to the Administrative Plan, the Advisor Class Shares of the Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% on the average daily net assets of the shares attributable to the Advisor Class shares of the Fund.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

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ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to non-affiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of the Fund, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about the Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

PORTFOLIO HOLDINGS.  The Fund will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”). The SAI contains more detailed information about Accessor Funds and the Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

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ACCESSOR FUNDS
ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND AND ACCESSOR TOTAL RETURN FUND

PROSPECTUS

ACCESSOR	[MAY 1, 2009]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND DETAILS

Investment Objective. The Accessor Limited Duration U.S. Government Fund (the “Limited Duration Fund” or “Fund”) seeks to achieve a high level of current income that is consistent with the preservation of capital.

Principal Investment Strategies Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises (“GSEs”) (collectively “U.S. Government securities”) and in repurchase agreements collateralized by such securities. This policy may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund’s investments may include mortgage-backed securities that represent interests in pools of mortgage loans or asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund intends to be eligible for investment by federal savings associations, federal credit unions and certain national banks and therefore, will invest in U.S. Government securities that are eligible, without limitation, for investment by these institutions. The Fund also intends to be managed to comply with all investment limitations applicable to federal credit unions so as to qualify as an eligible investment for these institutions. The Fund does not intend to make any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the Federal Financial Institutions Examination Council (“FFIEC”).

Under normal market and interest rate conditions, the Fund seeks to maintain a target duration between 1 and 5 years (“Limited Duration”). To achieve the flexible implementation of this target duration range, the Fund does not restrict its minimum or maximum maturity. For example, the Fund may adopt a strategy meant to take advantage of an unusual shape presented by the yield curve known as a BAR-BELL portfolio structure. This structure would include a large block of money market instruments and a large block of longer maturity issues that together produce a duration measure that falls within the target duration range of 1 to 5 years.

DURATION A mathematical concept that is used to measure bond price volatility as a consequence of a change in the general level of interest rates. Bonds with larger durations tend to be more volatile than bonds with smaller durations. For example, a bond with a duration of 5 is approximately 2 1/2 times more volatile to a change in the general level of interest rates than is a bond with a duration of 2. Although subject to constraints that can make it less than perfect, it can produce a useful measure of price sensitivity for an individual bond or for an entire portfolio of bonds. For example, the price of a bond with a duration of 5 should go down by 5% for each 1% increase in the general level of interest rates.

Pennant Management, Inc. (“Pennant” or “Money Manager”), the Fund’s Money Manager, intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon the Money Manager’s analysis of financial market conditions and the outlook for the U.S. economy. The Money Manager’s view is that interest rates and spreads between bond market sectors are closely tied to the real economy and the supply/demand conditions in the credit markets. By monitoring these variables closely, the Money Manager will attempt to adjust duration and bond market sector weightings in order to exploit its convictions regarding the general level of interest rates and spreads between Fund eligible sectors of the bond market. The Money Manager attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by duration and into sectors such as: money markets, U.S. Government agency securities, mortgages and asset-backed securities. Investment selections may be based on fundamental economic, market and other factors that may lead to variation by sector, maturity, quality and other criteria appropriate to meet the Fund’s objective. Once investment opportunities are identified, the Money Manager will shift assets among durations and sectors depending upon perceived supply and demand conditions, changes in relative valuations, credit spreads and upon historical yield or price relationships.

The Fund may also purchase both existing securities and securities on a when-issued basis. The purchase price and interest rate payable for all securities will be fixed on the date of purchase, and all purchases will be by regularway settlement, that is delivery and payment will be made within the time frame the securities industry has established for the purchase of that type of security. The Fund may also purchase money market securities which are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Money market securities are often specifically structured so that they are eligible investments for a money market fund. The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation (“FDIC Insured Institution”), including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to that face value equivalent to $100,000 FDIC insurance coverage.

Principal Investment Risks The Fund’s principal risks are discussed below. The value of your investment in the Fund will fluctuate, which means you could lose money. Please see “Securities and Risks” for a description of the risks associated with an investment in the Fund.

Call Risk

Credit Risk

Debit Securities Risk

Government Sponsored Enterprises (“GSEs”) Risk

Income Risk

Interest Rate Risk

Liquidity Risk

Management Risk

Prepayment and Extension Risk

Temporary Defensive Strategies Risk

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ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND DETAILS

Fund Performance. The following bar chart and table illustrate the risks of investing in shares of the Fund by showing changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to the performance of a market index over time. All returns assume re-investment of dividends and distributions. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management, LLC (“Forward Management” or “Investment Advisor”) became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor and the current Money Manager for the period prior to that date.

LIMITED DURATION U.S. GOVERNMENT FUND

(BAR CHART) 2005 2.00% 2006 4.36% 2007 6.22% 2008 [ ]%	YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Fund returns before taxes	07/06/04	[ ]%	[ ]%	[ ]%
Fund returns after taxes on distributions	07/06/04	[ ]%	[ ]%	[ ]%
Fund returns after taxes on distributions & sale of Fund shares	07/06/04	[ ]%	[ ]%	[ ]%
Barclays Capital 1-3 Year Government Bond Index [1]		[ ]%	[ ]%	[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital 1-3 year Government Bond Index is a market value weighted index of U.S. Treasury and Agency Bonds with maturities between one and three years. Returns of the Index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers.

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ACCESSOR TOTAL RETURN FUND DETAILS

Investment Objective The Accessor Total Return Fund (the “Total Return Fund” or “Fund”) seeks to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market. The Fund’s investment objective is non-fundamental and may be changed without shareholder approval.

Principal Investment Strategies To achieve its objective the Fund invests primarily in equity securities of U.S. issuers, but may invest in any combination of U.S. or non-U.S. equity securities of all capitalization ranges and fixed income securities, including emerging market securities, that the Fund’s money manager, Pennant Management, Inc. (“Pennant” or the “Money Manager”), believes will help the Fund to achieve its investment objective. The Fund’s equity investments may include convertible securities and preferred stocks. The Fund may invest in fixed income securities of any maturity and of any type, including government, corporate and mortgage- or asset-backed securities, as well as below investment grade (high yield) securities. The Fund may also invest extensively in derivatives, such as futures, options and swaps, other pooled investment vehicles, such as exchange traded funds (ETFs), leveraged ETFs, and inverse ETFs, exchange traded notes (ETNs), may sell securities short against the box and may invest in real estate investment trusts (REITS). At times, the Fund’s portfolio may be highly non-diversified and focused in relatively few investments or sectors. Pennant may determine to invest up to 50% of the Fund’s assets in cash as part of a strategic allocation. This strategy is not limited to the Fund’s ability to take a temporary defensive position, and is included to allow flexibility in the Fund’s investment.

The Money Manager uses a combination of techniques and strategies to achieve the Fund’s investment objective, including “bottom up” and “top down” investment strategies.

Pennant’s bottom up investment strategy generally involves evaluation of possible investments based upon fundamental analysis techniques. Pennant may examine an issuer’s earnings, cash-flows, competitive position and management’s abilities with a view toward identifying companies with above average growth prospects, or review other financial metrics, such as price-to-sales, price-to-cash flow and/or price-to-earnings ratios relative to perceived expectations in an effort to identify securities that are undervalued relative to their perceived long-term potential. When applying a bottom up strategy to fixed income investments, Pennant generally looks for securities that it believes could benefit from an increase in value due to an upward revision in credit rating.

Pennant’s top down investment techniques generally involve fundamental analysis comparisons of the macro economic, financial and political environments in various markets, such as U.S. versus non-U.S. markets, and across various asset classes, such as fixed income versus equity and large-cap versus small-cap. Pennant’s top down approach also considers historical relationships between securities types and capitalization categories and seeks to identify anomalies. When anomalies occur, Pennant will attempt to take advantage of these perceived anomalies in order to achieve the Fund’s objective. Pennant uses additional investment techniques on a more opportunistic basis. For example, in addition to its fundamental analysis based strategies, Pennant also utilizes technical analysis and uses numerous momentum indicators, whether at a macro or specific security level to evaluate possible investment opportunities. These techniques are employed in an attempt to gauge the timing of a purchase or sale for the Fund. Alternatively, Pennant may look for specific event-based distortions in various markets. Pennant believes that periodically certain investments’ normal trading activity becomes dysfunctional due to a liquidity squeeze on that particular security or its constituent market. Often times, this situation is the direct result of another investor’s immediate need to liquidate a position or positions in order to remedy a liquidity situation in which it finds itself, and the Fund may seek to capitalize on this condition by providing liquidity at prices that are substantially below levels that would normally exist if there were no liquidity constraints.

Pennant may seek to protect a position or positions within the Fund’s portfolio through hedging techniques, such as writing covered calls, purchasing covered puts, or selling a security short, against an existing long position. Pennant generally uses these techniques in circumstances when it believes that a drop in the price of a position or positions could be capitalized more profitably by these techniques versus simply selling the position that has been hedged.

Principal Investment Risks The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, just as you could with other investments. The principal risks of investing in the Fund are listed below. Please see “Securities and Risks” for a description of risks associated with an investment in the Fund.

Allocation Risk

Convertible Securities Risk

Credit Risk

Debt Securities Risk

Derivatives Risk

ETF Risk

ETN Risk

Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Inflation Risk

Interest Rate Risk

Issuer Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Mortgage-backed Securities Risk

Non-Diversified Risk

Prepayment and Extension Risk

REITs Risk

Sector Risk

Smaller Company Risk

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ACCESSOR TOTAL RETURN FUND DETAILS

Fund Performance. The following bar chart and table illustrate the risks of investing in shares of the Fund by showing changes in the Fund’s performance from year to year. The Fund commenced operations on September 10, 2007. The table compares the average annual total returns of the Fund to the performance of a market index over time. All returns assume re-investment of dividends and distributions. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September1, 2008. The chart and table reflect results achieved by the previous investment advisor and the current Money Manager for the period prior to that date.

TOTAL RETURN FUND

(BAR CHART) 2008 [ ]%
YEAR-TO-DATE [ ]% AS OF 3/31/09
BEST QUARTER [ ]% [ ] QTR [ ]
WORST QUARTER [ ]% [ ] QTR [ ]

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR

Fund returns before taxes	09/10/07	[ ]%
Fund returns after taxes on distributions	09/10/07	[ ]%
Fund returns after taxes on distributions & sale of Fund shares	09/10/07	[ ]%
S&P 500 INDEX[1]		[ ]%

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. Investors cannot invest in the index and the return of the Index does not reflect the deduction of any fees or other expenses.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you hold Shares of the Funds. The information in this section is intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Funds have no sales charge or Rule 12b-1 distribution fees and therefore these fees are not included in the tables.

	LIMITED DURATION U.S. GOVERNMENT FUND		TOTAL RETURN FUND

Shareholder Fees[1] (fees paid directly from your investment)	NONE

Management Fees[2]	0.421%		0.62%
Distribution and Service (12b-1) Fees	NONE		NONE
Other Expenses[3]	[ ]	%[8]	[ ]	%
Total Annual Fund Operating Expenses	[ ]	%	[ ]	%

[1] Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
[2] Management fees consist of the management fee paid to Forward Management and the fee paid to the Money Manager of the Fund.
[3] Other expenses are based on the fees and expenses for the Fund.

EXPENSE EXAMPLE

Example shows what an investor in a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
LIMITED DURATION U.S. GOVERNMENT	$ [ ]	$ [ ]	$ [ ]	$ [ ]
TOTAL RETURN	[ ]	[ ]	[ ]	[ ]

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SECURITIES AND RISKS

This section describes some of the security types for and risks of investing in the Funds. Each security type and risk is a primary security type or risk for the Funds.

Many factors affect each Fund’s performance. A Fund’s share price and yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. A Fund’s reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. A Fund’s reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Defensive Positions; Cash Reserves. Under adverse market conditions or to meet anticipated redemption requests, each Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

Portfolio Turnover. Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds, may result in increased taxable distributions to shareholders, and may adversely affect the Fund’s performance.

Change of Objectives and Policies. The Limited Duration U.S. Government Fund’s investment objective stated in the Funds’ Fund Details section is fundamental and may not be changed without shareholder approval. The investment objective of the Total Return Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees (subject to 60 days advance notice to Fund shareholders).

Disclosure of Portfolio Holdings. A description of the Funds’ specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) which is available upon request by calling: (800) 759-3504 and on the Accessor Funds’ website by visiting www.accessor.com.

SECURITY TYPES OF THE LIMITED DURATION U.S. GOVERNMENT FUND

The Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC. The FFIEC is a formal interagency board empowered to prescribe uniform principals, standards, and report forms for the federal examination of financial institutions by the Board of Governors of the Federal Reserve System (FRB), the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Administration (NCUA), the Office of the Comptroller of the Currency (OCC) and the Office of Thrift Supervision (OTS) and, to make recommendations to promote uniformity in the supervision of financial institutions.

Asset-Backed Securities. Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

Certificates of Deposit. The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation (“FDIC Insured Institution”) or the Federal Savings and Loan Insurance Corporation (“FSLIC”), including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to that face value equivalent to $100,000 FDIC insurance coverage.

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SECURITIES AND RISKS

Debt Securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include government securities and mortgage and other asset-backed securities.

Government Securities. Government securities are securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. These securities are normally considered to be of the highest quality. U.S. Government Agencies, or its instrumentalities are also collectively referred to as Government Sponsored Entities (GSEs). All GSE debt is sponsored but not necessarily guaranteed by the federal government. For instance, government agencies such as Government National Mortgage Association (Ginnie Mae) are divisions of the government whose securities are backed by the full faith and credit of the United States. Certain GSEs also carry the same full faith and credit guarantee that is a characteristic of a U. S. Treasury Note. An example of a security with this identical full faith and credit guarantee would be a pooled interest certificate of the U. S. Small Business Administration (“SBA”). Other debt issuers like the Federal Land Bank or Federal Farm Credit Bank carry an implicit guarantee in that there is no explicit obligation on the part of the U. S. Government to make good on obligations of these GSEs. The Fund may invest in all such GSEs. Some GSEs’ income is exempt from state income tax for certain types of investors. For example, obligations of the Federal Land Bank are exempt from state and local taxation in many states, while issues of the Federal National Mortgage Association are not so tax exempt. Under existing law, GSEs are exempt from registration requirements as promulgated by the U.S. Securities and Exchange Commission (“SEC”).

Mortgage-Related Securities. Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Repurchase Agreements. The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

SECURITY TYPES THE TOTAL RETURN FUND

Equity Securities such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investment Companies (including ETFs and HOLDRS). Corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies.

Exchange Traded Funds (“ETFs”) are funds whose shares are traded on a national exchange or the National Association of Securities Dealers’ Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company

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SECURITIES AND RISKS

shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund’s investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund’s assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. Exchange traded funds add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

Exchange Traded Notes (ETNs) senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Holding Company Depositary Receipts (HOLDRs) are securities that represent ownership in the common stock or American Depositary Receipts (ADR) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRS represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

Asset-Backed Securities. Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

High-Yield Corporate Debt Securities. High-yield corporate debt securities are often issued as a result of corporate restructurings - such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as “junk bonds”, are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody’s.

Money Market Securities. Money Market Securities are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities. Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

U.S. Small Business Administration (“SBA”) Stripped Securities. Stripped securities or zero-coupon securities are securities whose interest and principal components are detached and sold separately. They may be issued by the U.S. Government or by private issuers such as banks and other institutions at a discount of their face value. Zero-coupon securities pay no interest and investors holding zero-coupon securities would receive the difference between the purchase price and the amount received at maturity. Because zero-coupon securities pay no interest, they may experience greater volatility in market value than interest-bearing securities when interest rates rise. U.S. Treasury zero-coupon securities are issued directly through Separate Trading of Registered Interest and Principal Securities (“STRIPS”), a book-entry system operated by the Federal Reserve permitting separate trading and ownership of the principal and coupon (interest) portions of selected Treasury securities.

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SECURITIES AND RISKS

Options, Futures, Swaps and Other Derivatives. The Fund may use techniques such as buying and selling options or futures contracts in an attempt to change the Fund’s exposure to security prices, currency values, or other factors that affect the value of the Fund’s portfolios.

Repurchase Agreements. The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

SUMMARY OF PRINCIPAL RISKS

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified under the “Fund Details” section of the prospectus and are described below. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. For additional information regarding risks of investing in the Funds, please see the SAI.

Allocation Risk. Each Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. A principal risk of investing in each Fund is that the Money Manager will make less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. You could lose money on your investment in a Fund as a result of these allocation decisions.

Call Risk. Some bonds are issued with specific maturities that also allow the issuer to redeem the issue in whole or part before the stated final maturity. An issuer may “call” a bond when the general level of interest rates has declined relative to what they were when the bond issuer originally issued the bond. If an issuer “calls” a bond during a time of declining interest rates, the Fund may have to reinvest the proceeds in an investment offering a lower yield. If this happens the Fund may not be able to take advantage of any increase in value as a result of declining interest rates.

Company Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Common Stocks tend to be more volatile than other investment choices.

Convertible Securities Risk. Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise.

Credit Risk. Credit risk is the possibility that a bond issuer (debtor) will fail to make timely payments of interest or principal or go bankrupt. Some issuers may not make payments on debt securities held by a Fund, causing a loss. Or, an issuer may suffer adverse changes in its financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond or other security can also affect the security’s liquidity and make it more difficult for a Fund to sell. Lower rated debt securities and comparable unrated debt securities are more susceptible to these problems than higher quality obligations. Many U.S. Government securities in which the underlying funds may invest are not supported by the full faith and credit of the U.S. Government (including securities issued by government sponsored enterprises and by certain U.S. federal agencies and instrumentalities) and involve credit risk.

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SECURITIES AND RISKS

Debt Securities Risk. The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk as described above. These securities are also subject to interest rate risk. This is the risk that the value of the security may fall when interest rates rise. In general, the market price of debt securities with longer maturities tends to be more volatile in response to changes in interest rates than the market price of shorter-term securities.

Derivatives Risk. Derivatives are securities whose value is based upon the value of another security or index. Certain Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Fund’s investment objective. A Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A Fund’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivatives are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Fund and may reduce a Fund’s returns. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Money Manager might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative. The SAI provides a more detailed description of the types of derivative instruments in which the Funds may invest and their associated risks.

ETF Risk. ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income ETF, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds) or commodities or currency. When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although ETFs are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indexes, the trusts may not be able to exactly replicate the performance of the indexes because of trust expenses and other factors. ETFs that are benchmarked to commodities or currencies often carry the additional risk of non-diversification. Additionally, many commodity or currency ETFs have a higher tracking error to their underlying benchmarks.

The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF holds. There may be times when an ETF share trades at a premium or discount to its NAV.

Trading in leveraged ETFs can be relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

ETN Risk. Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

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SECURITIES AND RISKS

Foreign Securities Risk. Investments in the securities of non-US issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations, caused by economic and political developments. As a result of investing in foreign securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

Unstable political, social and economic conditions;

Lower levels of liquidity and market efficiency;

Greater securities price volatility;

Exchange rate fluctuations and exchange controls;

Less availability of adequate or accurate public information about issuers;

Limitations on foreign ownership of securities;

Imposition of withholding or other taxes;

Imposition of restrictions on the expatriation of the funds or other assets of the Fund

Higher transaction and custody costs and delays in settlement procedures;

Difficulties in enforcing contractual obligations;

Lower levels of regulation of the securities market;

Weaker accounting, disclosure and reporting requirements;

Legal principles relating to corporate governance, directors; fiduciary duties and liabilities and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

Government Sponsored Enterprises (“GSE”) Risk. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Income Risk. If interest rates fall, the Fund’s income will decline as bonds are bought at lower rates to reinvest proceeds from sales or maturities, or to invest new money.

Inflation Risk. Over time, the real value of an investment in a Fund may be eroded by inflation.

Issuer Risk. Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer’s securities.

Interest Rate Risk. Interest rate risk is the risk that an investment’s value will change due to a change in the absolute level of interest rates, in the spread between two rates, in the shape of the yield curve or in any other interest rate relationship. Such changes usually affect securities inversely and can be reduced by diversifying (investing in fixed-income securities with different durations) or hedging (e.g., through an interest rate swap). Interest rate risk affects the value of bonds more directly than stocks, and it is a major risk to all bondholders. As interest rates rise, bond prices fall and vice versa. The rationale is that as interest rates increase, the opportunity cost of holding a bond decreases since investors are able to realize greater yields by switching to other investments that reflect the higher interest rate. For example, a 5% bond is worth more if interest rates decrease since the bondholder receives a fixed rate of return relative to the market, which is offering a lower rate of return as a result of the decrease in rates.

Liquidity Risk. Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

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SECURITIES & RISKS

Lower Rated Debt Securities Risk. Debt securities rated lower than BBB by S&P or lower than Baa by Moody’s are commonly referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. The Funds’ Money Manager will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis. For a description of ratings and a more detailed description of lower-rated debt securities, see the SAI.

Management Risk. The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk. Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Mortgage-backed Securities Risk. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Non-Diversification Risk. A Fund that is classified as a non-diversified fund under the 1940 Act may invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The investment of a large percentage of a Fund’s assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund and may cause the Fund’s share price to fluctuate more than that of a diversified fund.

Prepayment and Extension Risk. Many types of debt securities, including mortgage-backed and certain asset-backed securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security’s maturity. For example, if interest rates are dropping and an issuer pays off an obligation or a bond before maturity, the Fund may have to reinvest at a lower interest rate. Securities subject to prepayment generally offer less potential for gains during periods of declining interest rates and similar or greater potential for loss in periods of rising interest rates. In addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility. Prepayments on assets underlying mortgage or other asset-backed securities held by a Fund can adversely affect those securities’ yield and price. When interest rates rise, the effective duration of the Fund’s mortgage-related and other asset-backed securities may lengthen due to a drop in prepayments of the underlying mortgages or other assets. This is known as extension risk and would increase the Fund’s sensitivity to rising rates.

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SECURITIES & RISKS

Portfolio Turnover. The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate (100% or more) generally involves correspondingly greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate will vary from year to year.

Real Estate Investment Trusts (“REITs”) Risk. REITs are issuers that invest in interests in real estate, including mortgages. Investing in REITS may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Sector Risk. Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

Smaller Company Risk. The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CERTAIN ADDITIONAL INVESTMENT STRATEGIES & RISKS

The Funds may invest in other types of securities and employ additional investment techniques that are not the primary approach of the Funds and therefore not described in this Prospectus. Appendix A to this Prospectus lists the various security types and investment techniques used by the Funds, including the principal securities types and techniques described above. The additional security types, techniques and their accompanying risks are more fully described in the Funds’ Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

On the following pages is information on Forward Management and each Fund’s Money Manager and a description of how Forward Management and the Money Manager is compensated for the services it provides.

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Funds’ investment advisory contracts is contained in the Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2008.

Each Fund paid the following management fees in fiscal year 2008 (reflected as a percentage of average net assets) to the Fund’s investment advisor and/or the Fund’s Money Manager.

FUND	TOTAL ANNUAL MANAGEMENT FEES (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL MANAGEMENT FEE TO INVESTMENT ADVISOR* (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL FEE TO MONEY MANAGER (as a percentage of daily net assets) FOR FISCAL YEAR 2008

Limited Duration U.S. Government	[ ]%	[ ]%	[ ]%
Total Return	[ ]%	[ ]%	[ ]%

* Forward Management became the Funds’ investment advisor on September 1, 2008. Payments of management fees prior to that date were made to the Funds’ previous investment advisor, Accessor Capital Management L.P.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104

Each Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”). Forward Management, LLC (“Forward Management” or the “Investment Advisor” or the “Manager”) has served as the investment advisor to the Fund since September 1, 2008. Forward Management has the authority to manage the Fund in accordance with the investment objective, policies and restrictions of the Fund and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different Money Managers with the approval of the Trustees of each of the Funds and each Fund’s shareholders. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management was founded in 1997 and is a registered investment advisor under the Investment Advisers Act of 1940 (“Advisers Act”). The ReFlow Forward Family Holding Company, LLC (“ReFlow Forward Family Holding Company”) holds approximately 90% of Forward Management’s ownership interest, with the balance held by employees.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

Forward Management and the Accessor Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

The Funds pay Forward Management an annual management fee for providing management and administration services in the amount of 0.12% of the Funds’ average daily net assets. The Funds will pay an annual Investment Advisory Fee to the Money Manager as more fully described under “Money Manager” below.

The Funds have also hired Forward Management to provide transfer agent, registrar. dividend disbursing agent and certain other services to the Funds. For providing these services, Forward Management receives (i) a fee equal to 0.08% of the average daily net assets of the Funds, and (ii) certain out-of--pocket expenses.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Money Manager Pennant Management, Inc., 11270 West Park Place, Suite 1025, Milwaukee, 53224

Pennant Management was formed in 1992 and has approximately $[ ] billion in assets under management as of December 31, 2008.

LIMITED DURATION U.S. GOVERNMENT FUND

The Money Manager uses a team approach to the management of the Fund. John I. Culhane, CFA, Senior Vice President and James Habanek, CFA, Senior Vice President, are primarily responsible for the day-to-day management of the Fund. Mr. Culhane has been primarily responsible since July 4, 2004. and Mr. Habanek since June 2, 2008. Pennant Management’s Investment Committee has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios, under the supervision of Mark A. Elste, CFA, President and Chief Investment Officer. The team members have all held their present titles since joining Pennant Management. Mr. Culhane has been a portfolio manager with Pennant Management since 2002. Prior to joining Pennant Management, Mr. Culhane was the Chief Investment Officer at GreatBanc Trust Company since 1989. Mr. Habanek has been a portfolio manager with Pennant Management since June 2, 2008. Prior to joining Pennant Management, he was Vice President, Capital Markets Group at Ziegler Companies, Inc. from March 2006 through November 2007 and Vice President Capital Markets Group at CIB Marine Bankshares, Inc. from August 1999 through January 2006. Prior to forming Pennant Management in 1992, Mr. Elste was the Chief Investment Officer for Banc One Investment Advisors, Inc. and Banc One Wisconsin Trust Co., NA.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Statement of Additional Information provides additional information about each of the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

The Fund pays an annual Investment Advisory Fee to the Money Manager based upon a percentage of the average daily net assets of the Fund, as follows:

0.35% on the first $25 million of assets under management; plus, 0.25% on the next $75 million of assets under management, plus, 0.20% on all assets above $100 million

The Money Manager may, from time to time, find it appropriate to waive all or part of its Fund Management Fee, if it deems it to be in the best interest of the Fund and its shareholders.

TOTAL RETURN FUND

The Money Manager uses a team approach to the management of the Fund. This team is led by Mark A. Elste, CFA, President & Chief Investment Officer. Mr. Elste and Chris J. Weber, Vice President, are jointly and primarily responsible for the day-today management of the Fund. Prior to forming Pennant Management in 1992, Mr. Elste was the Chief Investment Officer for Banc One Investment Advisors, Inc. and Banc One Wisconsin Trust Co., NA. Mr. Weber has been a trader and portfolio manager with Pennant Management since July, 2004. Prior to joining Pennant Management, Mr. Weber was a trader for the Smith Barney unit of Citigroup Global Markets from January, 1994, through June, 2004. He is responsible for performing portfolio management, trading and investment research functions.

The Statement of Additional Information provides additional information about each of the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

The Fund pays an annual Investment Advisory Fee to the Money Manager based upon a percentage of the average daily net assets of the Fund of 0.50%.

The Money Manager may, from time to time, find it appropriate to waive all or part of its Fund Management Fee if it deems it to be in the best interest of the Fund and its shareholders.

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PURCHASING FUND SHARES

TRANSFER AGENT

The Transfer Agent for each of the Funds is Forward Management (the “Transfer Agent”). Mail can be directed to the Transfer Agent at:

Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries. Shares of the Funds are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets who may receive a payment from Accessor Funds for distribution and services and/or administrative services. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Fund Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct. Investors may purchase Shares of the Funds directly from the transfer agent for Accessor Funds for no sales charge or commission.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Shares of the Funds may not be purchased on days when the NYSE is closed for trading: New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer Agent. Purchase orders are accepted on each business day that the New York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s), allocation of investment, class of shares, and signature of authorized signer. In accordance with the USA PATRIOT ACT, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV plus any initial sales charge that applies after receipt of the order by the Transfer Agent. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds.

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PURCHASING FUND SHARES

Requests must be received prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. The Funds may restrict or close an account when necessary or appropriate to comply with anti-money laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check. Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire. Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Telephone. Shareholders with aggregate account balances of at least $1 million may purchase Shares of a Fund by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

By Automatic Investment Plan. Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in any of the Accessor Funds are made automatically on monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind. Under some circumstances, the Funds may accept securities as payment for Fund Shares. Such securities would be valued the same way the Funds’ securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

IRA/SIMPLE IRA/ROTH IRA/COVERDELL EDUCATION SAVINGS ACCOUNT PLANS

Investors may purchase Fund shares through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from the Transfer Agent by calling (800) 759-3504.

INVESTMENT MINIMUMS

The minimum initial investment in either of the Funds is $100,000; provided, however that the Distributor and/or each Fund reserve the right to accept a lesser initial investment at their sole and absolute discretion. There is no minimum investment balance required to be maintained. Subsequent purchases may be made in any amount.

SHARE PRICING

Investors purchase shares of a Fund at its net asset value (“NAV”). The NAV for each Fund is calculated by adding the value of Fund’s assets attributable to Fund shares, subtracting Fund liabilities, and dividing by the number of outstanding shares. The NAV is calculated each day that the NYSE is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Funds in good order. The NAV may be published daily in the business section of many major newspapers. If you have access to the Internet, you also can check the NAV on the Accessor Funds’ website (www.accessor.com). For related information, see “Valuation of Securities” section.

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PURCHASING FUND SHARES

ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

MARKET TIMING/EXCESSIVE TRADING

The Funds are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

The Funds that invest in assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of Fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of Fund shares. In addition, the Funds that invest in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain securities that may be held by the Fund, such as restricted securities and certain smallcap securities) are susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The Funds have procedures authorizing the Funds to use the fair value of a security if market prices are unavailable or deemed unreliable (see “Valuation of Securities”). The Funds’ restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Funds.

The Funds or Forward Management will restrict or refuse purchases or exchanges by those investors who, in the Funds’ or Forward Management’s opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to that Fund. You may be considered a market timer or excessive trader if you (i) redeem or exchange shares within 90 days of purchase; (ii) exchange shares out of any of the Funds within 90 days of an earlier exchange request out of the respective Fund; (iii) exchange shares out of any Fund more than four times within a calendar year; or (iv) otherwise seem to follow a market timing pattern that the Funds or Forward Management believes may adversely affect the Fund. For these purposes, Forward Management may consider an investor’s trading history in that fund or other funds, and accounts under common ownership or control with an account that is covered by (i), (ii) or (iii) above are also subject to these limits.

The Funds have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies, retirement plan administrators and others) concerning the application of the Funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Funds. The Funds cannot ensure that these financial intermediaries will in all cases apply the policies of the Funds to accounts under their control.

The Funds apply these policies and procedures to all shareholders. The Funds have no arrangements to permit any investor to trade frequently in shares of the Funds, nor will they enter into any such arrangements in the future. The Funds cannot ensure that they will be able to identify all cases of market timing activities and excessive trading, although they believe they have adequate procedures in place to attempt to do so.

FOR MORE INFORMATION

For additional information about purchasing shares of the Accessor Funds, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

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EXCHANGING FUND SHARES

EXCHANGES THROUGH ACCESSOR FUNDS

As a shareholder, you have the privilege of exchanging shares of any Accessor Fund for shares of any other Accessor Fund. Shares of one Fund may be exchanged for shares of another Fund on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements of the other Fund. Exchanges must be for amounts of at least $100 and an exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order.

An exchange of shares of a Fund for shares of another Fund is treated for tax purposes like a sale of your original shares and a purchase of your new shares. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares. An exchange from one class of shares of a Fund into another class of the same Fund is not treated as a redemption and a sale for tax purposes.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the class of shares of the Fund you want to exchange into is offered in your state of residence.

Accessor Funds reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. Accessor Funds may terminate or change the terms of the exchange privilege at any time. In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees of Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

Normally, your financial intermediary will send your exchange request to Accessor Funds’ Transfer Agent. Accessor Funds does not currently charge fees on exchanges made directly through it. Exchanges may be made any of the following ways:

By Mail. Share exchange instructions may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Fax. Instructions may be faxed to Accessor Funds at (303) 825-2575.

By Telephone. Shareholders who have previously authorized telephone exchanges (and Accessor Funds or the Transfer Agent has a record of such authorization) may call (800) 759-3504 to execute their exchange. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

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REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to the Transfer Agent. Shares held for you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Fund shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. The Transfer Agent may require that you provide additional  information,  such  as  corporate  resolutions  or powers of

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA Form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details. Shares may be redeemed from Accessor Funds any of the following ways:

By Mail. Redemption requests may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Fax. Redemption requests may be faxed to the Transfer Agent at (303) 825-2575.

By Telephone. Shareholders with aggregate account balances of at least $1 million among the Accessor Funds may request redemption of shares by telephone at (800) 759-3504. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests, including personal identification requests and recording instructions given by telephone.

Redemption Proceeds. Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent will charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan. Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances.  Accessor Funds may redeem any account with a balance of less than $100 in a Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. Forward Management at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

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DIVIDENDS AND DISTRIBUTIONS

Dividends. Each Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Limited Duration U.S. Government Fund normally pays dividend distributions monthly. The Total Return Fund pays dividend distributions quarterly.

Other Distributions. Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions, if any, annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions.  All dividends and other distributions on shares of a Fund will be automatically reinvested in additional shares of that Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

VALUATION OF SECURITIES

The Funds generally value their securities using prices obtained from a pricing service. Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Short-term debt securities of other Funds maturing in less than 60 days may be valued using amortized cost, which approximates market value.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the Fund’s net asset value calculation.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances.

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TAXATION

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

accessor 25

FINANCIAL HIGHLIGHTS

LIMITED DURATION U.S. GOVERNMENT FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 4 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

accessor 26

FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by [To Be Provided], whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

[TO BE PROVIDED]

accessor 27

ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of the Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

accessor 28

Shareholder Reports. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

Portfolio Holdings. The Funds will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

Statement of Additional Information (“SAI”). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

accessor 29

ACCESSOR® FUNDS
1420 Fifth Avenue, Suite 3600
Seattle, WA 98101
(800) 759-3504
www.accessor.com

Statement of Additional Information

Dated [May 1, 2009]

Forward Funds (“Forward Funds” or the “Trust”) is an open-end management investment company, commonly known as a mutual fund. The Trust offers multiple series known as the Forward Funds and multiple series known as the Accessor Funds, all with various classes of shares. There is no assurance that any of the Funds will achieve its objective.

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the Prospectuses for the Accessor Funds, each also dated [May 1, 2009], which have been filed with the Securities and Exchange Commission (“SEC”). This SAI incorporates by reference the financial statements of the Accessor Funds included in the Shareholder Reports dated December 31, 2008 (“Financial Statements”) relating to the Accessor Funds. A copy of the Prospectuses for the Funds and the Financial Statements of the Funds, including the Independent Registered Public Accountants’ Reports, may be obtained free of charge by writing to or calling the address or telephone number listed above or by visiting our website at www.accessor.com.

ORGANIZATION OF THE TRUST

The Trust is an open-end investment company, commonly known as a mutual fund. The Trust offers multiple separate series, eighteen of which known as the Accessor Funds are described in this SAI.

Accessor Funds currently consists of eight diversified and two non-diversified investment portfolios (collectively, the “Underlying Funds”), six diversified funds of funds investment portfolios (the “Accessor Allocation Funds” or the “Allocation Funds”), each with its own investment objective and policies, and two additional non-diversified investment portfolios. The six Allocation Funds are the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Income Allocation Fund, and the Accessor Income & Growth Allocation Fund. The Underlying Funds in this SAI are the Accessor Growth Fund (“Growth Fund”), the Accessor Small to Mid Cap Fund (“Small to Mid Cap Fund”), the Accessor Value Fund (“Value Fund”) (collectively the “Domestic Equity Funds”), and the Accessor International Equity Fund (collectively with the Domestic Equity Funds, the “Equity Accessor Funds”); the Accessor High Yield Bond Fund (“High Yield Bond Fund”), the Accessor Investment Grade Fixed-Income Fund (formerly known as the Accessor Intermediate Fixed-Income Fund) (“Investment Grade Fixed-Income Fund”), the Accessor Mortgage Securities Fund (“Mortgage Securities Fund”), (collectively, the “Bond Funds”), and the Accessor U.S. Government Money Fund (“U.S. Government Money Fund”) (collectively with the Bond Funds, the “Fixed-Income Funds”); and the Accessor Frontier Markets Fund (“Frontier Markets Fund”) and the Accessor Strategic Alternatives Fund (“Strategic Alternatives Fund”) (collectively, the “Alternatives Funds”). The Accessor Limited Duration U.S. Government Fund (“Limited Duration Fund”) and the Accessor Total Return Fund (“Total Return Fund”) are also subject to this SAI. These investment portfolios that are the subject of this SAI are each referred to as a “Fund” and collectively as the “Funds.”

Each of the Funds (except the Frontier Markets Fund) are successor mutual funds to previously operational funds with the same respective names (the “Predecessor Accessor Funds”), which were series of a separate legal entity called Accessor Funds, Inc. (the “Predecessor Company”), a Maryland corporation. The Predecessor Accessor Funds were reorganized into the Trust effective September 1, 2008. Any reference in this SAI to performance information, financial highlights, events that occurred or payments that were made prior to September 1, 2008 for the Funds refers to the Predecessor Accessor Funds or Predecessor Company.

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share.

Each Fund (except the Limited Duration and the Total Return Funds) offers three classes of shares, Advisor Class shares, Investor Class shares and Institutional Class shares. Twelve Funds offer five classes of shares, the three aforementioned and A Class and C Class shares. Three Funds offer four classes of shares, the three aforementioned and either A Class or C Class shares. The share classes are offered through separate prospectuses for a total of two prospectuses: the Advisor Class, Investor Class and Institutional Class Prospectus, and the A Class and C Class Prospectus, each also dated [May 1, 2009]. The Limited Duration Fund and Total Return Fund offer only one share class that is not class specific in separate prospectuses. A copy of the applicable Prospectus may be obtained free of charge by writing to or calling the address or telephone number listed above or by visiting our website at www.accessor. com. This SAI is not a prospectus and should be read in conjunction with the appropriate Prospectus.

The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds have one vote for each share held, and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

MANAGEMENT OF THE FUNDS

Board of Trustees

The Trust’s Board of Trustees oversees the management and business of the Funds. The Trustees are elected by shareholders of the Trust, or, in certain circumstances, may be appointed by the other Trustees. There are currently four Trustees, three of whom are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940 (the “1940 Act”). The Trustees and Officers of the Trust, along with their affiliations over the last five years, are set forth below.

INDEPENDENT TRUSTEES:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Haig G. Mardikian Age: 61	Chairman	Since 1998+

Owner of Haig G. Mardikian Enterprises, a real estate investment business (1971 to present); General Partner of M&B Development, a real estate investment business (1982 to present); General Partner of George M. Mardikian Enterprises, a real estate investment business (1983 to 2002); President and Director of Adiuvana-Invest, Inc., a real estate investment business (1983 to present); Vice Chairman and Trustee of the William Saroyan Foundation (1992 to present) and President (2007 to present); Mr. Mardikian served as Managing Director of the United Broadcasting Company, radio broadcasting (1983 to 2001) and Chairman and Director of SIFE Trust Fund (1978 to 2002). Trustee of the International House of UC Berkeley (2001 to present); Director of Near East Foundation (2005 to present); President of Foundation of City College San Francisco (2006 – present); Director of the Downtown Association of San Francisco (1982 to 2006); Director of the Market Street Association (1982 to 2006); Trustee of Trinity College (1998 to 2006); Trustee of the Herbert Hoover Presidential Library (1997 to present); Trustee of the Herbert Hoover Foundation (2002 to present); Board of Overseers of Hoover Institution (2006 – present); Trustee of the Advisor California Civil Liberties Public Education Fund (1997 to 2006); Director of The Walnut Management Co. (2008 to Present).

				31	None

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
Donald O’Connor Age: 72	Trustee	Since 2000+	Financial Consultant (1997 to present); Retired Vice President of Operations, Investment Company Institute (“ICI”), a mutual fund trade association (1969 to 1993); Executive Vice President and Chief Operating Officer, ICI Mutual Insurance Company, an insurance company (1987 to 1997); Chief, Branch of Market Surveillance, Securities and Exchange Commission (1964 to 1969).	31	Trustee of the Advisors Series Trust (15) (1997 to present).

DeWitt F. Bowman Age: 78	Trustee, Audit Committee Chairman	Since 2006 (Director of Forward Funds, Inc. since 2000)+

Principal, Pension Investment Consulting, a consulting company (1994 to present); Treasurer of Edgewood Center for Children and Families, a non-profit care center (1994 to 2004); Director, Episcopal Diocese of California, a non-profit religious organization (1964 to present); Director of Wilshire Mutual Funds (1996-2007); Trustee, Wilshire Variable Insurance Trust, (2005-2007); Director RREEF America Fund, a real estate investment trust (1994 to 2006); Trustee of the Pacific Gas and Electric Nuclear Decommissioning Trust Fund, a nuclear decommissioning trust (1994 to present); Trustee, PCG Private Equity Fund, a private equity fund of funds (1998 to present).

				31

Trustee, Brandes Institutional International Fund (May 1995 to present); Director, RREEF America III REIT (December 2002 to Present); Trustee, Sycuan Funds (September 2003 to present); Trustee, Brandes Sep Man Acct Reserve Trust (February 2005 to present); PCG Private Equity Fund (March 1994 to present).

INTERESTED TRUSTEE:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee***
J. Alan Reid, Jr. **** Age: 46	President, Trustee	Since 2001+

Chief Executive Officer of Forward Management, LLC, an investment advisor (2001 to present); Chief Executive Officer and Director, ReFlow Management Co., LLC, an investment services company (2001 to present); Chief Executive Officer and Director, ReFlow Fund, an investment services company (2001 to present); Chief Executive Officer, Sutton Place Management, an investment management company, (2001 to present); Chief Executive Officer, Sutton Place Associates, LLC an investment services company, (2001 to present); Chief Executive Officer, FISCOP, LLC, (2001 to present); Chief Executive Officer, an investment management company, (2001 to present); Senior Vice President, Director of Business Delivery, Morgan Stanley Online, a financial services company (1999 to 2001); Executive Vice President and Treasurer, Webster Investment Management Co., LLC (1998 to 1999); Vice President, Regional Director, Investment Consulting Services, Morgan Stanley, Dean Witter, Discover & Co., a financial services company (1992 to 1998); Board of Trustees of Centerpoint, a public health and welfare organization (1997 to present).

				31	Director, FOLIOfn, Inc. (2002 to present).

*	Each Trustee may be contacted by writing to the Trustee, c/o Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104.

**

Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his successor, if any, elected at such meeting; or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Trust’s Declaration of Trust.

***

This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., public companies) or other investment companies registered under the 1940 Act. The parenthetical number represents the number of portfolios within a fund or fund complex.

****

Mr. Reid is considered an interested Trustee because he acts as Chief Executive Officer of Forward Management, LLC, the Funds’ investment advisor, and holds other positions with an affiliate of the Trust.

+

Each Trustee, other than Mr. Bowman, has served as Trustee to the Trust since May 1, 2005. However, beginning on the date indicated in the chart, each Trustee served as a director for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005. Mr. Bowman was appointed as Trustee effective January 1, 2006, and served as a director for the nine series of Forward Funds, Inc. since 2000.

OFFICERS:

Name, Address, and Age*	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years

Barbara H. Tolle 433 California Street 11th Floor San Francisco, CA 94104 Age: 59	Assistant Treasurer, Accessor Funds	Since 2006	Director of Fund Accounting and Operations, Forward Management (since 2006); Vice President and Director, Fund Accounting and Administration, PFPC Inc. (1999-2006).

Mary Curran 433 California Street 11th Floor San Francisco, CA 94104 Age: 61	Secretary	Since 2004**	Chief Legal Officer, Forward Management (since 2002); Chief Legal Officer, ReFlow Management Co., LLC (since 2002); General Counsel, Morgan Stanley Online (1997-2002).

Judith M. Rosenberg 433 California Street 11th Floor San Francisco, CA 94104 Age: 60	Chief Compliance Officer and Chief Legal Officer	Since 2006	Chief Compliance Officer, Forward Management (since 2005); First Vice President and Senior Attorney, Morgan Stanley (1984-2005).

Eric Kleinschmidt 1 Freedom Valley Drive Oaks, PA 19456 Age: 39	Treasurer, Accessor Funds	Since 2008	Employed by SEI Investments since 1995; Director of Funds Accounting since 2004. Served as Manager from 1999-2004.

[Cecilia Herbert]***

*

Each officer shall hold office at the pleasure of the Board of Trustees until the next annual meeting of the Trust or until his or her successor is duly elected and qualified, or until he or she dies, resigns, is removed or becomes disqualified.

**

Ms. Curran has served as an officer of the Trust since May 1, 2005. However, beginning on the date indicated in the chart, Ms. Curran served as an officer for the nine series of Forward Funds, Inc., which were reorganized as series of the Trust effective July 1, 2005.

***	[Ms. Herbert is a member of the Advisory Board of the Trust.]

The Board of Trustees has established two standing committees in connection with its governance of the Funds: Audit and Nominating Committees. The Audit Committee consists of three members: Messrs. Bowman, Mardikian, and O’Connor. The functions performed by the Audit Committee include, among other things, considering the matters pertaining to the Trust’s financial records and internal accounting controls and acting as the principal liaison between the Board and the Trust’s independent registered public accounting firm. During the fiscal year ended December 31, 2008 the Audit Committee convened five times.

The Nominating Committee consists of three members: Messrs. Bowman, Mardikian, and O’Connor. The functions performed by the Nominating Committee are to select and nominate candidates to serve as non-interested Trustees (including considering written nominations from shareholders delivered to the Trust at its address on the cover of this SAI), and approve officers and committee members. During the fiscal year ended December 31, 2008, the Nominating Committee convened one time.

The following table sets forth information regarding the ownership of the Funds by each of the Trustees, and information regarding the aggregate ownership by each Trustee of the Forward Funds.

Information As Of December 31, 2008

INDEPENDENT TRUSTEES:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
Haig G. Mardikian	Accessor Aggressive Growth Allocation Fund	A	C
	Accessor Balanced Allocation Fund	A	C
	Accessor Growth Allocation Fund	A	C
	Accessor Growth & Income Allocation Fund	A	C
	Accessor Income Allocation Fund	A	C
	Accessor Income & Growth Allocation Fund	A	C
	Accessor Frontier Markets Fund	A	C
	Accessor Growth Fund	A	C
	Accessor High Yield Bond Fund	A	C
	Accessor International Equity Fund	A	C
	Accessor Investment Grade Fixed-Income Fund	A	C
	Accessor Limited Duration U.S. Government Fund	A	C
	Accessor Mortgage Securities Fund	A	C
	Accessor Small to Mid Cap Fund	A	C
	Accessor Strategic Alternatives Fund	A	C
	Accessor Total Return Fund	A	C
	Accessor U.S. Government Money Fund	A	C
	Accessor Value Fund	A	C

Donald O’Connor	Accessor Aggressive Growth Allocation Fund
Accessor Balanced Allocation Fund
Accessor Growth Allocation Fund
Accessor Growth & Income Allocation Fund
Accessor Income Allocation Fund
Accessor Income & Growth Allocation Fund
Accessor Frontier Markets Fund
Accessor Growth Fund
Accessor High Yield Bond Fund
Accessor International Equity Fund
Accessor Investment Grade Fixed-Income Fund
Accessor Limited Duration U.S. Government Fund
Accessor Mortgage Securities Fund
Accessor Small to Mid Cap Fund
Accessor Strategic Alternatives Fund
Accessor Total Return Fund
Accessor U.S. Government Money Fund
Accessor Value Fund

DeWitt F. Bowman	Accessor Aggressive Growth Allocation Fund	A	D
	Accessor Balanced Allocation Fund	A	D
	Accessor Growth Allocation Fund	A	D
	Accessor Growth & Income Allocation Fund	A	D
	Accessor Income Allocation Fund	A	D
	Accessor Income & Growth Allocation Fund	A	D
	Accessor Frontier Markets Fund	A	D
	Accessor Growth Fund	A	D
	Accessor High Yield Bond Fund	A	D
	Accessor International Equity Fund	A	D
	Accessor Investment Grade Fixed-Income Fund	A	D
	Accessor Limited Duration U.S. Government Fund	A	D
	Accessor Mortgage Securities Fund	A	D
	Accessor Small to Mid Cap Fund	A	D
	Accessor Strategic Alternatives Fund	A	D
	Accessor Total Return Fund	A	D
	Accessor U.S. Government Money Fund	A	D
	Accessor Value Fund	A	D

INTERESTED TRUSTEES:

Name of Trustee	Fund	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies*
J. Alan Reid, Jr.	Accessor Aggressive Growth Allocation Fund	B	E
	Accessor Balanced Allocation Fund	A	E
	Accessor Growth & Income Allocation Fund	A	E
	Accessor Growth Allocation Fund	A	E
	Accessor Income Allocation Fund	A	E
	Accessor Income & Growth Allocation Fund	A	E
	Accessor Frontier Markets Fund	B	E
	Accessor Growth Fund Fund	A	E
	Accessor High Yield Bond Fund	B	E
	Accessor Investment Grade Fixed-Income Fund	A	E
	Accessor International Equity Fund	A	E
	Accessor Limited Duration U.S. Government Fund	A	E
	Accessor Mortgage Securities Fund	A	E
	Accessor Small to Mid Cap Fund	A	E
	Accessor Strategic Alternatives Fund	B	E
	Accessor Total Return Fund	A	E
	Accessor U.S. Government Money Fund	A	E
	Accessor Value Fund	A	E

*	Key to Dollar Ranges
A	None
B	$1-$10,000
C	$10,001 - $50,000
D	$50,001 - $100,000
E	Over $100,000

As of December 31, 2008, no Trustee who is not an interested person of the Trust owned any securities of the Funds’ Investment Advisor, any of the Funds’ Money Managers, the Distributor, or their affiliates.

TRUSTEE COMPENSATION

The Trust pays each independent Trustee a retainer fee in the amount of $25,000 per year, $10,000 each for attendance in person at a regular meeting ($5,000 for attendance via telephone at a regular meeting). The Funds also pay each independent Trustee $3,000 for attendance in person at each special meeting or committee meeting that is not held in conjunction with a regular meeting, $2,250 for attendance at a special telephonic meeting, and $1,000 per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees and the Chairman of the Audit Committee each receive a special retainer fee in the amount of $10,000 per year. The interested Trustee does not receive any compensation by the Funds. Officers of the Trust and Trustees who are affiliated persons of the Funds, their investment advisor or sub-advisors do not receive any compensation from the Trust or any other funds managed by the Funds’ investment advisor or sub-advisors. As discussed below in “Investment Advisory and Other Services – Other Services Providers,” the Trust has agreed to compensate the Investment Advisor for, among other expenses, providing an officer or employee of the Investment Advisor to serve as Chief Compliance Officer for the Funds, and may compensate the Investment Advisor for the time of other officers or employees of the Investment Advisor who serve in other compliance capacities for the Funds.

Compensation Received From Trust (As Of December 31, 2008)

Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex(1)
J. Alan Reid, Jr. Trustee*	None	None	None	None
Haig G. Mardikian, Trustee	$60,500	$0	$0	$60,500
Donald O’Connor, Trustee	$43,500	$0	$0	$43,500
DeWitt F. Bowman, Trustee	$60,500	$0	$0	$60,500

*	Interested

(1)	The Fund Complex consists of the Trust, which consists of thirty-one series.

TRUSTEE AND OFFICER INDEMNIFICATION

The Declaration of Trust provides that the Trust will indemnify the Trustees and may indemnify its officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Trust that they have acted in bad faith, with reckless disregard of their duties, willful misconduct or gross negligence. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and its officers.

PORTFOLIO HOLDINGS DISCLOSURE

The Trust has adopted policies and procedures related to the selective disclosure of portfolio holdings (“Disclosure Policies”). The Disclosure Policies provide that it is the policy of the Funds and their service providers to protect the confidentiality of their holdings and prevent the selective disclosure of non-public information about the Funds’ portfolio holdings. The Disclosure Policies are designed to address conflicts of interest between the Funds’ shareholders and its Investment Advisor, Money Managers, principal underwriter or any affiliated person of such entities by limiting and delineating the circumstances under which non-public information about the Funds’ portfolio holdings may be disseminated. No information concerning the portfolio holdings of the Funds may be disclosed to any unaffiliated third party except in limited circumstances, as described below.

Violations of the Disclosure Policies must be reported to the Trust’s Chief Compliance Officer. If the Chief Compliance Officer, in the exercise of his or her duties, deems that such violation constitutes a “Material Compliance Matter” within the meaning of Rule 38a-1 under the 1940 Act, he/she shall report it to the Trust’s Board of Trustees, as required by Rule 38a-1.

Disclosures Required by Law

Nothing contained in the Disclosure Policies is intended to prevent the disclosure of portfolio holdings information as may be required by applicable laws and regulations. For example, the Funds or any of their affiliates or service providers may file any report required by applicable law, such as periodic portfolio disclosure in filings with the SEC, respond to requests from regulators, and comply with valid subpoenas.

Public Disclosures on Web Site

The Trust discloses the portfolio holdings of each Fund as of the end of each month on its web site at www.accessor.com. Portfolio holdings as of month-end will be posted on the 21st day of the next succeeding month (or, if the 21st day is not a business day, then on the next business day). The portfolio holdings for each month will remain available on the website for a minimum of six months following the date posted. In addition, the Trust may, at the discretion of the Investment Advisor, publicly disclose portfolio holdings information at any time with respect to securities held by the Funds that are in default, distressed, or experiencing a negative credit event. Any such disclosure will be broadly disseminated via the Funds’ website or other means.

Confidential Dissemination of Portfolio Holdings

The Funds may disclose portfolio holdings, under Conditions of Confidentiality, as defined herein, before their public disclosure is required or authorized by policy as above, to service providers, to data aggregators, and to mutual fund evaluation and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds in order to monitor and report on various attributes including style, capitalization, maturity, yield, beta, etc. These services and departments then distribute the results of their analysis to the public, paid subscribers and/or in-house brokers. Holdings authorized to be disclosed may be disclosed by officers of the Funds, the Investment Advisor, or service providers in possession of such information. Such holdings are released under conditions of confidentiality. “Conditions of Confidentiality” means that:

(a)

the recipient may not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Funds before the portfolio holdings or results of the analysis become public information; and

(b)

the recipient must sign a written Confidentiality Agreement in form and substance acceptable to the Trust’s Chief Compliance Officer which, among other things, provides that the recipient of the portfolio holdings information agrees to limit access to the information to those persons who are subject to confidentiality obligations, and includes an obligation not to trade on non-public information.

The Trust’s Board of Trustees or Chief Compliance Officer may, on a case-by-case basis, impose additional restrictions on the dissemination of portfolio information beyond those imposed by the Disclosure Policies, or may approve exceptions or revisions to the Disclosure Policies. For example, the Funds may determine to not provide purchase and sale information with respect to Funds that invest in smaller capitalization companies or less liquid securities. The Disclosure Policies may not be waived, or exceptions made, without the consent of the Trust’s Board of Trustees or Chief Compliance Officer.

The Board of Trustees will review at least annually a list of the entities that have received such information, the frequency of such disclosures and the business purpose therefore. Any material changes to the policies and procedures for the disclosure of portfolio holdings will be reported to the Board on at least an annual basis.

The identity of the entities with which the Trust has ongoing arrangements to provide portfolio holdings information under Conditions of Confidentiality, the frequency with which they receive such information and the length of the lag between the date of the information and the date it is disclosed is provided below:

Firm	Purpose	Timing	Lag Time
Morningstar	Reporting Service	Monthly	one month
Money Managers	Portfolio Manager	Daily	None
Lipper	Reporting Service	Monthly	one month
iMoneyNet	Reporting Service	Monthly	one month

The policy also permits the daily or less frequent disclosure of any and all portfolio information to the Funds’ service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds’ custodian, fund accountants, investment advisor and money managers, administrator, independent public accountants, attorneys, officers and directors and each of their respective affiliates and advisors, who are subject to duties of confidentiality imposed by law and/or contract, including a duty not to trade on non-public information.

Analytical Information

The Funds or their duly authorized service providers may distribute the following information concerning each Fund’s portfolio before disclosure of all portfolio holdings is made as discussed above, provided that the information has been publicly disclosed (via the Funds’ website or otherwise):

•	Top Twenty-five Holdings. Top twenty-five holdings and the total percentage of the Fund such aggregate holdings represent.

•	Sector Holdings. Sector information and the total percentage of the Fund held in each sector.

•	Other Portfolio Characteristic Data. Any other analytical data that does not identify any specific portfolio holding.

Press Interviews, Broker Discussions, etc.

Portfolio managers and other senior officers or spokespersons of the Funds may disclose or confirm the ownership of any individual portfolio holding position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with these Disclosure Policies. For example, a portfolio manager discussing a particular Fund may indicate that he or she likes and/or owns for the Fund a security only if the Fund’s ownership of such security has previously been publicly disclosed (and the statement is otherwise accurate and not misleading).

Trading Desk Reports

The trading desks of the Funds’ Investment Advisor or Money Managers may periodically distribute lists of applicable investments held by their clients (including the Funds) for the purpose of facilitating efficient trading of such investments and receipt of relevant research.

Research Coverage

The Funds’ Investment Advisor or Money Managers may periodically distribute a list of the issuers and securities that are covered by their research department as of a particular date. The list of issuers and securities may represent securities currently held by the Funds and securities which may be purchased for the Funds. In no case will a list specifically identify an issuer’s securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes.

Conflicts of Interest

Whenever portfolio holdings disclosure made pursuant to the Disclosure Policies involves a conflict of interest between the Funds’ shareholders and the Funds’ Investment Advisor, Money Managers, Distributor or any affiliated person of the Funds, the disclosure may not be made unless a majority of the independent Trustees or a majority of a Board committee consisting solely of independent Trustees approves such disclosure after considering the best interests of shareholders and potential conflicts in making such disclosures. The Funds, the Funds’ Investment Advisor and Money Managers will not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind.

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Advisor

Forward Management, LLC (“Forward Management” or the “Investment Advisor”) serves as the investment advisor to each of the Funds. Forward Management has the authority to manage the Funds in accordance with the investment objective, policies and restrictions of the Funds and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different sub-advisors (each, a “Money Manager” and collectively, the “Money Managers”) with the approval of the Trustees of each of the Funds and each Fund’s shareholders. Forward Management also provides the Funds with ongoing management supervision and policy direction.

Forward Management is a registered investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). Forward Management supervises the activities of each Money Manager and manages the assets of certain of portfolios of the Trust directly, without the use of a sub-advisor. Forward Management is located at 433 California Street, 11th Floor, San Francisco, California 94104. Gordon P. Getty and the ReFlow Forward Family Holding Company, LLC (“ReFlow Forward Family Holding Company”) each hold approximately 35% of Forward Management’s ownership interest, with the balance held by employees and unaffiliated outside investors. Mr. Getty is the Manager of ReFlow Forward Family Holding Company, which was organized as a Delaware limited liability company on December 20, 2006.

Other than with respect to the Allocation Funds, the Alternatives Funds and U.S. Government Money Fund, Forward Management has delegated the authority to manage each Fund to Money Managers. On September 1, 2008, Forward Management replaced Accessor Capital Management LP (“Accessor Capital”) as the investment advisor to each of the Funds (except for Accessor Frontier Markets Fund which commenced investment operations after such date). The thirty-one portfolios of the Trust are Forward Management’s principal investment advisory clients. Daily investment decisions are made by Forward Management for the Allocation Funds, Frontier Markets Fund, Strategic Alternatives Fund and U.S. Government Money Fund and by the Money Managers for each other Fund. Certain information regarding Forward Management is described above, and certain information regarding each of the Money Managers is described below.

Hiring Sub-Advisors without Shareholder Approval

Forward Management and the Trust have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees of the Trust, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Money Managers

Accessor Allocation Funds, Accessor Frontier Markets Fund, Accessor Strategic Alternatives Fund and Accessor U.S. Government Money Fund

The portfolios of each of the Allocation Funds, Frontier Markets Fund, Strategic Alternatives Fund and U.S. Government Money Fund are managed by Forward Management. Forward Management is discussed above.

Accessor Growth Fund

SMITH ASSET MANAGEMENT GROUP LP (“Smith Group”) serves as the Money Manager for the Growth Fund. Smith Group is a Texas limited partnership whose General Partner owns the majority of voting securities of Smith Group. The General Partner is Dallas Advisors, LLC. Limited partners are: Strategic Investment Group Ventures, LLC, Smith Group Employee Partners, LLC, and Smith Group Employee Partners II, LLC. Smith Group’s large cap core/growth investment process is best described as a core approach. Smith Group buys companies that are undervalued according to a number of commonly accepted value measures, but have improving business fundamentals. Smith Group believes that the best evidence that fundamentals are improving is that a company reports earnings that are better than expected, and that it follows through with a pattern of these positive earnings surprises. During the period in which a company is reporting a series of positive earnings surprises it is generally experienced rapidly accelerating earnings growth that is above the company’s historic growth rate. Smith Group has developed a process of combining traditional fundamental research, behavioral finance, and the latest technological tools in order to find companies with hidden fundamental business improvement. Smith Group uses this process as a way of finding the undervalued companies that have a catalyst for unlocking their value, providing a balance within the portfolio to exposures to valuation and growth. As of December 31, 2008, Smith Group had approximately $3.6 billion assets under management.

Accessor High Yield Bond Fund

FIRST WESTERN INVESTMENT MANAGEMENT, INC. (“First Western”), a Colorado corporation, is the Money Manager for the High Yield Bond Fund. First Western is a registered investment adviser under the Investment Advisors Act. First Western is a wholly-owned subsidiary of First Western Financial, Inc., a Colorado corporation, 150 individual which is a privately owned bank holding company with approximately shareholders. First Western acquired the investment advisory business of Financial Management Advisers, LLC. (“FMA”), a California corporation, the prior Money Manager of the High Yield Bond Fund since inception, on June 1, 2008. First Western’s high yield fixed income investment strategy seeks as its primary objective high current yield by investing primarily in lower-ranked, high-yield corporate debt securities, commonly referred to as “junk bonds”. Because First Western views high yield bonds as “stocks with a coupon”, First Western’s high yield investment analysis combines input from both the equity and fixed-income sectors. First Western looks at fundamental research prepared by its team of fixed income and equity analysts, spreadsheets on company specifics prepared by First Western and information from other available sources. First Western begins its investment process with a traditional top-down analysis, using a team approach. On a monthly basis, First Western determines what it believes to be the main drivers of the economy, and consequently, which sectors of the economy should be weighted more heavily in the Fund. First Western then compares the sector allocations of the Fund to the Merrill Lynch U.S. High Yield Master II Index to determine whether the Fund is consistent with First Western’s investment policy and what sectors should be targeted for new research. In addition, the Fund will be diversified across industries. In selecting individual issues, First Western emphasizes bottom-up fundamental analysis, including the examination of industry position, cash flow characteristics, asset protection, liquidity, management quality and covenants. First Western also considers the enterprise value compared with the total debt burden. Assets under management as of December 31, 2008 were approximately $[   ] million for First Western and $[   ] billion for First Western Financial, Inc.

Accessor International Equity Fund

LAZARD ASSET MANAGEMENT LLC (“Lazard”) serves as the Money Manager for the International Equity Fund. Lazard has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard is an investment adviser registered with the SEC and manages investments for corporations, endowments, public and private pension funds, individuals, private investment funds and mutual funds, with $[ ] billion in assets under management as of December 31, 2008. Lazard uses a team approach to managing the Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers.

Accessor Investment Grade Fixed-Income Funds

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (“PIMCO”) is the Money Manager of the Investment Grade Fixed-Income Fund. PIMCO is a Delaware limited liability company founded in Newport Beach, California in 1971. In 2000, PIMCO was acquired by Allianz SE, a large global financial services company based in Germany. PIMCO operates as a separate and autonomous subsidiary of Allianz. PIMCO is majority owned by Allianz Global Investors of America L.P., a Delaware limited partnership, and minority owned by PIMCO Partners, LLC, a California limited liability company. PIMCO Partners, LLC is owned by the current managing directors and certain executive management of PIMCO. The sole general partner of Allianz Global Investors of America L.P. is Allianz-Pac Life Partners LLC, a Delaware limited liability company whose sole member is Allianz Global Investors U.S. Holding LLC, a Delaware limited liability company. The sole member of Allianz Global Investors U.S. Holding LLC is Allianz Global Investors of America LLC, which has two members, Allianz of America, Inc., a Delaware corporation which owns a 99.9% non-managing interest and Allianz Global Investors of America

Holdings Inc., a Delaware corporation which owns a 0.1% managing interest. Allianz Global Investors of America Holdings Inc. is a wholly-owned subsidiary of Allianz Global Investors Aktiengesellschaft, which is owned 25.53% by Allianz-Argos 6 Vermogensverwaltungesgesellschaft mbH and 74.47% by Allianz SE. Allianz-Argos 6 Vermogensverwaltungesgesellschaft mbH is wholly-owned by Allianz Finanzbeteiligungs GmbH which is wholly owned by AllianzSE. Allianz SE indirectly holds a controlling interest in Allianz Global Investors of America LP. Allianz SE is a European-based, multinational insurance and financial services holding company. PIMCO may from time to time manage assets for Allianz SE and other direct and indirect equity holders in Allianz Global Investors of America LP. These amounts may from time to time be material to PIMCO’s investment advisory business. PIMCO is one of the world’s largest fixed-income managers, with a presence in every major global bond market. PIMCO started as a subsidiary of Pacific Life Insurance Company to manage separate accounts for institutional clients. Today, the PIMCO Group’s global client base is served from offices in New York, Singapore, Tokyo, London, Sydney, Munich, Toronto, Hong Kong, and Newport Beach. As of December 31, 2008, PIMCO and its global affiliates had approximately $[   ] million in assets under management.

Accessor Limited Duration U.S. Government and Accessor Total Return Funds

PENNANT MANAGEMENT, INC. (“Pennant Management”) serves as the Money Manager for the Total Return and Accessor Limited Duration U.S. Government Funds. Pennant Management is a Wisconsin corporation that is a registered investment advisor under the Advisers Act. Pennant Management is owned by U.S. Fiduciary Services, Inc., an Illinois corporation.

Pennant Management manages the investment portfolios of insurance companies, community banks, healthcare organizations, governmental units and other personal and employee benefit trusts and entities.

As of December 31, 2008, Pennant Management managed assets of approximately $[   ] billion.

Accessor Mortgage Securities Fund

BLACKROCK FINANCIAL MANAGEMENT, INC. (“BlackRock”) is the Money Manager of the Mortgage Securities Fund. BlackRock is an independent firm with no majority share holder and an independent-majority Board of Directors. Merrill Lynch holds an approximate 49.8% economic interest in BlackRock (and a 45% voting interest) and The PNC Financial Services Group, Inc. holds a 34% stake in BlackRock. The remaining 17% is held by employees and the public (NYSE: BLK). BlackRock’s investment strategy and decision-making process emphasize: (i) duration targeting, (ii) relative value sector and security selection, (iii) rigorous quantitative analysis to evaluate securities and portfolios, (iv) intense credit analysis and (v) judgment of experienced portfolio managers. Funds are managed in a narrow band around a duration target determined by the client. Specific investment decisions are made using a relative value approach that encompasses both fundamental and technical analysis. In implementing its strategy, BlackRock utilizes macroeconomic trends, supply/demand analysis, yield curve structure and trends, volatility analysis, and security specific option-adjusted spreads. BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Mr. Andrew J. Phillips, Managing Director, is primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. Together with its affiliates, BlackRock serves as investment advisor to fixed income, equity and liquidity investors in the United States and overseas through funds and institutional accounts with combined total assets at December 31, 2008, of approximately $[   ] trillion.

Accessor Small to Mid Cap Fund

LOS ANGELES CAPITAL MANAGEMENT AND EQUITY RESEARCH, INC. (“LA Capital”), located at 11150 Santa Monica Blvd. Suite 200, Los Angeles, California 90025, serves as Money Manager for the Small to Mid Cap Fund. A team of investment professionals manages the portion of the Small to Mid Cap Fund’s assets allocated to LA Capital. The team consists of Thomas D. Stevens, Hal W. Reynolds, David R. Borger, Stuart K. Matsuda and Christine M. Kugler. Mr. Stevens, CFA, a Principal, is the Chairman of LA Capital. Mr. Reynolds, CFA, a Principal, is the Chief Investment Officer of LA Capital. Mr. Borger, CFA, a Principal, is the Director of Research for LA Capital. Mr. Matsuda, a Principal, is the Director of Trading for LA Capital. Ms. Kugler, a Principal, is the Director of Implementation for LA Capital. Prior to 2002, all members of the team were employed by Wilshire

Asset Management (Wilshire Associates). Mr. Stevens was a Senior Managing Director and Principal at Wilshire. Mr. Reynolds and Mr. Borger were Managing Directors and Principals at Wilshire, and Mr. Matsuda was a Vice President and Principal at Wilshire. As of December 31, 2008, LA Capital had approximately $4.4 billion in assets under management.

Accessor Value Fund

Acadian Asset Management LLC (“Acadian”) serves as the Money Manager for the Value Fund. Acadian is a subsidiary of Old Mutual Asset Managers (US), LLC (“OMAM”), which is an indirectly wholly owned subsidiary of Old Mutual plc, a UK-listed financial services company. Acadian is one of approximately 20 investment management firms representing a diverse mix of asset classes and management styles under the OMAM umbrella. Acadian has two wholly owned investment advisory affiliates. Acadian Asset Management Singapore Pte Ltd., is located in Singapore and is registered with the Monetary Authority of Singapore. Acadian Asset Management (UK) Limited is located in London and is authorized and regulated by the UK Financial Services Authority. We also have an investment advisory joint venture with Colonial First State Investments in Australia whereby we manage dedicated Australian-only strategies. The name of this entity is Acadian Asset Management (Australia) Limited. Effective December 29, 2007, Acadian converted from a Massachusetts corporation into a Delaware limited liability company through the merger of Acadian Asset Management, Inc. into Acadian Asset Management LLC. The primary purpose of this merger was to enable Acadian to offer a new equity plan to key employees. No change of control resulted from the merger and Acadian’s management and investment teams remain in place. Acadian remains a subsidiary of OMAM and OMAM remains an indirect wholly owned subsidiary of Old Mutual plc. As a result of the merger, Old Mutual Asset Managers (US) owns 100% of the class A (voting) shares of Acadian. Ownership of the class B shares, which provide financial participation in the profitability of the firm, are divided, with just over 71% owned by Old Mutual and the remainder owned by a Key Employee Limited Partnership composed of Acadian employees and consultants. The entire Acadian core equity investment team oversees a single process that produces all core equity portfolios. Acadian’s U.S. Value Equity strategy uses a highly disciplined and structured approach to select the most attractive stocks from the 5,500 currently contained in our U.S. universe. The process systematically seeks to unearth securities with unrecognized value, as well as improving earnings prospects, to help unlock that value. To summarize the process, portfolios are built from the bottom up. Each stock is examined on a broad range of factor criteria (including valuation, earnings, quality metrics, and price movements), first from a bottom-up perspective to predict the attractiveness of individual securities within each industry group, and then from a top-down perspective to predict how well the stock’s industry will perform relative to other industries in the U.S. The management team consists of 12 portfolio managers. Each account is assigned a lead manager to monitor adherence to client specific investment objectives. While the lead manager on an account is responsible for ensuring that the portfolio continually reflects the client’s goals and adheres to guidelines, every client portfolio is reviewed and monitored by multiple members of the investment team. Constantine Papageorgiou will be the lead manager for the portfolio. Qi Zeng will be the backup portfolio manager. As of December 31, 2008, Acadian managed discretionary assets of approximately $[   ] billion.

Investment Management Agreement

Each Fund pays to Forward Management an investment advisory fee, which is computed daily and paid monthly, at the following annual rates based on the average daily net assets of the respective Funds.

Fund	Advisory Fee
Aggressive Growth Allocation	0.10%
Balanced Allocation	0.10%
Growth Allocation	0.10%
Growth & Income Allocation	0.10%
Income Allocation	0.10%
Income & Growth Allocation	0.10%
Frontier Markets	0.85%
Growth	0.45%
High Yield Bond	0.36%
International Equity	0.55%
Investment Grade Fixed-Income	0.33%
Limited Duration U.S. Governement	0.12%
Mortgage Securities	0.36%
Small to Mid Cap	0.60%
Strategic Alternatives	0.70%
Total Return	0.12%
U.S. Government Money	0.08%
Value	0.45%

From time to time, the Investment Advisor may waive receipt of its fees and/or voluntarily assume certain Fund expenses, which would have the effect of reducing a Fund’s expense ratio and increasing returns to shareholders at the time such amounts are waived or assumed, as the case may be. Each class of shares of the Funds pays its respective pro rata portion of the advisory fees payable by the Funds.

The Allocation Funds bear their pro rata portion of the fees and expenses of the Underlying Funds, including the investment advisory fees described below. The Trust has submitted an application to the SEC for an exemptive order allowing the Allocation Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Allocation Funds’ expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds.

Under the terms of the investment advisory contract between the Trust and the Investment Advisor (the “Investment Management Agreement”), the Investment Advisor provides a program of continuous investment management for the Funds with regard to the Funds’ investment of their assets in accordance with the Funds’ investment objectives, policies and limitations. In providing investment management services to each Fund, the Investment Advisor will: (a) make investment decisions for the Funds, including, but not limited to, the selection and management of the Money Managers for the Funds, in which case any of the duties of the Investment Advisor under the Investment Management Agreement may be delegated to such Money Managers subject to approval by the Board of Trustees; (b) if Money Managers are appointed with respect to the Funds, monitor and evaluate the performance of the Money Managers under their respective sub-advisory agreements in light of the investment objectives and policies of the respective Fund, and render to the Trustees such periodic and special reports related to such performance monitoring as the Trustees may reasonably request, and analyze and recommend changes in Money Managers as the Investment Advisor may deem appropriate; (c) place orders to purchase and sell investments in the Funds; (d) furnish to the Funds the services of its employees and agents in the management and conduct of the corporate business and affairs of the Funds; (e) if requested, and subject to certain reimbursement provisions of the Investment Management Agreement with respect to the Chief Compliance Officer of the Trust, provide the services of its officers as officers or administrative executives of the Funds of the Trust who are “interested persons” of the Trust or its affiliates, as that term is defined in the 1940 Act, subject in each case to their individual consent to serve and to applicable legal limitations; and (f) provide office space, secretarial and clerical services and wire and telephone services (not including toll charges, which will be reimbursed by the Funds), and monitor and review Fund contracted services and expenditures pursuant to the distribution and service plans of the Funds. Under the Investment Management Agreement, the Investment Advisor is also authorized to enter into brokerage transactions, including with brokers affiliated with the Investment Advisor, with respect to each Fund’s portfolio securities, always subject to best execution. The Investment Management Agreement authorizes each Fund to use soft dollars to obtain research reports and services and to use directed brokerage on behalf of the Fund;, however, the Investment Advisor reviews such transactions on a quarterly basis. The Investment Advisor may also aggregate sales and purchase orders of securities held in a Fund with similar orders being made simultaneously for other accounts managed by the Investment Advisor or with accounts of the Investment Advisor’s affiliates, if in the Investment Advisor’s reasonable judgment such aggregation shall result in an overall economic benefit to the respective Fund.

The following table describes the advisory fees paid by each operational Fund to Forward Management and the predecessor Investment Advisor for the last three fiscal years ended December 31, 2008.

Fund[1]	2006	2007	2008

Aggressive Growth Allocation	$56,295	$76,014	$
Balanced Allocation	$84,251	$118,611	$
Growth Allocation	$115,103	$148,803	$
Growth & Income Allocation	$126,160	$159,282	$
Income Allocation	$16,402	$18,364	$
Income & Growth Allocation	$32,513	$37,150	$
Frontier Markets[2]	N/A	N/A		N/A
Growth	$731,009	$793,451	$
High Yield Bond	$198,276	$273,211	$
Investment Grade Fixed-Income	$171,702	$192,127	$
International Equity	$715,544	$1,294,040	$
Limited Duration U.S. Government	$65,103	$70,890	$
Mortgage Securities	$371,833	$194,568	$
Small to Mid Cap	$1,364,016	$1,989,265	$
Strategic Alternatives	N/A	N/A
Total Return	N/A	$14, 437	$
U.S. Government Money	$997,541	$1,066,912	$
Value	$573,826	$671,301	$

1 Effective September 1, 2008, Forward Management became the Investment Advisor to the Funds (except for the Frontier Markets Fund which commenced investment operations after such date). Payments made prior to that date as referenced in the table above were made to the Funds’ previous Investment Advisor, Accessor Capital.

2 The Frontier Markets Fund commenced investment operations on December 31, 2008. Therefore, neither Forward Management nor Accessor Capital received any fees under a management agreement with the Fund for the prior three fiscal periods ending on December 31st of each year.

As described in the Prospectuses, the Investment Advisor has agreed to waive its investment advisory fee with respect to each of the Allocation Funds until [   ], 20[   ]. The is no assurance that these waivers will be continued beyond that date.

As further described in the Prospectuses, the Investment Advisor has agreed to limit the total expenses of the Funds through the dates indicated to the annual rates stated below. There is no assurance that these expense limitations will be continued beyond the dates indicated.

Fund	Class	End Date	Expense Limit
Frontier Markets	A Class			%
Frontier Markets	Advisor			%
Frontier Markets	Investor			%
Frontier Markets	Institutional			%
Growth	A Class			%
Growth	C Class			%
Growth	Advisor			%
Growth	Investor			%
Growth	Institutional			%
High Yield Bond	A Class			%
High Yield Bond	C Class			%
High Yield Bond	Advisor			%
High Yield Bond	Investor			%
High Yield Bond	Institutional			%
International Equity	A Class			%
International Equity	C Class			%
International Equity	Advisor			%
International Equity	Investor			%
International Equity	Institutional			%
Investment Grade Fixed-Income	A Class			%
Investment Grade Fixed-Income	C Class			%
Investment Grade Fixed-Income	Advisor			%
Investment Grade Fixed-Income	Investor			%
Investment Grade Fixed-Income	Institutional			%
Limited Duration U.S. Government	A Class			%
Limited Duration U.S. Government	C Class			%
Limited Duration U.S. Government	Advisor			%
Limited Duration U.S. Government	Investor			%
Limited Duration U.S. Government	Institutional			%
Mortgage Securities	C Class			%
Mortgage Securities	Advisor			%
Mortgage Securities	Investor			%
Mortgage Securities	Institutional			%
Small to Mid Cap	A Class			%
Small to Mid Cap	C Class			%
Small to Mid Cap	Advisor			%
Small to Mid Cap	Investor			%
Small to Mid Cap	Institutional			%
Strategic Alternatives	A Class			%
Strategic Alternatives	C Class			%
Strategic Alternatives	Advisor			%
Strategic Alternatives	Investor			%
Strategic Alternatives	Institutional			%
Total Return	A Class			%
Total Return	C Class			%
Total Return	Advisor			%
Total Return	Investor			%
Total Return	Institutional			%
U.S. Government Money	A Class			%
U.S. Government Money	C Class			%
U.S. Government Money	Advisor			%
U.S. Government Money	Investor			%
U.S. Government Money	Institutional			%
Value	A Class			%
Value	C Class			%
Value	Advisor			%
Value	Investor			%
Value	Institutional			%

Investment Sub-Advisory Agreements

Currently, Forward Management invests all of the assets of the Allocation Funds, the Alternatives Funds and the U.S. Government Money Fund. Forward Management may also invest each Fund’s liquidity reserves, and all or any portion of the Fund’s other assets not assigned to a Money Manager. Each other Fund currently has a Money Manager investing all or part of its assets.

The Money Managers selected by Forward Management have no affiliation with or relationship to the Trust or Forward Management other than as discretionary managers for each Fund’s assets.

The fees paid to the Money Managers are paid directly by the respective Fund pursuant to a Money Manager Agreement among the Trust on behalf of the individual Fund, Forward Management and the Money Manager. For the High Yield Bond Fund, Investment Grade Fixed-Income Fund, International Equity Fund, Limited Duration Fund, Mortgage Securities Fund, Small to Mid Cap Fund and Total Return Fund, this fee is a fixed rate, as set forth below. Fees are computed daily and paid quarterly at an annual rate based on the aggregate daily net assets of each Fund pursuant to the following schedule:

Fund	Annualized Asset Based Fee

Growth[1]	0.25%

High Yield Bond	0.25%

International Equity Fund	0.45% on assets up to $500 million
0.425% on assets over $500 million up to $1 billion
0.40% on assets over $1 billion

Investment Grade Fixed-Income[2]	0.25%

Limited Duration U.S. Government	0.35% on assets up to $25 million
0.25% on assets over $25 million up to $100 million
0.20% on assets over $100 million

Mortgage Securities	0.25% on assets up to $100 million
0.20% on assets over $100 million up to $200 million
0.15% on assets over $200 million

Small to Mid Cap[3]	0.40%

Total Return	0.50%

Value[1]	0.25%

1 The Money Managers for the Growth and Value Funds are compensated based on their performance and each money manager agreement contains a fulcrum fee arrangement (as described below).

2 Prior to May 18, 2008, the Money Manager Fee was 0.15%.

3 Prior to June 1, 2008, the Money Manager was paid under a fulcrum fee arrangement.

The Money Managers for the Growth and Value Funds are compensated based on their performance and each money manager agreement contains a fulcrum fee arrangement.

A fulcrum fee has two parts: a base fee and a performance fee. In a typical fulcrum fee arrangement, the base fee is the predetermined rate at which the subadvisor is paid when its net performance is in line with that of the fund’s benchmark. The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with predetermined rates of adjustment. In a fulcrum fee arrangement, a subadvisor is rewarded for out performance or penalized for underperformance in equal measure. Depending on a fund’s net performance versus its benchmark, the subadvisor will receive a fee adjustment in accordance with a formula that equates a percentage of out or underperformance to a percentage of fee increases or decreases, respectively. This formula has matching maximum and minimum ranges in which the fees can be adjusted. Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months. In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease. The basic idea of a fulcrum fee is that when fund performance is bad, the advisor or subadvisor should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a subadvisor more than the base fee, even though the performance of both the fund and the fund’s benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund’s net performance.

The following table describes the advisory fees paid by each Fund to the respective Money Manager for the last three fiscal years ended December 31, 2008.

Fund	Money Manager	2006	2007	2008

Growth[1]	INTECH Partners	$731,009	$542,520		N/A
	Smith Group	N/A	$120,216	$

High Yield Bond[2]	Financial Management Advisors	$137,692	$189,721	$
	First Western	N/A	N/A	$

International Equity[4]	Pictet Asset Management	$593,133	$1,054,313	$
	Lazard	N/A	N/A	$

Investment Grade Fixed-Income[3]	Cypress Asset Management	$52,031	$78,148	$
	PIMCO	N/A	N/A	$

Limited Duration U.S. Government	Pennant Management	$160,631	$172,686	$

Mortgage Securities	BlackRock	$244,523	$135,116	$

Small to Mid Cap[5]	SSgA Funds Management	$795,676	$1,130,684	$
	LA Capital	N/A	N/A	$

Total Return	Pennant Management	N/A	$60,162	$

Value	Wellington Management Acadian	$318,792	$372,944

1 Until September 21, 2007, INTECH Partners was the Money Manager for the Growth Fund.

2 Until May 30, 2008, Financial Management Advisors was the Money Manager for the High Yield Bond Fund.

3 Until May 16, 2008, Cypress Asset Management was the Money Manager for the Investment Grade Fixed-Income Fund.

4 Until November 30, 2008, Pictet Asset Management was the Money Manager for the International Equity Fund.

5 Until May 30, 2008, SSgA Funds Management was the Money Manager for the Small to Mid Cap Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Investment Management Agreement and Money Manager Agreements for the Accessor Funds is available in Accessor Funds’ annual report for the most recent fiscal year ended December 31, 2008.

Portfolio Managers

Forward Management:

Allocation Funds, Frontier Markets Fund, Strategic Alternatives Fund and U.S. Government Money Fund

OTHER ACCOUNTS MANAGED. An investment committee has been primarily responsible for the management of the Allocation Funds, the Frontier Markets Fund, the Strategic Alternatives Fund and the U.S. Government Money Fund. The Investment Committee consists of Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst. The following table shows, as of December 31, 2008, for each member of the Investment Committee, the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Nathan J. Rowader
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Jim O’Donnell
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Paul Herber
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Justin H. Roberge
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of December 31, 2008, no member of the Investment Committee beneficially owned shares of the Funds.

POSSIBLE CONFLICTS OF INTEREST. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies as the Funds. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the portfolio manager may have an incentive to allocate securities that are expected to increase in value to favored funds. Forward Management has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

COMPENSATION. Mr. O’Donnell’s compensation consists of a fixed salary and long-term and short-term management incentive programs that are based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects Mr. O’Donnell’s compensation.

The compensation of Messrs. Rowader, Herber and Roberge includes a fixed salary and a discretionary bonus that is based, in part, on the profitability of Forward Management. To the extent the success of the Fund affects the profitability of Forward Management, it indirectly affects their compensation.

Smith Group:

Accessor Growth Fund

OTHER ACCOUNTS MANAGED. The Growth Fund is team-managed by the Smith Group. As Chief Investment Officer, Stephen S. Smith, CFA, directs the portfolio management team in implementing the investment process he designed. The team employs a process that combines quantitative and traditional research criteria that Stephen S. Smith, CFA has executed for over 25 years. Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, William Ketterer, CFA, and A. Michelle Pryor, CFA have been jointly and primarily responsible for the day-to-day management of the Growth Fund since September 21, 2007. The following table shows, as of December 31, 2008, the number of accounts the team managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts. The team manages the same accounts.

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Registered Investment Companies	5	$374.5 million	0	$0
Other Pooled Investment Vehicles	8	$ 69.7 million	0	$0
Other Accounts	397	$2,855 million	5	$153.4 million

As of December 31, 2008, the portfolio managers beneficially owned no shares of the Fund.

POSSIBLE CONFLICTS OF INTEREST. As shown in the table above, the Fund’s portfolio managers may manage other accounts with investment strategies similar to the Fund. Fees earned by the advisor may vary among these accounts and the portfolio managers may personally invest in some but not all of these accounts. These factors could create conflicts of interest because a portfolio manager may have incentives to favor certain accounts over others, resulting in other accounts outperforming the Fund. A conflict may also exist if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but a Fund is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Fund. However, Smith Group believes that these risks are mitigated by the fact that accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, portfolio holdings that may be transferred in-kind when an account is opened, differences in cash flows and account sizes, and similar factors. In addition, Smith Group generates regular daily trades for all of its clients using proprietary trade system software. Trades are submitted to designated brokers in a single electronic file at one time during the day, pre-allocated to individual clients. If an order is not completely filled, executed shares are allocated to client accounts in proportion to the order.

The Money Manager has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients overtime.

COMPENSATION. The following describes the structure and method of calculating the portfolio managers’ compensation as of December 31, 2008.

For managing the Fund and all other accounts, the portfolio managers receive base pay in the form of a fixed annual salary paid by Smith Group, and which is not based on performance or assets of the Fund or other accounts. The portfolio managers are also eligible for a cash bonus as determined by Smith Group, and which is not based on performance or assets of the Fund or other accounts, rather it is based on overall corporate performance and individual contribution. The portfolio managers, as part owners of Smith Group, also receive compensation by virtue of their ownership interest in Smith Group.

First Western:

Accessor High Yield Bond Fund

OTHER ACCOUNTS MANAGED. The portfolio manager of the Fund is Steven S. Michaels. The portfolio manager manages other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of December 31, 2008, the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of December 31, 2008, the portfolio manager beneficially owned no shares of the Fund.

POSSIBLE CONFLICTS OF INTEREST. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies of the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Money Manager may receive more compensation with respect to certain similar accounts than with respect to the Fund or may receive compensation based in part on the performance of certain similar funds. This may create the potential conflict of interest for the Money Manager or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Money Manager could be viewed as having a conflict of interest to the extent that the Money Manager or an affiliate has proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Money Manager may be have an incentive to allocate securities that are expect to increase in value to favored funds.

The Money Manager has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients overtime.

COMPENSATION. First Western provides its portfolio managers with competitive compensation, which may vary from year to year based on a number of factors that include profitability of the firm. The principal components of compensation include a base salary, a discretionary bonus, competitive career path, and possibly stock options.

Generally portfolio managers receive base compensation which is determined on a variety of components including: their seniority and/or their position with the firm, amount of assets supervised and other management roles and responsibilities within the firm, investment performance of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s team work and contribution to the overall performance of these portfolios. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of their total compensation, and may include stock options. Discretionary compensation can include a discretionary cash bonus. First Western also provides for a competitive career path and may provide additional compensation for new assets brought to the firm. Compensation is not based on performance of the Fund or the other accounts.

Lazard:

Accessor International Equity Fund

Lazard Asset Management LLC became the Money Manager of the International Equity Fund on December 1, 2008. Lazard uses a team approach to managing the Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

OTHER ACCOUNTS MANAGED. The tables below include details about the type, number and assets under management for the various types of accounts, and total assets in the accounts with respect to which the advisory fee is based on the performance of the accounts that the team managed as of December 31, 2008:

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of December 31, 2008, the portfolio managers beneficially owned no shares of the Fund.

POSSIBLE CONFLICTS OF INTEREST. Portfolio managers at Lazard manage multiple accounts for a diverse client base, including private clients, institutions and investment funds. Lazard manages all portfolios on a team basis. The team is involved at all levels of the investment process. This team approach allows for every portfolio manager to benefit from his/her peers, and for clients to receive the firm’s best thinking, not that of a single portfolio manager. Lazard manages all like investment mandates against a model portfolio. Specific client objectives, guidelines or limitations then are applied against the model, and any necessary adjustments are made.

Although the potential for conflicts of interest exist when an investment adviser and portfolio managers manage other accounts that invest in securities in which the Fund may invest or that may pursue a strategy similar to the Fund’s investment strategy (collectively, “Similar Accounts”), Lazard has procedures in place that are designed to ensure that all accounts are treated fairly and that the Fund is not disadvantaged, including procedures regarding trade allocations and “conflicting trades” (e.g., long and short positions in the same security, as described below). In addition, the Fund, as a series of a registered investment company, is subject to different regulations than certain of the Similar Accounts, and, consequently, may not be permitted to engage in all the investment techniques or transactions, or to engage in such techniques or transactions to the same degree, as the Similar Accounts.

Potential conflicts of interest may arise because of Lazard’s management of the Fund and Similar Accounts, including the following:

1. Conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities, as Lazard may be perceived as causing accounts it manages to participate in an offering to increase its overall allocation of securities in that offering, or to increase its ability to participate in future offerings by the same underwriter or issuer. Allocations of bunched trades, particularly trade orders that were only partially filled due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as Lazard may have an incentive to allocate securities that are expected to increase in value to preferred accounts. Initial public offerings, in particular, are frequently of very limited availability. A potential conflict of interest may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by the other account, or when a sale in one account lowers the sale price received in a sale by a second account.

2. Portfolio managers may be perceived to have a conflict of interest because of the large number of Similar Accounts, in addition to the Fund, that they are managing on behalf of Lazard. Although Lazard does not track each individual portfolio manager’s time dedicated to each account, Lazard periodically reviews each portfolio manager’s overall responsibilities to ensure that he or she is able to allocate the necessary time and resources to effectively manage the Fund. The table above illustrates the number of accounts managed by the Fund’s portfolio managers in addition to the Fund.

3. Generally, Lazard and/or some or all of the Fund’s portfolio managers have investments in Similar Accounts. This could be viewed as creating a potential conflict of interest, since the portfolio managers do not currently invest in the Fund.

4. The portfolio managers manage Similar Accounts with respect to which the advisory fee is based on the performance of the account, which could give the portfolio managers and Lazard an incentive to favor such Similar Accounts over the Fund. In addition, certain Similar Accounts managed by the portfolio managers may also be permitted to sell securities short. When Lazard engages in short sales of securities of the type in which the Fund invests, Lazard could be seen as harming the performance of the Fund for the benefit of the account engaging in short sales if the short sales cause the market value of the securities to fall. As described above, Lazard has procedures in place to address these conflicts.

COMPENSATION. Lazard’s portfolio managers are generally responsible for managing multiple types of accounts that may, or may not, have similar investment objectives, strategies, risks and fees to those of the Fund. Portfolio managers responsible for managing the Fund may also manage other sub-advised registered investment companies, collective investment trusts, unregistered funds and/or other pooled investment vehicles, separate accounts, separately managed account programs (often referred to as “wrap accounts”) and model portfolios. Lazard compensates portfolio managers by a competitive salary and bonus structure, which is determined both quantitatively and qualitatively. Salary and bonus are paid in cash and stock in Lazard’s ultimate parent company, Lazard Ltd. Portfolio managers are compensated on the performance of the aggregate group of portfolios managed by the team rather than for a specific fund or account. Various factors are considered in the determination of a portfolio manager’s compensation. All of the portfolios managed by a portfolio manager are comprehensively evaluated to determine his or her positive and consistent performance contribution over time. Further factors include the amount of assets in the portfolios as well as qualitative aspects that reinforce Lazard’s investment philosophy such as leadership, teamwork and mentoring.

Total compensation is not fixed, but rather is based on the following factors: (i) maintenance of current knowledge on companies owned in the portfolio; (ii) generation and development of new investment ideas; (iii) ability and willingness to develop and share ideas on a team basis; and (iv) the performance results of the portfolios managed by the investment team. Variable bonus is based on the portfolio manager’s quantitative performance as measured by his or her ability to make investment decisions that contribute to the pre-tax absolute and relative returns of the accounts managed by them, by comparison of each account to a predetermined benchmark (as set forth in the prospectus) over the current fiscal year and the longer-term performance (3-, 5- or 10-year, if applicable) of such account, as well as performance of the account relative to peers.

PIMCO:

Accessor Investment Grade Fixed-Income Fund

OTHER ACCOUNTS MANAGED. PIMCO’s fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group’s structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO’s accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the Funds. The portfolio manager manages other investment companies and/or investment accounts in addition to the Funds. The following table shows, as of December 31,

2008, the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of December 31, 2008, the portfolio manager beneficially owned no shares of the Fund.

POSSIBLE CONFLICTS OF INTEREST. From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of a Fund, on the one hand, and the management of other accounts, on the other. The other accounts might have similar investment objectives or strategies as the Funds, track the same index a Fund tracks or otherwise hold, purchase, or sell securities that are eligible to be held, purchased or sold by the Funds. The other accounts might also have different investment objectives or strategies than the Funds.

KNOWLEDGE AND TIMING OF FUND TRADES. A potential conflict of interest may arise as a result of the portfolio manager’s day-to-day management of a Fund. Because of their positions with the Funds, the portfolio managers know the size, timing and possible market impact of a Fund’s trades. It is theoretically possible that the portfolio managers could use this information to the advantage of other accounts they manage and to the possible detriment of a Fund.

INVESTMENT OPPORTUNITIES. A potential conflict of interest may arise as a result of the portfolio manager’s management of a number of accounts with varying investment guidelines. Often, an investment opportunity may be suitable for both a Fund and other accounts managed by the portfolio manager, but may not be available in sufficient quantities for both the Fund and the other accounts to participate fully. Similarly, there may be limited opportunity to sell an investment held by a Fund and another account. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

Under PIMCO’s allocation procedures, investment opportunities are allocated among various investment strategies based on individual account investment guidelines and PIMCO’s investment outlook. PIMCO has also adopted additional procedures to complement the general trade allocation policy that are designed to address potential conflicts of interest due to the side-by-side management of the Funds and certain pooled investment vehicles, including investment opportunity allocation issues.

PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the advisory fee is based entirely or partially on performance. Performance fee arrangements may create a conflict of interest for the portfolio manager in that the portfolio manager may have an incentive to allocate the investment opportunities that he or she believes might be the most profitable to such other accounts instead of allocating them to a Fund. PIMCO has adopted policies and procedures reasonably designed to allocate investment opportunities between the Funds and such other accounts on a fair and equitable basis over time.

COMPENSATION: PIMCO believes in maintaining competitive compensation packages as a means of attracting and retaining highly qualified people. All professionals, including those directly involved in the fixed income group, receive competitive base salaries that reflect their experience and expertise. In addition, professionals are entitled to receive bonuses that are typically in excess of 100% of their salary for seasoned professionals who attain certain predetermined objectives. Objectives are specific to a person’s function in the firm and are mutually agreed upon by each professional and their manager.

PIMCO’s reputation as one of the premier fixed income money managers helps us attract and retain top talent globally. The opportunity to work with industry leaders is also attractive. PIMCO challenges employees and rewards them for their contributions and impact, not just their tenure with the firm. As professionals show promise in different areas, they are encouraged to pursue their interests and add value to the firm.

In addition to providing a dynamic work environment, PIMCO offers competitive total cash compensation (base pay plus annual bonus) and benefits package, mixing short and long-term incentives, which encourages employees to remain at the firm.

Profit Sharing Plan - All key investment professionals share a defined percentage of PIMCO’s overall profits. This compensation pool functions as a collective equity stake (owned by senior PIMCO professionals) and is the primary equity-like interest for key investment professionals. The division of this profit pool is determined by PIMCO’s compensation committees after a comprehensive review and evaluation process.

LTIP Pool (Long-Term Incentive Plan) - Senior investment professionals who are not Managing Directors are eligible to participate in a LongTerm Incentive Plan. The Plan provides cash awards that appreciate or depreciate based upon the performance of PIMCO and the other businesses managed and owned by PIMCO’s parent Allianz over a three-year period. Payment is contingent upon continued employment at PIMCO.

Phantom Equity Pool - The acquisition of PIMCO by the Allianz Group in 2000 included an opportunity to purchase equity in PIMCO. This opportunity was shared by Managing Directors of PIMCO through 2004, and has since been allocated to new Executive Vice Presidents and Managing Directors. Allianz is repurchasing these equity interests over time.

A significant pool of these interests remains to be purchased by senior PIMCO executives (to be identified in the future by the PIMCO compensation committee). The equity program will run through at least 2013, although the final date is not yet determined. We are currently working on a supplement to the existing phantom equity program.

Pennant Management:

Accessor Limited Duration U.S. Government Fund

OTHER ACCOUNTS MANAGED. The Money Manager uses a team approach to the management of the Fund. This team is led by John P. Culhane, CFA, Senior Vice President and James Habanek, CFA, Senior Vice President, and is under the supervision of Mark A. Elste as Chief Investment Officer of Pennant Management. The portfolio managers manage other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of December 31, 2008, the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

John P. Culhane, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

James Habanek, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Mark A. Elste, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of December 31, 2008, John Culhane beneficially owned [     ] shares and the other portfolio managers beneficially owned no shares of the Fund.

POSSIBLE CONFLICTS OF INTEREST. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies of the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. U.S. Fiduciary Services is the parent company of both Pennant Management and GreatBanc Trust Company. Officers of Pennant Management also serve as officers of GreatBanc Trust Company. GreatBanc Trust Company receives certain fees from Forward Management for shareholder services for assets in other Accessor Funds, not in the Limited Duration Fund. The assets used to calculate the fee may include assets managed by Pennant Management for its clients, but does not include assets of the Limited Duration Fund.

The Money Manager may receive more compensation with respect to certain similar accounts than with respect to the Funds. This may create the potential conflict of interest for the Money Manager or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Money Manager could be viewed as having a conflict of interest to the extent that the Money Manager or an affiliate has a proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Money Manager may have an incentive to allocate securities that are expected to increase in value to favored funds.

The Money Manager has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients over time.

COMPENSATION. Portfolio managers at Pennant are compensated with a fixed salary plus a discretionary bonus based on the percentage of management fees received on the assets managed by the portfolio manager (not including the Fund).

Compensation is not based on any performance related criteria. The year-end bonus is a function of the overall performance of the portfolio manager and the net revenue to the firm and is paid on a discretionary basis. Mr. Elste is compensated with a fixed salary plus a discretionary bonus based on the profits of the holding company, U.S. Fiduciary Services, Inc.

Blackrock:

Accessor Mortgage Securities Fund

OTHER ACCOUNTS MANAGED. The portfolio manager of the Fund is Andrew J. Phillips. The portfolio manager manages other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of December 31, 2008, the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of December 31, 2008, the portfolio manager beneficially owned no shares of the Fund.

POSSIBLE CONFLICTS OF INTEREST. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies of the Funds. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

The Money Manager may receive more compensation with respect to certain similar accounts than with respect to the Fund. This may create the potential conflict of interest for the Money Manager or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Money Manager could be viewed as having a conflict of interest to the extent that the Money Manager or an affiliate has a proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Money Manager may be have an incentive to allocate securities that are expect to increase in value to favored funds.

The Money Manager has policies and procedures designed to manage these conflicts described above such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients overtime.

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’ (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that Mr. Phillips currently manages certain accounts that are subject to performance fees. In addition, Mr. Phillips assists in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

COMPENSATION. BlackRock’s financial arrangements with its portfolio managers, its competitive value senior compensation and its career path emphasis at all levels reflect the management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary. a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

Long- Term Retention and Incentive Plan (“LTIP”) - The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock (“LTIP Awards”). Beginning in 2006. awards are granted under the plan in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlaekRock, Inc. common stock (“LTIP \I awards”). Each portfolio manager except for Philip Socciohas received awards under the LTIP.

Deferred Compensation Program - A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm’s investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm’s hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Messrs. Gary, Thiel, Amero, Kopstein, Phillips, Pelliceiaro, Spodek, Gordon, Marra, Keenan and Booth was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of each portfolio manager is eligible to be paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years. Every portfolio manager except for Philip Soccio participates in the deferred compensation program. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods.

Options and Restricted Stock Awards - Prior to mandatorily deferring a portion of a portfolio manager’s annual bonus in BlackRock, Inc. restricted stock units, the Company granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Messrs. Amero, Kopstein, Phillips, Pellicciaro, Thiel, Spodek, Gordon, Marra and Keenan have been granted stock options and/or restricted stock in prior years.

Incentive Savings Plans - BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401 (k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans. Annual discretionary incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against one or more market or custom benchmarks rather than each other. In most cases, including for the portfolio manager of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts are measured. A group of BlackRock, Inc.’s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager and the period of time over which performance is evaluated.

LA Capital:

Accessor Small To Mid Cap Fund

OTHER ACCOUNTS MANAGED: As of March 31, 2008, in addition to the Small to MidCap Fund, LA Capital’s portfolio managers were responsible for the day-to-day management of certain Other Accounts, as follows:

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Registered Investment Companies	17	$1,162 million	0	$0.00
Other Pooled Investment Vehicles	1	$298.4 million	1	$298.4 million
Other Accounts	33	$2,919 million	9	$1,134 million

As of December 31, 2008, the portfolio managers beneficially owned no shares of the Fund.

POSSIBLE CONFLICTS OF INTEREST. LA Capital’s portfolio managers’ management of other accounts may give rise to potential conflicts of interest in connection with their management of the Small to Mid Cap Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts might have similar investment objectives to the Small to Mid Cap Fund or hold, purchase or sell securities that are eligible to be held, purchased or sold by the Small to Mid Cap Fund. While the portfolio managers’ management of other accounts may give rise to the following potential conflicts of interest, LA Capital does not believe that the conflicts, if any, are material or, to the extent any such conflicts are material, LA Capital believes that it has designed policies and procedures to manage those conflicts in an appropriate way. A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Small to Mid Cap Fund. Because of their positions with the Small to Mid Cap Fund, the portfolio managers know the size, timing, and possible market impact of the Small to Mid Cap Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Small to Mid Cap Fund. However, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time.

A potential conflict of interest may arise as a result of LA Capital’s portfolio managers’ management of the Small to Mid Cap Fund and other accounts which, in theory, may allow them to allocate investment opportunities in a way that favors other accounts over the Small to Mid Cap Fund. This conflict of interest may be exacerbated to the extent that LA Capital or the portfolio managers receive, or expect to receive, greater compensation from their management of the other accounts than from the Small to Mid Cap Fund. Notwithstanding this theoretical conflict of interest, it is LA Capital’s policy to manage each account based on its investment objectives and related restrictions and, as discussed above, LA Capital has adopted policies and procedures reasonably designed to allocate investment opportunities on a fair and equitable basis over time and in a manner consistent with each account’s investment objectives and related restrictions. For example, while LA Capital portfolio managers may buy for other accounts securities that differ in identity or quantity from securities bought for the Small to Mid Cap Fund, such securities might not be suitable for the Small to Mid Cap Fund given their investment objectives and related restrictions.

COMPENSATION. LA Capital is paid a fee based on the assets under management of the Small to Mid Cap Fund as set forth in an investment sub-advisory agreement between LA Capital and Accessor Funds. LA Capital pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small to Mid Cap Fund.

LA Capital’s portfolio managers are all principals of the firm. Their compensation includes salaries and distributions of profit based upon their pro-rata ownership of LA Capital.

Pennant Management:

Accessor Total Return Fund

Other Accounts Managed. The Money Manager uses a team approach to the management of the Fund. This team is led by Mark A. Elste as Chief Investment Officer. Mr. Elste and Chris J. Weber, Vice President, are jointly and primarily responsible for the day-to-day management of the Fund. The portfolio managers manage other investment companies and/or investment accounts in addition to the Fund. The following table shows, as of December 31, 2008, the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Mark A. Elste, CFA
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

Chris J. Weber
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of December 31, 2008, John Culhane beneficially owned [     ] shares and the other portfolio managers beneficially owned no shares of the Fund.

POSSIBLE CONFLICTS OF INTEREST. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objective and strategies of the Fund. Pennant Management also manages another Accessor Fund, the Accessor Limited Duration Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Generally, client portfolios with similar strategies are managed by portfolio managers using the same objectives, approach, and philosophy. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. U.S. Fiduciary Services is the parent company of both Pennant Management and GreatBanc Trust Company. Officers of Pennant Management also serve as officers of GreatBanc Trust Company. GreatBanc Trust Company receives certain fees from Forward

Management for shareholder services for assets in other Accessor Funds, not in the Total Return Fund or Limited Duration Fund. The assets used to calculate the fee may include assets managed by Pennant Management for its clients, but does not include assets of the Limited Duration Fund or the Total Return Fund.

The Money Manager may receive more compensation with respect to certain similar accounts than with respect to the Fund. This may create the potential conflict of interest for the Money Manager or its portfolio managers by providing an incentive to favor these similar accounts when, for example, placing securities transactions. In addition, the Money Manager could be viewed as having a conflict of interest to the extent that the Money Manager or an affiliate has proprietary investment in similar accounts or the portfolio managers have personal investments in similar accounts. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of limited investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Money Manager may have an incentive to allocate securities that are expected to increase in value to favored funds.

The Money Manager has policies and procedures designed to manage the conflicts described above, such as allocation of investment opportunities to achieve fair and equitable allocation of investment opportunities among its clients overtime.

COMPENSATION. Portfolio managers at Pennant are compensated with a fixed salary plus a discretionary bonus based on the percentage of management fees received on the assets managed by the portfolio manager (not including the Fund). Compensation is not based on any performancerelated criteria. The year-end bonus is a function of the overall performance of the portfolio manager and the net revenue to the firm and is paid on a discretionary basis. Mr. Elste is compensated with a fixed salary plus a discretionary bonus based on the profits of the holding company, U.S. Fiduciary Services, Inc.

Acadian:

Accessor Value Fund

OTHER ACCOUNTS MANAGED. Acadian’s management team consists of 12 portfolio managers with an average of18 years of investment experience. Each account is assigned a lead manager to monitor adherence to client-specific investment objectives. While the lead manager on an account is responsible for ensuring that the portfolio continually reflects the client’s goals and adheres to guidelines, every client portfolio is reviewed and monitored by multiple members of the investment team. Constantine Papageorgiou will be the lead manager for the portfolio. Qi Zeng will be the back-up portfolio manager. The following table shows, as of December 31, 2008,the number of accounts managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of Accounts Managed	Total Assets of Accounts	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee

Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

As of December 31, 2008, the portfolio managers beneficially owned no shares of the Fund.

POSSIBLE CONFLICTS OF INTEREST. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the subject Fund, which may have different investment guidelines and objectives. In addition to the Fund, these accounts may include other mutual funds managed on an advisory or sub-

advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Fund, they may track the same benchmarks or indexes as the Fund tracks, and they may sell securities that are eligible to beheld, sold or purchased by the Fund. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Fund, which may cause the portfolio manager to effect trading in one account that may have an adverse affect on the value of the holdings within another account, including the subject Fund. To address and manage these potential conflicts of interest, Acadian has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Chief Compliance Officer.

COMPENSATION. Compensation structure varies among professionals, although the basic package involves a generous base salary, strong bonus potential, profit sharing potential, various fringe benefits, and, among senior investment professionals and certain other key employees, equity ownership in the firm as part of a Key Employee Limited Partnership (KELP). Portfolio manager compensation is not tied to the performance of specific portfolios but is based on firm performance as a whole.

Depending on Acadian’s financial performance, employees may also receive a percentage of base pay as a profit-sharing contribution. In addition, Acadian’s bonus pool is funded via a profit-sharing arrangement with Old Mutual. The profit-sharing is solely a function of Acadian’s financial results; the results of the larger Old Mutual group do not impact this calculation.

Allocation of Investment Opportunities

Because the portfolio managers discussed above generally manage multiple accounts with similar investment objectives and strategies, each Money Manager is subject to portfolio security allocation procedures which are intended to ensure that limited investment opportunities are allocated in a fair and equitable manner among the Money Manager’s various client accounts. Where a Money Manager seeks to purchase securities for the account of a Fund and other clients, but is unable to obtain the desired amount of the securities, the available amount is generally allocated pro-rata among the Fund and other participating accounts, with limited exceptions.

Distributor

SEI Investments Distribution Co., One Freedom Valley Drive, Oaks, Pennsylvania 19456 (“Distributor”) serves as distributor for the Funds, pursuant to an agreement with the Trust (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. The Distributor bears the cost of making information about the Funds available through advertising and other means and the cost of printing and mailing prospectuses to persons other than shareholders. The Funds pay the cost of registering and qualifying their shares under state and federal securities laws and the distribution of prospectuses to existing shareholders.

The Distributor is compensated under the Distribution Agreement. For A Class Shares, the Distributor receives commission revenue consisting of that portion of the A Class Shares sales charge remaining after the allowances by the Distributor to investment dealers. For A Class Shares and C Class Shares, the Distributor sells the rights to the 12b-1 fees paid by the Fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of C Class Shares.

The Distributor also receives any contingent deferred sales charges that apply upon redemption during the first 18 months after purchase of A Class Shares and the two years after purchase of C Class Shares, as described below in “Additional Purchase and Redemption Information - Redemption of A Class and C Class Shares” section, and is paid by the Funds the service and distribution fees described in the prospectus. The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of A Class Shares or C Class Shares of the Funds to certain financial intermediaries from time to time. The SEC is of the view that dealers receiving all or substantially all of the sales charge may be deemed underwriters of a fund’s shares.

The aggregate dollar amount of underwriting commissions and the amount retained by the principal underwriter for each of the Funds’ last three fiscal years are set forth below:

	Fiscal Year/Period[1]	Aggregate Underwriting Commissions[2]	Amount Retained By Principal Underwriter[3]

A CLASS	2006	$855,130	$ 162,111
	2007	$1,286,931	$ 232,103
	2008

C CLASS	2006	$312,561
	2007	$361,121
	2008

1 Prior to March 1, 2007, the Distributor was ALPS Distributors, Inc.

2 This amount represents the total up-front commissions the Distributor paid out during the years indicated.

3 The Distributor recouped $27,239 in 2006, $23,955 in 2007 and $[ ] in 2008, such amounts representing the 1.00% contingent deferred sales charges when C Class shares were sold within two years of purchase.

The Distribution Agreement for the Funds may be terminated at any time upon 60 days written notice without payment of any penalty by the Board of Trustees or by vote of a majority of the outstanding voting securities of a Fund. The Distribution Agreement will automatically terminate in the event of its assignment.

The Distribution Agreement will continue in effect until two years from its effective date, and shall automatically continue for successive one year periods, provided that such continuance is specifically approved (i) by a vote of the Board of Trustees or (ii) by a vote of a majority of the outstanding securities of a Fund; provided that, in any event, such continuance shall be approved by the vote of a majority of the Independent Trustees.

The Funds have adopted 12b-1 plans for their Investor Class Shares, A Class Shares and C Class Shares which, among other things, permit them to pay the Funds’ Distributor monthly fees out of their net assets. These fees consist of a service fee and a distribution fee. Any such fees that are paid by a distributor to financial intermediaries are known as “trail commissions.” For a more detailed description of the Funds’ 12b-1 plans, see “Shareholder Distribution and Service Plans and Administrative Plan” section below.

Code of Ethics

The Trust, the Investment Advisor, the Money Managers and the Distributor have adopted Codes of Ethics governing personal trading activities of all of their trustees, directors and officers and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Funds or obtain information pertaining to such purchase or sale. The Codes of Ethics permit personnel subject to the Code of Ethics to invest in securities, including securities that may be purchased or held by the Funds.

The Investment Advisor’s and Money Managers’ Codes of Ethics are designed to address and avoid potential conflicts of interest relating to personal trading and related activities. The Codes of Ethics instruct the Investment Advisor and Money Manager to always place the interests of shareholders first, ensure that all personal securities transactions are conducted consistent with the Code of Ethics and in such a manner to avoid any actual or potential conflicts of interest or abuse, and prohibits investment company personnel from taking inappropriate advantage of their positions.

The Investment Advisor’s and Money Managers’ Codes of Ethics each prohibit personal trading in certain securities by access persons unless they have received written authorization from the respective Advisor or Money Manager.

Each Code of Ethics lists situations in which transactions are exempt and thus covered persons may engage in exempted transactions without following the procedures set forth in the Code of Ethics. Access persons are required to make initial and annual reports of their securities holdings and to file quarterly securities transaction reports with the Investment Advisor or Money Manager even if no securities transactions occurred and no new securities accounts were opened during the relevant quarter. Each employee is required to certify that he or she has read, understands and has complied with the Code of Ethics.

The Distributor’s Code of Ethics is designed to clearly state, and inform its access persons about, prohibited activities in which employees may not engage. The Distributor’s Code of Ethics prohibits its access persons from purchasing or selling securities based upon any material nonpublic information to which they have access solely as a result of their employment with the Distributor, and prohibits informing others, who may act on such information, about material nonpublic information about the Distributor or one of its clients.

The Codes of Ethics of the Trust, the Investment Advisor, the Money Managers and the Distributor are on public file with and available from the SEC.

Proxy Voting Policies and Procedures

It is the Funds’ policy that proxies received by the Funds are voted in the best interest of the Funds’ shareholders. The Board of Trustees of the Funds has adopted Proxy Voting Policies and Procedures for the Funds that delegate all responsibility for voting proxies received relating to the Funds’ securities to the Investment Advisor. The Board of Trustees will periodically review and approve the Investment Advisor’s and Money Managers’ proxy voting policies and procedures and any amendments.

Proxy Voting Guidelines

Forward Management

For the Forward Funds portfolios for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with PROXY GOVERNANCE (“Proxy Governance”) to handle administration and voting of these proxies and has directed Proxy Governance to vote all proxies on behalf of the portfolios of the Forward Funds in accordance with Proxy Governance’s recommendations. Proxy Governance’s stated mission is to provide proxy analysis and recommendations that support the growth of long-term shareholder value. The firm’s approach to enhancing overall corporate value growth through effective proxy voting relies on analysis and recommendations that are developed on an issue-by-company basis. Proxy Governance views proxy issues and provides recommendations in the context of company-specific metrics, taking into account a variety of relevant factors.

Because Forward Management does not exercise discretion in voting proxies for the Forward Funds portfolios but routinely votes proxies according to the Guidelines or the recommendations of Proxy Governance, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund’s best interest and is not the product of the conflict:

•	“echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or

•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

The following examples illustrate the Investment Advisor’s Guidelines with respect to certain typical proxy votes. This summary is not an exhaustive list of all the issues that may arise or of all the matters addressed in the Guidelines, and whether the Investment Advisor supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information.

Board of Directors. The Investment Advisor will vote for uncontested director nominees. The Investment Advisor will withhold votes from director nominees if (i) the board lacks an audit, compensation or nominating committee; (ii) the board will consist of more than 11 directors after the election; (iii) the board will consist of fewer than 7 directors after the election; (iv) the company has adopted a classified board structure; or (v) the company does not have an independent chair or lead director. The Investment Advisor will also withhold votes from any director nominee (i) attending less than 75% of the board and committee meetings during the previous fiscal year; (ii) who is retired from active employment and who serves on boards at four other major companies; (iii) who is employed full-time and who serves on the boards of two other major companies; (iv) who serves on the audit committee if non-audit services exceed 50% of fees; or (v) who is non-independent and serves on the nominating, audit or compensation committee if 25% of committee members are not independent. The Investment Advisor will withhold votes from directors’ nominees on a case by case basis if the board does not include at least one woman director and one minority director.

Mergers/Acquisitions. The Investment Advisor will vote on a case by case basis for a management proposal to merge with or acquire another company. The Investment Advisor will vote against a merger/acquisition if (i) the combined entity would be controlled by a person or group; (ii) the change-in-control provision would be triggered; (iii) the current shareholders would be minority owners of the combined company; or (iv) the combined entity would reincorporate or change its governance structure. The Investment Advisor will vote on a case by case basis on a proposal that would move the target company’s location outside the U.S.

Conflicts of Interest. When a proxy presents a conflict of interest to the Investment Advisor, the Investment Advisor may: (i) vote in accordance with its proxy policy if it involves little or no discretion; (ii) vote as recommended by a third party service if the Investment Advisor utilizes such a service; (iii) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Advisor clients; (iv) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (v) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (vi) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

Smith Group

[TO BE UPDATED WITH BRIEF SUMMARY AS CONTAINED IN FORM ADV]

First Western

[TO BE UPDATED WITH BRIEF SUMMARY AS CONTAINED IN FORM ADV]

Lazard

[TO BE UPDATED WITH BRIEF SUMMARY AS CONTAINED IN FORM ADV]

PIMCO

[TO BE UPDATED WITH BRIEF SUMMARY AS CONTAINED IN FORM ADV]

Pennant Management

[TO BE UPDATED WITH BRIEF SUMMARY AS CONTAINED IN FORM ADV]

Blackrock

[TO BE UPDATED WITH BRIEF SUMMARY AS CONTAINED IN FORM ADV]

LA Capital

[TO BE UPDATED WITH BRIEF SUMMARY AS CONTAINED IN FORM ADV]

Acadian

[TO BE UPDATED WITH BRIEF SUMMARY AS CONTAINED IN FORM ADV]

Funds’ Proxy Voting Records

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 is available: (1) without charge, upon request, by calling (800) 759-3504; and (2) filed on Form N-PX on the SEC’s website at www.sec.gov.

Administrative Services and Transfer Agent

Forward Management provides transfer agent, registrar and dividend disbursing agent services to each Fund (except the Frontier Markets Fund) pursuant to a Transfer Agency Agreement between Forward Management and the Trust. Forward Management also provides certain administrative and recordkeeping services under the Transfer Agency Agreement. For providing these services, Forward Management receives (i) a fee equal to 0.15% of the average daily net assets of the Growth Fund, International Equity Fund, Small to Mid Cap Fund and Value Fund, a fee equal to 0.14% of the average daily net assets of the Strategic Alternatives Fund, 0.13% of the average daily net assets of the High Yield Bond Fund, Investment Grade Fixed-Income Fund and Mortgage Securities Fund, 0.08% of the average daily net assets for the Limited Duration Fund and Total Return Fund, and 0.05% of the average daily net assets of the U.S. Government Money Fund; and (ii) certain out-of-pocket expenses. No transfer agency fee is charged to the Allocation Funds directly. Forward Management is also reimbursed by the Funds for certain out-of-pocket expenses including postage, taxes, wire transfer fees, stationery and telephone expenses. Prior to September 1, 2008, Accessor Capital provided transfer agent, registrar and dividend disbursing services to the Funds. The table below contains the fees paid to Accessor Capital and Forward Management for the last three fiscal years ended December 31.

FUND	2006	2007	2008

Growth	$249,886	$273,829	$
High Yield Bond	$79,504	$105,482	$
International Equity	$205,073	$360,508	$
Investment Grade Fixed-Income	$73,081	$81,825	$
Limited Duration U.S. Government	$43,424	48,845	$
Mortgage Securities	$136,611	$78,37	$
Small to Mid Cap	$355,635	$507,767	$
Strategic Alternatives Fund	N/A	N/A	$
Total Return	N/A	N/A	$
U.S. Government Money	$676,148	$703,696	$
Value	$198,260	$231,519	$

ALPS Fund Services, Inc. (“ALPS”), whose principal business address is 1290 Broadway, Suite 1100, Denver, CO 80203, acts as the transfer agent, registrar and dividend disbursing agent to the Frontier Markets Fund pursuant to an Amended and Restated Transfer Agency and Services Agreement between ALPS, Forward Management and the Trust. ALPS is paid by the Frontier Markets Fund an annual fee based on the average net assets of the Frontier Markets Fund plus specified transaction costs for certain services, and is reimbursed by the Frontier Markets Fund for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone. Since the Frontier Markets Fund commenced investment operations on December 31, 2008, ALPS has received no fees under the Transfer Agency and Services Agreement with respect to the Frontier Markets Fund as of December 31, 2008. ALPS and Forward Management, in their capacity as the transfer agent, registrar and dividend disbursing agent to the Funds, are herein referred to as the “Transfer Agent.”

SEI Investments Global Funds Services, One Freedom Valley Drive, Oaks, Pennsylvania 19456 (“Administrator”) provides basic recordkeeping required by each of the Funds for regulatory and financial reporting purposes. The Administrator is paid by the Funds an annual fee based on the average net assets of Accessor Funds plus specified transactions costs per Fund for these services, and is reimbursed by the Funds for certain out-of-pocket expenses including postage, taxes, wires, stationery and telephone.

In certain instances, other intermediaries may perform some or all of the transaction processing, recordkeeping or shareholder services which would otherwise be provided by either Forward Management or ALPS, as applicable. Forward Management or its affiliates may make payments out of their own assets, to intermediaries, including those that sell shares of the Funds, for transaction processing, recordkeeping or shareholder services.

For example, shares in the Funds’ may be owned by certain intermediaries for the benefit of their customers. Because Forward Management often does not maintain Fund accounts for shareholders in those instances, some or all of the recordkeeping services for these accounts may be performed by intermediaries. In addition, retirement plans may hold Fund shares in the name of the plan, rather than the name of the participant. Plan record keepers, who may have affiliated financial intermediaries who sell shares of the Funds may, at the discretion of a retirement plan’s named fiduciary or administrator, be paid for provided services that would otherwise have been performed by Forward Management or an affiliate. Payments may also be made to plan trustees to defray plan expenses or otherwise for the benefit of plan participants and beneficiaries. For certain types of tax exempt plans, payments may be made to a plan custodian or other entity which holds plan assets. Payments may also be made to offset charges for certain services such as plan participant communications, provided by Forward Management or an affiliate or by an unaffiliated third party.

Other Service Providers

Each Fund pays all of its expenses other than those expressly assumed by Forward Management. The Funds’ expenses include: (a) expenses of all audits and other services by independent public accountants; (b) expenses of the transfer agent, registrar and dividend disbursing agent; (c) expenses of the custodian, administrator and fund accounting agent; (d) expenses of obtaining quotations for calculating the value of the Funds’ assets; (e) expenses of obtaining Fund activity reports and analyses for each Fund; (f) expenses of maintaining each Fund’s tax records; (g) salaries and other compensation of any of the Funds’ executive officers and employees, if any, who are not officers, directors, shareholders or employees of Forward Management or any of its affiliates; (h) taxes levied against the Funds; (i) brokerage fees and commissions in connection with the purchase and sale of portfolio securities for the Funds; (j) costs, including the interest expense, of borrowing money; (k) costs and/or fees incident to meetings of the Funds, the preparation and mailings of prospectuses and reports of the Funds to their shareholders, the filing of reports with regulatory bodies, the maintenance of the Funds’ existence, and the registration of shares with federal and state securities authorities; (l) legal fees, including the legal fees related to the registration and continued qualification of the Funds’ shares for sale; (m) costs of printing stock certificates representing shares of the Funds; (n) Trustees’ fees and expenses of Trustees who are not officers, employees or shareholders of Forward Management or any of its affiliates; (o) the fidelity bond required by Section 17(g) of the 1940 Act, and other insurance premiums; (p) association membership dues; (q) organizational expenses; (r) extraordinary expenses as may arise, including expenses incurred in connection with litigation, proceedings, other claims, and the legal obligations of the Funds to indemnify its Trustees, officers, employees and agents with respect thereto; and (s) any expenses allocated or allocable to a specific class of shares (“Class-specific expenses”). Class-specific expenses include distribution and service fees and administration fees payable with respect to Investor Class Shares, A Class Shares and C Class Shares of each Fund (which may be charged at a separate rate) and shareholder service fees payable with respect to Investor Class, A Class Shares, C Class Shares and Advisor Class Shares of the U.S. Government Money Fund, each as described below, and may include certain other expenses if these expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than the other class, as permitted by the Funds’ Multi-Class Plan (as defined below) adopted pursuant to Rule 18f-3 under the 1940 Act and subject to review and approval by the Board of Trustees. Class-specific expenses do not include advisory or custodial fees or other expenses related to the management of a Fund’s assets. The Funds are also responsible for paying a management fee to Forward Management. Additionally, the Funds pay a Basic Fee and Fund Management Fee in the first five quarters of investment operations to the applicable Money Managers, and a Basic Fee and/or Performance Fee in the sixth quarter of investment operations to the applicable Money Managers, as described above. Certain expenses attributable to particular Funds are charged to those Funds, and other expenses are allocated among the Funds affected based upon their relative net assets.

In addition, as noted above, the Trust has agreed to pay Forward Management a fee in the amount of $23,000 per annum as compensation for providing an officer or employee of Forward Management to serve as Chief Compliance Officer for the series of the Trust known as the Accessor Funds (each such series bearing its pro rata share of the fee), plus the cost of reasonable expenses related to the performance of the Chief Compliance Officer’s duties, including travel expenses, and may compensate Forward Management for the time of other officers or employees of Forward Management who serve in other compliance capacities for the Fund.

Shareholder Distribution and Service Plans and Administrative Plan

The Trust has: (i) adopted Distribution and Service Plans on behalf of each Fund’s Investor Class Shares, A Class Shares and C Class Shares, (ii) adopted an Administrative Services Plan (or Shareholder Services Plan in the case of Frontier Markets Fund and the Strategic Alternatives Fund) on behalf of each Fund’s Adviser Class Shares and Investor Class Shares, and (iii) adopted an Administrative Plan on behalf of the Advisor Class Shares, Investor Class Shares, A Class Shares, and C Class Shares of the U.S. Government Money Fund, each as described below. Pursuant to the appropriate plan, the Funds may enter into arrangements with financial institutions, retirement plans, broker-dealers, depositary institutions, institutional shareholders of record, registered investment advisors and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs (collectively “Service Organizations”) who may provide distribution services, shareholder services and/or administrative and accounting services to or on behalf of their clients or customers who beneficially own Advisor Class Shares, Investor Class Shares, A Class Shares or C Class Shares of the Funds. Advisor Class Shares and Investor Class Shares are offered by the Distributor and may be offered through Service Organizations that may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or account fees. A Class Shares and C Class Shares are intended to be offered by the Distributor to Service Organizations that receive commissions and/or concessions for sales of A Class Shares and C Class Shares. Forward Management may enter into separate arrangements with some Service Organizations to provide accounting and/or other services with respect to Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares for which Forward Management will compensate the Service Organizations from its revenue.

The Trust has not adopted a Distribution and Service Plan, Administrative Services Plan or Shareholder Services Plan for the Institutional Class Shares of the Funds. Institutional Class Shares of the Funds shall be offered at NAV with no distribution, administrative or shareholder service fees paid by the Institutional Class Shares of the Funds.

DISTRIBUTION AND SERVICE PLANS. Each Fund has adopted Distribution and Service Plans (the “Distribution and Service Plans”) under Rule 12b-1 of the 1940 Act with respect to the Investor Class Shares, A Class Shares and C Class Shares of each Fund. Under the terms of the Distribution and Service Plans, the Trust or the Distributor is permitted, out of the assets attributable to the Investor Class Shares, A Class Shares or C Class Shares of each Fund, as applicable (i) to make directly or cause to be made, payments for costs and expenses to third parties or (ii) to reimburse third parties for costs and expenses incurred in connection with providing distribution services, including but not limited to (a) costs of payments made to employees that engage in the distribution of Investor Class Shares, A Class Shares or C Class Shares; (b) costs relating to the formulation and implementation of marketing and promotional activities, including but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (c) costs of printing and distributing prospectuses, statements of additional information and reports of Accessor Funds to prospective holders of Investor Class Shares, A Class Shares or C Class Shares; (d) costs involved in preparing, printing and distributing sales literature pertaining to the Funds; and (e) costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities that Accessor Funds may, from time to time, deem advisable (the “Distribution Services”). Payments made by the Distributor may include reimbursement to Forward Management for distribution-related expenses. Pursuant to the Distribution and Service Plans, each Fund may also make payments to Service Organizations who provide nondistribution related services, including but not limited to: personal and/or account maintenance services. Such services may include some or all of the following: (i) shareholder liaison services; (ii) providing information periodically to Clients showing their positions in Investor Class Shares, A Class Shares or C Class Shares and integrating such statements with those of other transactions and balances in Clients’ other accounts serviced by the Service Organizations; (iii) responding to Client inquiries relating to the services performed by the Service Organizations; (iv) responding to routine inquiries from Clients concerning their investments in Investor Class Shares, A Class Shares or C Class Shares; and (v) providing such other similar services to Clients as Accessor Funds may reasonably request to the extent the Service Organizations are permitted to do so under applicable statutes, rules and regulations.

Subject to the limitations of applicable law and regulations, including the rules of the Financial Industry Regulatory Authority (“FINRA”), the payments made directly to third parties for such distribution and service related costs or expenses pursuant to a selling agreement with the Distributor, shall be up to but not exceed 0.25% of the average daily net assets of the Funds attributable to the Investor Class Shares, up to 0.35% of the average daily net assets of the Funds attributable to the Underlying Equity Funds and Allocation Funds (except Income Allocation Fund) A Class Shares, up to 0.25% of the average daily net assets of the Funds attributable to the Underlying Fixed-Income Funds and the Income Allocation Fund A Class Shares, or up to 1.00% for C Class Shares (a 0.25% service fee and a 0.75% distribution fee). In the event the Distribution and Service Plans are terminated, the Investor Class Shares, A Class Shares or C Class Shares shall have no liability for expenses that were not reimbursed as of the date of termination. Any Service Organization entering into an agreement under the Distribution and Service Plans may also enter into an Administrative Services Agreement with regard to its Investor Class, which will not be subject to the terms of the Distribution and Service Plans.

The Distribution and Service Plans may be terminated with respect to each Fund by a vote of a majority of the “non-interested” Trustees who have no direct or indirect financial interest in the operation of the Distribution and Service Plan (the “Independent Trustees”) or by the vote of a majority of the outstanding voting securities of the relevant class of the relevant Fund. Any change in the Distribution and Service Plans that would materially increase the cost to the class of shares of the Fund to which the Distribution and Service Plans relate requires approval of the affected class of shareholders of that Fund.

The Distribution and Service Plans require the Board of Trustees to review and approve the Distribution and Service Plans annually and, at least quarterly, to receive and review written reports of the amounts expended under the Distribution and Service Plans and the purposes for which such expenditures were made. The Distribution and Service Plans may be terminated at any time upon a vote of the Independent Trustees.

The Distribution and Service Plans provide that they may not be amended to materially increase the costs which Investor Class, A Class or C Class shareholders may bear under the Plans without the approval of a majority of the outstanding voting securities of the applicable class, and by vote of a majority of both the Board of Trustees and the Independent Trustees cast in person at a meeting called for the purpose of voting on the plans and any related amendments. Further, the Distribution and Service Plans provide that expenses payable under the Plans shall be accrued and paid monthly, subject to the limit that not more than 0.25% of the average daily net assets attributable to the Investor Class Shares, 0.35% of the average daily net assets attributable to the Underlying Equity Funds and Allocation Funds (except Income Allocation Fund) A Class Shares, 0.25% of the average daily net assets attributable to the Underlying Fixed-Income Funds and Income Allocation Fund, or 1.00% of the average daily net assets attributable to the C Class Shares, respectively, maybe used to pay distribution or service related expenses.

A Class Shares are offered at net asset value plus an initial sales charge as described in the prospectus. A Class Shares may be subject to a CDSC of 0.50% if purchased without an initial sales charge as part of an investment of $1 million or more and redeemed within the first 18 months after purchase. The Distributor will pay a commission to certain Service Organizations of 1.00% of the purchase price of A Class Shares purchased without an initial sales charge as part of an investment of $1 million or more, as described in the “Dealer Commissions and Compensation” section below. In compensation for this 1.00% commission paid by the Distributor to these Service Organizations, the Distributor will retain in the first year after purchase, 0.25% of A Class Shares distribution and service fees paid by the Fund pursuant to the Plan. Service Organizations will become eligible to receive from the Distributor the ongoing 0.25% per annum distribution and service fees from A Class Shares commencing in the thirteenth month following purchase. Service Organizations that do not receive an upfront commission of 1.00% at the time of purchase will receive from the Distributor the ongoing 0.25% per annum distribution and service fee for A Class Shares paid by the Fund beginning at the time of purchase. Shareholders will not be charged a CDSC upon redemption where their Service Organization did not receive an upfront commission paid by the Distributor on the sale of such shares so long as the Distributor or the Funds’ transfer agent is notified at the time of purchase. C Class

Shares are offered at net asset value without an initial sales charge but subject to a CDSC of 1.00% upon redemption during the first two years. The Distributor will pay a commission to certain Service Organizations of 1.00% of the purchase price of C Class Shares purchased through such Service Organizations at the time of purchase. In compensation for this 1.00% commission paid by the Distributor to these Service Organizations, the Distributor will retain 1.00% per annum C Class distribution and service fees paid by the Fund pursuant to the Plan with respect to such shares for the first year after purchase, and Service Organizations will become eligible to receive from the Distributor the ongoing 1.00% per annum distribution and service fees in C Class Shares paid by the Fund to the Distributor with respect to such shares commencing in the thirteenth month following purchase. Service Organizations that do not receive an up-front commission of 1.00% at the time of purchase will receive from the Distributor the ongoing 1.00% per annum distribution and service fee for C Class Shares paid by the Fund beginning at the time of purchase. Shareholders will not be charged a CDSC upon redemption where their Service Organization did not receive an up-front commission paid by the Distributor on the sale of such shares so long as the Distributor or the Funds’ transfer agent is notified at the time of purchase.

The ongoing 0.35% distribution and service fee for the Underlying Equity Funds and the Allocation Funds (except the Income Allocation Fund) A Class Shares is comprised of (i) a service fee paid to the Distributor under the Distribution and Service Plans, equal, per annum, to 0.25% of the Fund’s average daily net assets attributable to A Class Shares, (which the Distributor in turn pays to Service Organizations) as discussed above, and (ii) a 0.10% distribution fee paid to the Distributor (and which may be retained by the Distributor) for A Class Shares. The ongoing 0.25% distribution and service fee for the Underlying Fixed-Income Funds and the Income Allocation Fund A Class Shares is comprised of a service fee paid to the Distributor under the Distribution and Service Plans, equal, per annum, to 0.25% of the Fund’s average daily net assets attributable to A Class Shares, (which the Distributor in turn pays to Service Organizations)as discussed above. The Distributor will retain in the first year after purchase, 0.25% of A Class Shares distribution and service fees paid by the Fund pursuant to the Plan. Service Organizations will become eligible to receive from the Distributor the ongoing 0.25% per annum distribution and service fees from A Class Shares commencing in the thirteenth month following purchase. Proceeds from the CDSC for A Class Shares is paid to the Distributor and may be remitted to Forward Management to compensate Forward Management for financing the sale oaf Class Shares pursuant to certain financing and servicing agreements between Distributor and Forward Management.

The ongoing 1.00% distribution and service fee for C Class Shares is comprised of (i) a service fee paid to the Distributor under the Distribution and Service Plans, equal, per annum, to 0.25% of the Fund’s average daily net assets attributable to C Class Shares, (which the Distributor in turn pays to Service Organizations) as discussed above, and (ii) a distribution fee paid to the Distributor (which the Distributor also in turn pays to Service Organizations) under the Distribution and Service Plan, equal, on an annual basis, to 0.75% of the Fund’s average daily net assets attributable to C Class Shares. Proceeds from the CDSC for C Class Shares is paid to the Distributor and may be remitted to Forward Management to compensate Forward Management for financing the sale of Class Shares pursuant to certain financing and servicing agreements between Distributor and Forward Management.

In accordance with the Funds’ Rule 12b-1 Plans, the Distributor or Forward Management may waive all or a portion of the service and/or distribution fee in order to reduce Fund expenses. Any such waiver is detailed in the Funds’ prospectuses.

The following amounts were paid by Investor Class, A Class and C Class of the Funds pursuant to their respective 12b-1 plans as compensation to broker-dealers, banks, and other financial intermediaries.

Investor Class	12/31/05	12/31/06	12/31/08
Aggressive Allocation	$30,957	$31,111	$
Balanced Allocation	33,196	35,522
Growth Allocation	41,959	42,623
Growth & Income Allocation	24,017	35,731
Income Allocation	7,981	8,058
Income & Growth Allocation	10,523	12,236
Growth		2,730
High Yield		2,239
International Equity	3,260	10,918
Investment Grade Fixed	3,711	15,642
Mortgage Securities	2,295	2,852
Small to Mid Cap	10,631	13,042
U.S. Gov’t Money	29,150	25,654
Value	5,819	5,647

C Class	12/31/06	12/31/07	12/31/08
Aggressive Allocation	$68,338	$94,387	$
Balanced Allocation	193,963	209,752
Growth Allocation	323,377	429,177
Growth & Income Allocation	429,447	544,495
Income Allocation	21,281	30,641
Income & Growth Allocation	99,148	98,399
Growth	46,767	56,212
High Yield	16,724	13,386
International Equity	35,683	63,481
Investment Grade Fixed	45,738	13,926
Mortgage Securities	8,891	8,153
Small to Mid Cap	27,334	33,574
U.S. Gov’t Money	22,832	14,299
Value	34,546	39,429

A Class	12/31/06	12/31/07	12/31/08
Aggressive Allocation	25,377	40,675
Balanced Allocation	30,794	76,556
Growth Allocation	72,679	91,867
Growth & Income Allocation	82,140	93,518
Income Allocation	2,303	1,820
Income & Growth Allocation	12,203	9,611
Growth	2,968	2,988
High Yield	449	2,288
International Equity	2,941	24,587
Investment Grade Fixed	45,738	3
Mortgage Securities	373	15
Small to Mid Cap	2,998	12,429
U.S. Gov’t Money	16,724	2,148
Value	4,198	888

OTHER COMPENSATION TO DEALERS. The Distributor may at its expense provide additional concessions in addition to the payments disclosed in the prospectus to dealers that satisfy certain criteria established from time to time by the Distributor relating to increasing net sales of shares of the Funds over prior periods and certain other factors, including (i) additional compensation with respect to the sale of A Class Shares and C Class Shares, and (ii) financial assistance programs to firms who sell or arrange for the sale offend shares, including, but not limited to, remuneration for internal sales contests and incentive programs, marketing and sales fees, expenses relating to advertising or promotional activity and events. The payment of these concessions and any other compensation offered will conform with state and federal laws and the rules of any self-regulatory organization, such as FINRA. The Distributor will, on an annual basis, determine the advisability of continuing these payments. The Distributor, or Forward Management, may pay additional concessions out of their own resources or from distribution fees received from Accessor Funds. Such additional concessions may be made in the form of cash or, if permitted, noncash payments. The noncash payments may include business seminars at Forward Management or other locations, including meals and entertainment, or merchandise. of the dealer. The cash payments may include payment of various business expenses of dealer.

ADDITIONAL PAYMENTS TO INTERMEDIARIES. Additional payments to intermediaries, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and investment professionals may have an added incentive to sell or recommend a Fund or a share class over others offered by competing fund families. The term “intermediary” includes any broker, dealer, bank (including bank trust departments), registered investment advisor, financial planner, retirement plan administrator, third party administrator, insurance company and/or any other institutions having a selling, administration or any similar arrangement with Forward Management or the Distributor or their affiliates. An intermediary may receive payments from various sources such as from deferred sales charges when shareholders redeem fund shares, Rule 12b-1 fees or administrative fees payable by the Funds, Forward Management or the Distributor out of their own assets. Forward Management and the Distributor anticipate that in the future, payments may be made to many intermediaries, including brokers and dealers, and that these payments may become significant.

Additional payments will be made by Forward Management, the Distributor or their affiliates out of their own assets and not out of the assets of the Funds. Such additional payments are not reflected in and do not change the expenses paid by investors for the purchase of shares of a Fund as set forth in the “Fund Expenses” table in the Prospectus. The Funds, Forward Management and the Money Managers do not consider an intermediary’s sales of Fund shares as a factor when choosing brokers or dealers to effect transactions for the Funds.

In addition to payments made under the Funds’ Distribution and Service Plans, Forward Management out of its own assets may make payments to intermediaries that distribute and/or provide services to fund shareholders. Forward Management has entered into shareholder services agreements with the intermediaries set forth below. Pursuant to the agreements, the intermediaries provide shareholders services, including but not limited to: (1) answering inquiries from beneficial owners of the client assets regarding account status and history, the manner in which purchases, exchanges or redemptions of shares of the Funds may be effected and certain other matters pertaining to the Funds; (2) assisting in processing purchase, exchange and redemption transactions; (3) providing written confirmation of transactions and securities positions to its clients, as promptly as required by applicable banking laws and regulations; (4) arranging for the wiring of funds; (5) transmitting and receiving funds in connection with orders to purchase or redeem shares of the Funds; (6) transmitting proxy statements, annual and Semi-Annual reports, updating Prospectuses, as applicable, and supplements thereto (or updating statements of additional information or supplements thereto if requested by a beneficial owner of client assets; (7) receiving, tabulating and transmitting to Accessor Funds proxies executed by beneficial owners of Client Assets with respect to special meetings of shareholders of Accessor Funds; and (8) providing such other related services as Forward Management may reasonably request. Forward Management, not the Funds, pay the intermediaries for such services. Generally the intermediaries are paid ½ of the investment advisory fee received by Forward Management based on assets the intermediary has invested in Fund shares. The intermediaries provide shareholders services that Forward Management would otherwise have to provide. A number of factors are considered in determining whether to pay these additional amounts pursuant to the agreements. In certain situations, such factors may include, among others, the level or type of services provided by the intermediary, the expected level of assets or sales of Fund shares and access to an intermediary’s personnel. Forward Management has shareholder services arrangements as set forth above with the following intermediaries:

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Forward Management has also entered into an arrangement with The Trust Company of Sterne, Agee & Leach to be included on their “preferred provider” list. In consideration of such placement, Forward Management pays to The Trust Company of Sterne, Agee & Leach approximately ½ of the investment advisory fee received by Forward Management based on Investor Class assets that the Trust Company of Sterne, Agee & Leach has invested in Accessor Fund shares.

Forward Management, the Distributor or their affiliates may elect to pay, at its own expense, additional cash or other incentives to dealers that sell or arrange for the sale of shares of the Funds. Such cash or other incentives may take the form of payment for sponsorship of conferences or meeting, attendance at preapproved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and preapproved sales campaigns or dealer sponsored events.

Forward Management or the Distributor may also elect to make expense reimbursements for special training of a dealer’s registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Forward Management or the Distributor will offer such cash and other incentives only to the extent permitted by applicable law or by a self-regulatory agency such as FINRA. For the fiscal year ended 12/31/08, Forward Manament, Accessor Captial (the Fund’s former Investment Advisor), or the Distributor made the following payments to organizations:

[ ]	$	[ ]
[ ]	$	[ ]
[ ]	$	[ ]
[ ]	$	[ ]
[ ]	$	[ ]
[ ]	$	[ ]
[ ]	$	[ ]
[ ]	$	[ ]

ADMINISTRATIVE SERVICES PLAN. The Trust has adopted an Administrative Services Plan (or Shareholder Services Plan in the case of the Frontier Markets Fund and the Strategic Alternatives Fund) whereby the Trust is authorized to enter into Administrative Service Agreements on behalf of the Advisor Class Shares and the Investor Class Shares of the Funds (the “Agreements”). Each Fund will pay an administrative services fee under the Administrative Services Plan on a monthly basis at an annual rate of up to [   ]% and 0.25% of the average daily net assets of the Advisor Class Shares and the Investor Class Shares, respectively, of the Fund (the “Administrative Services Fee”) beneficially owned by the clients of the Service Organizations; provided, however, that no Fund shall directly or indirectly pay any distribution related amounts that will be allocated under the Funds’ Distribution and Service Plans as adopted under Rule12b-1. Administrative Services Fees may be used for payments to Service Organizations who provide administrative and support servicing to their individual customers who may from time to time beneficially own Investor Class Shares of Accessor Funds, which, by way of example, may include: (i) establishing and maintaining accounts and records relating to shareholders; (ii) processing dividend and distribution payments from the Fund on behalf of shareholders; (iii) providing information periodically to shareholders showing their positions in shares and integrating such statements with those of other transactions and balances in shareholders other accounts serviced by such financial institution; (iv) arranging for bank wires; (v) providing transfer agent or subtransfer agent services, record keeping, custodian or subaccounting services with respect to shares beneficially owned by shareholders, or the information to the Fund necessary for such services; (vi) if required by law, forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and Semi-Annual financial statements and dividend, distribution and tax notices) to shareholders; (vii) assisting in processing purchase, exchange and redemption requests from shareholders and in placing such orders with our service contractors; or (viii) providing such other similar services, which are not considered “service fees” as defined in the NASD Rule 2830(b)(9), as a Fund may reasonably request to the extent the Service Organization is permitted to do so under applicable laws, statutes, rules and regulations. The Administrative Services Plan may be terminated at any time by a vote of the Independent Trustees. The Board of Trustees shall review and approve the Administrative Services Plan annually and quarterly shall receive a report with respect to the amounts expended under the Administrative Services Plan and the purposes for which those expenditures were made.

ADMINISTRATIVE PLAN. The Trust has adopted an Administrative Plan whereby Forward Management will provide certain administrative support services to the Advisor Class Shares, Investor Class Shares, A Class Shares and C Class Shares of the U.S. Government Money Fund. The Administrative Plan also authorizes Forward Management, in its discretion, to delegate the performance of some or all of these services to other persons (“Service Providers”); provided, however, that Forward Management will not delegate the performance of the services to any Service Provider that receives a separate fee for services paid under the Funds’ Distribution and Service Plans. The U.S. Government Money Fund will pay Forward Management an Administrative Fee on a monthly basis at an annual rate of up to 0.25% of the average daily net assets for each of the Investor Class, A Class, C Class and the Advisor Class Shares of the Fund, as applicable (the “Administrative Fee”); provided, however, that the Fund shall not directly or indirectly pay any distribution related amounts for the Investor Class Shares, A Class Shares or C Class Shares that will be allocated under the Funds’ Distribution and Service Plans. Services under the Administrative Plan focus on providing administrative, record keeping and informational support in maintaining omnibus accounts of Service Organizations that invest in the Fund on behalf of its individual clients and accounts of shareholders in the Fund who invested directly through Forward Management. Such services include, but are not limited to, (i) answering inquiries of Service Organizations or individual shareholders regarding the status of their accounts and/or the status of an account transaction; (ii) providing information on distributions, investment returns, yields, maturity distribution, and average credit quality of the Fund and its respective Classes; (iii) providing information regarding the management of the Fund, including Fund holdings and weightings; (iv) addressing tax related issues relating to the Fund such as state specific holding periods on fund distributions; (v) maintaining telephone and internet support capabilities for the information described above or to other Fund related inquiries; and (vi) providing recordkeeping services for omnibus accounts investing in the Fund. The Administrative Plan may be terminated at any time by a vote of the Independent Trustees.

The Board of Trustees believes that the Distribution and Service Plans and the Administrative Services Plan will provide benefits to the Funds and the Administrative Plan will provide benefits to the U.S. Government Money Fund. The Board of Trustees believes that the multiclass structure may increase investor choice, result in efficiencies in the distribution of Fund shares and allow Fund sponsors to tailor products more closely to different investor markets. The Board of Trustees further believes that multiple classes avoid the need to create clone funds, which require duplicative portfolio and fund management expenses.

The Distribution and Service Plans, Administrative Services Plan and Administrative Plan provide that each shall continue in effect so long as such continuance is specifically approved at least annually by the Trustees and the Independent Trustees, and that the Trustees shall review at least quarterly, a written report of the amounts expended pursuant to each plan and the purposes for which such expenditures were made.

The Limited Duration Fund and the Total Return Fund have not adopted a Distribution and Service Plan or Administrative Services Plan for the shares of the Funds. Shares of the Funds shall be offered at NAV with no distribution, administrative or shareholder service fees paid by the Funds. Shares are offered directly from the Funds and may be offered through Service Organizations that may impose additional or different conditions on the purchase or redemption of Fund shares and may charge transaction or account fees. The Trust, on behalf of the Funds, pays no compensation to Service Organizations and receives none of the fees or transaction charges. Forward Management may enter into separate arrangements with some Service Organizations to provide administrative, accounting and/or other services with respect to shares of the Funds and for which Forward Management will compensate the Service Organizations from its revenue.

Custody Fee Offset Agreement

Forward Management has entered into a Custody Fee Offset Agreement (“Agreement”) with Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian, for the benefit of the Funds. Pursuant to the Agreement, Forward Management may allocate brokerage transactions to BBH, and BBH will offset the commissions paid by a Fund for electronic orders against the custody-related fees for that Fund in a predetermined ratio. A Fund may benefit from the commission offset because credits generated will be used to offset the Fund’s custody expenses.

As discussed below, in placing orders for portfolio transactions for a Fund, Forward Management or the Money Manager is generally required to give primary consideration to obtaining the most favorable price and execution available. Accordingly, Forward Management or the Money Manager will execute transactions through BBH under the Agreement only if Forward Management or the Money Manager believes the Fund can obtain best execution. If Forward Management or the Money Manager do not believe the Fund can obtain best execution from BBH, there is no obligation to execute transactions through BBH. The Agreement is not intended to promote the distribution of Fund shares.

Dividends from net investment income with respect to Investor Class Shares, A Class Shares and C Class Shares will be lower than those paid with respect to Advisor Class Shares and Institutional Class Shares, reflecting the payment of distribution and service fees and/or administrative services fees by the Investor Class Shares, A Class Shares and C Class Shares.

INVESTMENT RESTRICTIONS, POLICIES AND RISKS

Each Fund’s (except the Allocation Funds, the Alternatives Funds and the Total Return Fund) investment objective is “fundamental”. Each Fund has certain investment restrictions that are also “fundamental”. A fundamental objective or restriction may be changed only with the approval of the holders of a majority of the outstanding voting securities of that Fund. As defined in the 1940 Act, a majority of the outstanding voting securities of a Fund means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares.

The investment objectives of the Allocation Funds, the Alternatives Funds and the Total Return Fund, and each Fund’s investment restrictions and policies are designed as “non fundamental,” and may be changed by the Board or Trustees without the vote of a majority of the outstanding voting securities of that Fund. For purposes of a Fund’s policy of investing at least 80% of its assets in a particular type of investment, “assets” means net assets plus any borrowings made for investment purposes. The investment objectives of the Allocation Funds, the Alternatives Funds and the Total Return Fund, and each Fund’s policy of investing at least 80% of its assets in a particular type of investment, may not be materially revised unless shareholders of the Fund are notified at least 60 days in advance of the proposed change.

This section of the SAI describes the Funds’ investment restrictions and other policies.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions of the Underlying Funds

Each Underlying Fund is subject to the following “fundamental” investment restrictions unless otherwise indicated. Unless otherwise noted, these restrictions apply at the time an investment is made. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction unless otherwise noted. Unless otherwise indicated, each Underlying Fund may not:

1. With the exception of the Frontier Markets Fund and the Strategic Alternatives Fund, with respect to 75% of its total assets, purchase any security (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Securities”)) if as a result, (i) more than 5% of the Fund’s total assets would then be invested in securities of a single issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer; however, with respect to 100% of its total assets, the U.S. Government Money Fund may not purchase any security (other than U.S. Government Securities) if as a result: (i) more than 5% of the Fund’s total assets would then be invested in securities of a single issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. Purchase any securities of an issuer (other than U.S. Government Securities) in a particular industry if, as a result, 25% or more of its total assets would be invested in one or more issuers having their principal business activities in the same industry, except the Frontier Markets Fund will invest at least 25% of its total assets in securities of issuers in the bank industry.

3. Borrow money or pledge its assets except to the extent such borrowing or pledging of assets is not prohibited by the 1940 Act and exemptive orders granted under such Act.

* 4. Issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

* 5. Buy or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, exploration or development programs, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Funds reserve the freedom of action to hold and to sell real estate, mineral leases, exploration or development programs, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities; provided, however that the U.S. Government Money Fund may not buy or sell commodities or commodity contracts, or real estate or interests in real estate, except that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, other than securities of real estate investment trusts and real estate limited partnerships.

6. Underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, (the “1933 Act”) in selling a portfolio security.

7. Make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

* For purposes of these restrictions, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures contracts is deemed to be the issuance of a senior security.

Non-fundamental Investment Policies and Restrictions of the Underlying Funds

The following are each Underlying Fund’s non-fundamental investment policies and restrictions. These policies and restrictions may be modified or eliminated without shareholder approval. However, the non-fundamental investment policies in paragraphs 1 through 9 below may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed change. For purposes of a Fund’s policy of investing at least 80% of its net assets in a particular type of investment, “net assets” will include any borrowings made for investment purposes.

1. Under normal circumstances, the Small to Mid Cap Fund will invest at least 80% of its assets in stocks issued by small and medium capitalization issuers. For purposes of this policy, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment.

2. Under normal circumstances, the International Equity Fund will invest at least 80% of its assets in equity securities, including common stocks, preferred stocks, convertible securities and warrants.

3. Under normal circumstances, the High Yield Bond Fund will invest at least 80% of its assets in lower-rated, high-yield corporate bonds, commonly referred to as “junk bonds.” For purposes of this policy, high-yield bonds are those rated lower than BBB by Standard & Poor’s Corporation (“S&P”) or lower than Baa by Moody’s Investors Services, Inc. (“Moody’s”), or unrated securities judged to be of comparable quality by the Money Manager.

4. Under normal circumstances, the Investment Grade Fixed-Income Fund will invest at least 80% of its assets in Fixed-Income securities. The Fund will also seek to have a dollar-weighted average portfolio duration of between three and ten years.

5. Under normal circumstances, the Mortgage Securities Fund will invest at least 80% of its assets in mortgage-related securities.

6. Under normal circumstances, the U.S. Government Money Fund will invest at least 80% of its assets in short-term U.S. Government Securities, subject to non-fundamental restriction number 25.

7. Under normal circumstances, the Strategic Alternatives Fund will invest at least 80% of its assets in asset classes that exhibit low historical correlations with global stock and bond markets. For purposes of this investment policy, “assets” includes not only the amount of the Fund’s net assets attributable to investments in asset classes that exhibit low historical correlations with global stock and bond markets, but also the Fund’s net assets that are segregated on the Fund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure.

8. Under normal circumstances, the Frontier Markets Fund will invest at least 80% of its assets in securities with exposure to the returns of Frontier Markets (as defined in the Prospectus). For purposes of this investment policy, “assets” includes not only the amount of the Fund’s net assets attributable to investments directly or indirectly providing investment exposure to the return of Frontier Markets, but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure.

9. Each Underlying Fund (other than the U.S. Government Money Fund) may invest up to 15% of its net assets in illiquid securities and the U.S. Government Money Fund may invest up to 10% of its net assets in illiquid securities; for the purposes of this restriction, repurchase agreements maturing in more than seven days will be deemed to be illiquid securities.

10. Except for the Mortgage Securities Fund, the Small to Mid Cap Fund, the Frontier Markets Fund and the Strategic Alternatives Fund, each Underlying Fund may not effect short sales. The Mortgage Securities Fund and the Small to Mid Cap Fund may, under normal circumstances, engage in short sales in an amount of approximately 20% of the Fund’s value (measured at the time of investment ), and the Frontier Markets Funds and the Strategic Alternatives Fund may, under normal circumstances, engage in short sales in an amount not to exceed 5% of the Fund’s value (measured at the time of short sale). Each Underlying Fund (except U.S. Government Money Fund) may effect short sales against-the-box; provided, however, (except for the Frontier Markets Fund) that not more than 25% of such Underlying Fund’s net assets (determined at the time of the short sale) may be subject to short sales against-the-box.

11. Each Underlying Fund may not purchase securities on margin (except that an Underlying Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments of up to 5% of its total assets after taking into account unrealized profits and losses in connection with transactions in futures contracts and related options).

12. Each Underlying Fund may not invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions or as part of a merger, consolidation or other acquisition, or as set forth under “Investment Policies — Collateralized Mortgage Obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).” Under the 1940 Act, absent specific exemptive relief, a Fund may not (i) invest more than 10% of its total assets (taken at current value) in such securities; (ii) own securities of any one investment company that has a value in excess of 5% of the Fund’s total assets (taken at current value); or (iii) own more than 3% of the outstanding voting stock of any one investment company.

13. Except for the International Equity Fund, Frontier Markets Fund and the Strategic Alternatives Fund, each Underlying Fund may not invest in securities, other than mortgage-related securities, asset-backed securities or obligations of any U.S. Government agency or instrumentality, of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund’s total assets would then be invested in such securities.

14. Each Underlying Fund may not make investments for the purpose of exercising control of management.

15. With the exception of the Frontier Markets Fund and the Strategic Alternatives Fund, each Underlying Fund may not acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

16. With the exception of the Frontier Markets Fund and the Strategic Alternatives Fund, each Underlying Fund may not purchase warrants if as a result the Fund would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchanges. Warrants attached to other securities are not subject to this limitation. The U.S. Government Money Fund may not purchase warrants. Rights or warrants acquired as a result of ownership of other instruments shall not be subject to this limitation.

17. Each Underlying Fund’s (except the Frontier Markets Fund, Mortgage Securities Fund and Strategic Alternatives Fund) entry into reverse repurchase agreements and dollar rolls, together with its other borrowings, is limited to 5% of its net assets. The Mortgage Securities Fund may invest up to 25% of its net assets in reverse repurchase agreements and dollar rolls.

18. With the exception of the Frontier Markets Fund and the Strategic Alternatives Fund, each Underlying Fund may invest up to 20% of its net assets in publicly traded real estate investment trusts (“REITs”); provided, however, that U.S. Government Money Fund may not invest in REITs.

19. The International Equity Fund will not enter into forward contracts on a regular basis or continuous basis if it would have 25% or more of its gross assets denominated in the currency of the contract or 10% of the value of its total assets committed to such contracts, where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

20. The Bond Funds and the International Equity Fund may invest up to 5% of their net assets in inverse floaters.

21. With the exception of the Frontier Markets Fund and the Strategic Alternatives Fund, no Underlying Fund will invest more than 5% of its net assets in privately-issued STRIPS.

22. With the exception of the Frontier Markets Fund and the Strategic Alternatives Fund, the Underlying Funds may invest up to 5% of their net assets in Municipal Securities (Fixed-Income securities issued by states, counties and other local governmental jurisdictions, including agencies of such governmental jurisdictions, within the United States). The Underlying Funds may also invest in Fixed-Income securities issued by foreign governments and their agencies.

23. Each Underlying Fund (except the Mortgage Securities Fund and the U.S. Government Money Fund) may invest in foreign securities. While the Growth Fund, Value Fund, and Small to Mid Cap Fund do not currently intend to, each may invest up to 20% of its net assets in common stocks of foreign issuers.

24. Consistent with applicable regulatory requirements, each Underlying Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund’s net assets, currently 33-1/3%. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest.

25. The U.S. Government Money Fund may not purchase common stock or other voting securities, preferred stock, warrants or other equity securities, except as maybe permitted by non-fundamental restriction number 6.

26. The U.S. Government Money Fund utilizes the amortized cost method of valuation in accordance with regulations issued by the Securities and Exchange Commission (the “SEC”). Accordingly, the U. S. Government Money Fund will limit its investments to those instruments with a maturity of 397 days or less, and which are issued by the U.S. Government, its agencies and instrumentalities.

27. The Frontier Markets Fund and the Strategic Alternatives Fund intend to pledge, hypothecate, mortgage or otherwise encumber its assets, to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices.

28. Frontier Markets Fund and Strategic Alternatives Fund are authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. Under normal circumstances, up to 25% of the Fund’s net assets, exclusive of the assets that are segregated for purposes of meeting segregation requirements under Section 18 of the 1940 Act, may be comprised of cash or cash equivalents. The Funds may hold cash reserves in an unlimited amount or invest in short-term and money market instruments for temporary defensive purposes when its Manager believes that a more conservative approach is desirable.

29. Each Underlying Fund (other than the U.S. Government Money Fund) is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by a Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. Under normal circumstances, no more than 20% of a Fund’s net assets (except that the Frontier Markets Fund may invest up to 25%) will be comprised of cash or cash equivalents, as discussed below. Each Underlying Fund may hold cash reserves in an unlimited amount or invest in short-term and money market instruments for temporary or defensive purposes when its Money Manager believes that a more conservative approach is desirable. The Underlying Funds (other than the U.S. Government Money Fund) also may create equity or fixed-income exposure for cash reserves through the use of options or futures contracts in accordance with their investment objectives to minimize the impact of cash balances. This will enable the Funds to hold cash while receiving return on the cash that is similar to holding equity or Fixed-Income securities. Each Underlying Fund (other than the U. S. Government Money Fund) may invest up to 20% of its net assets in:

(i) Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the United States; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii) Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, denominated in U.S. dollars, and of “eligible quality” as described below. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other non-bank entity, such insurance company or other non-bank entity must represent a credit of high quality, as determined by the Fund’s Money Manager, under the supervision of Forward Management and the Board of Trustees, or Forward Management, as applicable.

“Eligible quality,” for this purpose, means (i) a security rated (or issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) in the highest short-term rating category (e.g., A1/P1) or one of the two highest long-term rating categories (e.g., AAA/Aaa or AA/Aa) by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality by the Fund’s Money Manager, if applicable, or Forward Management under the general supervision of the Board. The purchase by the Fund of a security of eligible quality that is rated by only one rating agency or is unrated must be approved or ratified by the Board.

In selecting commercial paper and other corporate obligations for investment by an Underlying Fund, Forward Management and/or the Money Manager, as applicable, also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. Forward Management monitors the credit quality of securities purchased for the Fund. If commercial paper or another corporate obligation held by a Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Forward Management, will promptly reassess whether that security presents credit risks consistent with the Funds’ credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents minimal credit risks or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Forward Management determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid only if they are determined to be so in compliance with procedures approved by the Board.

30. The Underlying Funds will not invest in Fixed-Income securities, including Fixed-Income securities of foreign issuers or convertible securities, rated by S&P or Moody’s, or in unrated securities, which are deemed by Forward Management or a Money Manager at the time of purchase to be of a lesser credit quality than those designated, as follows:

Fund	Rating
Growth, Value, Small to Mid Cap, International	less than A
Equity, Mortgage Securities, and U.S. Government
Money Funds

Investment Grade Fixed-Income Fund	less than A, except no more than 20% of its assets in securities rated BBB (S&P) or Baa (Moody’s), and no more than 6% of its assets in securities rated BB (S&P) or Ba (Moody’s)

High Yield Bond Fund	rated higher than BB+ and lower than CCC (S&P) or higher than Ba1 or lower than Caa3 (Moody’s) (with respect to 80% of its net assets)

These ratings are modified with a plus (+) or minus (–) sign by S&P and with a1, 2 or 3 by Moody’s to show the relative standing within the rating category. (See Appendix A for more information about these ratings.)

While the Growth, Value, Small to Mid Cap, and International Equity Funds do not currently intend to, each may invest up to 20% of its net assets in Fixed-Income securities. The International Equity Fund may invest in Fixed-Income securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations. Forward Management monitors the credit quality of securities purchased for the Fund. In selecting commercial paper and other corporate obligations for investment by an Underlying Fund, Forward Management and/or the Money Manager, as applicable, also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If commercial paper or another corporate obligation held by a Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Forward Management, will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund’s credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Forward Management determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid and only if they are determined to be so in compliance with procedures approved by the Board.

Fundamental Investment Restrictions of the Allocation Funds

Each Allocation Fund is subject to the following “fundamental” investment restrictions that may only be changed by approval of a majority of the Fund’s shareholders. Unless otherwise noted, these restrictions apply at the time an investment is made. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restrictions.

The investment limitations set forth below relate only to the Allocation Funds, and may not necessarily apply to the Underlying Funds in which the Allocation Funds invest. Accordingly, each of the Allocation Funds may not:

1. Borrow money or issue senior securities, except as permitted by the 1940 Act;

2. Underwrite securities issued by others, except to the extent the Allocation Fund may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of restricted securities or in connection with the investment in other investment companies;

3. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, more than 25% of the Allocation Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry;

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Allocation Funds from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Allocation Funds from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities); or

6. Lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

Non-Fundamental Investment Restrictions of the Allocation Funds

The following are each Allocation Fund’s non-fundamental investment restrictions. These restrictions may be modified or eliminated upon approval of a majority of the Independent Trustees but without shareholder approval.

1. Each Allocation Fund does not currently intend to purchase securities on margin, except that each Allocation Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

2. Each Allocation Fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

3. Each Allocation Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets (at current value, not only at time of purchase) would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued; for the purposes of this restriction, repurchase agreements maturing in more than seven days will be deemed to be illiquid securities.

4. Each Allocation Fund may invest in short-term instruments, U.S. Government Securities and money market instruments for temporary defensive purposes when Forward Management believes that a more conservative approach is desirable.

Fundamental Investment Restrictions of the Limited Duration U.S. Government Fund

The Fund is subject to the following “fundamental” investment restrictions unless otherwise indicated. Unless otherwise noted, these restrictions apply at the time an investment is made. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction unless otherwise noted. Unless otherwise indicated the Fund may not:

1. With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities, including Government Sponsored Entities (“U.S. Government Securities”)) if as a result, (i) more than 5% of the Fund’s total assets would then be invested in securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2. Invest more than 25% of the value of its total assets in securities in any single industry, provided that there is no limitation on the purchase of securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities.

3. Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) and to the extent permitted under the 1940 Act.

4. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent not prohibited by the 1940 Act.

5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate. In particular, the Fund may purchase mortgaged-backed securities.

6. Invest in commodities, except that the Fund may purchase and sell futures contracts, including those relating to indices, and options on futures contracts or indices.

7. Underwrite the securities of other issuers, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund’s Board.

* For purposes of these restrictions, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures contracts is deemed to be the issuance of a senior security.

Non-Fundamental Investment Policies and Restrictions of the Limited Duration U.S. Government Fund

The following are the Fund’s non-fundamental investment policies and restrictions. These policies and restrictions may be modified or eliminated without shareholder approval.

1. The Fund intends to limit its investments and investment techniques so as to qualify for investment by national and state banks, savings associations, and credit unions.

2. The Fund does not currently intend to sell securities short or make short sales against-the-box.

3. The Fund does not currently intend to purchase securities on margin or purchase futures or options, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

4. The Fund does not currently intend to enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities that are illiquid if, in the aggregate, more than 15% of its net assets would be so invested. The Fund intends to limit the use of repurchase agreements to repurchase agreements involving obligations of the U.S. Government its agencies & instrumentalities, including zero coupon Treasury securities that have been stripped of either principal or interest by the U.S. so long as the maturity of these securities does not exceed ten years, and obligations of the Federal Home Loan Banks, Fannie Mae, the Government National Mortgage Association, the Federal Farm Credit Banks, the Federal Financing Bank, the Student Loan Marketing Association, Small Business Administration and Freddie Mac.

5. The Fund does not currently intend to purchase any investment having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the Federal Financial Institutions Examinations Council (“FFIEC”).

6. The Fund will not invest in “high risk” securities that do not meet the tests contained in the National Credit Union Administration, Regulation 703, and the Fund intends to limit its investments to those permissible for federal savings associations, national banks and federal credit unions under current applicable regulations.

7. The Fund will not invest in securities of other investment companies, except to the extent permitted under the 1940 Act.

8. The Fund does not currently intend to pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

9. The Fund does not currently intend to invest in securities, other than mortgage-related securities, asset-backed securities or obligations of any U.S. Government agency or instrumentality, of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund’s total assets would then be invested in such securities.

10. The Fund does not currently intend to make investments for the purpose of exercising control of management.

11. The Fund may not purchase warrants. Warrants attached to other securities are not subject to this limitation. Rights or warrants acquired as a result of ownership of other instruments shall not be subject to this limitation.

12. The Fund does not currently intend to enter into reverse repurchase agreements and dollar rolls, that together with its other borrowings exceeds 5% of its net assets.

13. The Fund does not currently intend to invest in publicly traded real estate investment trusts (“REITs”).

14. The Fund does not currently intend to invest in privately-issued STRIPS.

15. The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. Under normal circumstances, no more than 20% of the Fund’s net assets will be comprised of cash or cash equivalents, as discussed below. The Fund may invest up to 20% of its net assets in:

                    (i) Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the United States; the Fund may invest in Eurodollar instruments of foreign and domestic banks; and

                    (ii) Commercial paper guaranteed or supported by a letter of credit issued by a bank, that meets the requirements set forth in paragraph (i) above, maturing in 13 months or less, and of “eligible quality” as described below.

                    (iii) Letters of credit or lines of credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. Lines of Credit are limited to no more than 10% of the Fund’s assets as determined at the end of each calendar quarter. If the letter of credit or line of credit is issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i)

above. If issued or insured by an insurance company or other nonbank entity, such insurance company or other nonbank entity must represent a credit of high quality, as determined by the Fund’s Money Manager, under the supervision of Forward Management and the Board of Trustees.

“Eligible quality,” for this purpose, means (i) a security rated (or issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) in the highest short-term rating category (e.g., A1/P1) or the highest long-term rating categories (e.g., AAA/Aaa) by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality by the Fund’s Money Manager, if applicable, or Forward Management under the general supervision of the Board of Trustees. Government securities are generally considered to have the highest rating. The purchase by the Fund of a security of eligible quality that is rated by only one rating agency or is unrated must be approved or ratified by the Board of Trustees.

In selecting commercial paper and other obligations for investment by the Fund, the Money Manager also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. Forward Management monitors the credit quality of securities purchased for the Fund. If commercial paper or another obligation held by the Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Forward Management, will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents minimal credit risks or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Forward Management determines that to do so is not in the best interests of the Fund and its shareholders.

The Fund may hold cash reserves in an unlimited amount or invest in short-term and money market instruments for temporary defensive purposes when its Money Manager believes that a more conservative approach is desirable.

16. The Fund does not currently intend to invest in fixed-income securities, including convertible securities, rated by S&P or Moody’s, or in unrated securities deemed by Forward Management or the Money Manager to be of a lesser credit quality than AAA or having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC. Generally, Government securities are unrated but considered to be of the highest quality. These ratings are modified with a plus (+) or minus (-) sign by S&P and with a 1,2 or 3 by Moody’s to show the relative standing within the rating category. (See Appendix A for more information about these ratings.)

Forward Management and the Money Manager monitor the credit quality of securities purchased for the Fund. The Board of Trustees reviews these reports. In selecting obligations for investment by the Fund, Forward Management and/or the Money Manager, as applicable, also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If an obligation held by the Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Forward Management, will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund’s credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Forward Management determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid only if they are determined to be so in compliance with procedures approved by the Board of Trustees.

Fundamental Investment Restrictions of the Total Return Fund

The Fund is subject to the following “fundamental” investment restrictions unless otherwise indicated. Unless otherwise noted, these restrictions apply at the time an investment is made. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction unless otherwise noted. Unless otherwise indicated the Fund may not:

1. Invest more than 25% of the value of its total assets in securities in any single industry, provided that there is no limitation on the purchase of securities issued, guaranteed or sponsored by the U.S. Government, its agencies or instrumentalities.

2. Borrow money or pledge its assets except to the extent such borrowing or pledging of assets is not prohibited by the 1940 Act and exemptive orders granted under such Act.

*3. Issue any senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

*4. Buy or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, exploration or development programs, commodities or commodity contracts (excluding currencies and any type of option, futures contracts and forward contracts) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, exploration or development programs, commodities or commodity contracts (including currencies and any type of option, futures contracts and forward contracts) acquired as a result of the ownership of securities.

5. Underwrite the securities of other issuers, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act, and exemptive orders granted under the 1940 Act, and except insofar as the Fund may technically be deemed an underwriter under the 1933 Act, by virtue of disposing of portfolio securities.

6. Make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under the Act.

* For purposes of these restrictions, collateral arrangements with respect to any type of swap, option, forward contracts and futures contracts and collateral arrangements with respect to initial and variation margin are not deemed to be a pledge of assets and neither such arrangements nor the purchase or sale of futures contracts is deemed to be the issuance of a senior security.

Non-Fundamental Investment Policies and Restrictions of the Total Return Fund

The following are the Fund’s non-fundamental investment policies and restrictions. These policies and restrictions may be modified or eliminated without shareholder approval.

1 The Fund may not effect short sales, except short sales against-the-box; provided, however, that not more than 25% of the Fund’s net assets (determined at the time of the short sale) may be subject to short sales against-the-box.

2. Absent specific exemptive relief, the Fund may not invest in securities of other investment companies, except to the extent permitted under the 1940 Act. Under the 1940 Act, the Fund may not (i) invest more than 10% of its total assets (taken at current value) in such securities; (ii) own securities of any one investment company that has a value in excess of 5% of the Fund’s total assets (taken at current value); or (iii) own more than 3% of the outstanding voting stock of any one investment company.

3. The Fund may not acquire more than 5% of the outstanding voting securities, or 10% of all of the securities, of any one issuer.

4. The Fund intends to pledge, hypothecate, mortgage or otherwise encumber its assets, to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with the purchase of securities on a when-issued or delayed-delivery basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

5. The Fund does not currently intend to invest in securities, other than mortgage-related securities, asset-backed securities or obligations of any U.S. Government agency or instrumentality, of an issuer which, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the Fund’s total assets would then be invested in such securities.

6. The Fund does not currently intend to make investments for the purpose of exercising control of management.

7. The Fund’s entry into reverse repurchase agreements and dollar rolls, together with its other borrowings, is limited to 5% of its net assets.

8. The Fund may invest up to 10% of its net assets in publicly traded real estate investment trusts (“REITs”).

9. The Fund may not invest more than 5% of its net assets in privately-issued STRIPS.

10. The Fund is authorized to invest its cash reserves (funds awaiting investment) in the specific types of securities to be acquired by the Fund or cash to provide for payment of the Fund’s expenses or to permit the Fund to meet redemption requests. Under normal circumstances, up to 50% of the Fund’s net assets may be comprised of cash or cash equivalents. The Fund may hold cash reserves in an unlimited amount or invest in short-term and money market instruments for temporary defensive purposes when its Money Manager believes that a more conservative approach is desirable.

11. The Fund may invest up to 15% of its net assets in illiquid securities; for the purposes of this restriction, repurchase agreements maturing in more than seven days will be deemed to be illiquid securities.

12. The Fund may not purchase securities on margin (except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases or sales of securities, may trade in futures and related options, and may make margin payments of up to 5% of its total assets after taking into account unrealized profits and losses in connection with transactions in futures contracts and related options).

13. The Fund may not purchase warrants if as a result the Fund would have more than 5% of its total assets invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchanges. Warrants attached to other securities are not subject to this limitation. Rights or warrants acquired as a result of ownership of other instruments shall not be subject to this limitation.

14. Consistent with applicable regulatory requirements, the Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund’s net assets, currently 33-1/3%. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest.

15. The Fund will invest up to 20% of its assets in fixed-income securities, including convertible securities, rated by S&P or Moody’s, or in unrated securities deemed by Forward Management or the Money Manager to be of a lesser credit quality than BB/Ba or less. Generally, Government securities are unrated but considered to be of the highest quality. These ratings are modified with a plus (+) or minus (-) sign by S&P and with a 1, 2 or 3 by Moody’s to show the relative standing within the rating category. (See Appendix A for more information about these ratings.)

Forward Management monitors the credit quality of securities purchased for the Fund. In selecting obligations for investment by the Fund, Forward Management and/or the Money Manager, as applicable, also considers information concerning the financial history and condition of the issuer and its revenue and expense prospects. If an obligation held by the Fund is assigned a lower rating or ceases to be rated, the Money Manager under the supervision of Forward Management, will promptly reassess whether that security presents credit risks consistent with the Fund’s credit quality restrictions and whether the Fund should continue to hold the security in its portfolio. If a portfolio security no longer presents credit risks consistent with the Fund’s credit quality restrictions or is in default, the Fund will dispose of the security as soon as reasonably practicable unless Forward Management determines that to do so is not in the best interests of the Fund and its shareholders. Variable amount demand master notes with demand periods of greater than seven days will be deemed to be liquid only if they are determined to be so in compliance with procedures approved by the Board of Trustees.

ADDITIONAL INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with certain of the Funds’ investments is set forth below. Unless otherwise indicated above in “Investment Restrictions” or below, the following discussion pertains to each of the Funds. From time to time, particular Funds may purchase these securities or enter into these strategies to an extent that is more than incidental. Certain of the Funds may be restricted or prohibited from using certain of the investment techniques described below, as indicated under the heading “Investment Restrictions.”

Allocation Risk

Each Allocation Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines.

Asset-backed Securities Risk

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Offered through trusts and special purpose subsidiaries in which various types of assets, primarily home equity loans and automobile and credit card receivables, are securitized in pass-through structures, which means that they provide investors with payments consisting of both principal and interest as the loans in the underlying asset pool are paid off by the borrowers, similar to the mortgage pass-through structures described below in “Risks of Investing in asset-backed and mortgage-related Securities” or in a pay through structure similar to the collateralized mortgage structure.

Asset Class Risk

Issuers within an asset class, industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

Bank Industry Concentration Risk (Applicable to Frontier Markets Fund only)

Investment opportunities in many frontier market countries may be concentrated in the bank industry. Based on the Fund’s investment restriction regarding concentration, the Fund at all times will be required to invest 25% or more of its total asset in securities of issuers in the bank industry. As a result, the Fund will have a high concentration of investments in the bank industry.

Bank And Corporate Obligations

A Fund may invest in commercial paper, including variable amount master demand notes and commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies.

A Fund may also invest in certificates of deposit issued by various depositary institutions, unsecured bank promissory notes, and bankers’ acceptances. A certificate of deposit is issued against deposited funds that mature at a specific future time period, and accrue at a specific or variable interest rate. Typically, these deposits are insured by the full faith and credit of the U. S. Government up to $250,000 per depositor, per bank, through a variety of federal government depositary entities such as the Federal Deposit Insurance Corporation. Typically, withdrawal penalties are imposed for withdrawal prior to maturity on certificates of deposit.

Bankers’ acceptances are negotiable drafts that are normally drawn by an importer or exporter to pay for specific merchandise, which then are accepted by a bank, meaning that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances, along with notes issued by banking institutions, are only as secure as the credit worthiness of the issuing or accepting depository institution.

Demand notes are obligations of issuing organizations that share the credit profile of commercial paper. The distinct difference is in the liquidity characteristics of the issuance. While commercial paper is mostly negotiable, with a robust secondary trading market for rated issuers, demand notes are issued by a corporation and liquidated on demand. There is no secondary market. Typically the issuance consists of two parts, an “A” note and a “B” note. Both carry an interest rate higher than the commercial paper issued by the same issuer, meant to compensate for the increased liquidity risk. Most often the “A” note is for a fixed investment amount, and can only be redeemed with a fixed notice, such as six to twelve months. The “B” note can be redeemed at any time for any amount presently outstanding.

Bank Loans, Loans By Other Financial Institutions, Loan Participations And Assignments Of Loans

Certain Funds may invest in loans made to corporate and other business entities by banks or other financial institutions (“corporate loans”). Such corporate loans typically pay interest rates that are re-determined periodically on the basis of a floating base lending rate such as the London Interbank Offered Rate (“LIBOR”) plus a premium. A Fund may acquire loan participations and other related direct or indirect corporate debt obligations (including assignments of corporate loans), in which a Fund will buy from a lender a portion of a larger loan that the lender has made to a borrower. Such loans may include term loans and, to the extent permissible for the Fund, revolving credit facilities, prefunded L/C term loans, delayed draw term loans and receivables purchase facilities.

Loans Negotiated By The Agent Bank

Each type of corporate loan in which a Fund may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the corporate borrower and in the drafting of the terms of the corporate loan. The group of lenders often consists of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions. One or more of the lenders usually administers the corporate loan on behalf of all the lenders; this lender is referred to as the “Agent Bank”.

Three Ways To Invest In Corporate Loans

A Fund may invest in corporate loans in one of three ways. The Fund may: (i) make a direct investment in a corporate loan by participating as one of the lenders;

(ii) purchase a participation interest in a corporate loan; or (iii) purchase an assignment of a corporate loan. Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a corporate loan. The Fund may acquire participation interests from a lender or other holders of participation interests. An assignment represents a portion of a corporate loan previously attributable to a different lender. Unlike a participation interest, the Fund will generally become a lender for the purposes of the relevant corporate loan agreement by purchasing an assignment.

1. Direct Investments In Corporate Loans. When a new issue is purchased, such an investment is typically made at par. This means that the Fund receives a return at the full interest rate for the corporate loan. Secondary purchases of loans may be made at par, at a premium from par or at a discount from par. When the Fund invests in a participation interest in, or an assignment of, a corporate loan, the Fund may pay a fee or forgo a portion of the interest payment. Consequently, the Fund’s return on such an investment may be lower than it would have been if the Fund had made a direct investment in the underlying corporate loan. The Fund may be able, however, to invest in corporate loans only through participation interests or assignments at certain times when reduced direct investment opportunities in corporate loans may exist.

2. Assignments Of Corporate Loans. If a Fund purchases an assignment of a corporate loan from a lender, the Fund will step into the shoes of the original lender and will have direct contractual rights against the corporate borrower in favor of the lenders. An assignment from a lender gives the Fund the right to receive payments directly from the corporate borrower and to enforce its rights as a lender directly against the corporate borrower.

Bank loans are fixed and floating rate loans arranged through private negotiations between a company or a non-U.S. government and one or more financial institutions (lenders). In connection with purchasing participations, the underlying funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the underlying funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the underlying funds will assume the credit risk of both the borrower and the lender that is selling the participation. When the underlying funds purchase assignments from lenders, the underlying funds will acquire direct rights against the borrower on the loan. The underlying funds may have difficulty disposing of bank loans because, in certain cases, the market for such instruments is not highly liquid. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and on the underlying funds’ ability to dispose of the bank loan in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

3. Participation Interests In Corporate Loans. In contrast to an assignment, if a Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the corporate borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the corporate borrower. Therefore, when the Fund invests in corporate loans through the purchase of participation interests, the Fund’s manager may consider the creditworthiness of the Agent Bank and any lenders and participants interposed between the Fund and the corporate borrower. These parties are referred to as “Intermediate Participants”.

Loan participations, however, may enable a Fund to acquire an interest in a loan from a financially strong borrower, which it could not do directly. While loan participations generally trade at par value, a Fund may buy participations trading at a premium and also may be permitted to buy loan participations that sell at a discount because of the borrower’s credit problems or other issues associated with the credit risk of the loan. To the extent the credit problems are resolved, loan participations may appreciate in value. In the event the corporate borrower fails to pay principal and interest when due, the Fund may have to assert rights against the borrower through an Intermediate Participant. This may subject the Fund to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the corporate borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant rather than of the corporate borrower. This means that the Fund does not have any direct contractual rights against the corporate borrower. Also, in the event of the insolvency of the lender or Intermediate Participant who sold the participation interest to the Fund, the Fund may not have any exclusive or senior claim with respect to the lender’s interest in the corporate loan, or in the collateral securing the corporate loan. Consequently, the Fund may not benefit directly from the collateral supporting the underlying corporate loan. There is a risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank, as described below.

Obligations To Make Future Advances

For revolving credit facility corporate loans (“revolvers”) and some types of delayed draw loans, lenders, including a Fund, and Intermediate Participants may have an obligation to make future advances to the corporate borrower at the demand of the borrower and may have certain other obligations pursuant to the terms of these types of corporate loans. Receivables purchase facilities may be structured as revolvers that are secured by the borrower’s receivables.

Delayed Draw Term Loans

Delayed draw term loans are similar to revolvers, except that once drawn upon by the borrower during the commitment period, they remain permanently drawn and become term loans. They have characteristics of both revolvers and term loans, in that, before they are drawn upon by the borrower, they are similar to a revolver; however when they are drawn upon, they become fully and permanently drawn and are identical to term loans. These delayed draw term loans may be drawn upon by the borrower for the given commitment period for various purposes, including making acquisitions. The borrower pays a fee during the commitment period (a ticking fee). Upon funding, when a loan is drawn upon, the loan becomes permanently funded and repaid amounts may not be reborrowed.

Prefunded L/C Term Loans

A prefunded L/C term loan (“prefunded L/C loan”) is a facility created by the borrower in conjunction with the Agent Bank as issuers of the loan, and the prefunded L/C loan is backed by letters of credit (each letter, an “L/C”). Each participant in a prefunded L/C loan (sometimes referred to as a funded letter of credit facility) fully funds its commitment amount to the Agent Bank for the facility. The funds are held and invested by the Agent Bank and held solely to satisfy a prefunded L/C loan lender’s obligation to the Agent Bank under the facility. The funds paid by the lenders are invested by the Agent Bank as deposits that pay interest, usually approximating a benchmark rate, such as LIBOR, which goes to the borrower. Generally, the borrower, via the Agent Bank, pays the lenders an interest rate, equivalent to the fully drawn spread plus the benchmark rate, usually LIBOR. The funds will be returned to a Fund as a lender upon termination of the prefunded L/C loan (and upon satisfaction of all obligations). Under the terms of the prefunded L/C loan agreement, a lender, such as a Fund, may sell and assign all or a portion of its interest in the loan to another lender so long as the other lender is eligible and agrees to the terms and conditions of the prefunded L/C loan agreement.

Whenever the borrower needs funds, it draws against the prefunded L/C loan and the Agent Bank makes payment to the borrower by withdrawing some of the amount invested as deposits. Consequently, the lenders do not have to advance any additional funds at the time the borrower draws against the prefunded L/C loan facility. The prefunded L/C loan can be structured from the standpoint of the borrower as either (i) a revolving credit facility, where the borrower can reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan, or (ii) a delayed draw term loan where the borrower may not reborrow, during the term of the loan, moneys it has paid back to the facility during the term of the loan.

Risks Of Investments In Corporate Loans Creditworthiness

Indebtedness of companies with poor creditworthiness involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, the Fund bears a substantial risk of losing the entire amount invested. In addition, loans may be issued in leveraged or highly leveraged transactions. This means that the borrower is assuming large amounts of debt in order to have large amounts of financial resources to attempt to achieve its business objectives; there is no guarantee, however, that the borrower will achieve its business objectives. Loans issued in leveraged or highly leveraged transactions are subject to greater credit risks than other loans, including an increased possibility that the borrower may default or go into bankruptcy and a Fund having more difficulty selling such investments because they are less liquid. The value of such loans is also more volatile.

Non-payment Of Interest And/Or Principal

Corporate loans and other floating-rate debt instruments are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to a Fund, a reduction in the value of the investment and a potential decrease in the net asset value per share (“NAV”) of a Fund.

Insufficient Collateral

Some corporate loans may be secured by collateral, which may consist of various types of assets or interests including intangible assets, working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment, intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. The value of the collateral, however, may decline following investment by a Fund. Also, collateral may be difficult to sell and there are other risks which may cause the collateral to be insufficient in the event of a default. Consequently, there can be no assurance that the liquidation of any collateral securing a corporate loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a corporate loan. Collateral securing a corporate loan may lose all or substantially all of its value in the event of bankruptcy of a borrower. Some corporate loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the corporate loans to currently existing or future indebtedness of the corporate borrower or take other action detrimental to the holders of the corporate loans including, in certain circumstances, invalidating such corporate loans or causing interest previously paid to be refunded to the borrower. If interest were required to be refunded, it could negatively affect a Fund’s performance.

Publicly Available Information And Ratings

Many corporate loans in which a Fund may invest may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to corporate loans will generally be less than that available for registered or exchange listed securities. Borrowers may have outstanding debt obligations that are rated below investment grade by a rating agency. Corporate loans held by a Fund directly or as a participation interest or assignment of the loan may be assigned ratings below investment grade by a rating agency, or unrated but judged by the Fund’s manager to be of comparable quality.

Liquidity Of Corporate Loans

Prefunded L/C term loans, delayed draw loans and receivables purchase facilities are somewhat newer types of loans to corporations, but generally also permit the lenders, including a Fund, to assign and transfer their interests in such loans to other parties. Generally, a liquid market with institutional buyers exists for such interests.

However, no active trading market may exist for some corporate loans and some corporate loans may be subject to restrictions on resale. A secondary market in corporate loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability to realize full value and thus cause a material decline in a Fund’s NAV. In addition, a Fund may not be able to readily dispose of its corporate loans at prices that approximate those at which the Fund could sell such loans if they were more widely-traded and, as a result of such illiquidity, a Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. During periods of limited supply and liquidity of corporate loans, a Fund’s yield may be lower.

Risks Based On Agent Banks And/Or Intermediate Participants

The Agent Bank is a lender that administers the corporate loan. The Agent Bank typically is responsible for collecting principal, interest and fee payments from the corporate Borrower. The Agent Bank then distributes these payments to all lenders that are parties to the corporate loan. Typically, the Agent Bank is given broad discretion in enforcing the terms of the corporate loan, and is required to use only the same care it would use in the management of its own property. The corporate borrower compensates the Agent Bank for these services. Such compensation may include special fees paid at the start of corporate loans and other fees paid on a continuing basis.

In the event that a corporate borrower becomes bankrupt or insolvent, the borrower may attempt to assert certain legal defenses as a result of improper conduct by the Agent Bank or Intermediate Participant. There is a risk that an Agent Bank may have financial difficulty. An Agent Bank could even declare bankruptcy, or have a receiver, conservator, or similar official appointed for it by a regulatory authority. If this happens, assets held by the Agent Bank under the corporate loan should remain available to holders of corporate loans, including a Fund. However, a regulatory authority or court may determine that assets held by the Agent Bank for the benefit of a Fund are subject to the claims of the Agent Bank’s general or secured creditors. A Fund might incur costs and delays in realizing payment on a corporate loan or might suffer a loss of principal or interest. Similar risks arise in situations involving Intermediate Participants, as described above.

Bond Market Volatility

Individual securities are expected to fluctuate in response to issuer, general economic and market conditions. In general, the price of a debt or money market security falls when interest rates rise.

Call Risk

Some bonds are issued with specific maturities that also allow the issuer to redeem the issue in whole or part before the stated final maturity. An issuer may “call” a bond when the general level of interest rates has declined relative to what they were when the bond issuer originally issued the bond. If an issuer “calls” a bond during a time of declining interest rates, a Fund may have to reinvest the proceeds in an investment offering a lower yield. If this happens the Fund may not be able to take advantage of any increase in value as a result of declining interest rates.

Commercial Mortgage-Backed Securities (“CMBS”)

CMBS bonds are backed by a mortgage loan or pools of loans secured by commercial property, not residential mortgages. The principal on mortgage-backed securities may normally be prepaid at any time, which will reduce the yield and market value of these securities. CMBS generally experience less prepayment than residential mortgage-backed securities. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets which were prepaid. In addition, rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, mortgage-backed securities may exhibit additional volatility and may lose value. This is known as extension risk. Certain commercial mortgage-backed securities are issued in several classes with different levels of yield and credit protection. The fund’s investments in commercial mortgage-backed securities with several classes may be in the lower classes that have greater risks than the higher classes, including greater interest rate, credit and prepayment risks.

Collateralized Mortgage Obligations (“CMOS”) and Real Estate Mortgage Investment Conduits (“REMICS”) Risk

Certain Underlying Funds may invest in mortgage-backed securities called collateralized mortgage obligations (CMOs). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, the Underlying Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

A CMO is a debt security that is backed by a portfolio of mortgages or mortgage-backed securities. The issuer’s obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs generally are partitioned into several classes with a ranked priority as to the time that principal payments will be made with respect to each of the classes. The Fixed-Income Funds may invest only in privately-issued CMOs that are collateralized by mortgage-backed securities issued or guaranteed by Government National Mortgage Association (“GNMA”) Certificates, Federal National Mortgage Association (“FNMA”) or Federal Home Loan Mortgage Corporation (“FHLMC”) and in CMOs issued by FHLMC.

A REMIC must elect to be, and must qualify for treatment as such, under the Internal Revenue Code of 1986, as amended (the “Code”). A REMIC must consist of one or more classes of “regular interests,” some of which may be adjustable rate, and a single class of “residual interests.” To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured, principally by real property. The Bond Funds do not intend to invest in residual interests and the U.S. Government Money Fund will not invest in residual interests. Congress intended for REMICs to ultimately become the exclusive vehicle for the issuance of multi-class securities backed by real estate mortgages. If a trust or partnership that issues CMOs does not elect and qualify for REMIC status, it will be taxed at the entity level as a corporation.

Commodities Futures Contracts

There are several additional risks associated with transactions in commodity futures contracts. These risks are discussed below:

o Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

o Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the underlying funds to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

o Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

o Combined Positions. A Fund may purchase and write options in combination with each other. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Commodity Risk

Certain Underlying Funds’ investments in commodity-linked derivative instruments, including structured notes, may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. In order to qualify for the special tax treatment available to regulated investment companies under the Code, each Fund must derive at least 90% of its gross income each taxable year from certain specified types of investments. It is currently unclear which types of commodities-linked derivatives fall within these specified investment types. As a result, if a Fund’s investment in commodities-linked derivatives were to exceed a certain threshold, the Fund could fail to qualify for the special tax treatment available to regulated investment companies under the Code.

Common Stocks Risk

Investment in the equity securities of companies exposes a Fund and its shareholders to the risks associated with investing in common stocks. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services.

Company Risk

The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole.

Company or Security Specific Risk

Certain Funds are subject to the risk associated with events that are unique to a specific company, a specific security, a specific industry, or a specific security class. For example, a particular security’s price will tend to react poorly with reference to an earnings announcement that is worse than the market expected. A Fund’s equity investments in an issuer may rise and fall based on the issuer’s actual and anticipated earnings, changes in management and the potential for takeovers and acquisitions. Specific issuers, and the prices of their securities, also are subject to risks.

Convertible Securities Risk

Convertible securities, like fixed income securities, tend to increase in value when interest rates decline and decrease in value when interest rates rise. The market value of a convertible security also tends to increase as the market value of the underlying stock rises and decrease as the market value of the underlying stock declines.

Corporate Obligations

Corporate debt obligations include (i) corporate debt securities, including bonds, debentures, and notes; (ii) commercial paper (including variable-amount master demand notes); (iii) repurchase agreements involving investment-grade debt obligations; (iv) convertible securities-debt obligations of corporations convertible into or exchangeable for equity securities.

Counterparty Credit Risk

Commodity and financial-linked derivative instruments are subject to the risk that the counterparty to the instrument might not pay interest when due or repay principal at maturity of the obligation. If a counterparty defaults on its interest or principal payment obligations to a Fund, this default will cause the value of your investment in the Fund to decrease. In addition, a Fund will invest in commodity- and financial-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent a Fund focuses its investments in a limited number of issuers, it will be more susceptible to the risks associated with those issuers.

Credit Default Swaps

Another form of swap agreement is a credit default swap. A credit default swap enables a Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. If a default event occurs, the seller must pay the buyer the full notional value of the reference obligation in exchange for the reference obligation. If no default occurs, the counterparty will pay the stream of payments and have no further obligations to a Fund selling the credit protection.

In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the buyer of the credit protection would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund or an Underlying Fund purchasing the credit protection.

Credit default swaps could result in losses if the creditworthiness of an issuer or a basket of securities is not accurately evaluated.

Credit Risk

Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal.

Currency Transactions

If a security is denominated in a foreign currency, the value of the security fluctuates if there is a change in currency exchange rates or exchange control regulations. Adverse currency fluctuations will reduce the value of a Fund’s shares. Costs are incurred by a Fund in connection with conversions between currencies. Currency risks are greater in lesser developed markets and can be unpredictably affected by external events. Fund managers are authorized to hedge against currency risks but are not required to do so and may choose not to do so because of the cost or for other reasons. In accordance with its investment philosophy, a Fund’s sub-advisor generally chooses not to hedge the Fund’s currency exposure.

Custody Risk

Certain securities in which a Fund invests may be held in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized and there may be limited or no regulatory oversight over their operations. In addition, it is often more expensive for a Fund to buy, sell and hold securities in certain foreign markets as compared to the U.S.

Debt Securities

Certain Funds may invest in debt securities that are rated between “BBB” and as low as “CCC” by S&P and between “Baa” and as low as “Caa” by Moody’s or, if unrated, are of equivalent investment quality as determined by the Investment Advisor or Sub-Advisors. Such debt securities may include preferred stocks, investment-grade corporate bonds, debentures and notes and other similar corporate debt instruments, convertible securities, municipal bonds, and high-quality short-term debt securities such as commercial paper, bankers’ acceptances, certificates of deposit, repurchase agreements, obligations insured or guaranteed by the United States Government or its agencies, and demand and time deposits of domestic banks, United States branches and subsidiaries of foreign banks and foreign branches of United States banks. Debt securities may be acquired with warrants attached. Corporate income-producing securities may also include forms of preferred or preference stock.

Investments in corporate debt securities that are rated below investment grade (rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or “BBB” by Standard & Poor’s Rating Service (“S&P”)) are considered speculative with respect to the issuer’s ability to pay interest and repay principal. Rating agencies may periodically change the rating assigned to a particular security. While the Investment Advisor and Sub-Advisors will take into account such changes in deciding whether to hold or sell a security, the Investment Advisor and Sub-Advisors are not required to sell a security that is downgraded to any particular rating.

The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund’s net asset value. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. See “Variable and Floating Rate Securities.” The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

Bonds that are rated “Baa” by Moody’s are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds that are rated C by Moody’s are the lowest rated class of bonds and can be regarded as having extremely poor prospects of attaining any real investment standing.

Bonds rated “BBB” by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories. Bonds rated “D” by S&P are the lowest rated class of bonds and generally are in payment default. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Although they may offer higher yields than higher rated securities, high-risk, low rated debt securities (commonly referred to as “junk bonds”) and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for a Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher rated securities.

Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.

Depositary Receipt Risk

Depositary Receipts are instruments that represent interests in companies trading outside the markets in which the Depositary Receipts are traded. Accordingly, while Depositary Receipts are traded on recognized exchanges, there may be other risks associated with such instruments to consider, for example, the interests underlying the Depositary Receipts may be subject to political, economic, inflationary, exchange rate, custody or other risks in markets outside those in which the Depositary Receipts are traded.

Derivatives Risk

Certain Funds may purchase and write call and put options on securities, securities indexes and foreign currencies, and enter into futures contracts and use options on futures contracts as further described below. A Fund may also enter into swap agreements with respect to foreign currencies, interest rates and securities indexes. A Fund may use these techniques to hedge against changes in interest rates, foreign currency exchange rates or securities prices or to attempt to achieve investment returns as part of its overall investment strategies. A Fund may also purchase and sell options relating to foreign currencies for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. A Fund will maintain a segregated account consisting of assets determined to be liquid by its Sub-Advisor in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under options, futures and swaps to avoid leveraging the portfolio of the Fund as described below.

The Funds consider derivative instruments to consist of securities or other instruments whose value is derived from or related to the value of some other instrument or asset, and not to include those securities whose payment of principal and/or interest depends upon cash flows from underlying assets, such as mortgage-related or asset-backed securities. The value of some derivative instruments in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its Sub-Advisor to correctly forecast interest rates and other economic factors. If a Sub-Advisor incorrectly forecasts such factors and has taken positions in derivative instruments contrary to prevailing market trends, a Fund could be exposed to the risk of loss. The Funds might not employ any of the strategies described above, and no assurance can be given that any strategy used will succeed. A decision as to whether, when and how to utilize derivative instruments involves the exercise of skill and judgment, and even a well-conceived derivatives strategy may be unsuccessful. The use of derivative instruments involves brokerage fees and/or other transaction costs, which will be borne by the Fund.

Changes in the market value of securities held by a Fund, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market for the Fund to sell derivative instruments, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk.

Duration

Duration is one of the fundamental tools used by the Money Managers of the Bond Funds in security selection. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to change by approximately three percent with a one percent change in interest rates. Assumptions generally accepted by the industry concerning the probability of early payment and other factors may be used in the calculation of duration for debt securities that contain put or call provisions, sometimes resulting in a duration different from the stated maturity of the security. With respect to certain mortgage-backed securities, duration is likely to be substantially less than the stated maturity of the mortgages in the underlying pools. The maturity of a security measures only the time until final payment is due and, in the case of a mortgage-backed security, does not take into account the factors included in duration.

A fund’s duration directly impacts the degree to which asset values fluctuate with changes in interest rates. For every one percent change in interest rate, a fund’s net asset value (the “NAV”) is expected to change inversely by approximately one percent for each year of duration. For example, a one percent increase in interest rate would be expected to cause a fixed-income portfolio with an average dollar weighted duration of five years, to decrease in value by approximately five percent (one percent interest rate increase multiplied by the five year duration).

Under normal market conditions, the Investment Grade Fixed-Income Fund seeks to have a dollar-weighted average portfolio duration of between three and eight years. In addition, under normal market conditions, it is expected that the Investment Grade Fixed-Income Fund will generally have an average portfolio maturity of between 3 and 10 years.

Emerging Market Stocks and Foreign Securities

Investing in emerging market countries involves potential risks relating to political and economic developments abroad. Governments of many emerging countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Accordingly, government actions in the future could have a significant effect on economic conditions in emerging countries, which could affect the value of securities in a Fund. The value of the investments made by a Fund will be affected by commodity prices, inflation, interest rates, taxation, social instability, and other political, economic or diplomatic developments in or affecting the emerging countries in which the Fund has invested. In addition, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, or other similar developments, which could affect investments in those countries. While the Money Managers intend to manage the Funds in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause the Funds to suffer a loss of interest or principal on any of its holdings. The Funds will treat investments that are subject to repatriation restrictions of more than seven (7) days as illiquid securities.

Certain of the risks associated with investments generally are heightened for investments in emerging countries. For example, securities markets in emerging countries may be less liquid, more volatile and less subject to governmental regulation than U.S. securities markets. There may be less publicly available information about issuers in emerging countries than about domestic issuers. Emerging market country issuers are not generally subject to accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers. Markets in emerging countries also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Funds are uninvested and no return is earned thereon. Inability to dispose of securities due to settlement problems could result in losses to the Funds due to subsequent declines in value of securities or, if the Funds have entered into a contract to sell securities, could result in possible liability to the purchaser.

Certain emerging countries require prior governmental approval of investments by foreign persons, limit the amount of investment by foreign persons in a particular company, limit the investment by foreign persons only to a specific class of securities of a company that may have less advantageous rights than the classes available for purchase by domiciliaries of the countries and/or impose additional taxes on foreign investors. Certain emerging countries may also restrict investment opportunities in issuers in industries deemed important to national interests.

Certain emerging countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market country’s balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Costs associated with transactions in securities of companies in emerging countries are generally higher than costs associated with transactions in U.S. securities. There are three basic components to such transaction costs, which include brokerage fees, market impact costs (i.e., the increase or decrease in market prices which may result when a Fund purchases or sells thinly traded securities), and the difference between the bid-ask spread. Each one of these components may be significantly more expensive in emerging countries than in the U.S. or other developed markets because of less competition among brokers, lower utilization of technology by exchanges and brokers, the lack of derivative instruments and less liquid markets. In addition to these transaction costs, the cost of maintaining custody of foreign securities generally exceeds custodian costs for U.S. securities.

Throughout the last decade many emerging countries have experienced and continue to experience high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

Emerging market stocks and foreign securities may offer greater investment value, but they may present greater investment risks than investing in the securities of U.S. companies. These risks include greater likelihood of economic, political or social instability, currency fluctuations, less liquid and more volatile stock markets, the contagious effect of market or economic setbacks in one country on another emerging market country, possible governmental restrictions on currency conversions or trading, difficulty in accurately valuing emerging market stocks or selling them at their fair value, especially in down markets, a lack of government regulation and different legal systems, immature economic structures, less regulated trading environments and the availability of less information about emerging market companies because of less rigorous accounting and regulatory standards.

ETF Risk

ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

ETF shareholders are subject to risks similar to those of holders of other diversified portfolios. A primary consideration is that the general level of stock or bond prices may decline, thus affecting the value of an equity or fixed income exchange traded fund, respectively. This is because an equity (or bond) ETF represents interest in a portfolio of stocks (or bonds) or commodities or currency. When interest rates rise, bond prices generally will decline, which will adversely affect the value of fixed income ETFs. Moreover, the overall depth and liquidity of the secondary market may also fluctuate. An exchange traded sector fund may also be adversely affected by the performance of that specific sector or group of industries on which it is based. International investments may involve risk of capital loss from unfavorable fluctuations in currency values, differences in generally accepted accounting principles, or economic, political instability in other nations. Although exchange traded funds are designed to provide investment results that generally correspond to the price and yield performance of their respective underlying indexes, the trusts may not be able to exactly replicate the performance of the indexes because of trust expenses and other factors. ETFs that are benchmarked to commodities or currencies often carry the additional risk of non-diversification. Additionally, many commodity or currency ETFs have a higher tracking error to their underlying benchmarks. The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF holds. There may be times when an ETF share trades at a premium or discount to its NAV. Trading in leveraged ETFs can be relatively illiquid which means that they may be hard to purchase or sell at a fair price. In addition, leveraged ETFs are subject to the risk of a breakdown in the futures and options markets they use. Finally, leveraged ETFs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater because if the investment loses value, not only is that money lost, but the loan still needs to be repaid.

ETN Risk

Unlike regular bonds, there are no periodic interest payments, and principal is not protected. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index, and the credit rating of the ETN issuer. At maturity, the issuer pays a return linked to the performance of the market index, such as a commodity index, to which the ETN is linked, minus the issuer’s annual fee.

ETF and ETN Risk

ETFs or ETNs that are based on a specific index may not be able to replicate and maintain exactly the composition and relative weighting of securities in the applicable index and will incur certain expenses not incurred by their applicable index. Certain securities comprising the index tracked by an ETF or ETN may, at times, be temporarily unavailable, which may impede an ETF’s or ETN’s ability to track its index. Levered ETFs and ETNs are subject to the risk of a breakdown in the futures and options markets they use. Levered ETFs or ETNs are subject to the same risk as instruments that use leverage in any form. While leverage allows for greater potential return, the potential for loss is also greater. Finally, additional losses may be incurred if the investment loses value because, in addition to the money lost on the investment, the loan still needs to be repaid. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The market value of ETF or ETN shares may differ from their net asset value per share (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF or ETN shares at any point in time is not always identical to the supply and demand in the market for the underlying securities that the ETF or ETN holds. There may be times when an ETF or ETN share trades at a premium or discount to its NAV.

Financial Market Risk

The financial markets of frontier or emerging market countries have, for the most part, substantially less volume than more developed markets, and securities of many companies are less liquid and their prices are more volatile than securities of comparable companies in more sizeable markets. There are also varying levels of government supervision and regulation of exchanges, financial institutions and issuers in various countries. In addition, the manner in which foreign investors may invest in securities in certain countries, as well as limitations on such investments, may affect the investment operations of the Fund.

Foreign Currencies Risk

Investments in foreign currencies are subject to numerous risks, not the least of which is the fluctuation of foreign currency exchange rates with respect to the U.S. Dollar. Exchange rates fluctuate for a number of reasons.

o Inflation. Exchange rates change to reflect changes in a currency’s buying power. Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

o Trade Deficits. Countries with trade deficits tend to experience a depreciating currency. Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

o Interest Rates. High interest rates may raise currency values in the short term by making such currencies more attractive to investors. However, since high interest rates are often the result of high inflation long-term results may be the opposite.

o Budget Deficits and Low Savings Rates. Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits. Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation. Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

o Political Factors. Political instability in a country can cause a currency to depreciate. Demand for a certain currency may fall is a country appears a less desirable place in which to invest and do business.

o Government Control. Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements. In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal. The value of a Fund’s investments is calculated in U.S. Dollars each day that the New York Stock Exchange (“NYSE”) is open for business. As a result, to the extent that a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. Dollar, the Fund’s NAV as expressed in U.S. Dollars should increase. If the U.S. Dollar appreciates relative to the other currencies, the opposite should occur. The currency-related gains and losses experienced by the Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. Dollars. Gains or losses on shares of the Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. Dollars, in relation to the original U.S. Dollar purchase price of the shares. The amount of appreciation or depreciation in a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which a Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when they sell instruments denominated in one currency and buy instruments denominated in another.

Investments in foreign securities are normally denominated and traded in foreign currencies. The value of the Fund’s assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies.

Foreign Currency Transactions

The International Equity Fund, Frontier Markets Fund and Strategic Alternatives Fund may enter into foreign currency transactions. The value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and it may incur costs in connection with conversions between various currencies. A Fund will conduct foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies (“forward contracts”). A Fund may enter into forward foreign currency exchange contracts for hedging purposes. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (“term”) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements and no commissions are charged for such trades.

A Fund may enter into forward contracts when the Money Manager determines that the best interests of the Fund will be served, such as circumstances to protect its value against a decline in exchange rates, or to protect against a rise in exchange rates for securities it intends to purchase, but it will not use such contracts for speculation. The Fund may not use forward contracts to generate income, although the use of such contracts may incidentally generate income. When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to establish the U.S. dollar costs or proceeds. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the International Equity Fund will be able to protect against possible losses between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. Such contracts may limit potential gains that might result from a possible change in the relationship between the U.S. dollar and such foreign currency. There is no limitation on the value of forward contracts into which the Fund may enter. When effecting forward foreign currency contracts, cash or liquid assets of the Fund of a dollar amount having an aggregate value, measured on a daily basis, at least sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled.

When the Money Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of the International Equity Fund’s portfolio securities denominated in such foreign currency. The forecasting of short-term currency market movement is extremely difficult and the successful execution of a short-term hedging strategy is highly uncertain. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer-term investment decisions made with regard to overall diversification strategies. The Fund’s Custodian will segregate cash, equity or debt securities in an amount not less than the value of the International Equity Fund’s total assets committed to forward contracts entered into under this second type of transaction.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchases) if the market value of the security is less than the amount of foreign currency the Fund are obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it maybe necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

This method of protecting the value of the Fund’s portfolio securities against a decline in the value of the currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Foreign Exposure

Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.

Foreign Risk, Frontier Market and Emerging Market Exposure Risk

Foreign markets, particularly frontier or emerging markets, can be more volatile than the U.S. market due to increased risks of adverse currency, issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Certain Funds may invest in instruments issued by companies or governments of frontier markets and emerging markets. Frontier or emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. The securities markets of frontier and emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as has historically been the case. In addition, the financial stability of issuers (including governments) in frontier or emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. Dollar. In some countries in which a Fund may invest, the government may limit the amount of investments by foreign persons as well as the types of securities in which they can invest. They may also restrict the repatriation of and or levy taxes on the investment income, capital gains or the proceeds of sales of the Fund’s securities. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets and, as a result, the risks of investing in emerging market countries are magnified in frontier countries. Any of these factors may cause the price of a Fund’s shares to decline.

Foreign Securities

The Funds (with the exception of the Mortgage Securities Fund, U.S. Government Money Fund and the Accessor Allocation Funds) may invest in foreign securities. Foreign securities involve certain risks. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations. Such securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or securities issued or guaranteed by the U.S. Government, its instrumentalities or agencies. Generally, outside the United States there is less government regulation of securities exchanges, brokers and listed companies and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investments within such countries.

In many instances, foreign debt securities may provide higher yields than securities of domestic issuers that have similar maturities and quality. However, under certain market conditions, these investments may be less liquid than investments in the securities of U.S. corporations and are certainly less liquid than securities issued or guaranteed by the U.S. Government, its instrumentalities or agencies.

If a security is denominated in a foreign currency, such security will be affected by changes in currency exchange rates and in exchange control regulations, and costs will be incurred in connection with conversions between currencies. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s securities denominated in that currency. Such changes also will affect the Fund’s income and distributions to shareholders. In addition, although the Fund will receive income in such currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Fund’s income has been accrued and translated into U.S. dollars, the Fund could be required to liquidate portfolio securities to make such distributions, particularly when the amount of income the Fund is required to distribute is not immediately reduced by the decline in such security. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency which must be converted into U.S. dollars to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

A Fund may invest in foreign securities by purchasing such securities directly or by purchasing “depositary receipts.” Depositary receipts are instruments issued by a bank that represent an interest in securities held by arrangement with the bank. The Funds will normally invest in American Depositary Receipts(“ADRs”), which are the receipt denominated in U.S. dollars for shares of a foreign-based corporation held by a U.S. bank and entitling the purchaser of the ADR to all dividends and capital gains in the foreign corporation. Depositary receipts can either be “sponsored” or “unsponsored.” Sponsored depositary receipts are issued by banks in cooperation with the issuer of the underlying securities. Unsponsored depositary receipts are arranged without involvement by the issuer of the underlying securities. Less information about the issuer of the underlying securities may be available in the case of unsponsored depositary receipts.

Forward Commitments

A Fund (other than the Allocation Funds) may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. The Fund may dispose of a commitment prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, cash or liquid assets of the Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased, measured on a daily basis, will be segregated on the Fund’s records at the trade date and maintained until the transaction is settled, so that the purchase of securities on a forward commitment basis is not deemed to be the issuance of a senior security. Forward commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date.

Futures Contracts

Each Fund (other than the U.S. Government Money Fund and the Allocation Funds) may invest in interest rate, credit linked, debt obligation, stock index and foreign currency futures contracts and options thereon for hedging or non-hedging purposes. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of an index might be a function of the value of certain specified securities, physical delivery of these securities is not always made. A public market exists in futures contracts covering a number of indexes as well as financial instruments, including without limitation: U.S. Treasury bonds; U.S. Treasury notes; GNMA Certificates,; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; Eurodollar certificates of deposit; the Australian dollar; the Canadian dollar; the British pound; the Japanese yen; the Swiss franc; the Mexican peso; and certain multinational currencies, such as the euro. It is expected that other futures contracts will be developed and traded in the future.

A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or a short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

A Fund may enter into futures contracts and futures options that are standardized and traded on a U.S. or other exchange, board of trade, or similar entity, or quoted on an automated quotation system, and the Funds may also enter into OTC options on futures contracts.

Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund may write covered straddles consisting of a call and a put written on the same underlying futures contract. A straddle will be covered when sufficient assets are deposited to meet a Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”

A Fund will only enter into futures contracts or futures options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system, or where quoted prices are generally available in the over-the-counter market. Pursuant to applicable regulatory exemptions, a Fund and the Investment Advisor are not deemed to be a “commodity pool” or “commodity pool operator” under the Commodity Exchange Act and are not subject to registration or regulation as such under the Commodity Exchange Act.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Funds expect to earn taxable interest income on it initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired.

Each Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by a Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, a Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, a Fund realizes a capital loss. The transactions costs must also be included in these calculations.

With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a Fund must cover its open positions by segregating liquid assets equal to the contracts’ full, notional value. With respect to forwards and futures that are contractually required to “cash-settle,” however, a Fund is permitted to segregate liquid assets in an amount equal to the Fund’s daily marked-to-market (net) obligation (i.e., the Fund’s daily net liability, if any) rather than the notional value. By setting aside assets equal to only its net obligation under cash-settled forward or futures, a Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. Options on futures and forward contracts will be covered in the manner set forth above under “Options on Securities, Securities Indexes and Futures.”

A Fund’s ability to reduce or eliminate its futures and related options positions will depend upon the liquidity of the secondary markets for such futures and options. The Funds intend to purchase or sell futures and related options only where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. Use of futures and options on futures for hedging may involve risks because of imperfect correlations between movements in the prices of the futures or options on futures and movements in the prices of the securities being hedged. Successful use of futures and related options by a Fund for hedging purposes also depends upon the Investment Advisor’s or Sub-Advisors’ ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

Government Sponsored Enterprises (“GSE”) Risk

Certain GSE’s (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSE’s are subject to credit risk.

Growth Stocks

Growth stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall.

HOLDRs Risk

HOLDS are securities that represent ownership in the common stock or American Depostiary Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRS represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient. Unlike ETFs, HOLDRs can only be bought and sold in 100-share increments. HOLDRs do not have creation units like ETFs, but investors may exchange 100 shares of a HOLDR for its underlying stocks at any time. Existing HOLDRs focus on narrow industry groups. Each initially owns 20 stocks, but they are unmanaged, and so can become more concentrated due to mergers, or the disparate performance of their holdings. HOLDR shareholders are subject to the same risks entailed in direct stock ownership. Because the value of HOLDRs is directly related to the value of the underlying securities, the Fund could lose a substantial part of its original investment in HOLDRs. HOLDRs are subject to market risk; underlying stock risk; sector risk; trading risk; lack of management. Investors in HOLDRs cannot expect to benefit from the involvement of an active portfolio manager who seeks out opportunities and avoids risk in a sector. The underlying stocks in HOLDRs were selected without regard for their value, price performance, volatility or investment merit. The composition of a HOLDR doesn’t change after issue, except in special cases like corporate mergers, acquisitions or other specified “Reconstitution Events.” As a result, stocks selected for those HOLDRs with a sector focus may not remain the largest and most liquid in their industry. They may even leave the industry altogether. If this happens, HOLDRs in which the Fund invested may not provide the same targeted exposure to the industry that was initially expected.

Hybrid Instruments

A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. Dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund and the Underlying Funds to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the NAV of the Fund and the Underlying Funds.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. The Fund will only invest in commodity-linked hybrid instruments that qualify for an exemption from the provisions of the Commodities Exchange Act under applicable rules of the Commodities Futures Trading Commission.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Fund’s investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act. Income from certain hybrid instruments may not constitute qualifying income for purposes of Subchapter M. Accordingly, the Fund will monitor the income produced from such investments so that when such income is combined with the Fund’s other non-qualifying income, the Fund will not have no more than 10 percent non-qualifying income.

Illiquid Securities

A Fund may invest in illiquid or restricted securities if the Investment Advisor or Sub-Advisor believes that they present an attractive investment opportunity. A Fund may not invest more than 15% (10% with respect to the U.S. Government Money Fund) of its net assets in illiquid or restricted securities. Generally, a security is considered illiquid if it cannot be disposed of in the ordinary course of business within seven days at approximately the price at which the Fund has valued the investment. Its illiquidity might prevent the sale of such a security at a time when the Investment Advisor or Sub-Advisor might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition.

Illiquid securities generally include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed-time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), securities that are subject to legal or contractual restrictions on resale and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act, and certain commercial paper that a Sub-Advisor has determined to be liquid under procedures approved by the Board of Trustees).

A Fund’s investments may include privately placed securities, which are sold directly to a small number of investors, usually institutions. Unlike public offerings, such securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs.

Restricted securities, including placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as “qualified institutional buyers,” and under the Funds’ procedures, restricted securities may be treated as liquid. However, some restricted securities may be illiquid and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets.

Income Risk

A Fund’s income may fall due to falling interest rates. Income risk is generally greatest for short-term bonds and the least for long-term bonds. Changes in interest rates will affect bond prices as well as bond income, and the rate at which income and maturing investments can be reinvested.

Inflation-Indexed Bonds

The Total Return Fund may invest in U.S. Treasury inflation-indexed bonds. Inflation-indexed bonds are fixed- income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%). If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPIU”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPIU is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPIU or any inflation index will accurately measure the real rate of inflation in the prices of goods and services. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity. Interest payments on such bonds may vary because the interest principal and/or interest is periodically adjusted based on the current inflation rates. If the inflation index falls, the interest payable on these securities will also fall. The U.S. Treasury guaranteed that it would pay back the par amount of such bonds where there is a drop in prices.

Inflation Risk

Over time, the real value of your investment in a Fund may be eroded by inflation.

Interest Rate Risk

When interest rates rise, the prices of fixed income securities in a Fund’s portfolio will generally fall. Conversely, when interest rates fall, the prices of fixed income securities in a Fund’s portfolio will generally rise.

Interest Rate Swaps

In entering into an interest rate swap, one party exchanges its right to receive or its obligation to pay one type of interest with another party for that other party’s obligation to pay or its right to receive another type of interest in the future or for a period of time. A Fund typically uses swaps as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risk, such as interest rate risk. A Fund’s use of swaps or other derivatives may reduce the Fund’s returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. A risk of a Fund’s use of derivatives is that the fluctuation in their values may not correlate perfectly with the overall securities markets. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. In addition some derivatives are more sensitive to interest rate changes and market price fluctuation than other securities. The possible lack of a liquid secondary market for derivatives and the resulting inability of a Fund to sell or otherwise close a derivatives position could expose a Fund to losses and could make derivatives more difficult for a Fund to value accurately. A Fund could also suffer losses related to its derivatives positions as a result of unanticipated market movements, which losses are potentially unlimited. Finally, the Money Manager may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause a Fund’s derivatives positions to lose value. When a derivative is used as a hedge against a position that the fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying security, and there can be no assurance that a Fund’s hedging transactions will be effective.

International Debt Securities

Certain Funds may invest in debt obligations (which may be denominated in U.S. dollar or in non-U.S. currencies) of any rating issued or guaranteed by foreign corporations, certain supranational entities (such as the World Bank) and foreign governments (including political subdivisions having taxing authority) or their agencies or instrumentalities, including ADRs consistent with the their policies. These investments may include debt obligations such as bonds (including sinking fund and callable bonds), debentures and notes, together with preferred stocks, pay-in-kind securities, and zero coupon securities.

Subsequent foreign currency losses may result in the Fund having previously distributed more income in a particular period than was available from investment income, which could result in a return of capital to shareholders. The Fund’s portfolio of foreign securities may include those of a number of foreign countries, or, depending upon market conditions, those of a single country. Investments in securities of issuers in non-industrialized countries generally involve more risk and may be considered highly speculative. Although a portion of the Fund’s investment income may be received or realized in foreign currencies, the Fund would be required to compute and distribute its income in U.S. dollars and absorb the cost of currency fluctuations and the cost of currency conversions.

Investment in foreign securities involves considerations and risks not associated with investment in securities of U.S. issuers. For example, foreign issuers are not required to use generally accepted accounting principles. If foreign securities are not registered under the 1933 Act, the issuer does not have to comply with the disclosure requirements of the Securities Exchange Act of 1934, as amended (the “1934 Act”). The values of foreign securities investments will be affected by incomplete or inaccurate information available as to foreign issuers, changes in currency rates, exchange control regulations or currency blockage, expropriation or nationalization of assets, application of foreign tax laws (including withholding taxes), changes in governmental administration or economic or monetary policy. In addition, it is generally more difficult to obtain court judgments outside the United States.

International Equity Securities

Certain Funds may invest in issuers located outside the United States through American Depositary Receipts (“ADRs”), “ordinary shares,” or “New York shares” issued and traded in the United States or through securities denominated in foreign currencies and traded on foreign exchanges. ADRs are dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by United States banks and trust companies which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in domestic securities markets and are traded on exchanges or over-the-counter in the United States. Ordinary shares are shares of foreign issuers that are traded abroad and on a United States exchange. New York shares are shares that a foreign issuer has allocated for trading in the United States. ADRs, ordinary shares, and New York shares all may be purchased with and sold for U.S. Dollars, which protect the Fund from the foreign settlement risks described below. Investing in foreign companies may involve risks not typically associated with investing in United States companies. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. Dollar. Foreign securities markets generally have less trading volume and less liquidity than United States markets, and prices in some foreign markets can be very volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those that apply to United States companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions, and custodial fees, generally are higher than for United States investments.

Investing in companies located abroad carries political and economic risks distinct from those associated with investing in the United States. Foreign investment may be affected by actions of foreign governments adverse to the interests of United States investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on United States investment, or on the ability to repatriate assets or to convert currency into U.S. Dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic, or social instability, military action or unrest, or adverse diplomatic developments.

International Fixed Income Securities Risk

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. These factors contribute to price volatility, which is a principal risk of investing in a Fund. The foreign sovereign debt securities and “Brady Bonds” that a Fund purchase involve specific risks, including the risks that (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

International Sanctions Risk

From time to time, certain of the companies in which a Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. government and the United Nations and/or countries identified by the U.S. government as state sponsors of terrorism. As an investor in such companies, a Fund will be indirectly subject to those risks.

Inverse Floaters

Inverse floaters are securities with a variable interest rate that varies in inverse proportion to the direction of an interest rate, or interest rate index. Inverse floaters have significantly greater risk than conventional fixed-income instruments. When interest rates are declining, coupon payments will rise at periodic intervals. This rise in coupon payments causes rapid dramatic increases in prices compared to those expected from conventional fixed-income instruments of similar maturity. Conversely, during times of rising interest rates, the coupon payments will fall at periodic intervals. This fall in coupon payments causes rapid dramatic decreases in prices compared to those expected from conventional fixed-income instruments of similar maturity. If a Fund invests in inverse floaters, they will generally treat inverse floaters as illiquid securities except for (i) inverse floaters issued by U.S. Government agencies and instrumentalities backed by fixed-rate mortgages, whose liquidity is monitored by Forward Management and the Money Managers for the Fund subject to the supervision of the Board of Trustees or (ii) where such securities can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of NAV per share.

Investments in Other Investment Companies Risk

A Fund may invest in shares of other investment companies (i.e., underlying funds, ETFs and HOLDRs). Investing in another investment company exposes a Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

IPO Holding Risk

IPO holding is the practice of participating in an initial public offering (IPO) with the intent of holding the security for investment purposes. Because an IPO is an equity security that is new to the public market, the value of IPOs may fluctuate dramatically. Because of the cyclical nature of the IPO market, from time to time there may not be any IPOs in which the Fund can participate. Even when the Fund requests to participate in an IPO, there is no guarantee that the Fund will receive an allotment of shares in an IPO sufficient to satisfy the Fund’s desired participation. Due to the volatility of IPOs, these investments can have a significant impact on performance, which may be positive or negative.

Issuer Risk

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular issuer, and changes in general economic or political conditions can adversely affect the credit quality or value of an issuer’s securities.

Leverage

Some transactions may give rise to a form of leverage. These transaction may include, among others, derivatives, reverse repurchase agreements, and dollar rolls and may expose a Fund to greater risk and increase its costs. To mitigate leverage risk, a Fund will segregate liquid assets on the books of the Fund or otherwise cover the transactions. The use of leverage may cause the fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when a Fund uses leverage. A Fund will also have to pay interest on its borrowings, reducing the Fund’s return. This interest may be greater than the Fund’s return on the underlying investment.

Liquidity Management Practices

Each of the Total Return Fund, Strategic Alternatives Fund, and the Limited Duration U.S. Government Fund may periodically enter into Letter of Credit or Line of Credit arrangements with banks and other financial intermediaries for the specific purpose of providing liquidity to the Fund. As capital markets are not always liquid or efficiently priced, it may from time to time be necessary for the Fund to borrow money or put securities to banks or other financial intermediaries in order to meet shareholder liquidity demands. Letters of Credit are limited to 20% of the Fund’s net assets as determined at the end of each calendar quarter, while Lines of Credit are limited to no more than 10% of the Fund’s assets as determined at the end of each calendar quarter.

In the case of a Letter of Credit arrangement, for a fee paid by the Fund, a bank or other suitable financial intermediary would agree to assume ownership (irrevocably) of securities held in the portfolio for the amortized cost of those securities. The assumption behind such a put transaction is that the securities being put are subject to an unforeseen liquidity squeeze that would cure itself over some intermediate period of time, but not in a time necessary to meet shareholder redemption requests. Once eligible securities are put under a Letter of Credit arrangement, there is no recourse to the Fund, that the bank or financial intermediary would contractually be able to attest.

In the case of a Line of Credit arrangement the Fund enters into agreements with banks or other financial intermediaries to supply loan availability to the Fund, where the Fund pledges securities positions within the Fund as collateral. Typically, this arrangement is a temporary affair meant to meet redemption requests that temporarily exceed the cash equivalents available within the Fund. For example, the Fund processes redemption requests on a daily basis. As a general rule the Fund would not know the aggregate value of those redemption requests until after the close of trading on any given day. At that point it would be impossible for the Fund to sell securities for regular settlement the following day in order to meet the redemption requests that will need to be serviced on that following day. A Line of Credit arrangement would facilitate the satisfaction of these redemption requests.

Liquidity Risk

Some securities purchased by a Fund may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower Rated Debt Securities

Certain Funds may invest in Securities rated below investment grade and comparable unrated securities, which are often referred to as “high yield” or “junk” bonds. Investing in lower-rated securities involves special risks in addition to the risks associated with investments in higher-rated debt securities, including a high degree of credit risk. Although they may offer higher yields than higher rated securities, high-risk, low-rated debt securities and comparable unrated debt securities generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low-rated and comparable unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Fund’s ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low-rated or unrated debt securities may also make it more difficult for the Fund to obtain accurate market quotations for the purposes of valuing their portfolios. Analysis of the creditworthiness of issuers of low-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in low-rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher-rated securities. The use of credit ratings as the sole method of evaluating lower-rated securities can involve certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of lower-rated securities. In addition, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was most recently rated.

Management Risk

The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk

Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, the equity markets have moved in cycles, and the value of a Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in a Fund.

Market Volatility

Stock and bond markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Maturity Risks

Interest rate risk will generally affect the price of a fixed income security more if the security has a longer maturity. Fixed income securities with longer maturities will therefore be more volatile than other fixed income securities with shorter maturities. Conversely, fixed income securities with shorter maturities will be less volatile but generally provide lower returns than fixed income securities with longer maturities. The average maturity of an underlying fund’s fixed income investments will affect the volatility of the underlying fund’s share price.

Money Market Instruments

Each Underlying Fund (other than the U. S. Government Money Fund) may invest up to 20% of its net assets, or 50% of its net assets for the Total Return Fund, in:

(i) Obligations (including certificates of deposit and bankers’ acceptances) maturing in 13 months or less of (a) banks organized under the laws of the United States or any state thereof (including foreign branches of such banks) or (b) U.S. branches of foreign banks or (c) foreign banks and foreign branches thereof; provided that such banks have, at the time of acquisition by the Fund of such obligations, total assets of not less than $1 billion or its equivalent. The term “certificates of deposit” includes both Eurodollar certificates of deposit, for which there is generally a market, and Eurodollar time deposits, for which there is generally not a market. “Eurodollars” are dollars deposited in banks outside the United States; the Funds may invest in Eurodollar instruments of foreign and domestic banks; and

(ii) Commercial paper, variable amount demand master notes, bills, notes and other obligations issued by a U.S. company, a foreign company or a foreign government, its agencies or instrumentalities, maturing in 13 months or less, denominated in U.S. dollars, and of “eligible quality” as described below. If such obligations are guaranteed or supported by a letter of credit issued by a bank, such bank (including a foreign bank) must meet the requirements set forth in paragraph (i) above. If such obligations are guaranteed or insured by an insurance company or other nonbank entity, such insurance company or other nonbank entity must represent a credit of high quality, as determined by the Fund’s Money Manager, under the supervision of Forward Management and the Board of Trustees, or Forward Management, as applicable.

“Eligible quality,” for this purpose, means (i) a security rated (or issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, that is comparable in priority and security with the security) in the highest short-term rating category (e.g., A1/P1) or one of the two highest long-term rating categories (e.g., AAA/Aaa or AA/Aa) by at least two major rating agencies assigning a rating to the security or issuer (or, if only one agency assigned a rating, that agency) or (ii) an unrated security deemed of comparable quality by the Fund’s Money Manager, if applicable, or Forward Management under the general supervision of the Board of Trustees. The purchase by the Fund of a security of eligible quality that is rated by only one rating agency or is unrated must be approved or ratified by the Board.

Mortgage-backed Securities Risk

Certain Funds may invest in mortgage-related or other asset-backed securities. The value of some mortgage-related or asset-backed securities in which a Fund invests may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of a Fund, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of its Sub-Advisor to correctly forecast interest rates and other economic factors.

Mortgage Pass-Through Securities are securities representing interests in “pools” of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect “passing through” monthly payments made by the individual borrowers on the mortgage loan that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Early repayment of principal on some mortgage-related securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, the value of the premium would be lost in the event of prepayment. Like other fixed income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of purchase. To the extent that unanticipated rates of prepayment on underlying mortgages increase the effective maturity of a mortgage-related security, the volatility of such securities can be expected to increase.

Payment of principal and interest on some Mortgage Pass-Through Securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by the Government National Mortgage Association or “GNMA”); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by the Federal National Mortgage Association or “FNMA” or the Federal Home Loan Mortgage Corporation or “FHLMC”), which are supported only by the discretionary authority of the U.S. government to purchase the agency’s obligations. Mortgage-related securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

Collateralized Mortgage Obligations (“CMOs”) are hybrid mortgage-related instruments. Interest and pre-paid principal on a CMO are paid, in most cases, on a monthly basis. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the GNMA, the FHLMC or the FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. government or by any of its agencies or instrumentalities will be considered U.S. government securities by each Fund, while other CMOs, even if collateralized by U.S. government securities, will have the same status as other privately issued securities for purposes of applying a Fund’s diversification tests.

Commercial Mortgage-Backed Securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. The market for commercial mortgage-backed securities developed more recently and in terms of total outstanding principal amount of issues is relatively small compared to the market for residential single-family mortgage-backed securities. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and exhibit greater price volatility than other types of mortgage-related or asset-backed securities.

Mortgage-Related Securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, such as mortgage dollar rolls (see “Reverse Repurchase Agreements and Dollar Roll Arrangements” below), CMO residuals or stripped mortgage-backed securities (“SMBS”), and may be structured in classes with rights to receive varying proportions of principal and interest.

A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall. When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund’s or an Underlying Fund’s investment in mortgage-backed securities will result in an unforeseen loss of interest income to the Fund or an Underlying Fund as it may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgage-backed securities do not increase as much as other fixed income securities when interest rates fall.

A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. A Fund will not invest more than 5% of its net assets in any combination of IO, PO or inverse floater securities. A Fund may invest in other asset-backed securities that have been offered to investors.

In addition to GNMA, FNMA or FHLMC Certificates, through which the holder receives a share of all interest and principal payments from the mortgages underlying the Certificate, each Underlying Fund (except U.S. Government Money Fund) may also may invest in pass-through mortgage-related securities where all interest payments go to one class of holders (“Interest Only Securities” or “IOs”) and all principal payments go to a second class of holders (“Principal Only Securities” or “POs”). These securities are commonly referred to as mortgage-backed security strips or MBS strips. Stripped mortgage-related securities have greater market volatility than other types of mortgage-related securities in which the Underlying Funds (except U.S. Government Money Fund) may invest. The yields to maturity on IOs and POs are sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying mortgage assets experience less than anticipated prepayments of principal, the yield on POs could be materially adversely affected. The Underlying Funds (except U.S. Government Money Fund) will treat IOs and POs as illiquid securities except where the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and there is reasonable assurance that the security will remain marketable throughout the period it is expected to beheld by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Additionally the security will be treated as illiquid unless: (i) it is rated at least BBB/Baa or a comparable rating from another nationally recognized statistical ratings organization (“NRSRO”), (ii) at least two dealers make a market in the security, (iii) there are at least three sources from which a price for the security is readily available; and (iv) the security is U.S. government issued and backed by fixed-rate mortgages.

Non-Diversified Risk

The Fund is a non-diversified fund, which means it is subject to relaxed limits on the percentage of its assets that may be invested in the securities of a single issuer. The Fund must, however, comply with tax diversification regulations, which require it to be diversified at each quarter end with respect to at least half of its assets. As a “non-diversified” mutual fund, the Fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. Because the appreciation or depreciation of a single portfolio security may have a greater impact on the net asset value of the Fund, the net asset value per share of the Fund can be expected to fluctuate more than that of a comparable diversified fund.

No Operating History Risk

Certain of the Funds may be newly organized, with no operating history.

Options and Futures Transactions Risks

The Funds (other than the U.S. Government Money Fund and the Allocation Funds) may purchase put and call options and write (sell) “covered” put and “covered” call options. Certain Funds may purchase and write options on stocks and stock indices. These options may be traded on national securities exchanges or in the over-the-counter (“OTC”) market. Options on a stock index are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The Domestic Equity Funds may write covered put and call options to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a security that it owns against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities it intends to purchase. The International Equity Fund, Strategic Alternatives Fund and Frontier Markets Fund may purchase and write options on currencies. Currency options may be either listed on an exchange or traded OTC. Options on currencies are similar to options on stocks except that there is no transfer of a security and settlement is in cash. The Fund may write covered put and call options on currencies to generate additional income through the receipt of premiums, purchase put options in an effort to protect the value of a currency that it owns against a decline in value and purchase call options in an effort to protect against an increase in the price of currencies it intends to purchase. The currency options are traded on national currency exchanges, the OTC market and by large international banks. The Fund may trade options on international stocks or international stock indices in a manner similar to that described above. The Bond Funds may purchase and write options on U.S. Government securities. The Bond Funds may write covered put and call options to generate additional income through the receipt of premiums, may purchase put options in an effort to protect the value of securities in their portfolios against a decline in market value and purchase call options in an effort to protect against an increase in the price of securities they intend to purchase. All options on U.S. Government securities purchased or sold by the Bond Funds will be traded on U.S. securities exchanges or will result from separate, privately negotiated transactions with a primary government securities dealer recognized by the Board of Governors of the Federal Reserve System.

A call option is a contract whereby a purchaser pays a premium in exchange for the right to buy the security on which the option is written at a specified price during the term of the option. A Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position insecurities or other options or (ii) cash, U.S. Government securities or other liquid securities (such as readily available marketable obligations and money market instruments) with a value sufficient at all meet its potential obligations under the call option not covered as provided in (i) above. If the call is exercised, the Fund forgoes any gain from an increase in the market price of the underlying security over the exercise price.

The purchaser of a put option pays a premium and receives the right to sell the underlying security at a specified price during the term of the option. The writer of a put option receives a premium and in return, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A written put option is “covered” if a Fund deposits with Accessor Funds’ Custodian, cash, U.S. Government securities or other liquid assets with an aggregate value, measured on a daily basis, at least equal to the exercised price of the put option.

The Funds may purchase and write covered put and covered call options that are traded on United States or foreign securities exchanges or that are listed on the NASDAQ Stock Market. Currency options may be either listed on an exchange or traded OTC. Options on financial futures and stock indices are generally settled in cash as opposed to the underlying securities.

Listed options are third-party contracts (i.e., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are privately negotiated with the counterparty to such contract and are purchased from and sold to dealers, financial institutions or other counterparties which have entered into direct agreements with the Funds. OTC options differ from exchange traded options in that OTC options are transacted with the counterparty directly and not through a clearing corporation (which guarantees performance). If the counterparty fails to take delivery of the securities underlying an option it has written, the Funds would lose the premium paid for the option as well as any anticipated benefit of the transaction. Consequently, the Funds must rely on the credit quality of the counterparty and there can be no assurance that a liquid secondary market will exist for any particular OTC options at any specific time. The staff of the SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities subject to the 15% limitation described in “Illiquid Securities.”

The Funds will not write covered put or covered call options on securities if the obligations underlying the put options and the securities underlying the call options written by the Fund exceed 25% of its net assets other than OTC options and assets used as cover for written OTC options. Furthermore, the Underlying Funds will not purchase or write put or call options on securities, stock index futures or financial futures if the aggregate premiums paid on all such options exceed 20% of the Fund’s total net assets, subject to the foregoing limitations.

If the writer of an option wishes to terminate the obligation, he or she may effect a “closing purchase transaction.” This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer’s position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after he or she has been notified of the exercise of an option. Similarly, an investor who is the holder of an option may liquidate his or her position by effecting a “closing sale transaction.” This is accomplished by selling an option of the same series as the option previously purchased. Each Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option.

There is no guarantee that either a closing purchase or a closing sale transaction can be effected. To secure the obligation to deliver the underlying security in the case of a call option, the writer of the option is generally required to pledge for the benefit of the broker the underlying security or other assets in accordance with the rules of the relevant exchange or clearinghouse, such as The Options Clearing Corporation, an institution created to interpose itself between buyers and sellers of options in the United States. Technically, the clearinghouse assumes the other side of every purchase and sale transaction on an exchange and, by doing so, guarantees the transaction.

An option position may be closed out only on an exchange, board of trade or other trading facility that provides a secondary market for an option of the same series. Although the Funds will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities acquired through the exercise of call options or upon the purchase of underlying securities for the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers’ orders. The Funds intend to purchase and sell only those options that are cleared by clearinghouses whose facilities are considered to be adequate to handle the volume of options transactions. The Funds will treat purchased OTC options and cover for written OTC options as illiquid unless the OTC option written by the Fund is sold to a dealer who agrees that the Fund may repurchase the option at a maximum price determined by a formula in the option agreement. The cover for that option will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

These types of transactions are subject to changes in the underlying security on which such transactions are based. It is important to note that even a small investment in these types of derivative securities can have a significant impact on a Fund’s exposure to stock market values, interest rates or the currency exchange rate. These types of transactions will be used primarily for hedging purposes.

Overall Market Risk

A Fund is subject to the risk of an overall decline in value of various asset classes. When the markets experience an overall decline, it can be expected that a Fund’s value also will fall. Numerous factors affect overall market risk such as changing economic, political or market conditions.

Participation Notes (P-Notes) and P-Note Risk

P-Notes are participation interest notes that are issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. The P-Notes in which the Frontier Markets Fund may invest will typically have a maturity of one year. When purchasing a P-Note, the posting of margin is not required because the full cost of the P-Note )plus commission) is paid at the time of purchase. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the minimal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies of foreign securities markets that they seek to replicate.

In addition, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate. The holder of a participation note that is linked to a particular underlying security is entitled to receive any dividends paid in connection with an underlying security or instrument. However, the holder of a participation note does not receive voting rights as it would if it directly owned the underlying security or instrument. P-Notes are generally traded OTC. P-Notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them and the counterparty. There is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security. P-Notes involve transaction costs.

Portfolio Turnover

Certain Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve their investment objectives. A higher turnover rate (100% or more) will involve correspondingly greater transaction costs which will be borne directly by a Fund, may have an adverse impact on performance, and may increase the potential for more taxable distributions being paid to shareholders, including short-term capital gains, which are taxed at ordinary income rates.

Prepayment and Extension Risk

The ability of the issuer of a debt security to repay principal prior to a security’s maturity, which can adversely affect a Fund’s yield, particularly during periods of declining interest rates. Rising interest rates may cause prepayments to occur at slower than expected rates, which effectively lengthens the maturities of the affected securities, making them more sensitive to interest rate changes and a Fund’s net asset value more volatile.

Privately-Issued Strip Securities

The Funds (other than the Allocation Funds) may invest in principal portions or coupon portions of U.S. Government Securities that have been separated (stripped) by banks, brokerage firms, or other entities (“privately-issued STRIPS”). Stripped securities are usually sold separately in the form of receipts or certificates representing undivided interests in the stripped portion and are not considered to be issued or guaranteed by the U.S. Government. Stripped securities may be more volatile than nonstripped securities.

Private Investment Funds

Certain Funds may invest in private investment funds, also known as hedge funds, which will pursue alternative investment strategies. An investment in a private investment fund involves certain risks relating to, among other things, the nature of the investments and investment techniques to be employed by the private investment fund. Because of the speculative nature of the investments and trading strategies of private investment funds, there is a risk that a Fund may suffer a significant or complete loss of its invested capital in one or more private investment funds. Private investment funds may utilize a variety of special investment instruments and techniques to hedge the portfolios of the funds against various risks (such as changes in interest rates or other factors that affect security values) or for non-hedging purposes to pursue a fund’s investment objective. Certain of the special investment instruments and techniques that the fund may use are speculative and involve a high degree of risk, particularly in the context of non-hedging transactions. Interests in a private investment fund are not generally registered under the 1933 Act and the transferability or withdrawal of such interests is substantially restricted.

Quantitative Strategy Risk

A quantitative strategy means that stocks are selected based upon a customized group of proprietary models designed by the Money Manager. The model attempts to enhance returns, within defined risk parameters, relative to a benchmark by analyzing company income and balance sheet information as well as other relevant market related information. The success of a Fund’s principal investment strategy depends on the Money Manager’s skill in designing and using its analytical model as a tool for selecting stocks. A flaw in the design of an analytical model may result in a Fund having a lower return than if the Fund was managed using a fundamental or passive investment management strategy.

Real Estate Concentration Risk

Certain Funds may invest in underlying funds that concentrate in the real estate sector. Real estate sector concentration risk is the risk that the securities of real estate companies that an underlying fund purchases will underperform the market as a whole. To the extent that the underlying fund’s investments are concentrated in real estate companies, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting real estate companies. Investments in real estate companies may also subject the underlying fund to the risks associated with the direct ownership of real estate. The general performance of the real estate industry has historically been cyclical and particularly sensitive to economic downturns. Changes in prevailing real estate values and rental income, interest rates and changing demographics may affect the value of securities of issuers in the real estate industry. Also, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the credit extended. In addition to these risks, REITs are dependent on specialized management skills, and some REITs may have investments in relatively few properties, in a small geographic area, or a single type of property. These factors may increase the volatility of an underlying fund’s investments in REITs.

Real Estate Risk

Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants.

Real Estate-Related Securities

A real estate investment trust is an investment trust that owns and manages a pool of commercial properties and mortgages and other real estate assets; shares can be bought and sold in the stock market. Publicly traded REITs generally engage in acquisition, development, marketing, operating and long-term ownership of real property. A publicly traded REIT meeting certain asset income and distribution requirements will generally not be subject to federal taxation on income distributed to its shareholders.

Real Estate Investment Trusts (“REITS”)

The Funds (with the exception of the U.S. Government Money Fund and the Allocation Funds) may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

A Fund’s investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends received deduction, or, generally, for treatment as qualified dividend income. The Funds do not currently intend to invest a significant portion of their assets in REITs but have the flexibility to invest up to 20%, or up to 10% for the Total Return Fund.

ReFlow

The Funds may participate in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow will be prohibited from acquiring more than 3% of the outstanding voting securities of any Fund.

ReFlow Management Co., LLC, the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. Among other things, the procedures require that all decisions with respect to whether to participate in a particular auction or the terms bid in an auction will be made solely by the relevant portfolio management personnel of the Sub-Advisors or Forward Management. In addition, ReFlow Management may not provide any information to Forward Management or the Sub-Advisors with respect to the ReFlow auctions that differs in kind from that provided to any other participating funds in ReFlow. The Board of Trustees will receive quarterly reports regarding the Funds’ usage of the program, and shall determine annually whether continued participation in the program is in the best interests of the Funds and their shareholders.

REITs Risk

REITs are issuers that invest in interests in real estate, including mortgages. REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

Regulatory and Market Developments

Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and non-U.S. governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which a Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which a Fund itself is regulated. Such legislation or regulation could diminish or preclude a

Fund’s ability to achieve its investment objective. Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings.

Repatriation Risk

Frontier and emerging market countries may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. The country could impose temporary restrictions on foreign capital remittances. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments. Investing in local markets in frontier and emerging market countries may require a Fund to adopt special procedures, seek local government approvals or take other actions, each of which may involved additional costs to the Fund.

Repurchase Agreements

Securities held by a Fund may be subject to repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short time period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price which represents the Fund’s cost plus interest. The arrangement results in a fixed rate of return that is not subject to market fluctuations during the period that the underlying security is held by the Fund. Repurchase agreements involve certain risks, including seller’s default on its obligation to repurchase or seller’s bankruptcy. The Funds will enter into such agreements only with commercial banks and registered broker-dealers. In these transactions, the securities issued by the Funds will have a total value in excess of the value of the repurchase agreement during the term of the agreement. If the seller defaults, the respective Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale, including accrued interest, are less than the resale price provided in the agreement including interest, and it may incur expenses in selling the security. In addition, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the United States Bankruptcy Code of 1983 or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement. While the Funds’ management acknowledges these risks, it is expected that they can be controlled through careful monitoring procedures.

In a repurchase agreement, a Fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed- upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. To protect a Fund from risk that the original seller will not fulfill its obligations, the securities are held in accounts of the Fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. If a seller defaults on its repurchase obligations, a Fund may suffer a loss in disposing of the security subject to the repurchase agreement. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as costs and delays to a Fund in connection with bankruptcy proceedings), it is the current policy of the Funds to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by the Fund’s Money Manager.

Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells the Fund a security at one price and agrees to repurchase that security at a higher price. If the seller becomes subject to a bankruptcy or other insolvency proceeding or fails to repurchase the security from the Fund, the Fund may incur losses including as a result of a possible decline in the value of the underlying security and lack of access to the income on the underlying security during the period while the Fund seeks to enforce its rights thereto.

Reverse Repurchase Agreements and Dollar Roll Agreements

A Fund may borrow funds by entering into reverse repurchase agreements and dollar roll agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. While a reverse repurchase agreement is outstanding, a Fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Fund’s Money Manager. Such transactions may increase fluctuations in the market value of a Fund’s assets and may be viewed as a form of leverage. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities.

Rights and Warrants

Warrants are instruments that give the holder the right to purchase the issuer’s securities at a stated price during a stated term. Rights are short-term warrants issued to shareholders in conjunction with new stock issues. The prices of warrants do not necessarily move parallel to the prices of the underlying securities. Warrants involve a risk of loss if the market price of the underlying securities subject to the warrants never exceeds the exercise price of the warrants. See “Investment Restrictions” for a description of the Funds’ abilities to invest in warrants and rights.

Risked-based Weightings

The Federal Financial Institutions Examination Council (“FFIEC”) is a formal interagency board empowered to prescribe uniform principals, standards, and report forms for the federal examination of financial institutions by the Board of Governors of the Federal Reserve System (FRB), the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Administration (NCUA), the Office of the Comptroller of the Currency (OCC) and the Office of Thrift Supervision (OTS) and, to make recommendations to promote uniformity in the supervision of financial institutions. Under normal circumstances, the U.S. Government Money Fund and Limited Duration U.S. Government Fund will not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC, as may be amended from time to time.

Risks of Investing in Asset-Backed and Mortgage-Related Securities

The yield characteristics of mortgage-related securities (including CMOs and REMICs) and asset-backed securities differ from traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Bond Funds purchase such a security at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity. Alternatively, if a Bond Funds purchase these securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity.

Although the extent of prepayments in a pool of mortgage loans depends on various economic and other factors, as a general rule prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts available for re-investment by the Bond Funds are likely to be greater during a period of declining interest rates and, as a result, likely to be reinvested at lower interest rates than during a period of rising interest rates. Asset-backed securities, although less likely to experience the same prepayment rates as mortgage-related securities, may respond to certain of the same factors influencing prepayments, while at other times different factors will predominate. Mortgage-related securities and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Asset-backed securities involve certain risks that are not posed by mortgage-related securities, because asset-backed securities do not usually have the type of security interest in the related collateral that mortgage-related securities have. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, some of which may reduce a creditor’s ability to realize full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities.

At times the value of mortgage or asset-backed securities may be particularly sensitive to changes in the general level of interest rates. Early repayment of principal on some mortgage or asset-backed securities may expose the Fund to a lower rate of return upon reinvestment of principal. When the general level of interest rates rise, the value of a mortgage or asset-backed securities generally will decline; however, when interest rates are declining, the value of mortgage or asset-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages or assets will affect the price and volatility of a mortgage or asset-backed securities, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages or assets increase the effective maturity of these securities, the volatility of the security can be expected to increase. The value of these securities may also fluctuate in response to other idiosyncratic circumstances. Additionally, certain mortgage or asset-backed securities are supported by certain guarantees that are made by U. S. Government agencies that do not enjoy the full faith and credit guarantee available from the U. S. Government directly.

Rule 144A Securities

Each Fund (other than the Allocation Funds) may purchase securities that are not registered under the 1933 Act, but that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). In addition to an adequate trading market, the Board will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Funds to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board will carefully monitor any investments by the Funds in Rule 144A Securities.

Rule 144A securities may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and a Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the price realized from these sales could be less than those originally paid by a Fund.

Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded.

Rule 144A under the 1933 Act allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public by establishing a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers (as such term is defined under Rule 144A). Forward Management anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by FINRA. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A eligible restricted securities held by the Funds, however, could affect adversely the marketability of such Funds’ securities and, consequently, the Funds might be unable to dispose of such securities promptly or at favorable prices. Forward Management will monitor the liquidity of such restricted securities under the supervision of the Board.

Securities issued pursuant to Rule 144A are not deemed to be illiquid. The Money Manager will monitor the liquidity of such restricted securities subject to the supervision of Forward Management and the Board. In reaching liquidity decisions, the Money Manager must first find that the security can be sold within seven days at approximately the same amount at which it is valued by the Fund and that there is reasonable assurance that the security will remain marketable throughout the period it is expected to be held by the Fund, taking into account the actual frequency of trades and quotations for the security (expected frequency in the case of initial offerings). Furthermore, the security will be considered liquid if the following criteria are met: (a) at least two dealers make a market in the security; (ii) there are at least three sources from which a price for the security is readily available; and (iii) settlement is made in a “regular way” for the type of security at issue.

Sector Risk

Issuers within an industry or economic sector or geographic region can react differently to political or economic developments than the market as a whole.

Securities Lending

Consistent with applicable regulatory requirements, each Fund, pursuant to a securities lending agency agreement between the lending agent and the Fund, may lend its portfolio securities to brokers, dealers and financial institutions, provided that outstanding loans do not exceed in the aggregate the maximum allowable percentage under the applicable laws and regulations of the value of the Fund’s net assets, currently 33-1/3%. Such loans must be callable at any time by the Fund and at all times be secured by cash, U.S. Government securities, irrevocable letters of credit or such other equivalent collateral that is at least equal to the market value, determined daily, of the loaned securities. The Fund will receive the collateral in an amount equal to at least 102% (in the case of domestic securities) or 105% (in the case of foreign securities) of the current market value of the loaned securities plus accrued interest. Cash collateral received by the Fund will be invested in any securities in which the Fund is authorized to invest. The advantage of such loans is that the Fund continues to receive interest and dividends on the loaned securities, while at the same time earning interest either directly from the borrower or on the collateral that will be invested in short-term obligations.

A loan may be terminated by the borrower on one business day’s notice or by the Fund at any time. If the borrower fails to maintain the requisite amount of collateral, the loan automatically terminates, and the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms determined to be creditworthy pursuant to procedures approved by and under the general supervision of the Board of Trustees, as monitored by Forward Management and the lending agent. On termination of the loan, the borrower is required to return the securities to the Fund, and any gain or loss in the market price during the loan would be borne by the Fund.

Since voting or consent rights which accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such rights if the matters involved would have a material effect on the Fund’s investment in the securities which are the subject of the loan. The Fund will pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities or may share the interest earned on collateral with the borrower.

Short Sales and Short Sales Against-the-Box

A short sale is a transaction in which a fund sells a security it does not own but borrows for purposes of delivery, in anticipation of a decline in the market value of that security. Short sales against-the-box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind and amount to the securities sold short). Each Underlying Fund (other than the U.S. Government Money Fund) may effect short sales against-the-box and the Frontier Markets Fund, the Small to Mid Cap Fund and the Mortgage Securities Fund may engage in short sales, provided that at all times when a short position is open, the Fund sets aside in a segregated custodial account while the short sales remain outstanding an equal amount of such securities or securities convertible or exchangeable for such securities without the payment of any further consideration for the securities sold short.

Small to Mid Cap Company Risk

The smaller and medium capitalization companies that a Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Smaller Company Risk

The smaller and medium capitalization companies in which a Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Sovereign Debt Securities

Sovereign debt securities are issued by governments of foreign countries. The sovereign debt in which the Fund may invest may be rated below investment grade. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities. Brady Bonds represent a type of sovereign debt. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Bulgaria, Costa Rica, Dominican Republic, Ecuador, Mexico, Morocco, Nigeria, Philippines, Poland, and Uruguay, and may be issued by other emerging countries.

Special Risks of Hedging and Income Enhancement Strategies

Participation in the options or futures markets and in currency exchange transactions involves investment risks and transaction costs to which a Fund would not be subject absent the use of these strategies. If the Money Manager’s predictions of movements in the direction of the securities, foreign currency and interest rate markets are inaccurate, the adverse consequences to a Fund may leave a Fund in a worse position than if such strategies were not used. Risks inherent in the use of options, foreign currency and futures contracts and options on futures contracts include: (1) dependence on the Money Manager’s ability to predict correctly movements in the direction of interest rates, securities prices and currency markets; (2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument at any time; (5) the possible need to raise additional initial margin; (6) in the case of futures, the need to meet daily margin in cash; (7) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences.

Stable Net Asset Value

Although the U.S. Government Money Fund seeks to preserve the value of your investment at $1.00 per share there is no assurance that it will do so. It is possible to lose money by investing in the Fund.

Stock Market Volatility

Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments.

Structured Note Risk

A Fund may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Funds have the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Funds bear the risk that the issuer of the structured note will default or become bankrupt. The Funds bear the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Funds are also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Funds may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Funds’ principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

The Fund intends to invest in equity-linked structured notes (which would be linked to an equity index) to a significant extent. A highly liquid secondary market may not exist for the structured notes the Fund invests in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for the Fund to sell the structured notes they hold at an acceptable price or accurately value such notes.

The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available. The collateral for a structured note may be one or more credit default swaps, which are subject to additional risks. See “Credit Default Swaps” for a description of additional risks associated with credit default swaps. See “Swap Agreements” for additional tax risks associated with structured notes.

Swap Agreements

A Fund may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

A Fund may enter into total return swap agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually LIBOR, is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of assets determined to be liquid by the Investment Advisor or Sub-Advisors in accordance with procedures established by the Board of Trustees, to limit any potential leveraging of the Fund’s portfolio.

Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities. A Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund’s assets.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Investment Advisor or Sub-Advisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code, may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Tax Regulation Risk

Certain foreign governments levy withholding or other taxes on dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion of foreign withholding taxes will reduce the income received from investments in such countries.

Temporary Defensive Policies

If, in the opinion of Forward Management and/or the Money Manager, as applicable, market or economic conditions warrant, the Funds may adopt a temporary defensive strategy.

During these times, the average dollar weighted portfolio duration of the Investment Grade Fixed-Income Fund may fall below three years, or rise to as high as fifteen years and and the Accessor Limited Duration U.S. Government

Fund may fall below two years, or rise to as high as fifteen years. In such event, these Funds will be subject to greater or less risk depending on whether average dollar weighted portfolio duration is increased or decreased. At any time that these Funds’ average dollar weighted portfolio duration is increased, the Funds are subject to greater risk, since at higher durations a Fund’s asset value is more significantly impacted by changes in prevailing interest rates than at lower durations. Likewise, when these Fund’s average dollar weighted portfolio duration is decreased, the Fund is subject to less risk, since at lower durations a Fund’s asset value is less significantly impacted by changes in prevailing interest rates than at higher durations. When Forward Management and/or the Money Manager determines that a temporary defensive strategy is no longer needed, investments will be reallocated to return the Funds to their designated average dollar weighted portfolio duration.

U.S. Government Securities Risk

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. U.S. Government agencies, or its instrumentalities are also collectively referred to as Government Sponsored Entities (GSEs). The types of U.S. Government obligations in which the Funds may at times invest include: (1) a variety of United States Treasury obligations, which differ only in their interest rates, maturities and times of issuance, i.e., United States Treasury bills having a maturity of one year or less, United States Treasury notes having maturities of one to ten years, and United States Treasury bonds generally having maturities of greater than ten years; (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the United States Treasury (such as GNMA Participation Certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the United States Treasury, (c) discretionary authority of the U.S. Government agency or instrumentality, or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and FNMA). In the case of securities not backed by the full faith and credit of the United States, the Fund must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States if the agency or instrumentality does not meet its commitments. No assurance can be given that the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. The Funds may purchase U.S. Government obligations on a forward commitment basis. Government Sponsored Entities (GSEs) are financing entities created by Congress to fund loans to certain groups of borrowers such as homeowners, farmers and students. GSEs are also sometimes referred to as federal agencies or federally sponsored agencies. All GSE debt is sponsored but not guaranteed by the federal government, whereas government agencies such as Government National Mortgage Association (Ginnie Mae) are divisions of the government whose securities are backed by the full faith and credit of the United States. Some carry the same full faith and credit guarantee that is a characteristic of a U. S. Treasury Note. An example of a security with this identical full faith and credit guarantee would be a pooled interest certificate of the U. S. Small Business Administration (“SBA”). Other debt issuers like the Federal Land Bank or Federal Farm Credit Bank carry an IMPLICIT guarantee in that there is no EXPLICIT obligation on the part of the U. S. Government to make good on obligations of these GSEs. Secondly, some GSEs’ income is exempt from state income tax for certain types of investors. For example, obligations of the Federal Land Bank are exempt from state and local taxation in many states, while issues of the Federal National Mortgage Association are not so tax exempt. Thirdly, under existing law, GSEs are exempt from registration requirements as promulgated by the U.S. Securities and Exchange Commission (“SEC”). All GSE debt is sponsored but not guaranteed by the federal government, whereas government agencies such as Government National Mortgage Association (Ginnie Mae) are divisions of the government whose securities are backed by the full faith and credit of the United States. Certain GSEs also carry the same full faith and credit guarantee that is a characteristic of a U. S. Treasury Note. An example of a security with this identical full faith and credit guarantee would be a pooled interest certificate of the U. S. Small Business Administration (“SBA”). Other debt issuers like the Federal Land Bank or Federal Farm Credit Bank carry an IMPLICIT guarantee in that there is no EXPLICIT obligation on the part of the U. S. Government to make good on obligations of these GSEs. The Fund may invest in all such GSEs.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and

FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC.

On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009.

FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver.

FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for FNMA or FHLMC, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of FNMA’s or FHLMC’s assets available therefor.

In the event of repudiation, the payments of interest to holders of FNMA or FHLMC mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders.

Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of FNMA or FHLMC mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by FNMA and FHLMC under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for FNMA and

FHLMC mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of FNMA or FHLMC, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace FNMA or FHLMC as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which FNMA or FHLMC is a party, or obtain possession of or exercise control over any property of FNMA or FHLMC, or affect any contractual rights of FNMA or FHLMC, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

Examples of types of U.S. Government obligations in which the Fund or an Underlying Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Land Banks, Fannie Mae, Freddie Mac and other similar agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury and others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Small Business Administration (“SBA”) Stripped Securities

The Total Return Fund may purchase Treasury receipts and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government and other obligations. These participations, issued by the U.S. Small Business Administration, are issued at a discount to their “face value.” Stripped securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors, and they are often illiquid. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

Value Stocks Risk

Although certain Funds may invest in securities that the Money Manager believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

Variable and Floating Rate Securities

Variable and floating rate securities are instruments that have a coupon or interest rate that is adjusted periodically due to changes in a base or benchmark rate. Variable and floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily to annually, or may be event-based, such as based on a change in the prime rate.

A Fund may engage in credit spread trades and invest in floating rate debt instruments (“floaters”). A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. Because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against a rise in interest rates, although a Fund will participate in any declines in interest rates as well.

A Fund also may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality, and a Fund accordingly may be forced to hold such an instrument for long periods of time and/or may experience losses of principal in such investment. Each Fund will not invest more than 5% of its assets in any combination of inverse floater, interest only (“IO”), or principal only (“PO”) securities. See “Mortgage-Related and Other Asset-Backed Securities” for a discussion of IOs and POs.

When-Issued and Delayed Delivery Securities

The Total Return Fund, Strategic Alternatives Fund, and the Limited Duration U.S. Government Fund may purchase securities on a when-issued or delayed-delivery basis. In addition, securities may be purchased in transactions where, although the security is delivered and paid for by regular-way settlement, the delivery period established by the securities industry for that particular security results in the payment and delivery at a future date. By the time of its delivery, such a security may be valued at less than the purchase price. Although the time period for settlement may be beyond several days, the securities are delivered for settlement within the time frame that the securities industry has established for that type of security.

Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues to the Fund until delivery and payment take place. At the time the Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its net asset value. When such securities are purchased, the Fund must set aside funds in a segregated account to pay for the purchase, and until acquisition, the Fund will not earn any interest in the security. On delivery dates for such transactions, the Fund will meet its obligations from maturities or sales of the securities that are segregated and/or from available cash. If the Fund sells such a security before the security has been issued (or delivered), the Money Manager will instruct the Custodian to segregate assets to cover the security to satisfy the Fund’s delivery obligations. The Fund may not enter into when-issued commitments exceeding in the aggregate 15% of the value of the Fund’s total assets, less liabilities other than the obligations created by when-issued commitments.

Zero-Coupon Securities

Each Underlying Fund may invest in zero-coupon securities. A zero-coupon security has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest equivalent received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. Zero-coupon securities are more volatile than cash pay securities. The Fund accrues income on these securities prior to the receipt of cash payments. The Fund intends to distribute substantially all of its income to its shareholders to qualify for pass-through treatment under the tax laws and may, therefore, need to use its cash reserves to satisfy distribution requirements.

The Limited Duration U.S. Government Fund may invest in zero-coupon securities with remaining maturities of less than 1 year, subject to the requirements of the FFIEC 20% risk based capital or better. A zero-coupon security has no cash coupon payments.

FUND TRANSACTION POLICIES

Generally, securities are purchased for the Funds (other than the U.S. Government Money Fund) for investment income and/or capital appreciation and not for short-term trading profits. However, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their Money Managers.

If a Fund changes Money Managers, it may result in a significant number of portfolio sales and purchases as the new Money Manager restructures the former Money Manager’s portfolio.

FUND TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the year. For purposes of determining the rate, all short-term securities are excluded.

The Funds have no restrictions on portfolio turnover. The Funds will purchase or sell securities to accommodate purchases and sales of each Fund’s shares. In addition, the Allocation Funds will purchase or sell securities to maintain or modify the allocation of each Allocation Fund’s assets among the Underlying Funds within the percentage limits described in the prospectuses of the Allocation Funds. A high turnover rate may increase transaction costs and result in higher capital gain distributions by the fund. Trading may result in realization of net short-term capital gains that would not otherwise be realized and increase costs to Fund shareholders. Shareholders are taxed on such gains when distributed from a Fund at ordinary income tax rates. See “Tax Information.”

The Allocation Funds do not incur brokerage costs of investing in Underlying Funds but may if investing in other securities.

PORTFOLIO TURNOVER. While it is not the policy of the Funds to purchase securities with a view to short-term profits, each Fund will dispose of securities without regard to the time they have been held if such action seems advisable. The High Yield Bond and Investment Grade Fixed-Income Funds anticipate that under normal market conditions, their annual turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate of the Frontier Markets, Growth, International Equity, Limited Duration, Small to Mid Cap, Strategic Alternatives, Total Return and Value Funds have exceeded and may continue to exceed 100%.

BROKERAGE ALLOCATIONS. The Allocation Funds invest primarily in the Underlying Funds and do not incur commissions or sales charges in connection with investing in the Underlying Funds, but they may incur such costs if they invest directly in other types of securities. The following is a description of the policy of the Underlying Funds with respect to brokerage allocation and brokerage commissions. Transactions on United States stock exchanges involve the payment of negotiated brokerage commissions; on non-United States exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes a “commission” in the form of a markup or markdown. The cost of securities purchased from underwriters includes an underwriting commission or concession.

Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the Money Manager. The Investment Advisory Agreement and the Money Manager Agreements provide in substance and subject to specific directions from the Board of Trustees and officers of Forward Management that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best net price and execution for the Funds. Securities will ordinarily be purchased from the markets where they are primarily traded, and the Money Manager will consider all factors it deems relevant in assessing the best net price and execution for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

In addition, the Investment Advisory Agreement and the Money Manager Agreements authorize Forward Management and the Money Managers, to consider the “brokerage and research services” (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) in selecting brokers to execute a particular transaction and in evaluating the best net price and execution, provided to the Funds. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, monetary and fiscal policy, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, select a broker or dealer settlement, and custody). Forward Management or a Money Manager may (including affiliates of the Distributor) that has provided research products or services of benefit to Accessor Funds. In certain instances, Forward Management or the Money Manager may receive from brokers or dealers products or services which are used both as investment research and for administrative, marketing, or other non research purposes. In such instances, Forward Management or the Money Managers will make a good faith effort to determine the relative proportions of such products or services that may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by Forward Management or the Money Managers through brokerage commissions generated by transactions of the Funds, while the portions of the costs attributable to non research usage of such products or services is paid by Forward Management or the Money Managers in cash. In making good faith allocations between administrative benefits and research and brokerage services, a conflict of interest may exist by reason of Forward Management or the Money Managers allocation of the costs of such benefits and services between those that primarily benefit Forward Management or the Money Managers and those that primarily benefit the Accessor Funds.

As a general matter, each Fund does not intend to pay commissions to brokers who provide such brokerage and research services for executing a portfolio transaction, which are in excess of the amount of commissions another broker would charge for effecting the same transaction. Nevertheless, occasional transactions may fall under these circumstances. Forward Management or the Money Manager must determine in good faith that the commission was reasonable in relation to the value of the brokerage and research services provided in terms of that particular transaction or in terms of all the accounts over which Forward Management or the Money Manager exercises investment discretion.

In addition, if requested by a Fund, Forward Management, when exercising investment discretion, and the Money Managers may enter into transactions giving rise to brokerage commissions with brokers who provide brokerage, research or other services to the Funds or Forward Management or the Money Manager so long as the Money Manager or Forward Management believes in good faith that the broker can be expected to obtain the best price on a particular transaction and the Trust determines that the commission cost is reasonable in relation to the total quality and reliability of the brokerage and research services made available to the Funds, or to Forward Management for the benefit of the Funds for which it exercises investment discretion, notwithstanding that the Funds or another account may be a beneficiary of such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction. Subject to the “best execution” obligation described above, Forward Management may also, if requested by a Fund, direct all or a portion of a Fund’s transactions to brokers who pay a portion of that Fund’s expenses.

Forward Management does not expect the Funds ordinarily to effect a significant portion of the Funds’ total brokerage business with brokers affiliated with the Distributor, Forward Management or their Money Managers. However, a Money Manager may effect portfolio transactions for the Fund assigned to the Money Manager with a broker affiliated with the Money Manager, as well as with brokers affiliated with other Money Managers, subject to the above considerations regarding obtaining the best net price and execution. Any transactions will comply with Rule 17e-1 of the 1940 Act. For the calendar years ended December 31, 2006, 2007 and 2008, no Fund effected transactions with affiliated brokers.

BROKERAGE COMMISSIONS. The Board of Trustees will review, at least annually, the allocation of orders among brokers and the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Certain services received by Forward Management or Money Managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the Money Manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the Money Managers are not reduced by reason of their receipt of such brokerage and research services.

The Fixed-Income Funds generally do not pay brokerage commissions.

Brokerage Commissions Paid by the Funds

Fund	2006	2007	2008
Growth	$197,288	$255,232	$	[ ]
High Yield Bond	3,665	210		[ ]
International Equity	511,239	847,347		[ ]
Limited Duration U.S. Governement	N/A	1,561		[ ]
Mortgage Securities	1,309	7,381		[ ]
Small to Mid Cap	214,703	352,929		[ ]
Strategic Alternatives	N/A	N/A		[ ]
Total Return	N/A	199,098		[ ]
Value[1]	56,655	193,744		[ ]

1 In 2006, of the total amount, $639 was directed by the Money Manager to pay for research products or services, as described in Brokerage Allocation above; and $1,876 was directed by the Trust as part of a brokerage recapture program.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Each Fund is currently making a continuous offering of its shares. Each Fund receives the entire net asset value of shares sold. Each Fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. Advisor Class Shares and Institutional Class Shares of the Funds may be purchased with no sales charge or commission. Investors may also purchase Advisor Class Shares, Investor Class Shares, Institutional Class Shares, A Class Shares or C Class Shares of the Funds from the Distributor or through intermediaries, such as a broker-dealer, bank or other financial institutions. In the case of A Class Shares, the public offering price is the net asset value plus the applicable sales charge, if any, as set forth in the prospectus.

Each Fund reserves the right in its sole discretion to (1) suspend the offering of its shares, (2) reject purchase orders, including a purchase by exchange from another Accessor Fund, if management determines such rejection is in the best interest of the Fund, (3) increase or decrease the minimum amount required to open and maintain an account, without prior notice, and (4) reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain categories of investors or under circumstances where certain economies can be achieved in sales of the Fund’s shares.

MINIMUM INVESTMENT EXCEPTIONS. You may purchase shares of a Fund notwithstanding the minimum investment amount and/or subsequent purchase amount if you qualify for any of the exceptions discussed below.

You may be required to provide written confirmation of your eligibility. In addition to the following, a Fund may waive or lower purchase minimums in other circumstances.

1. Omnibus or nominee accounts of financial institutions or broker-dealers registered as one account with the transfer agent; 2. Purchases made pursuant to the dividend re-investment program; 3. Employer-sponsored retirement or benefit plans (e.g. 401(k) plans) where the investment in each fund is expected to meet the minimum investment amount within a reasonable time period; 4. Participants in a 403(b) plan, 457 plan or other employer-sponsored retirement plan if (i) your employer has made special arrangements for your plan to operate as a group through a single broker, dealer or financial intermediary; and (ii) all participants in the plan who purchase shares of an Accessor Fund do so through a single broker, dealer or other financial intermediary designated by your employer; 5. Certain Accessor Funds retirement accounts (e.g. SIMPLE IRAs) funded through salary deduction, or accounts opened with the proceeds of distributions from such retirement accounts; 6. Certain mutual fund wrap program accounts (an eligible wrap program must offer asset allocation services, charge an asset based fee to its participants for asset allocation and/or other advisory services, and meet trading and other operational requirements under an appropriate agreement with Accessor Funds or the Distributor); 7. Fulltime or part time employees of Forward Management or any of its affiliates, Board members of Accessor Funds or the spouse or minor child of any of the foregoing; 8. Current or former officers, partners, employees or registered representatives of broker-dealers which have entered into sales agreements with the Distributor and current or former officers, partners and employees of banks affiliated with such broker-dealers, or the spouse or minor child of any of the foregoing; 9. Current or former partners and employees of legal counsel to Accessor Funds or the spouse or minor child of any of the foregoing; 10. Current or former directors, officers, employees, or sales representatives of any subadvisor to any Accessor Fund or the spouse or minor child of any of the foregoing; 11. Any trust, custodian, pension, profit sharing or other benefit plan of the foregoing persons; 12. Purchases made for purposes of correcting an error; and 13. Transfers in from a trustee, including residual interest payments.

DEALER COMMISSIONS AND COMPENSATION. For A Class Shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, except for financial intermediaries or their trading agents making purchases for clients in a fee based investment program, as described in the prospectus, or employees of broker-dealer firms and registered investment advisor firms purchasing in their own account or any purchase of shares for an account at NAV or in which the sales charge would be waived. Commissions on investments in A Class Shares are paid at the following rates:

1.00% on amounts from $1 million to $4 million, and
0.50% on amounts over $4 million and up to $10 million, and
0.25% on amounts over $10 million.

(For example, on a single purchase of $12 million, the commission would breakdown as follows: 1.00% on the first $4 million plus 0.50% on the next $6 million plus 0.25% on the last $2 million.) Commissions are based on cumulative investments and are not annually reset.

Dealer concessions may not be paid unless the Distributor can monitor the applicability of the CDSC. In addition, if a financial intermediary decides to waive receipt of the concession, Accessor Funds or the Distributor may waive any CDSC that might otherwise have applied to any such purchase. No dealer concessions are paid on any other sales of shares at net asset value. The schedule of sales charges above apply to single purchases, concurrent purchases of two or more of the Funds, and purchases made under a Letter of Intent and pursuant to the right of accumulation, both of which are described in the Prospectuses.

RIGHT OF ACCUMULATION--A CLASS SHARES ONLY. Reduced sales loads apply to any purchase of A Class Shares by you and your “immediate family” (your spouse and your children under the age of 21), where the aggregate investment including such purchase is $50,000 or more in the Equity Funds and Allocation Funds (except the Income Allocation Fund) or $100,000 or more in the Fixed-Income Funds and Income Allocation Fund. If, for example, you previously purchased and still hold A Class Shares of an Equity Fund, with an aggregate current market value of $40,000 and subsequently purchase A Class Shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.75% of the offering price. All present holdings of A Class Shares of an Accessor Fund may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.

To qualify at the time of purchase, you must notify the Transfer Agent. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

LETTER OF INTENT A CLASS SHARES ONLY. By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of A Class Shares based on the total number of A Class Shares of any Accessor Fund purchased by you and your “immediate family” (your spouse and your children under the age of 21) in either a 13-month period or when you reach the minimum amount specified in the Letter of Intent (but does not include future appreciation of your investment, investments in the U.S. Government Money Fund, reinvested distributions or capital gains) pursuant to the terms and conditions set forth in the Letter of Intent. You can obtain a Letter of Intent form by calling (800) 759-3504.

Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. Existing holdings eligible for rights of accumulation in A Class Shares of the Accessor Funds may be credited toward satisfying the Letter of Intent. Upon reaching the minimum investment amount indicated in your Letter of Intent, the Letter of Intent is satisfied. A second Letter of Intent must be signed to receive any additional reduction in sales charges not covered by a right of accumulation. During the period covered by the first Letter of Intent, upon completion of the total minimum investment specified under the Letter of Intent, an adjustment to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the first Letter of Intent will be made in the form of additional shares credited to your account at the then current offering price applicable to a single purchase of the dollar amount of the total purchases. The dealer will be liable for the amount of any such adjustment. During the period covered by the second Letter of Intent, upon completion of the total minimum investment specified under the Letter of Intent, an adjustment to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission of the second Letter of Intent will be made in the form of additional shares credited to your account at the then-current offering price applicable to a single purchase of the dollar amount of the total purchases. The dealer will be liable for the amount of any such adjustment.

If total purchases are less than the amount specified, the offering price of the shares you purchased during the 13-month period will be adjusted to reflect the sales load applicable to aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of A Class Shares of the Fund to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase A Class Shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.

A CLASS SHARE PURCHASES NOT SUBJECT TO SALES CHARGES Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 0.50% CONTINGENT DEFERRED SALES CHARGE (“CDSC”) MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN 18 MONTHS OF PURCHASE and where the broker has received the dealer concession of up to 1% as described above.

Employer-sponsored defined contribution-type plans investing $1 million or more and with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the Accessor Funds (see “Individual Retirement Account (IRA) Rollovers” below) may invest at net asset value and are not subject to a CDSC.

403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the Accessor Funds are principal investment options; and (ii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more and having 100 or more eligible employees.

Investments by retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its A Class Shares Plan of Distribution on investments made with no initial sales charge.

In addition, A Class Shares may be sold at net asset value to:

(1) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Distributor (or who clear transactions through such dealers) or full-time employees (and their spouses, parents and children) of banks who are affiliated with such dealers; and plans for such persons or the dealers;

(2) current and retired registered investment advisors, with respect to accounts established while active, registered with the Distributor, or full-time employees (and their spouses, parents, and children) of registered investment advisors registered with the Distributor and plans for such persons;

(3) companies exchanging securities with Accessor Funds through a merger, acquisition or exchange offer;

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON A CLASS SHARES - Except as described above, a CDSC of 0.50% applies to redemptions of A Class Shares of the Accessor Funds, other than the U.S. Government Money Fund, made within 18 months following the purchase of A Class Shares of $1 million for which a broker has received a dealer concession, as described above. The charge is 0.50% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See “CDSC Waivers for A Class and C Class Shares” below.

No sales charge is included in the public offering price of other classes of Fund shares. Intermediaries may be required to register as a dealer pursuant to certain states’ securities laws and may charge the investor a reasonable service fee, no part of which will be paid to the Funds. Shares of the Funds will be sold at the NAV next determined after an order is received and accepted, provided that payment has been received by 12:00 p.m. Eastern Time on the following business day. NAV is determined as set forth above under “Determination of Share Price.” In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the NYSE. If the dealer receives the order after the close of trading the NYSE, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to the Transfer Agent, they will be invested at the public offering price based on the net asset value next determined after receipt. All purchases must be made in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Orders are accepted on each business day. If the Transfer Agent receives a purchase order for shares of the U.S. Government Money Fund marked “Same Day Settlement” and investment monies are wired prior to 5:00 p.m. Eastern Time, the shareholder will be entitled to receive that day’s dividend. Neither the Funds nor the Transfer Agent will be responsible for delays of wired proceeds due to heavy wire traffic over the Federal Reserve System. Orders to purchase Fund shares must be received by the Transfer Agent prior to close of the NYSE, normally 4:00 p.m. Eastern Time, on the day shares of those Funds are offered and orders accepted, or the orders will not be accepted and invested in the particular Fund until the next day on which shares of that Fund are offered. Payment must be received by 12:00 p.m. Eastern Time on the next business day. Shares may be bought or sold through financial intermediaries who are authorized to receive purchase and redemption orders on behalf of the Funds. These financial intermediaries are authorized to designate their agents and affiliates to receive these orders, and a Fund will be deemed to have received a purchase or redemption order when the order is received by the financial intermediary. The order will be priced at the NAV next computed after the order is received.

Each Fund reserves the right to suspend the offering of shares for a period of time. The Funds also reserve the right to reject any specific purchase order, including certain purchases by exchange. Purchase orders may be refused if, in Forward Management’s opinion, they would disrupt management of a Fund. A Fund also reserves the right to refuse exchange purchases by any person or group if, in Forward Management’s judgment, a Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.

Investor Class Shares and Institutional Class Shares of the Funds are expected to be available through industry recognized service providers of fund supermarkets or similar programs (“Service Organizations”) that require customers to pay either no or low transaction fees in connection with purchases or redemptions. Certain features of the Investor Class Shares and Institutional Class Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct charges, which charges or fees would not be imposed if Investor Class Shares or Institutional Class Shares are purchased directly. Therefore, a client or customer should contact the Service Organization acting on their behalf concerning the fees (if any) charged in connection with a purchase or redemption of Investor Class Shares or Institutional Class Shares. Service Organizations are responsible for transmitting to their customers a schedule of any such fees and conditions. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to a Fund in accordance with their agreements with clients or customers.

For non-distribution related administration, subaccounting, transfer agency and/or other services, Investor Class Shares of a Fund may pay Service Organizations and certain record keeping organizations with whom they have entered into agreements pursuant to the Administrative Services Plan. The fees payable to any one Service Organization or recordkeeper are determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the fee schedule of the Service Organization or recordkeeper.

Shares may be redeemed on any business day at the NAV next determined after the receipt by the Distributor or the Transfer Agent of a redemption request in good order, reduced for A Class Shares and C Class Shares by any applicable CDSC. Payment will ordinarily be made within seven days and will be wire-transferred by automatic clearinghouse funds or other bank wire to the account designated for the shareholder at a domestic commercial bank that is a member of the Federal Reserve System. If the Distributor or Transfer Agent receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern Time marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. If requested in writing, payment will be made by check to the account owners of record at the address of record. The Transfer Agent charges a processing fee of $10.00 for each redemption check requested by a shareholder, which processing fee may be waived by the Transfer Agent at its discretion.

The Funds may accept certain types of securities in lieu of wired funds as consideration for Fund shares. Under no circumstances will a Fund accept any securities in consideration of the Fund’s shares the holding or acquisition of which would conflict with the Fund’s investment objective, policies and restrictions or which Forward Management or the applicable Money Manager believes should not be included in the applicable Fund’s portfolio on an indefinite basis. Securities will not be accepted in exchange for Fund shares if the securities are not liquid or are restricted as to transfer either by law or liquidity of market; or have a value which is not readily ascertainable (and not established only by evaluation procedures) as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, or the Nasdaq Stock Market. Securities accepted in consideration for a Fund’s shares will be valued in the same manner as the Fund’s portfolio securities in connection with its determination of NAV. A transfer of securities to a Fund in consideration for Fund shares will be treated as a sale or exchange of such securities for federal income tax purposes. A shareholder will recognize gain or loss on the transfer in an amount equal to the difference between the value of the securities and the shareholder’s tax basis in such securities. Shareholders who transfer securities in consideration for a Fund’s shares should consult their tax advisors as to the federal, state and local tax consequences of such transfers.

TELEPHONE TRANSACTIONS. A shareholder of Accessor Funds with an aggregate account balance of $1 million or more may request purchases, redemptions or exchanges of shares of a Fund by telephone at the appropriate toll free number provided in this Prospectus. It may be difficult to implement redemptions or exchanges by telephone in times of drastic economic or market changes. In an effort to prevent unauthorized or fraudulent redemption or exchange requests by telephone, Accessor Funds employs reasonable procedures specified by the Board of Trustees to confirm that such instructions are genuine. Telephone transaction procedures include the following measures: requiring the appropriate telephone transaction election be made on the telephone transaction authorization form sent to shareholders upon request; requiring the caller to provide the names of the account owners, the account owner’s social security number or tax identification number and name of Fund, all of which must match Accessor Funds’ records; requiring that a service representative of the Distributor or the Transfer Agent, complete a telephone transaction form listing all of the above caller identification information; requiring that redemption proceeds be sent by wire only to the owners of record at the bank account of record or by check to the address of record; sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) business days of the call; and maintaining tapes of telephone transactions for six months, if Accessor Funds elects to record shareholder telephone transactions.

For accounts held of record by a broker-dealer, trustee, custodian or an attorney-in-fact (under a power of attorney), additional documentation or information regarding the scope of a caller’s authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Accessor Funds may implement other procedures from time to time. If reasonable procedures are not implemented, Accessor Funds may be liable for any loss due to unauthorized or fraudulent transactions. In all other cases, neither the Trust, the Fund, the Distributor nor Forward Management will be responsible for authenticity of redemption or exchange instructions received by telephone.

AUTOMATIC INVESTMENT PLANS. Shareholders may establish an Automatic Investment Plan (“AIP”) with the Trust whereby investments in any of the Funds are made automatically on a monthly basis. You may authorize regular electronic transfers from your bank checking account to purchase shares of one or more the Funds based on instructions provided to the Transfer Agent. The minimum initial investment is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call (800) 759-3504 if you would like more information.

INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS. Assets from a retirement plan (plan assets) may be invested in any class of shares of the Accessor Funds through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions contained in the Fund’s current prospectus and statement of additional information.

An IRA rollover involving plan assets that offered an investment option including any of the Accessor Funds, may be invested in: 1) A Class Shares at net asset value; 2) A Class Shares subject to the applicable initial sales charge; or 3) C Class Shares. Plan assets invested in A Class Shares with a sales charge, or C Class Shares are subject to the terms and conditions contained in the Fund’s current prospectus and statement of additional information. advisors will be compensated according to the policies associated with each share class as described in the Fund’s current prospectus and Statement of Additional Information.

Plan assets invested in A Class Shares at net asset value will not be subject to a contingent deferred sales charge and will immediately begin to accrue service fees (i.e., shares do not have to age). Dealer commissions will be paid only on IRA rollovers of $1 million or more according to the schedule applicable to A Class Share investments of $1 million or more (see “Dealer Commissions and Compensation” above).

IRA rollovers that do not indicate which share class plan assets should be invested in will be rejected.

EXCHANGES. You can exchange your Investor Class Shares, A Class Shares, C Class Shares, Advisor Class Shares and Institutional Class Shares of any Accessor Fund for Investor Class Shares, A Class Shares, C Class Shares, Advisor Class Shares and Institutional Class Shares, respectively, of any other Accessor Fund. You can exchange your Shares of the Limited Duration Fund and Total Return Fund for shares of any class of any other Accessor Fund. There are generally no fees for exchanges. In addition, the Trust may suspend a shareholder’s exchange privilege if, in the judgement of Forward Management, the shareholders exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” in the relevant Prospectus.

Before you decide to exchange shares, you should read the Prospectus information about the Fund involved in your exchange. Exchanges are taxable events and may result in a taxable gain (both short and long term) or loss for Federal and state income tax purposes.

You can send a written instruction specifying your exchange or, if you have authorized telephone exchanges previously and we have a record of your authorization, you can call (800) 759-3504 to execute your exchange. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Exchanges must be for amounts of at least $100. In order to make an exchange into a new account for Institutional Class Shares, the exchange must satisfy the minimum initial investment requirement for Institutional Class Shares. Once your exchange is received in proper form, it cannot be revoked. This exchange privilege is available only in U.S. states where shares of the Funds being acquired may legally be sold.

The Trust also reserves the right to prohibit exchanges during the first 15 days following an investment in a Fund. The Trust may terminate or change the terms of the exchange privilege at any time. In general, you will receive notice of any material change to the exchange privilege at least 60 days prior to the change, although this notice period may be reduced or eliminated if determined by the Board of Trustees or Forward Management to be in the best interests of shareholders and otherwise consistent with applicable regulations.

REDEMPTIONS OF A CLASS SHARES AND C CLASS SHARES. As described in the Prospectus, A Class Shares are offered at net asset value with an initial sales charge, if applicable. A CDSC of 0.50% will be assessed at the time of redemption of A Class Shares purchased without an initial sales charge as part of an investment of $1 million or more and redeemed within 18 months of purchase, except for direct purchases in the U.S. Government Money Fund. The Distributor may pay Service Organizations an amount up to 1% of the net asset value of A Class Shares as described above. C Class Shares are offered at net asset value without an initial sales charge but are subject to a CDSC of 1.00% upon redemption during the first two years. For purposes of the CDSC, an exchange of A Class Shares or C Class Shares from one Fund to another Fund of the same class is not considered a redemption or a purchase (there may, however, be tax implications with respect to exchanges -- see “Tax Considerations” below). In determining whether a CDSC is applicable to a redemption of A Class Shares and C Class Shares, the calculation will be determined in the manner that results in the lowest rate being charged. For C Class Shares subject to a CDSC, it will be assumed that the redemption is the first of any shares that have been in the shareholder’s fund account for over a year, and second of any shares that have been in the shareholder’s fund account for under a year. The charge will not be applied to dollar amounts representing an increase in the net asset value of shares since the time of purchase or reinvested distributions associated with such shares. Unless you request otherwise at the time of redemption, the CDSC is deducted form the redemption, not the amount remaining in the account.

CDSC Waivers for A Class and C Class Shares. You will not be charged a CDSC on (i) appreciation on your A Class Shares or C Class Shares above the purchase price; (ii) shares you acquired through re-investment of dividends or capital gains distributions; or (iii) shares purchased through a Service Organization that did not receive advanced sales payments or commissions.

The imposition of a CDSC on redemptions of Class A and Class C Shares may be eliminated under the following circumstances and conditions: (i) redemptions within one year following the death or initial determination of permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder; (ii) redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested; (iii) required minimum distributions from a tax-deferred retirement plan or an IRA as required by the Internal Revenue Code; (iv) forced redemptions made by the Accessor Funds of shares held by shareholders whose account has a value less than $100; and (v) redemptions in cases of natural disaster affecting shareholders.

If you think you are eligible for the elimination or waiver of a CDSC, please contact your financial intermediary or Accessor Funds. Certain waivers will only apply upon notice of qualification upon the purchase of A Class Shares and C Class Shares. Accessor Funds may terminate the elimination or waiver of CDSC on A Class Shares and C Class Shares at any time.

DETERMINATION OF SHARE PRICE

The NAV per share of each class of each Fund is calculated at the close of regular trading on each business day on which shares are offered or orders to redeem may be tendered (normally 4:00 p.m. Eastern Time, except for the U.S. Government Money Fund, the NAV for which is calculated at 5:00 p.m. Eastern Time). A business day is one on which the NYSE, the Custodian and Forward Management are open for business. Non-business days for 2009 will be New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The public offering price of each Fund’s Shares is its net asset value, plus any applicable sales charges, next computed after the sale. A Class Shares and C Class Shares may be subject to a CDSC, as described in the Funds’ prospectuses. A Class Shares are generally subject to a front-end sales load as described in the Funds’ prospectuses.

Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Prices are generally obtained using market quotations as provided by a pricing service. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price on the primary exchange on which the security is traded. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or closing bid price normally is used.

Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) may be valued at market values determined by such securities’ most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Or, fixed-income securities and convertible securities may be valued on the basis of information furnished by a pricing service that uses a valuation matrix that incorporates both dealer-supplied valuations and electronic data processing techniques. Short-term debt securities maturing in 60 days or less (including investments in the U.S. Government Money Fund) are valued using amortized cost, which approximates market value.

Over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price, or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Over-the-counter equity securities traded on the NASDAQ National Market and the NASDAQ Small Cap Markets are based on the NASDAQ Official Closing Price or, if believed to more accurately reflect the fair market value, the mean between the bid and the ask prices or, if there is no Official Closing Price on that day, at the last sales price. All other over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices.

The Frontier Markets Fund’s, International Equity Fund’s and the Strategic Alternatives Fund’s portfolio securities trade primarily on foreign exchanges which may trade on Saturdays and on days that the Fund does not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the NAV of the Fund’s shares when the shareholder is not able to purchase or redeem Fund shares.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. A discussion regarding the circumstances under which the Funds will use fair value pricing and the effects of using fair value pricing is included in the Funds’ prospectuses. Each Fund’s liabilities are allocated among its classes. The total of such liabilities allocated to a class plus that class distribution and/or servicing fees and any other expenses specially allocated to that class are then deducted from the classes proportionate interest in the Fund’s assets, and the resulting amount for each class is divided by the number of shares of that class outstanding to produce the class NAV per share. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between a particular Fund’s classes. Except for Funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder’s account on the payment date. Dividends for the U.S. Government Money Fund are credited to a shareholder’s account on the payment date.

Under certain circumstances, the per share NAV of the Investor Class Shares, A Class Shares and C Class Shares of the Funds may be lower than the per share NAV of the Advisor Class Shares and Institutional Class Shares as a result of the daily expense accruals of the service and/or distribution fees applicable to the Investor Class Shares, A Class Shares and C Class Shares, respectively. Generally, for Funds that pay income dividends, those dividends are expected to differ over time by approximately the amount of the expense accrual differential between the classes.

The assets of each Allocation Fund consists primarily of Institutional Class Shares of the Underlying Funds which are valued at their respective NAVs.

SHAREHOLDER SERVICES AND PRIVILEGES

For investors purchasing shares under a tax-qualified individual retirement or pension plan or under a group plan through a person designated for the collection and remittance of monies to be invested in shares on a periodic basis, the Funds may, in lieu of furnishing confirmations following each purchase of Fund shares, send statements no less frequently than quarterly, pursuant to the provisions of the 1934 Act, and the rules thereunder. Such quarterly statements, which would be sent to the investor or to the person designated by the group for distribution to its members, will be sent after the end of each quarterly period and shall reflect all transactions in the investor’s account during the preceding quarter. All other shareholders will receive a confirmation of each new transaction in their accounts.

Certificates representing shares of the Funds will not be issued to shareholders. The Transfer Agent will maintain for each shareholder an account in which the registration and transfer of shares are recorded, and any transfers will be reflected by bookkeeping entry, without physical delivery.

The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid Medallion Signature Guarantee, when changing certain information in an account, such as wiring instructions and address of record.

Self-Employed and Corporate Retirement Plans

For self-employed individuals and corporate investors that wish to purchase shares, a Prototype Plan and Custody Agreement are available through the Trust. For further details, including the right to appoint a successor Custodian, see the Prototype Plan and Custody Agreements as provided by the Trust. Employers who wish to use shares of the Trust under a custodianship with another bank or trust company must make individual arrangements with such an institution.

Individual Retirement Accounts

Investors with earned income are eligible to purchase shares of the Funds under an individual retirement account (“IRA”) pursuant to Section 408(a) of the Code. An individual who creates an IRA may contribute annually certain dollar amounts of earned income, and an additional amount if there is a non-working spouse. Simplified Employee Pension Plans (“SEP IRA”), which employers may establish on behalf of their employees, are also available. Full details on the IRA and SEP IRA are contained in Internal Revenue Service required disclosure statements, and the Custodian will not open an IRA until seven days after the investor has received such statement from the Trust. An IRA funded by shares of the Funds may also be used by employers who have adopted a SEP IRA.

Purchases of shares by Section 403(b) retirement plans and other retirement plans are also available. It is advisable for an investor considering the funding of any retirement plan to consult with an attorney or to obtain advice from a competent retirement plan consultant.

DIVIDENDS AND DISTRIBUTIONS

Shareholders have the privilege of reinvesting both income dividends and capital gain distributions, if any, in additional shares of the Funds at the then current net asset value, with no sales charge. Alternatively, a shareholder can elect at any time to receive dividends and/or capital gain distributions in cash.

In the absence of such an election, each purchase of shares of the Funds is made upon the condition and understanding that the Transfer Agent is automatically appointed the shareholder’s agent to receive the investor’s dividends and distributions upon all shares registered in the investor’s name and to reinvest them in full and fractional shares of the Funds at the applicable net asset value in effect at the close of business on the reinvestment date. A shareholder may still at any time after a purchase of shares of the Funds request that dividends and/or capital gain distributions be paid to the shareholder in cash.

If you elect to receive cash dividends and/or capital gains distributions and a check is returned as undelivered by the United States Postal Service, the Funds reserve the right to invest the check in additional shares of the Funds at the then-current net asset value and to convert your account’s election to automatic reinvestment of all distributions, until the Funds’ Transfer Agent receives a corrected address in writing from the number of account owners authorized on your application to change the registration. If the Transfer Agent receives no written communication from the account owner(s) and there are no purchases, sales or exchanges in your account for a period of time mandated by state law, then that state may require the Transfer Agent to turn over to the applicable state government the value of the account as well as any dividends or distributions paid.

After a dividend or capital gains distribution is paid, the Fund’s share price will drop by the amount of the dividend or distribution. If you have chosen to have your dividends or distributions paid to your account in additional shares, the total value of your account will not change after the dividend or distribution is paid. In such cases, while the value of each share will be lower, each reinvesting shareholder will own more shares. Reinvested shares will be purchased at the price in effect at the close of business on the day after the record date.

TAX CONSIDERATIONS

Taxation of the Funds - General

The following discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, trusts or estates) and certain foreign persons (i.e., non-U.S. persons) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, partnerships, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

The following discussion summarizes certain U.S. federal tax considerations generally affecting the Funds and their shareholders. This discussion is based upon present provisions of the Code, the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. This discussion does not provide a detailed explanation of all tax consequences, and shareholders are advised to consult their own tax advisors with respect to the particular consequences to them of an investment in the Funds, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

Qualification as a Regulated Investment Company

Each of the Funds intends to qualify as a regulated investment company (“RIC”) under the Code. To so qualify, a Fund must, among other things, in each taxable year: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities and gains from the sale or other disposition of foreign currencies, net income derived from an interest in a qualified publicly traded partnership or other income (including gains from options, futures contracts and forward contracts) derived with respect to the Fund’s business of investing in stocks, securities or currencies and (b) diversify its holdings so that, at the end of each quarter, (i) at least 50% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, with such other securities limited in respect of any one issuer to an amount not greater in value than 5% of the Fund’s total assets (including borrowings for investment purposes, if any) and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets (including borrowings for investment purposes, if any) is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, of any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related businesses or of one or more qualified publicly traded partnerships.

As a regulated investment company, each Fund generally is not subject to U.S. federal income tax on income and gains it distributes to shareholders, if at least the sum of 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and 90% of the Fund’s net tax-exempt interest income for the taxable year is distributed. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it generally would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, the Fund’s distributions, to the extent derived from its current or accumulated earnings and profits, would constitute dividends (which may be eligible for the corporate-dividends received deduction) which are taxable to shareholders as ordinary income, or as qualifying dividends eligible for a reduced rate of tax as discussed below. If a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. Moreover, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) in order to qualify as a RIC in a subsequent year.

Distributions

Dividends of investment company taxable income (including net short-term capital gains) are generally taxable to shareholders as ordinary income (subject to the discussion of qualifying dividends below), whether received in cash or reinvested in Fund shares. The Funds’ distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to the applicable Fund’s dividend income from U.S. corporations, and if other applicable requirements are met. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction.

Distributions of net capital gains (the excess of net long-term capital gain over net short-term capital losses) designated by the Funds as capital gain dividends are taxable to shareholders, whether received in cash or reinvested in Fund shares, as long-term capital gain, regardless of the length of time the Funds’ shares have been held by a shareholder, and are not eligible for the dividends-received deduction. Any distributions that are not from the Funds’ investment company taxable income or net capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gains. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon.

The Fixed-Income Funds, Balanced Allocation Fund, Income Allocation Fund, Income & Growth Allocation Fund and Limited Duration Fund normally pay dividend distributions monthly. The Equity Funds (except for the International Equity Fund), Strategic Alternatives Fund, Total Return Fund, Aggressive Growth Allocation Fund, Growth Allocation Fund and Growth & Income Allocation Fund normally pay dividend distributions quarterly in March, June, September and December. The Frontier Markets Fund and International Equity Fund normally pay dividend distributions annually in December.

Dividends, including capital gain dividends, declared in November or December with a record date in such month and paid during the following January will be treated as having been paid by the Funds and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Distributions by a Fund reduce the net asset value of that Fund’s shares. Should a distribution reduce the net asset value below a shareholder’s cost basis, the distribution nevertheless may be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to the shareholder.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term capital gains from sales and on certain qualifying dividends on corporate stock. The rate reductions do not apply to corporate taxpayers. Each Fund will be able to separately designate distributions of any qualifying long-term capital gains or qualifying dividends earned by the Fund that would be eligible for the lower maximum rate. A shareholder would also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower rate. Distributions from a Fund’s investments in bonds and other debt instruments will not generally qualify for the lower rates. Note that distributions of earnings from dividends paid by “qualified foreign corporations” can also qualify for the lower tax rates on qualifying dividends. Qualified foreign corporations are corporations incorporated in a U.S. possession, corporations whose stock is readily tradable on an established securities market in the U.S., and corporations eligible for the benefits of a comprehensive income tax treaty with the United States which satisfy certain other requirements. Passive foreign investment companies are not treated as “qualified foreign corporations.” The lower tax rates on long-term capital gains and qualifying dividends is scheduled to expire after 2010 in the absence of Congressional action.

Sale or Other Disposition of Shares

Upon the redemption or exchange of shares, a shareholder will realize a taxable gain or loss depending upon the basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands; a gain will generally be taxed as long-term capital gain if the shareholder’s holding period is more than one year. A gain from disposition of shares held not more than one year will be treated as short-term capital gain. Any loss realized on a sale or exchange will be disallowed to the extent that the shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions) within a period of 61 days, beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for federal income tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Further, any loss recognized on shares held less than six months will be disallowed to the extent of any exempt interest dividends that were received with respect to such shares.

In some cases, shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales charge in acquiring Fund shares, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares of the same or another Fund and the otherwise applicable sales charge is reduced or eliminated under a “reinvestment right” received upon the initial purchase of shares. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of shares.

Backup Withholding

The Funds generally will be required to withhold federal income tax, currently at a rate of 28% (“backup withholding”) from dividends paid, capital gain distributions and redemption proceeds to a shareholder if (1) the shareholder fails to furnish the Funds with the shareholder’s correct taxpayer identification number or social security number and to make such certifications as the Funds may require, (2) the IRS notifies the shareholder or the Funds that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the shareholder’s Federal income tax liability.

Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”), depends on whether the income from the applicable Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.

If the income from the applicable Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends will generally be subject to U.S. withholding tax at the rate of 30% (or, if applicable, a lower treaty rate) upon the gross amount of the dividend. However, subject to certain limitations and the receipt of further guidance from the U.S. Treasury, dividends paid to certain foreign shareholders may be exempt from U.S. tax through 2007 to the extent such dividends are attributable to qualified interest and/or net short-term capital gains, provided that the Funds elect to follow certain procedures. Each Fund may choose to not follow such procedures and there can be no assurance as to the amount, if any, of dividends that would not be subject to withholding. The foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the applicable Fund, capital gain dividends and amounts retained by the applicable Fund that are designated as undistributed capital gains. Note that the 15% rate of tax applicable to certain dividends (discussed above) does not apply to dividends paid to foreign shareholders.

If the income from the applicable Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the applicable Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Foreign noncorporate shareholders may be subject to backup withholding on distributions that are otherwise exempt from withholding tax (or taxable at a reduced treaty rate) unless such shareholders furnish the Funds with proper certification of their foreign status.

Foreign shareholders may also be subject to U.S. Federal estate tax on the value of their shares. Foreign shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Funds, including the applicability of foreign taxes.

Original Issue Discount

Certain debt securities acquired by a Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by a Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

Market Discount

Some debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by a Fund in each taxable year in which such Fund owns an interest in such debt security and receives a principal payment on it. In particular, a Fund will be required to allocate that principal payment first to the portion of the market discount on the debt security that has accrued but has not previously been included in income. In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

Options, Futures and Foreign Currency Forward Contracts; Straddle Rules

A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are treated as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain positions in its portfolio (that is, treat them as if they were sold), which may cause the Fund to recognize income without receiving cash to use to make distributions in amounts necessary to avoid income and excise taxes. A Fund will monitor its transactions and may make such tax elections as management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. A Fund’s status as a regulated investment company may limit its ability to engage in transactions involving foreign currency, futures, options and forward contracts.

Certain transactions undertaken by the Funds may result in “straddles” for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Funds may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Dividend Rolls

The Funds may perform “dividend rolls.” A dividend roll is an arrangement in which a Fund purchases stock in a U.S. corporation that is about to pay a dividend. The Fund then collects the dividend. If applicable requirements are met, the dividend may qualify for the corporate “dividends-received deduction.” If so, the Fund’s distributions of investment company taxable income may in turn be eligible for the corporate dividends-received deduction (pursuant to which corporate shareholders of the Fund may exclude from income up to 70% of the portion of such qualifying distributions) to the extent attributable to its dividend income from U.S. corporations (including its income from dividend roll transactions if the applicable requirements are met). The Fund then sells the stock after the dividend is paid. This usually results in a short-term capital loss. Dividend roll transactions are subject to less favorable tax treatment if the sale of the stock is prearranged or where there is otherwise no risk of loss during the holding period. Under those circumstances, the dividend would not qualify for the dividends-received deduction.

Constructive Sales

Under certain circumstances, a Fund may recognize a gain from a constructive sale of an “appreciated financial position” it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transactions that are closed before the end of the 30th day after the close of the taxable year and where the Fund holds the appreciated financial position throughout the 60-day period beginning on the date the transaction is closed, if certain other conditions are met.

Foreign Taxation

Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

Currency Fluctuation - Section 988 Gains and Losses

Gains or losses attributable to fluctuations in foreign currency exchange rates that occur between the time the Funds accrue income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Funds actually collect such receivables or pay such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of certain investments (including debt securities denominated in a foreign currency and certain futures contracts, forward contracts and options), gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or other instrument and the date of disposition also are treated as ordinary income or loss. These gains or losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income.

Passive Foreign Investment Companies

Some of the Funds may invest in the stock of foreign companies that may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute passive assets (such as stocks or securities) or if 75% or more of its gross income is passive income (such as, but not limited to, interest, dividends and gain from the sale of securities). If a Fund receives an

“excess distribution” with respect to PFIC stock, the Fund will generally be subject to tax on the distribution as if it were realized ratably over the period during which the Fund held the PFIC stock. The Fund will be subject to tax on the portion of an excess distribution that is allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if it were payable in such prior taxable years. Certain distributions from a PFIC and gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are taxable as ordinary income.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the rules relating to the taxation of excess distributions would not apply. In addition, another election would involve marking-to-market the Fund’s PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years. Note that distributions from a PFIC are not eligible for the reduced rate of tax on “qualifying dividends.”

Other Investment Companies

It is possible that by investing in other investment companies, the Funds may not be able to meet the calendar year distribution requirement and may be subject to federal income and excise tax. The diversification and distribution requirements applicable to the Funds may limit the extent to which the Funds will be able to invest in other investment companies.

Real Estate Investment Fund Investments

A Fund may invest in real estate investment trusts (“REITs”) that hold residual interests in real estate mortgage investment conduits (“REMICs”) or taxable mortgage pools (“TMPs”). Although the Investment Advisor and Money Managers do not intend to invest Fund assets in REITs that hold primarily residual interests in REMICs or TMPs, under applicable Treasury regulations and other guidance, a portion of the Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or an interest in a TMP (referred to in the Code as an “excess inclusion”) may be subject to federal income tax. Excess inclusion income of the Fund may be allocated to shareholders of the Fund in proportion to the dividends received by the shareholders, with the same tax consequences as if the shareholder directly held the REMIC residual interest or interest in the TMP. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including qualified pension plans, individual retirement accounts or other tax-exempt entities) subject to tax on unrelated business income, thereby potentially requiring such an entity to file a tax return and pay tax on such income, and (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of Fund shares, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Investment Advisor and Money Managers have not historically invested in mortgage REITs or vehicles that primarily hold residual interest in REMICS or TMPs and does not intend to do so in the future.

Short Sales

Short sales are subject to special tax rules which will impact the character of gains and losses realized and affect the timing of income recognition. Short sales entered into by the Fund increase the amount of ordinary income dividends received by shareholders and may impact the amount of qualified dividend income and income eligible for the dividends received deduction that it is able to pass through to shareholders.

Personal Holding Company

Based upon the number of shareholders of a Fund, the Fund could be considered to be a personal holding company (a “PHC”) under the Code. A company is considered a PHC if: (1) at least 60% of its income is derived from certain types of passive income (e.g., interest, dividends, rents, and royalties) and (2) at any time during the last half of the taxable year more than 50% in value of its outstanding stock is owned directly, or indirectly, by or for not more than 5 individuals. A company satisfying this test is taxed on its undistributed personal holding company income (“UPHCI”) at 15%. UPHCI is computed by making certain adjustments to taxable income, including a downward adjustment for distributions made to shareholders during the taxable year.

The tax on UPHCI is in addition to any other tax. Under the Code, a regulated investment company that is also a PHC will also be taxed on any undistributed investment company taxable income at the highest corporate rate under the Code. Each of the Funds intends to distribute sufficient taxable income to its shareholders in any applicable taxable period in which it is treated as a PHC to reduce or eliminate its UPHCI.

Other Tax Matters

Each Fund is required to recognize income currently each taxable year for federal income tax purposes under the Code’s original issue discount rules in the amount of the unpaid, accrued interest with respect to bonds structured as zero coupon or deferred interest bonds or pay-in-kind securities, even though it receives no cash interest until the security’s maturity or payment date. As discussed above, in order to qualify for treatment as a regulated investment company, each Fund must distribute substantially all of its income to shareholders. Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash or leverage itself by borrowing cash, so that it may satisfy the distribution requirement.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended December 31, 2008, the Funds elected to defer capital losses and currency losses occurring between November 1, 2008 and December 31, 2008 as follows:

Fund Name	Capital Losses	Currency Losses
	$	$
	$	$
	$	$
	$	$

Such losses will be treated as arising on the first day of the year ending December 31, 2009.

At December 31, 2008 the following Funds had available for Federal income tax purposes unused capital losses as follows:

Expiring in 2009	Expiring in 2010	Expiring in 2015

(1)	Subject to limitations under §382.

Exchange control regulations that may restrict repatriation of investment income, capital, or the proceeds of securities sales by foreign investors may limit a Fund’s ability to make sufficient distributions to satisfy the 90% and calendar year distribution requirements described above.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisors for more information.

The foregoing discussion relates solely to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law.

The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares also may be subject to state and local taxes. Shareholders should consult their own tax advisors as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, a Fund in their particular circumstances.

Liquidation of Funds

The Board of Trustees of the Trust may determine to close and liquidate a Fund at any time, which may have adverse tax consequences to shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution in cash or in-kind equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholders basis in his or her shares of the Fund.

GENERAL INFORMATION

Description of the Trust and Its Shares

The Trust consists of thirty-one portfolios described in five separate Prospectuses and in this SAI. Each share represents an equal proportionate interest in a Fund with other shares of that Fund, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared at the discretion of the Trustees. Shareholders are entitled to one vote for each share owned.

An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to elect Trustees, amend the Certificate of Trust, approve an investment advisory agreement and satisfy certain other requirements. To the extent that such a meeting is not required, the Trust may elect not to have an annual or special meeting.

The Trust will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request from shareholders holding not less than 10% of the outstanding votes of the Trust. At such a meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Accessor Aggressive Growth Allocation Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Accessor Balanced Allocation Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Accessor Growth Allocation Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Class

Accessor Growth & Income Allocation Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Income Allocation Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Income & Growth Allocation Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Frontier Markets Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Growth Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor High Yield Bond Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor International Equity Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Investment Grade Fixed-Income Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Limited Duration U.S. Government Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Mortgage Securities Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Small to Mid Cap Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Strategic Alternatives Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor Total Return Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

Accessor U.S. Government Money Fund

The following persons owned of record or beneficially, as of April [ ], 2009, 5% or greater of any class of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Class Owned	Shares Beneficially Owned	Percent of Class

The following persons owned of record or beneficially, as of April [ ], 2009, 25% or greater of the Fund’s outstanding equity securities:

Name and Address of Shareholder	Shares Beneficially Owned	Percent of Fund

*	Shares are believed to be held only as nominee.

The persons listed above as owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) such Fund. As a result, those persons would have the ability to vote a majority of the shares of the Fund on any matter requiring the approval of shareholders of such Fund.

As of December 31, 2008, the Officers and Trustees owned less than 1% of any class of any of the outstanding shares of the Funds.

Other Information

The Trust is registered with the SEC as an open-end management investment company. Such registration does not involve supervision of the management or policies of the Trust by any governmental agency. The Funds’ Prospectuses and this SAI omit certain of the information contained in the Registration Statement filed with the SEC and copies of this information may be obtained from the SEC upon payment of the prescribed fee or examined at the SEC in Washington, D.C. without charge.

Investors in the Funds will be kept informed of their investments in the Funds through annual and semi-annual reports showing portfolio composition, statistical data and any other significant data, including financial statements audited by the independent registered public accountants.

Custodian

BBH is the Trust’s custodian. Its principal business address is 40 Water Street, Boston, Massachusetts 02109. BBH is responsible for the custody of each Fund’s assets and, as foreign custody manager, will oversee the custody of any Fund assets held outside the United States. BBH takes no part in the decisions relating to the purchase or sale of the Trust’s portfolio securities.

Legal Counsel

Legal matters for the Trust are handled by Dechert LLP, 4675 MacArthur Court, Suite 1400, Newport Beach, CA 92660.

Independent Registered Public Accounting Firm

[     ], [address], serves as each Fund’s independent registered public accounting firm and in that capacity audits the Funds’ annual financial statements.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal year ended December 31, 2008 appearing in the Annual Reports to Shareholders have been audited by [     ], the Funds’ independent registered public accounting firm. Such financial statements are incorporated herein by reference to the Funds’ Annual Report as filed with the SEC on March [ ], 2009 (Accession No. [ ]).

You may obtain a Prospectus, Annual Report or Semi-Annual Report at no charge by contacting Accessor Funds, P.O. Box 1345, Denver, CO 80201, or by calling (800) 759-3504.

FORWARD FUNDS

PART C: OTHER INFORMATION

ITEM 23. EXHIBITS

(a)(1)

Amended and Restated Agreement and Declaration of Trust of Forward Funds (the “Registrant”), incorporated by reference to Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement filed with the Commission on April 30, 2007.

(a)(2)(a)

Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54 to this Registration Statement filed with the Commission on December 30, 2008.

(a)(2)(b)	Revised Schedule A to the Amended and Restated Agreement and Declaration of Trust of the Registrant, to be filed by subsequent amendment.

(b)

Amended and Restated By-Laws of the Registrant, incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 39 to this Registration Statement filed with the Commission on February 15, 2007.

(c)	Not applicable.

(d)(1)

Amended and Restated Investment Management Agreement between the Registrant and Forward Management LLC (the “Advisor” or “Forward Management”), dated as of May 1, 2005 and amended and restated as of January 8, 2008 and March 5, 2008, with respect to: (i) the Forward Growth Fund (formerly known as the Forward Emerald Growth Fund), the Forward Banking and Finance Fund (formerly known as the Forward Emerald Banking and Finance Fund), the Forward Emerging Markets Fund (formerly known as the Forward Global Emerging Markets Fund), the Forward International Equity Fund, the Forward Mini-Cap Fund (formerly known as the Forward Hoover Mini-Cap Fund), the Forward Small Cap Equity Fund (formerly known as the Forward Hoover Small Cap Equity Fund), the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund (formerly known as the Forward Progressive Real Estate Fund), the Forward Large Cap Equity Fund, the Forward Long/Short Credit Analysis Fund and the Forward International Fixed Income Fund (collectively the “Forward Series of the Registrant”); and (ii) the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Fund, the Accessor High Yield Bond Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor International Equity Fund, the Accessor Limited Duration U.S. Government Fund, the Accessor Mortgage Securities Fund, the Accessor Small to Mid Cap Fund, the Accessor Strategic Alternatives Fund, the Accessor Total Return Fund, the Accessor U.S. Government Money Fund and the Accessor Value Fund (collectively the “Accessor Series of the Registrant”), incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(2)

Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward HITR Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward Long/Short Credit Analysis Fund and the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

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(d)(2)(a)

Amended Exhibit A to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Forward Global Infrastructure Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward HITR Fund, the Forward International Equity Fund, the Forward International Real Estate Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Select Income Fund, the Forward Strategic Realty Fund, the Forward Large Cap Equity Fund, the Forward Long/Short Credit Analysis Fund and the Forward International Fixed Income Fund, to be filed by subsequent amendment.

(d)(3)

Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Frontier Markets Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Fund, the Accessor High Yield Bond Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor International Equity Fund, the Accessor Limited Duration U.S. Government Fund, the Accessor Mortgage Securities Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Small to Mid Cap Fund, the Accessor Strategic Alternatives Fund, the Accessor Total Return Fund, the Accessor U.S. Government Money Fund and the Accessor Value Fund, incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(d)(3)(a)

Amended Exhibit B to the Amended and Restated Investment Management Agreement between the Registrant and the Advisor with respect to the Accessor Aggressive Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Frontier Markets Fund, the Accessor Growth Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Fund, the Accessor High Yield Bond Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor International Equity Fund, the Accessor Limited Duration U.S. Government Fund, the Accessor Mortgage Securities Fund, the Accessor Small to Mid Cap Fund, the Accessor Strategic Alternatives Fund, the Accessor Total Return Fund, the Accessor U.S. Government Money Fund and the Accessor Value Fund, to be filed by subsequent amendment.

(d)(4)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Emerald Mutual Fund Advisers Trust (formerly known as Emerald Advisers, Inc.) (“EMFAT”) dated as of May 1, 2005 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 28 to this Registration Statement filed with the Commission on April 27, 2005.

(d)(4)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and EMFAT entered into as of January 2, 2009 with respect to the Forward Banking and Finance Fund and the Forward Growth Fund, to be filed by subsequent amendment.

(d)(5)

Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Asset Management Limited (“Pictet Ltd”), dated as of July 1, 2005 and amended and restated as of November 1, 2007 with respect to the International Small Companies Fund, incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(5)(a)

Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the International Small Companies Fund, to be filed by subsequent amendment.

(d)(6)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet International Management Limited, now known as Pictet Ltd, dated as of July 1, 2005 with respect to the Forward Emerging Markets Fund, incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 35 to this Registration Statement filed with Commission on July 5, 2006.

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(d)(6)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Ltd, entered into as of January 2, 2009 with respect to the Forward Emerging Markets Fund, to be filed by subsequent amendment.

(d)(7)

Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover Investment Management Co., LLC (“Hoover”) dated as of June 24, 2005 with respect to the Forward Small Cap Equity Fund, incorporated by reference to Exhibit (d)(7) to Post-Effective Amendment No. 33 to this Registration Statement filed with the Commission on February 9, 2006.

(d)(7)(a)

Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Small Cap Equity Fund, to be filed by subsequent amendment.

(d)(8)

Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover dated as of July 1, 2005 and amended and restated on January 3, 2006 with respect to the Forward Mini-Cap Fund, incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(d)(8)(a)

Amendment to Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Hoover entered into as of January 2, 2009 with respect to the Forward Mini-Cap Fund, to be filed by subsequent amendment.

(d)(9)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Forward Uniplan Advisors, Inc. (“Uniplan”) dated as of July 1, 2005 with respect to the Forward Real Estate Fund, incorporated by reference to Exhibit (d)(9) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(9)(a)

Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Uniplan entered into as of January 2, 2009 with respect to the Forward Real Estate Fund, to be filed by subsequent amendment.

(d)(10)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols Asset Management Inc. (“Netols”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(10)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Netols entered into as of January 2, 2009 with respect to the Forward Legato Fund, to be filed by subsequent amendment.

(d)(11)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge Partners, LLC (“Riverbridge”) dated as of July 1, 2005 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(d)(11)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Riverbridge entered into as of January 2, 2009 with respect to the Forward Legato Fund, to be filed by subsequent amendment.

(d)(12)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga Capital Advisors, LLC (“Conestoga”) dated as of January 2, 2008 with respect to the Forward Legato Fund, incorporated by reference to Exhibit (d)(11) to Post-Effective Amendment No. 46 to this Registration Statement filed with the Commission on February 13, 2008.

(d)(12)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Conestoga entered into as of January 2, 2009 with respect to the Forward Legato Fund, to be filed by subsequent amendment.

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(d)(13)

Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge Partners, LLC (“Cedar Ridge”) dated as of December 7, 2006 and amended and restated on November 14, 2007 with respect to the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

(d)(13)(a)

Amendment to the Amended and Restated Investment Sub-Advisory Agreement among the Registrant, the Advisor and Cedar Ridge entered into as of January 2, 2009 with respect to the Forward Long/Short Credit Analysis Fund, to be filed by subsequent amendment.

(d)(14)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Piedmont Investment Advisors, LLC (“Piedmont”) dated as of July 11, 2007 with respect to the Forward Large Cap Equity Fund, incorporated by reference to Exhibit (d)(16) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(d)(14)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Piedmont entered into as of January 2, 2009 with respect to the Forward Large Cap Equity Fund, to be filed by subsequent amendment.

(d)(15)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet Asset Management SA (“Pictet SA”) dated October 5, 2007 with respect to the Forward International Fixed Income Fund, incorporated by reference to Exhibit (d)(17) to Post-Effective Amendment No. 44 to this Registration Statement filed with the Commission on October 12, 2007.

(d)(15)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pictet SA entered into as of January 2, 2009 with respect to the Forward International Fixed Income Fund, to be filed by subsequent amendment.

(d)(16)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith Asset Management Group, L.P. (“Smith”) dated September 1, 2008 with respect to the Accessor Growth Fund, incorporated by reference to Exhibit (d)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(16)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Smith entered into as of November 17, 2008 with respect to the Accessor Growth Fund, to be filed by subsequent amendment.

(d)(17)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western Investment Management Inc. (“First Western”) dated September 1, 2008 with respect to the Accessor High Yield Bond Fund, incorporated by reference to Exhibit (d)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(17)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and First Western entered into as of November 17, 2008 with respect to the Accessor High Yield Bond Fund, to be filed by subsequent amendment.

(d)(18)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment Management Company LLC (“Pacific Investment”) dated September 1, 2008 with respect to the Accessor Intermediate Fixed-Income Fund, incorporated by reference to Exhibit (d)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(18)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pacific Investment entered into as of November 17, 2008 with respect to the Accessor Intermediate Fixed-Income Fund, to be filed by subsequent amendment.

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(d)(19)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant Management, Inc. (“Pennant”) dated September 1, 2008 with respect to the Accessor Limited Duration U.S. Government Fund, incorporated by reference to Exhibit (d)(22) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(19)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant entered into as of November 17, 2008 with respect to the Accessor Limited Duration U.S. Government Fund, to be filed by subsequent amendment.

(d)(20)

Form of Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock Financial Management, Inc. (“Blackrock”) dated September 1, 2008 with respect to the Accessor Mortgage Securities Fund, incorporated by reference to Exhibit (d)(23) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(20)(a)

Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Blackrock entered into as of November 17, 2008 with respect to the Accessor Mortgage Securities Fund, to be filed by subsequent amendment.

(d)(21)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital Management and Equity Research, Inc. (“Los Angeles Capital”) dated September 1, 2008 with respect to the Accessor Small To Mid Cap Fund, incorporated by reference to Exhibit (d)(25) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(21)(a)

Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Los Angeles Capital entered into as of November 17, 2008 with respect to the Accessor Small To Mid Cap Fund, to be filed by subsequent amendment.

(d)(22)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant Management, Inc. (“Pennant”) dated September 1, 2008 with respect to the Accessor Total Return Fund, incorporated by reference to Exhibit (d)(26) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(d)(22)(a)

Amendment to Investment Sub-Advisory Agreement among the Registrant, the Advisor and Pennant entered into as of November 17, 2008 with respect to the Accessor Total Return Fund, to be filed by subsequent amendment.

(d)(23)

Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian Asset Management LLC (“Acadian”) dated September 1, 2008 with respect to the Accessor Value Fund, incorporated by reference to Exhibit (d)(29) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(d)(23)(a)

Amendment to the Investment Sub-Advisory Agreement among the Registrant, the Advisor and Acadian entered into as of November 17, 2008 with respect to the Accessor Value Fund, to be filed by subsequent amendment.

(e)(1)(a)

Distribution Agreement between the Registrant and ALPS Distributors, Inc. (“ALPS Distributors”) dated as of September 30, 2005, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(e)(1)(b)

Addendum to Distribution Agreement between the Registrant and ALPS Distributors dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(e)(1)(c)

Amended Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors, dated November 7, 2008, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (e)(1)(c) to Post-Effective Amendment No. 54 to this Registration Statement filed with the Commission on December 30, 2008.

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(e)(1)(d)

Amended Schedule A to the Distribution Agreement between the Registrant and ALPS Distributors, dated [ ], 2009, with respect to the Forward Series of the Registrant, to be filed by subsequent amendment.

(e)(2)

Distribution Agreement between the Registrant and SEI Investments Distribution Co. (“SIDCO”) dated as of August 14, 2008, with respect to the Accessor Series of the Registrant, incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(e)(3)	Amendment No. 1 to Distribution Agreement between Registrant and SIDCO dated [ ], with respect to the Accessor Series of the Registrant to be filed by subsequent amendment.

(f)	None.

(g)(1)(a)

Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. (“BBH”), with respect to the Forward Series of the Registrant, dated as of June 30, 2005 with respect to the Predecessor Funds, incorporated by reference to Exhibit (g)(2)(a) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(g)(1)(b)

Amended Appendix A to the Custodian Agreement between the Registrant and BBH, with respect to the Forward Series of the Registrant and the Accessor Series of the Registrant, dated October 3, 2008, incorporated by reference to Exhibit (g)(1)(b) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(g)(1)(c)

Amended Appendix A to the Custodian Agreement between the Registrant and BBH, with respect to the Forward Series of the Registrant and the Accessor Series of the Registrant, to be filed by subsequent amendment.

(h)(1)(a)

Fund Accounting and Administration Agreement between the Registrant and ALPS Mutual Funds Services, Inc., now known as ALPS Fund Services, Inc. (“ALPS”) dated as of September 12, 2005, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(h)(1)(b)

Addendum to Fund Accounting and Administration Agreement between the Registrant and ALPS dated as of September 1, 2006, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(h)(1)(c)

Second Addendum to Fund Accounting and Administration Agreement between the Registrant and ALPS dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(c) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(h)(1)(d)

Amended Appendix A to the Fund Accounting and Administration Agreement between the Registrant and ALPS, dated November 7, 2008, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(d) to Post-Effective Amendment No. 54 to this Registration Statement filed with the Commission on December 30, 2008.

(h)(1)(e)

Amended Appendix A to the Fund Accounting and Administration Agreement between the Registrant and ALPS, dated [ ], 2009, with respect to the Forward Series of the Registrant, to be filed by subsequent amendment.

(h)(1)(f)

Amended Appendix C to the Fund Accounting and Administration Agreement between the Registrant and ALPS, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(1)(c) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

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(h)(1)(g)

Administration Agreement between Accessor Capital Management Inc. and SEI Investment Global Fund Services (“SEI”) dated as of December 31, 2006, with respect to the Accessor Series of Registrant to be filed by subsequent amendment.

(h)(1)(h)

Assignment to Administration Agreement between Accessor Capital Management Inc. and SEI Investment Global Fund Services (“SEI”) dated as of December 31, 2006, with respect to the Accessor Series of Registrant to be filed by subsequent amendment.

(h)(1)(i)

Amendment No. 1 to Administration Agreement between Accessor Capital Management Inc. and SEI Investment Global Fund Services (“SEI”) dated [     ] with respect to the Accessor Series of Registrant to be filed by subsequent amendment.

(h)(2)(a)

Amended and Restated Transfer Agency and Service Agreement between the Registrant, with respect to the Forward Series and the Accessor Frontier Markets Fund, and ALPS dated as of November 7, 2008 and effective December 8, 2008, incorporated by reference to Exhibit (h)(2)(a) to Post-Effective Amendment No. 54 to this Registration Statement filed with the Commission on December 30, 2008.

(h)(2)(b)

Amended Schedule A to the Amended and Restated Transfer Agency and Service Agreement between the Registrant with respect to the Forward Series and the Accessor Frontier Markets Fund, and ALPS dated as of [ ], 2009, to be filed by subsequent amendment.

(h)(2)(c)

Transfer Agent Services Agreement between the Advisor and ALPS Fund Services, Inc., dated November 7, 2008 and effective as of December 8, 2008, with respect to the Accessor Series of the Registrant (except the Accessor Frontier Markets Fund) incorporated by reference to Exhibit (h)(2)(b) to Post-Effective Amendment No. 54 to this Registration Statement filed with the Commission on December 30, 2008.

(h)(3)

Transfer Agency and Services Agreement between the Registrant and the Advisor dated as of September 1, 2008, with respect to the Accessor Series of the Registrant (except the Accessor Frontier Markets Fund), incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(h)(4)(a)

Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS dated as of September 12, 2005, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(3)(b) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(h)(4)(b)

Addendum to the Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS dated as of September 1, 2006, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(3)(b) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(h)(4)(c)

Second Addendum to Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS dated as of April 9, 2007, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(3)(c) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(h)(4)(d)

Amended Schedule I to the Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS, with respect to the Forward Series of the Registrant, dated November 7, 2008, incorporated by reference to Exhibit (h)(4)(d) to Post-Effective Amendment No. 54 to this Registration Statement filed with the Commission on December 30, 2008.

(h)(4)(e)

Amended Schedule I to the Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS, with respect to the Forward Series of the Registrant, dated [ ], 2009, to be filed by subsequent amendment.

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(h)(4)(f)

Revised Exhibit A-1 and Exhibit B-1 to the Transfer Agent Interactive Client Services Agreement between the Registrant and ALPS, with respect to the Forward Series of the Registrant, incorporated by reference to Exhibit (h)(3)(e) to Post-Effective Amendment No. 46 to this Registration Statement filed with the Commission on February 13, 2008.

(h)(5)(a)

Amended and Restated Shareholder Services Plan for the Class A, Class C, Investor Class, Advisor Class and Institutional Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Long/Short Credit Analysis Fund and the Forward HITR Fund, incorporated by reference to Exhibit (h)(5)(b) to Post-Effective Amendment No. 53 to this Registration Statement filed with the Commission on December 15, 2008.

(h)(5)(b)

Amended and Restated Shareholder Services Plan for the Class A, Class B, Class C, Investor Class, Advisor Class and Institutional Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, the Forward Long/Short Credit Analysis Fund, the Forward Select Income Fund, the Forward Strategic Reality Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, and the Forward HITR Fund, to be filed by subsequent amendment.

(h)(6)(a)

Administrative Services Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (h)(6)(a) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on August 25, 2008.

(h)(6)(b)

Amended Administrative Services Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, to be filed by subsequent amendment.

(h)(6)(c)

Administrative Services Plan for Advisor Class, Investor Class, A Class and C Class shares of the Accessor U.S. Government Money Fund, incorporated by reference to Exhibit (h)(6)(b) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(h)(7)(a)

Expense Limitation Agreement for the Forward International Equity Fund (Investor Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(a) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(b)

Expense Limitation Agreement for the Forward International Equity Fund (Institutional Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(b) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(c)

Expense Limitation Agreement for the Forward International Equity Fund (Class A shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(c)to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

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(h)(7)(d)

Expense Limitation Agreement for the Forward International Equity Fund (Class C shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(d) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(e)

Expense Limitation Agreement for the Forward Emerging Markets Fund (Investor Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(e) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008

(h)(7)(f)

Expense Limitation Agreement for the Forward Emerging Markets Fund (Institutional Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(f) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008

(h)(7)(g)

Expense Limitation Agreement for the Forward Emerging Markets Fund (Class A shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(g) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(h)

Expense Limitation Agreement for the Forward Emerging Markets Fund (Class C shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(h) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(i)

Expense Limitation Agreement for the Forward Legato Fund (Investor Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(i) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(j)

Expense Limitation Agreement for the Forward Legato Fund (Institutional Class shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(j) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(k)

Expense Limitation Agreement for the Forward Legato Fund (Class A shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(k) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(l)

Expense Limitation Agreement for the Forward Legato Fund (Class C shares) dated as of May 1, 2008, incorporated by reference to Exhibit (h)(5)(l) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(m)

Expense Limitation Agreement for the Forward Large Cap Equity Fund (Investor Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(m) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(n)

Expense Limitation Agreement for the Forward Large Cap Equity Fund (Institutional Class shares) May 1, 2008, incorporated by reference to Exhibit (h)(5)(n) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(o)

Expense Limitation Agreement for the Forward Large Cap Equity Fund (Class A shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(o) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(p)

Expense Limitation Agreement for the Forward Large Cap Equity Fund (Class C shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(p) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(q)

Expense Limitation Agreement for the Forward International Fixed Income Fund (Investor Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(q) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

9

(h)(7)(r)

Expense Limitation Agreement for the Forward International Fixed Income Fund (Institutional Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(r) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(s)

Expense Limitation Agreement for the Forward International Fixed Income Fund (Class A shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(s) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(t)

Expense Limitation Agreement for the Forward International Fixed Income Fund (Class C shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(t) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(cc)

Expense Limitation Agreement for the Forward Mini-Cap Fund (Investor Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(cc)to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(dd)

Expense Limitation Agreement for the Forward Mini-Cap Fund (Institutional Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(dd) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(ee)

Expense Limitation Agreement for the Forward Mini-Cap Fund (Class A shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(ee) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(ff)

Expense Limitation Agreement for the Forward Mini-Cap Fund (Class C shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(ff) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(gg)

Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Investor Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(gg) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(hh)

Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Institutional Class shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(hh) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(ii)

Expense Limitation Agreement for the Forward Long/Short Credit Analysis Fund (Class C shares) dated May 1, 2008, incorporated by reference to Exhibit (h)(5)(jj) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(h)(7)(jj)	Expense Limitation Agreement for the Forward Growth Fund (Investor Class shares) dated January 1, 2009, to be filed by subsequent amendment.

(h)(7(kk)	Expense Limitation Agreement for the Forward Growth Fund (Institutional Class shares) dated January 1, 2009, to be filed by subsequent amendment.

(h)(7)(ll)	Expense Limitation Agreement for the Forward Growth Fund (Class A shares) dated January 1, 2009, to be filed by subsequent amendment.

(h)(7)(mm)	Expense Limitation Agreement for the Forward Growth Fund (Class C shares) dated January 1, 2009, to be filed by subsequent amendment.

(h)(7)(nn)	Expense Limitation Agreement for the Forward Real Estate Fund (Class A shares), to be filed by subsequent amendment.

(h)(7)(oo)	Expense Limitation Agreement for the Forward Real Estate Fund (Class B shares), to be filed by subsequent amendment.

10

(h)(7)(pp)	Expense Limitation Agreement for the Forward Real Estate Fund (Class C shares), to be filed by subsequent amendment.

(h)(7)(qq)	Expense Limitation Agreement for the Forward Real Estate Fund (Investor Class shares), to be filed by subsequent amendment.

(h)(7)(rr)	Expense Limitation Agreement for the Forward Real Estate Fund (Institutional Class shares), to be filed by subsequent amendment.

(h)(7)(ss)	Expense Limitation Agreement for the Forward Select Income Fund (Class A shares), to be filed by subsequent amendment.

(h)(7)(tt)	Expense Limitation Agreement for the Forward Select Income Fund (Class B shares), to be filed by subsequent amendment.

(h)(7)(uu)	Expense Limitation Agreement for the Forward Select Income Fund (Class C shares), to be filed by subsequent amendment.

(h)(7)(vv)	Expense Limitation Agreement for the Forward Select Income Fund (Advisor Class shares), to be filed by subsequent amendment.

(h)(7)(ww)	Expense Limitation Agreement for the Forward Select Income Fund (Investor Class shares), to be filed by subsequent amendment.

(h)(7)(xx)	Expense Limitation Agreement for the Forward Select Income Fund (Institutional Class shares), to be filed by subsequent amendment.

(h)(7)(yy)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Class A shares), to be filed by subsequent amendment.

(h)(7)(zz)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Class B shares), to be filed by subsequent amendment.

(h)(7)(aaa)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Class C shares), to be filed by subsequent amendment.

(h)(7)(bbb)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Advisor Class shares), to be filed by subsequent amendment.

(h)(7)(ccc)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Investor Class shares), to be filed by subsequent amendment.

(h)(7)(ddd)	Expense Limitation Agreement for the Forward Strategic Realty Fund (Institutional Class shares), to be filed by subsequent amendment.

(h)(7)(eee)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Class A shares), to be filed by subsequent amendment.

(h)(7)(fff)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Class B shares), to be filed by subsequent amendment.

(h)(7)(ggg)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Class C shares), to be filed by subsequent amendment.

(h)(7)(hhh)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Advisor Class shares), to be filed by subsequent amendment.

11

(h)(7)(iii)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Investor Class shares), to be filed by subsequent amendment.

(h)(7)(jjj)	Expense Limitation Agreement for the Forward Global Infrastructure Fund (Institutional Class shares), to be filed by subsequent amendment.

(h)(7)(kkk)	Expense Limitation Agreement for the Forward Real Estate International Fund (Class A shares), to be filed by subsequent amendment.

(h)(7)(lll)	Expense Limitation Agreement for the Forward Real Estate International Fund (Class B shares), to be filed by subsequent amendment.

(h)(7)(mmm)	Expense Limitation Agreement for the Forward Real Estate International Fund (Class C shares), to be filed by subsequent amendment.

(h)(7)(nnn)	Expense Limitation Agreement for the Forward Real Estate International Fund (Advisor Class shares), to be filed by subsequent amendment.

(h)(7)(ooo)	Expense Limitation Agreement for the Forward Real Estate International Fund (Investor Class shares), to be filed by subsequent amendment.

(h)(7)(ppp)	Expense Limitation Agreement for the Forward Real Estate International Fund (Institutional Class shares), to be filed by subsequent amendment.

(h)(7)(qqq)

Expense Limitation Agreement for Accessor Frontier Markets Fund, Accessor Growth Fund, Accessor High Yield Bond Fund, Accessor International Equity Fund, Accessor Investment Grade Fixed-Incomd Fund, Accessor Mortgage Securities Fund, Accessor Small to Mid Cap Fund, Accessor Strategic Alternatives Fund, Accessor U.S. Government Money Fund and Accessor Value Fund to be filed by subsequent amendment.

(h)(7)(rrr)

Expense Limitation Agreement for Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, Accessor Aggressive Growth Allocation Fund to be filed by subsequent amendment.

(h)(8)

Compliance Support Services Agreement between the Registrant and the Advisor dated as of September 1, 2008, incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(i)	Legal Opinion of Dechert LLP as to legality of securities being registered, to be filed by subsequent amendment.

(j)	Not Applicable.

(k)	Not Applicable.

(l)

Subscription Agreement between The HomeState Group and Forward Funds (formerly known as Emerald Mutual Funds), incorporated by reference to Exhibit (l)(3) to Post-Effective Amendment No. 26 to this Registration Statement filed with the Commission on February 28, 2005.

(m)(1)

Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund - Class A Shares, incorporated by reference to Exhibit (m)(1) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(m)(1)(a)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Growth Fund – Class A Shares, to be filed by subsequent amendment.

12

(m)(2)

Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund - Class A shares, incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 32 to this Registration Statement filed with the Commission on October 27, 2005.

(m)(2)(a)	Amended and Restated Distribution Services Agreement (Rule 12b-1 Plan) for Forward Banking and Finance Fund – Class A Shares, to be filed by subsequent amendment.

(m)(3)(a)

Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of Forward Emerging Markets Fund, the Forward International Equity Fund, Forward Mini-Cap Fund, the Forward Small Cap Equity Fund the Forward International Small Companies Fund and the Forward Real Estate Fund incorporated by reference to Exhibit (m)(5) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(m)(3)(b)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, and the Forward HITR Fund, incorporated by reference to Exhibit (m)(3)(b) to Post-Effective Amendment No. 54 to this Registration Statement filed with the Commission on December 30, 2008.

(m)(3)(c)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Investor Class shares of each of the Accessor Frontier Markets Fund, the Accessor Strategic Alternatives Fund, the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund, the Forward International Fixed Income Fund, and the Forward HITR Fund, to be provided by subsequent amendment.

(m)(4)(a)

Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Forward Small Cap Equity Fund, the Forward International Small Companies Fund and the Forward Legato Fund, incorporated by reference to Exhibit (m)(6) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(m)(4)(b)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Accessor Frontier Markets Fund, Forward Emerging Markets Fund, the Forward Mini-Cap Fund, Forward International Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward Real Estate Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Large Cap Equity Fund and the Forward International Fixed Income Fund and the Forward HITR Fund, incorporated by reference to Exhibit (m)(4)(b) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(m)(4)(c)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class A shares of each of the Accessor Frontier Markets Fund, Forward Emerging Markets Fund, the Forward Mini-Cap Fund, Forward International Equity Fund, the Forward Long/Short Credit Analysis Fund, the Forward Real Estate Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Legato Fund, the Forward Large Cap Equity Fund and the Forward International Fixed Income Fund and the Forward HITR Fund, to be provided by subsequent amendment.

(m)(5)(a)

Distribution Plan pursuant to Rule 12b-1 for the Class C shares of the Forward Long/Short Credit Analysis Fund, incorporated by reference to Exhibit (m)(8) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

13

(m)(5)(b)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund and the Forward International Fixed Income Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(m)(5)(c)

Amended Appendix A to the Distribution Plan pursuant to Rule 12b-1 for the Class C shares of each of the Forward Growth Fund, the Forward Banking and Finance Fund, the Forward Legato Fund, the Forward Long/Short Credit Analysis Fund, the Forward Emerging Markets Fund, the Forward International Equity Fund, the Forward Mini-Cap Fund, the Forward Small Cap Equity Fund, the Forward International Small Companies Fund, the Forward Real Estate Fund, the Forward Large Cap Equity Fund and the Forward International Fixed Income Fund, to be provided by subsequent amendment.

(m)(6)(a)

Distribution and Service Plan for A Class and C Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(a) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(m)(6)(b)

Amended Distribution and Service Plan for A Class and C Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, to be filed by subsequent amendment.

(m)(6)(c)

Distribution and Service Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Short-Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, incorporated by reference to Exhibit (m)(7)(b) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(m)(6)(d)

Amended Distribution and Service Plan for Investor Class shares of each of the Accessor Growth Fund, the Accessor Value Fund, the Accessor Small To Mid Cap Fund, the Accessor International Equity Fund, the Accessor Intermediate Fixed-Income Fund, the Accessor Mortgage Securities Fund, the Accessor High Yield Bond Fund, the Accessor U.S. Government Money Fund, the Accessor Income Allocation Fund, the Accessor Income & Growth Allocation Fund, the Accessor Balanced Allocation Fund, the Accessor Growth & Income Allocation Fund, the Accessor Growth Allocation Fund and the Accessor Aggressive Growth Allocation Fund, to be filed by subsequent amendment.

(m)(7)

Distribution and Service Plan for B Class shares of each of the Forward Select Income Fund, the Forward Global Infrastructure Fund, the Forward International Real Estate Fund, and the Forward Real Estate Fund to be filed by subsequent amendment.

(n)	Multiple Class Plan pursuant to Rule 18f-3, incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 56 to this Registration Statement filed with the Commission on February 13, 2009.

14

(o)	Not applicable.

(p)(1)	Registrant’s Code of Ethics, incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(2)	Code of Ethics of the Advisor, incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 47 to this Registration Statement filed with the Commission on April 29, 2008.

(p)(3)

Code of Ethics of Pictet Ltd. and Pictet Asset Management SA, incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 50 to this Registration Statement filed with the Commission on October 17, 2008.

(p)(4)	Amended Code of Ethics of Hoover, incorporated by reference to Exhibit (p)(4) to Post-Effective Amendment No. 48 to this Registration Statement filed with the Commission on June 11, 2008.

(p)(5)	Code of Ethics of Uniplan, incorporated by reference to Exhibit (p)(6) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(6)	Code of Ethics of Conestoga incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 30 to this Registration Statement filed with the Commission on June 29, 2005.

(p)(7)	Amended Code of Ethics of Netols, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(p)(8)	Code of Ethics of Riverbridge, incorporated by reference to Exhibit (p)(8) to Post-Effective Amendment No. 48 to this Registration Statement filed with the Commission on June 11, 2008.

(p)(9)	Amended Code of Ethics of EMFAT, incorporated by reference to Exhibit (p)(9) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(10)	Code of Ethics of ALPS Distributors, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 34 to this Registration Statement filed with the Commission on May 1, 2006.

(p)(11)	Code of Ethics of Cedar Ridge, incorporated by reference to Exhibit (p)(12) to Post-Effective Amendment No. 38 to this Registration Statement filed with the Commission on December 27, 2006.

(p)(12)	Code of Ethics of Piedmont, incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 41 to this Registration Statement filed with the Commission on July 16, 2007.

(p)(13)	Code of Ethics of Smith Asset, incorporated by reference to Exhibit (p)(13) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(14)

Code of Ethics of First Western Investment Management Inc., incorporated by reference to Exhibit (p)(14) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(15)

Code of Ethics of Pacific Investment Management Company LLC, incorporated by reference to Exhibit (p)(15) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(16)	Code of Ethics of Pennant Management, Inc., incorporated by reference to Exhibit (p)(16) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(17)

Code of Ethics of Blackrock Financial Management, Inc., incorporated by reference to Exhibit (p)(17) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(18)

Code of Ethics of Los Angeles Capital Management and Equity Research, Inc., incorporated by reference to Exhibit (p)(18) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(19)

Code of Ethics of Acadian Asset Management LLC, incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(p)(20)

Code of Ethics of SEI Investments Distribution Co., incorporated by reference to Exhibit (p)(20) to Post-Effective Amendment No. 49 to this Registration Statement filed with the Commission on August 25, 2008.

(q)	Powers of Attorney, incorporated by reference to Exhibit (j) to Post-Effective Amendment No. 45 to this Registration Statement filed with the Commission on December 26, 2007.

15

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUNDS.

Registrant is controlled by its Board of Trustees. Certain of Registrant’s trustees serve on the board of directors/trustees of certain other registered investment companies. (See “Management of the Funds – Trustees” in Part B hereof.)

ITEM 25. INDEMNIFICATION

The Registrant’s Amended and Restated Declaration of Trust (“Declaration of Trust”), attached as Exhibit (a) to Post-Effective Amendment No. 40 to this Registration Statement, and Amended and Restated By-Laws, attached as Exhibit (b) to Post-Effective Amendment No. 39 to this Registration Statement, provide among other things, that current and former trustees and officers who were or are a party, or are threatened to be made a party, to any proceeding or claim by reason of the fact that such person is or was a Trustee or officer of the Registrant, shall be indemnified against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that such person acted in good faith and reasonably believed: (a) that his conduct was in the Registrant’s best interests and (b) in the case of a criminal proceeding, that he had no reasonable cause to believe his conduct was unlawful; provided that, the trustees and officers of the Registrant shall not be entitled to indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office, or in respect of any claim or proceeding as to which such person shall have been adjudicated by a court or other competent body to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person’s official capacity.

The Distribution Agreement between the Registrant and ALPS Distributors, with respect to the Forward Series of the Registrant, filed as Exhibit (e) to Post-Effective Amendment No. 32 to this Registration Statement, provides for indemnification of ALPS Distributors, its officers and directors and any person who controls ALPS Distributors.

The Distribution Agreement between the Registrant and SEI, with respect to the Accessor Series of the Registrant, limits the liability of the Registrant to liabilities arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus(es), statement(s) of additional information, shareholder reports or other information filed or made public by the Fund (as amended from time to time) included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act or any statute or the common law and by reason of its willful misfeasance, bad faith or negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreement.

The Registrant has in effect a directors’ and officers’ liability policy covering specific types of errors and omissions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to such provisions of the Declaration of Trust, Underwriting Agreement, or statutes or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”), such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares of the Registrant, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

16

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISORS

Forward Management performs investment advisory services for Registrant. The directors and officers of Forward Management and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
J. Alan Reid, Jr., President	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	President and Director, investment services company

	ReFlow Fund 433 California Street Suite 1100 San Francisco, CA 94104	2001 to present	President and Director, investment services company

	FOLIOfn, Inc. 8000 Towers Crescent Drive Suite 1500 Vienna, VA 22182	2002 to present	Director, financial services company

Mary Curran, General Counsel and Secretary	Forward Funds 433 California Street Suite 1100 San Francisco, CA 94104	2004 to June 2006	Chief Compliance Officer, registered investment company

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	June 2004 to present	Secretary, investment services company

Judith M. Rosenberg, Chief Compliance Officer	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	July 2005 – August 2007	Chief Compliance Officer, investment services company

Gordon P. Getty, Chairman of the Board	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Chairman of the Board, investment services company

Jeffrey P. Cusack, Director	Rex 101 California Street, Suite 1950 San Francisco, CA 94111	October 2005 to present	Managing Director, real estate finance company

James J. Halligan, Director	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

William A. Prezant, Director	Prezant & Mollath Attorneys at Law 6560 SW McCarran Blvd. Reno, NV 89509	1988 to present	Self-employed, law practice

17

	Torrey International Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	November 2002 to present	Manager (Director), registered investment company

	Torrey US Strategy Partners 505 Park Avenue 5th Fl. New York, NY 10022	September 2002 to present	Manager (Director), registered investment company

	Strategic Hotels & Resorts 777 West Wacker, Suite 4600 Chicago, IL 60601	March 2006 to present	Director, Real Estate Investment Fund

	MacGregor Golf Company 1000 Pecan Grove Drive Albany, GA 31701	December 2006 – present	Director, golf equipment and apparel company

Toby Rosenblatt, Director	Founders Investments Ltd. 3409 Pacific Avenue San Francisco, CA 94118	1999 to present	President, private investment company

	BlackRock Equity Liquidity Funds 40 E. 52nd Street New York, NY 10022	March 2005 to present	Director (independent), mutual funds

	A.P. Pharma 123 Saginaw Drive Redwood City, CA 94063	1983 to present	Director, specialty pharmaceuticals company

	Pharin Pharmaceuticals 123 Saginaw Drive Redwood City, CA 94063	1993 to present	Director, specialty pharmaceuticals company

Thomas E. Woodhouse, Director	Minerva Office Management, Inc. 1325 Airmotive Way Suite 340 Reno, Nevada 89502	January 2002 to present	Trust Administrator, President; trust administration company

	Vallejo Investments, Inc. One Embarcadero Center Suite 1050 San Francisco, CA 94111	January 2002 to present	CEO, family office

	ReFlow Management Co., LLC 433 California Street Suite 1100 San Francisco, CA 94104	August 2001 to present	Director, investment services company

David H. Chow, Director	Torch Hill Investment Partners LLC 655 15th St. NW, Ste. 810 Washington, DC 20005	July 2007 to present	Vice-Chairman and Chief Investment Officer, private equity investment firm

	DanCourt Management LLC 1771 Post Road East, Suite 178 Westport, CT 06880	April 1999 to present	Chairman and Chief Executive Officer, strategy/management consulting firm

	Van Eck Market Vectors ETF Trust 99 Park Avenue New York, NY 10016	May 2006 to present	Chairman of the Board of Trustees, exchange-traded fund complex

	PCX Holdings, Inc. 115 Sansome Street San Francisco, CA 94104	August 2002 to March 2006	Chief Strategist/Lead Strategy Consultant, United States regional securities exchange

18

EMFAT performs investment advisory services for Registrant. The trustees and officers of EMFAT and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Kenneth Mertz President, CIO Portfolio Manager	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since January 1, 1992	President, Portfolio Manager, Investment Adviser

Edward Pohl, CFO Treasurer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since June 1, 2001	Chief Financial Officer, Chief Operating Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Managing Director, Investment Adviser

Daniel Moyer Executive Vice President	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Executive Vice President, Managing Director, Investment Adviser

James Meehan Chief Compliance Officer	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since May 1, 1999	Chief Compliance Officer, Investment Adviser

	Emerald Fixed Income Advisers 1703 Oregon Pike Lancaster, PA 17601	Since February 1, 2006	Chief Compliance Officer, Investment Adviser

Stacy Sears	Emerald Advisers 1703 Oregon Pike Lancaster, PA 17601	Since October 1, 1992	Senior Vice President, Portfolio Manager, Investment Adviser

19

Pictet Asset Management Limited performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management Limited and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rod Hearn	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management Ltd Worldwide SICAV 1, Boulevard Royal L-2449 LUXEMBOURG Al Dar Islamic Fund, SICAV 1, Boulevard Royal L-2449 LUXEMBOURG	ongoing	Director

Nicholas Johnson	Pictet Asset Management Ltd	ongoing	Director

	NPJ Asset Management LLP 11-12 Tokenhouse Yard London, EC2R 7AS Global Opportunities Fund Global Opportunities Master Fund Management Cayman Ltd	Since May 8, 2007	Director

Rolf Banz	Pictet Asset Management SA	ongoing	Director

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Chief Financial Officer and Director

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Chief Executive Officer, Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Christoph Lanter	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Head of Business Development and Client Relations. Director

Richard Heelis	Pictet Asset Management Ltd	ongoing	Head of Equities, Director

Sebastien Eisinger	Pictet Asset Management SA Pictet Asset Management Ltd	Since September 1, 2007	Head of Fixed Income Director

Olivier Ginguene	Pictet Asset Management SA Pictet Asset Management Ltd	Since August 2005	Head of Quantitative Investment Director

20

Pictet Asset Management SA performs investment advisory services for Registrant. The directors and officers of Pictet Asset Management SA and their other business affiliations for the past two fiscal year are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Rolf Banz	Pictet Asset Management SA Pictet Asset Management Ltd	ongoing	Director Chief Investment Architect and Product Manager

Gavin Sharpe	Pictet (London) Ltd Pictet Administration Services Ltd Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	ongoing	Director and Chief Financial Officer

Renaud De Planta	Pictet & Cie Pictet Asset Management SA Pictet Asset Management Ltd Pictet Canada L.P. Pictet Holding LLP	ongoing	Partner, Chief Executive Officer and Director

David Cawthrow	Pictet Asset Management SA Pictet Asset Management Ltd Pictet Investment Company Limited	Since June 27, 2005	Chief Compliance Officer

Marc Tonnerre	Pictet Asset Management SA	ongoing	Head of Compliance (Geneva)

Hoover performs investment advisory services for Registrant. The directors and officers of Hoover and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Irene G. Hoover, CFA; Managing Member and Chief Investment Officer	None

Beverly Hoffmann, CFO and CCO	None

Stephen J. Cullen, Director of Market Analysis and Equity Trading	None

Nancy R. Rimington, Director of Client Service and Marketing	None

David Schneider, Associate Portfolio Manager and Senior Analyst	None

Jane M. Hecht, Director of Operations	None

Forward Uniplan Advisors, Inc. performs investment advisory services for Registrant. The directors and officers of Forward Uniplan Advisors, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Richard Imperiale President	Uniplan Consulting, LLC	1998 to present	Managing Director, real estate investment consulting company

	Inland Retail Real Estate Investment Trust	January 2002 to February 2007	Chairman of the Board, Real Estate Investment Trust

Netols Asset Management, Inc. performs investment advisory services for Registrant. The directors and officers of Netols Asset Management, Inc. and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Jeffrey W. Netols President and Portfolio Management	None

21

Riverbridge Partners, LLC performs investment advisory services for Registrant. The partners of Riverbridge Partners, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Mark Thompson Principal	None

Rick Moulton Principal	None

John Peyton Principal	None

Robert Hensel Principal	None

Philip Dobrzynski Principal	None

Andrew Turner Principal	None

Dana Feick Principal	None

Conestoga Capital Advisors, LLC performs investment advisory services for Registrant. The directors and officers of Conestoga Capital Advisors, LLC and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
William C. Martindale, Jr. Managing Partner	None

W. Christopher Maxwell Managing Partner	Maxwell Associates 20561 Rock Hall Avenue, Suite 6 Rock Hall, MD 21661	Since January 1, 1997	Principal, Consulting Services, Consulting to Investment Management Firms

Robert M. Mitchell Managing Partner	None

Duane R. D’Orazio Managing Partner	None

Mark S. Clewett Director - Institutional Sales and Client Service	Delaware Investments 1 Commerce Square Philadelphia, PA 19103	January 1, 1997 – December 31, 2005	Senior Vice President, Institutional Sales, Investment Management

22

Piedmont Investment Advisors, LLC performs investment advisory services for Registrant. The directors and officers of Piedmont and their business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Isaac H. Green, President	None

Bert Collins	North Carolina Mutual Life Insurance Company 411 West Chapel Hill Street Durham, NC 27701	12/31/04 – present	Chairman, Board Member, Insurance Business

Dawn Alston Paige, Sr. V.P. Piedmont	None

Andrew Silton	AMS Financial Consulting Services, LLC 301 Highgrove Drive Chapel Hill, NC 27516	02/05 – present	President, Board Member, Consulting Services

Victor Hymes	Legato Capital Management, LLC 433 California Street, 11th Floor San Francisco, CA 94104	02/28/07 – present	President, Board Member, Strategic Advisory Services

Charles L. Curry, Sr. V.P. Piedmont	None

Sumali Sanyal, Sr. V.P. Piedmont	None

Zaid Abdul-Aleem, V.P. Piedmont	None

Clarissa Parker, V.P. Piedmont	None

Della-Hood Laster, V. P. Piedmont	None

Dina Falzon, V.P. Piedmont	None

Marion P. White, V.P. Piedmont	None

Tonita F. Lipscomb, S.V.P. Piedmont	None

23

Cedar Ridge Partners, LLC performs investment advisory services for Registrant. The partners of Cedar Ridge and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Alan E. Hart, Managing Partner	None

Guy J. Benstead, Partner	None

Jeffery M. Hudson, Partner	None

Smith Asset Management, L.P. performs investment advisory services for Registrant. The directors,officers or partners of Smith and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Stephen S. Smith, Founder & Chief Executive Officer	None

John D. Brim, Portfolio Manager	None

Blake H. Estess, Managing Director	None

First Western Investment Management Inc. performs investment advisory services for Registrant. The directors and officers of First Western and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Scott Wylie, Chief Executive Officer, President & Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chairman & Chief Executive Officer

Warren Olsen, Chairman & Chief Investment Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Chief Investment Officer

Hudson Mead, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Senior Trust Officer

Karen Post, Managing Director	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Vice President

Julie Courkamp, Treasurer & Controller	None

Ryan Trigg, Corporate Secretary	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Finance & Corporate Secretary

Karen Garcia, Chief Compliance Officer	First Western Financial, Inc. 1200 Seventeenth Street, Suite 2650 Denver, CO 80202	ongoing	Director of Trust Operations and Technology

24

Pacific Investment Management Company LLC performs investment advisory services for Registrant. The directors, officers and partners of PIMCO and their other business affiliations for the past two fiscal years are:

Name and Title*	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Brent Harris, Managing Director	Harris Holdings 3077 NW St. Helens Road Portland, OR 97201	1981-present	Director (strategic consulting oil operating company)

	Jacobs Farms LLC 119 N. Main St. Fayette, MO 65248	1992-present	Partner (agricultural company – owns land and rents to farmers)

Jay Jacobs, Managing Director	Commerical Trust Co. Harris Taubman Financial Corporation 119 N. Main St. Fayette, MO 65248	ongoing	President & Director (commercial bank/holding company)

James Muzzy, Managing Director	Orange County Museum of Art 8540 San Clemente Dr. Newport Beach, CA 92660	1998-present	Volunteer Trustee (art museum/charitable organization)

* The above list is not comprehensive. The list contains only directors for the firm who are representatives of Allianz Global Investor’s Distributors, LLC.

Pennant Management, Inc. performs investment advisory services for Registrant. The directors and officers of Pennant and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Chairman

Roger Weston, Vice Chairman	Blackwell Partners LLC	ongoing	Manager

	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Vice Chairman

	ALJ Family Limited Partnership	ongoing	Manager

Todd Johnson, Chairman	PB Properties LLC	ongoing	Manager

	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Chief Executive Officer, President & Director

	GreatBanc Trust Co., Lisle, IL	ongoing	Chief Executive Officer, President & Chairman

Michael Welgat, Executive Vice President & Director	Salem Trust Co.,	ongoing	Excutive Vice President &

25

	Deerfield Beach, FL		Chairman

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Chairman

	Waretech, Inc., Chesterton, IN	ongoing	Chairman

	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Executive Vice President, Chief Investment Officer, Chief Operating Officer & Director

	GreatBanc Trust Co., Lisle, IL	ongoing	Executive Vice President, Chief Investment Officer, Chief Operating Officer & Vice Chairman

	Salem Trust Co., Deerfield Beach, FL	ongoing	Executive Vice President, Chief Investment Officer & Vice Chairman

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Chief Executive Officer & Vice Chairman

Mark Elste, President, Chief Executive Officer, Chief Investment Officer & Director	Waretech, Inc., Chesterton, IN	ongoing	Vice Chairman

	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Risk Management Officer & Secretary

	GreatBanc Trust Co., Lisle, IL	ongoing	Risk Management Officer & Secretary

	Salem Trust Co., Deerfield Beach, FL	ongoing	Chief Executive Officer, President, Chief Operating Officer, Risk Management Officer & Secretary

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	President, Chief Operating Officer, Risk Management Officer & Secretary

Brad Rinsem, Risk Management Officer & Secretary	Waretech, Inc., Chesterton, IN	ongoing	Risk Management Officer & Secretary

	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

Gregory Beard, Senior Vice President	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President

	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

John Culhane, Senior Vice President	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President

	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

Pam Dix, Senior Vice President	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President

26

	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

James Habanek, Senior Vice President	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President

	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer

	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer

	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer

Linda Jelinek, Senior Vice President, Director of Human Resources & Assistant Treasurer	Waretech, Inc., Chesterton, IN	ongoing	Senior Vice President, Director of Human Resources & Assistant Treasurer

	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Treasurer

	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President & Treasurer

	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President & Treasurer

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Treasurer

Jay Kaun, Executive Vice President, Chief Operating Officer & Treasurer	Waretech, Inc., Chesterton, IN	ongoing	Treasurer

	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Director of Internal Audit

	GreatBanc Trust Co., Lisle, IL	ongoing	Director of Internal Audit

	Salem Trust Co., Deerfield Beach, FL	ongoing	Director of Internal Audit

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Director of Internal Audit

Mary Krause, Director of Internal Audit	Waretech, Inc., Chesterton, IN	ongoing	Director of Internal Audit

Lauren McAfee, Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary

Administrator & Assistant	GreatBanc Trust Co.,	ongoing	Complaince Officer, Internal

27

Secretary	Lisle, IL		Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary

	Salem Trust Co., Deerfield Beach, FL	ongoing	Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary

	Waretech, Inc., Chesterton, IN	ongoing	Complaince Officer, Internal Anti-Money Laundering Program Coordinator, Information Security Program Administrator & Assistant Secretary

	McAfee Investments LLC	ongoing	Manager

	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Vice President & Controller

	GreatBanc Trust Co., Lisle, IL	ongoing	Vice President & Controller

	Salem Trust Co., Deerfield Beach, FL	ongoing	Vice President & Controller

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Vice President & Controller

Janet McLaughlin, Vice President & Controller	Waretech, Inc., Chesterton, IN	ongoing	Vice President & Controller

	U.S. Fiduciary Services, Inc., Lisle, IL	ongoing	Technology Security Officer

	GreatBanc Trust Co., Lisle, IL	ongoing	Technology Security Officer

	Salem Trust Co., Deerfield Beach, FL	ongoing	Technology Security Officer

	U.S. Affiliate Services, Inc., Lisle, IL	ongoing	Technology Security Officer

Jason Mikolanis, Technology Security Officer	Waretech, Inc., Chesterton, IN	ongoing	Technology Security Officer

	GreatBanc Trust Co., Lisle, IL	ongoing	Senior Vice President

Jana Owen, Senior Vice President	Salem Trust Co., Deerfield Beach, FL	ongoing	Senior Vice President
	GreatBanc Trust Co., Lisle, IL	ongoing	Investment Officer

David Trotter, Investment Officer	Salem Trust Co., Deerfield Beach, FL	ongoing	Investment Officer

	GreatBanc Trust Co., Lisle, IL	ongoing	Vice President

Chris Weber, Vice President	Salem Trust Co., Deerfield Beach, FL	ongoing	Vice President

28

Blackrock Financial Management, Inc. performs investment advisory services for Registrant. The directors and officers of Blackrock and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Ann Marie Petach, Chief Financial Officer and Managing Director	BAA Holdings, LLC, Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock, Inc., New York, NY	ongoing	Chief Financial Officer and Managing Director

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Chief Financial Officer and Managing Director

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock International Holdings, Inc., New York, NY	ongoing	Chief Financial Officer and Managing Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Chief Financial Officer and Managing Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	ongoing	Chief Financial Officer and Managing Director

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	ongoing	Chief Financial Officer and Managing Director

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

29

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	BlackRock UK 1 LP, London, England	ongoing	Chief Financial Officer and Managing Director

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Chief Financial Officer and Managing Director

	State Street Research & Management Company, Boston, MA	ongoing	Chief Financial Officer and Managing Director

	SSRM Holdings, Inc., Boston, MA	ongoing	Chief Financial Officer and Managing Director

Robert P. Connolly, General Counsel, Managing Director and Secretary	BAA Holdings, LLC, Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock, Inc., New York, NY	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Funding, Inc., Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock International Holdings, Inc., New York, NY	ongoing	General Counsel, Managing Director and Secretary

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investments, Inc., New York, NY	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	ongoing	General Counsel, Managing Director and Secretary

30

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	BlackRock UK 1 LP, London, England	ongoing	General Counsel, Managing Director and Secretary

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	General Counsel, Managing Director and Secretary

	State Street Research & Management Company, Boston, MA	ongoing	General Counsel, Managing Director and Secretary

	SSRM Holdings, Inc., Boston, MA	ongoing	General Counsel, Managing Director and Secretary

Laurence D. Fink, Chief Executive Officer and Director	BAA Holdings, LLC, Wilmington, DE	ongoing	Chief Executive Officer and Director

	BlackRock, Inc., New York, NY	ongoing	Chairman, Chief Executive Officer and Director

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Chief Executive Officer and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	ongoing	Chairman and Chief Executive Officer

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock Funding International, Ltd., New York, NY	ongoing	Director

	BlackRock Equity-Bond Funds, Wilmington, DE	ongoing	Director/Trustee

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Chief Exeutive Officer and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Chief Executive Officer

31

	BlackRock International Holdings, Inc., New York, NY	ongoing	Chief Executive Officer and Director

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investments, Inc., New York, NY	ongoing	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Chief Executive Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Chief Executive Officer

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Chairman and Chief Executive Officer

	State Street Research & Management Company, Boston, MA	ongoing	Chairman, Chief Executive Officer and Director

	State Street Research Investment Services, Inc., Boston, MA	ongoing	Director

	SSRM Holdings, Inc., Boston, MA	ongoing	Chairman, Chief Executive Officer and Director

Robert S. Kapito, President and Director	BAA Holdings, LLC, Wilmington, DE	ongoing	President and Director

	BlackRock, Inc., New York, NY	ongoing	President and Director

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	President and Director

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	President and Director

	BlackRock Advisors Singapore Pte. Ltd., Singapore	ongoing	President

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	President and Director

	BlackRock Closed-End Funds, Wilmington, DE	ongoing	President and Trustee

	BlackRock Funding, Inc., Wilmington, DE	ongoing	President and Director

	BlackRock Funding International, Ltd., New York, NY	ongoing	Director

32

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	President and Director

	BlackRock (Institutional) Canada Ltd., Toronto, Ontario	ongoing	President and Director

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	President and Director

	BlackRock International Holdings, Inc., New York, NY	ongoing	President and Director

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investments, Inc., New York, NY	ongoing	Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	President

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	President and Director

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	President and Director

	BlackRock Realty Advisors, Inc. Florham Park, NJ	ongoing	Director

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	President and Director

	Carbon Capital III, Inc. New York, NY	ongoing	Director

	State Street Research & Management Company, Boston, MA	ongoing	President and Director

	State Street Research Investment Services, Inc., Boston, MA	ongoing	Director

	SSRM Holdings, Inc., Boston, MA	ongoing	President and Director

Paul Audet, Vice Chairman	BAA Holdings, LLC, Wilmington, DE	ongoing	Vice Chairman and Director

	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman and Director

	BlackRock Advisors Holdings, Inc.,	ongoing	Vice Chairman

33

New York, NY

BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman and Director

BlackRock Cayco Limited, Cayman Islands	ongoing	Director

BlackRock Cayman Company, Cayman Islands	ongoing	Director

BlackRock Cayman Newco Limited, Cayman Islands	ongoing	Director

BlackRock Finco, LLC, Wilmington, DE	ongoing	Director

BlackRock Finco UK, Ltd., London, England	ongoing	Director

BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman and Director

BlackRock Funding International, Ltd. Cayman Islands	ongoing	Director

BlackRock Holdco Limited, Cayman Islands	ongoing	Director

BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman and Director

BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	ongoing	Vice Chairman

BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	ongoing	Vice Chairman

BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman and Director

BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman and Director

34

	BlackRock UK 1 LP, London, England	ongoing	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Vice Chairman and Director

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Charles Hallac, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

	BlackRock India Private Ltd., Mumbai, India	ongoing	Director

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock US Newco, Inc., New York, NY	ongoing	Vice Chairman

35

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Barbara Novick, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investments, Inc., New York, NY	ongoing	Chief Executive Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock US Newco, Inc., New York, NY	ongoing	Vice Chairman

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

36

Scott Amero, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock US Newco, Inc., New York, NY	ongoing	Vice Chairman

	Anthracite Capital Inc. New York, NY	ongoing	Director

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Susan Wagner, Vice Chairman and Chief Operating Officer	BAA Holdings, LLC, Wilmington, DE	ongoing	Vice Chairman, Chief Operating Officer and Director

	BlackRock, Inc., New York, NY	ongoing	Vice Chairman and Chief Operating Officer

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	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Finco UK, Ltd., London, England	ongoing	Director

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Officer

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Vice Chairman and Chief Operating Officer

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman and Chief Operating Officer

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman and Chief Operating Officer

Robert Doll, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman and Director

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

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	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Holdco 2, Inc. Wilmington, DE	ongoing	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Vice Chairman

	Portfolio Administration & Management Ltd., Cayman Islands	ongoing	Director

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Robert Fairbairn, Vice Chairman	BlackRock, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock Asset Management U.K. Limited, London, England	ongoing	Chairman and Director

	BlackRock Capital Management, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Funding, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Institutional Management Corporation, Wilmington, DE	ongoing	Vice Chairman

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	BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

	BlackRock International, Ltd., Edinburgh, Scotland	ongoing	Chairman and Director

	BlackRock Investment Management (Australia) Limited, Victoria, Australia	ongoing	Director

	BlackRock Investment Management International Limited, London, England	ongoing	Chairman and Director

	BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

	BlackRock Investment Management (UK) Limited, London, England	ongoing	Director

	BlackRock Jersey Holdco Limited, Jersey	ongoing	Director

	BlackRock Lux Finco S.a r.l., Luxembourg, Luxembourg	ongoing	Vice Chairman

	BlackRock Operations (Luxembourg) S.a r.l., Luxembourg, Luxembourg	ongoing	Vice Chairman

	BlackRock Portfolio Holdings, Inc., Wilmington, DE	ongoing	Vice Chairman

	BlackRock Portfolio Investments, LLC, Wilmington, DE	ongoing	Vice Chairman

	BlackRock UK 1 LP, London, England	ongoing	Vice Chairman

	BlackRock US Newco, Inc., Wilmington, DE	ongoing	Vice Chairman

	Grosvenor Ventures Limited, London, England	ongoing	Director

	Grosvenor Alternate Partner Limited, London, England	ongoing	Director

	State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

	SSRM Holdings, Inc., Boston, MA	ongoing	Vice Chairman

Bennett Golub, Vice	BlackRock, Inc.,	ongoing	Vice Chairman
Chairman	New York, NY

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BlackRock Advisors, LLC, Wilmington, DE	ongoing	Vice Chairman

BlackRock Advisors Holdings, Inc., New York, NY	ongoing	Vice Chairman

BlackRock International Holdings, Inc., New York, NY	ongoing	Vice Chairman

BlackRock Investment Management, LLC, Plainsboro, NJ	ongoing	Vice Chairman

State Street Research & Management Company, Boston, MA	ongoing	Vice Chairman

Los Angeles Capital Management and Equity Research, Inc. performs investment advisory services for Registrant. The directors and officers of Los Angeles Capital and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business

Thomas D. Stevens, Chairman	None

Hal Reynolds, Chief Investment Officer	None

David Borger, Director of Research	None

Stuart Matsuda, Director of Trading	None

Acadian Asset Management LLC performs investment advisory services for Registrant. The directors and officers of Acadian and their other business affiliations for the past two fiscal years are:

Name and Title	Name and Address of Other Business Connections	Dates	Title, Capacity of Engagement, Description of Business
Gary Bergstrom, Chairman, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd	ongoing	Director, asset management

John Chisholm, Executive Vice President, co-CIO, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Churchill Franklin, Executive Vice President, Member of Board of Managers	Acadian Asset Management (UK) Ltd Acadian Asset Management (Australia) Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

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Ronald Frashure, Chief Executive Officer, President, co-CIO, Member of Board of Managers	Acadian Asset Management (Singapore) Pte Ltd Acadian Cayman Limited G.P.	ongoing	Director, asset management

Mark Minichiello, Senior Vice President, Chief Financial Officer, Treasurer, Secretary, Member of Board of Managers	Acadian Asset Management (UK) Ltd	ongoing	Director, asset management

Raymond Mui, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Brian Wolahan, Senior Vice President, Director of Alternative Strategies, Member of Board of Managers	None

James Wylie, Senior Vice President, Member of Board of Managers	Acadian Cayman Limited G.P.	ongoing	Director, asset management

Linda Gibson, Member of Board of Managers

Executive Vice President, Secretary and General Counsel-Old Mutual (US) Holdings Inc. (a holding company); Larch Lane Advisors, LLC (an investment adviser) 2100 Capital Group LLC (an investment adviser), Acadian Asset Management LLC
Old Mutual Asset Management Trust Company (a trust company)

		ongoing	Affiliated Directorships

Thomas Turpin, Member of Board of Managers

Executive Vice President and Chief Operating Officer-Old Mutual (US) Holdings Inc. (a holding company) Old Mutual Funds III (a registered investment company) Old Mutual Capital, Inc. (an investment adviser) Acadian Asset Management LLC (an investment adviser) Old Mutual Group Limited (a holding company) Old Mutual Asset Managers (Bermuda) Ltd. (an investment adviser) Old Mutual Group Services Limited (a financial services company) Liberty Ridge Capital, Inc. (an investment adviser) Chairman and DirectorLarch Lane Advisors, LLC (an investment adviser) Provident Investment Counsel, Inc. (an investment adviser) Ashfield Capital Partners, LLC. (an investment adviser) Old Mutual Funds II (a registered investment company) Old Mutual Insurance Series Fund (a registered investment company) Old Mutual Asset Managers (UK) Ltd. (an investment adviser) Analytic Investors, LLC (an investment adviser) Copper Rock Capital Partners, LLC (an investment adviser) Old Mutual Asset Management Trust Company

		ongoing	Affiliated Directorships

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(a trust company) 2100 Capital Group LLC (an investment adviser) Rogge Global Partners plc (an investment adviser) Investment Counselors of Maryland, LLC (an investment adviser) LML Holdings, Inc. (a holding company for Lincluden affiliated financial services firms)

Stephen Clarke, Member of Board of Managers

Senior Vice President, Relationship Manager -Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser) Lincluden Management Limited (an investment adviser)

		ongoing	Affiliated Directorships

John Grady, Member of Board of Managers	Executive Vice President, Strategy and Business Development-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

Kathryn Horgan, Member of Board of Managers	Executive Vice President, Director of Human Resources-Old Mutual (US) Holdings Inc. (a holding company); Acadian Asset Management LLC (an investment adviser)	ongoing	Affiliated Directorships

ITEM 27. PRINCIPAL UNDERWRITERS

(a) As it pertains to the Forward Series of the Registrant, the sole principal underwriter for each series is ALPS Distributors, which acts as distributor for the Forward Series of the Registrant and the following other funds: AARP Funds, AirShares EU Carbon Allowances Fund, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World Funds, PowerShares QQQ 100 Trust Series 1, Scottish Widows Investment Partnership, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., Utopia Funds, W. P. Stewart Funds, Wasatch Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

ALPS Distributors is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ALPS Distributors is located at 1290 Broadway, Suite 1100, Denver, CO 80203.

As it pertains to the Accessor Series of the Registrant, the sole principal underwriter for each series is SEI, which acts as distributor for the Accessor Series of the Registrant and the following other funds: SEI Daily Income Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, SEI Institutional Managed Trust, SEI Institutional International Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Institutional Investments Trust, Oak Associates Funds, CNI Charter Funds, iShares Inc., iShares Trust, Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.), Causeway Capital Management Trust, Barclays Global Investors Funds, SEI Opportunity Fund, LP, The Arbitrage Funds, The Turner Funds, ProShares Trust, Community Reinvestment Act Qualified Investment Fund, SEI Alpha Strategy Portfolios, LP, TD Asset Management USA Funds, SEI Structured Credit Fund, LP, Wilshire Mutual Funds, Inc.,Wilshire Variable Insurance Trust, and Global X Funds

SEI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. SEI is located at 1 Freedom Valley Drive, Oaks, PA 19456.

(b) As it pertains to the Forward Series of the Registrant and to the best of its’ knowledge, the directors and executive officers of ALPS Distributors, a distributor for Registrant, are as follows:

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Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Edmund J. Burke	Director	None
Jeremy O. May	Director	None
Spencer Hoffman	Director	None
Thomas A. Carter	President, Director	None
John C. Donaldson	Vice President, Chief Financial Officer	None
Robert J. Szydlowski	Vice President, Chief Technology Officer	None
Diana Adams	Vice President, Controller, Treasurer	None
Tané T. Tyler	Vice President, General Counsel, Secretary	None
Bradley J. Swenson	Vice President, Chief Compliance Officer	None
Kevin J. Ireland	Vice President, Director of Institutional Sales	None
Mark R. Kiniry	Vice President, National Sales Director - Investments	None

*	C/O ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203.

As it pertains to the Accessor Series of the Registrant and to the best of its’ knowledge, the directors and executive officers of SEI, a distributor for Registrant, are as follows:

Name and Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	None
Edward D. Loughlin	Director	None
Wayne M. Withrow	Director	None
Kevin Barr	President & Chief Executive Officer	None
Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	None
Thomas Rodman	Chief Operations Officer	None
John C. Munch	General Counsel & Secretary	None
Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer &	None
Assistant Secretary
John C. Munch	General Counsel & Secretary	None
Mark J. Held	Senior Vice President	None
Lori L. White	Vice President & Assistant Secretary	None
John Coary	Vice President & Assistant Secretary	None
John Cronin	Vice President	None
Robert Silvestri	Vice President	None

*	C/O SEI Investments Distribution Co., 1 Freedom Valley Drive, Oaks, PA 19456

(c) As it pertains to the Forward Series of the Registrant, commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by ALPS Distributors, one of the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

As it pertains to the Accessor Series of the Registrant, commissions and other compensation received, directly or indirectly, from the Forward Funds during the last fiscal year by SEI, one of the Registrant’s unaffiliated principal underwriter, were as follows:

Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchase	Brokerage Commissions	Other Compensation
None	None	None	None

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ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

As it pertains to the Forward Series of the Registrant, certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder and the records relating to the duties of the Registrant’s transfer agent are maintained by ALPS, 1290 Broadway, Suite 1100, Denver, CO 80203. Records relating to the duties of the Registrant’s custodian are maintained by BBH, 40 Water Street, Boston, MA 02109. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

As it pertains to the Accessor Series of the Registrant, certain accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder and the records relating to the duties of the Registrant’s custodian are maintained by State Street, State Street Financial Center, One Lincoln Street, Boston, MA 02111. Records relating to the duties of the Registrant’s distributor and fund accounting agent are maintained by SEI, 1 Freedom Valley Drive, Oaks, PA 19456. Certain other books and records are maintained at the offices of the Registrant at 433 California Street, 11th Floor, San Francisco, CA 94104.

ITEM 29. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Francisco and the State of California, on this 17th day of February, 2009.

FORWARD FUNDS

/s/	J. ALAN REID, JR.
J. Alan Reid, Jr. PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE			TITLE	DATE
	/s/	J. ALAN REID, JR.	President and Trustee	February 17, 2009
J. Alan Reid, Jr.

	/s/	HAIG G. MARDIKIAN*	Trustee	February 17, 2009
Haig G. Mardikian

	/s/	DONALD O’CONNOR*	Trustee	February 17, 2009
Donald O’Connor

	/s/	DEWITT F. BOWMAN*	Trustee	February 17, 2009
DeWitt F. Bowman

	/s/	ERIC KLEINSCHMIDT	Treasurer	February 17, 2009
Eric Kleinschmidt

*By:	/s/	BARBARA TOLLE
Barbara Tolle
Attorney-in-Fact

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